     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 11, 2003



                                              SECURITIES ACT FILE NO. 333-103330

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-14

                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933


[X]             Pre-Effective Amendment No. 1
[ ]             Post-Effective Amendment No. ____


                        (Check appropriate box or boxes)
                             ---------------------
                       VAN KAMPEN PRIME RATE INCOME TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

      1 PARKVIEW PLAZA, PO BOX 5555, OAKBROOK TERRACE, ILLINOIS 60181-5555
                    (Address of Principal Executive Offices)
                        TELEPHONE NUMBER: (630) 684-6000
                        (Area Code and Telephone Number)

                              A. THOMAS SMITH III
                     MANAGING DIRECTOR AND GENERAL COUNSEL
                          VAN KAMPEN INVESTMENTS INC.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 (212) 762-5260
                    (Name and Address of Agent for Service)
                             ---------------------
                                   COPIES TO:

                             WAYNE W. WHALEN, ESQ.
                              THOMAS A. HALE, ESQ.
                SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
                             333 WEST WACKER DRIVE
                            CHICAGO, ILLINOIS 60606
                                 (312) 407-0700
                             ---------------------
     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this registration statement becomes effective.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                               PROPOSED*            PROPOSED*
                                          AMOUNT OF             MAXIMUM             AMOUNT OF
                                         SHARES BEING        OFFERING PRICE     AGGREGATE OFFERING      REGISTRATION
TITLE OF SECURITIES BEING REGISTERED      REGISTERED            PER UNIT              PRICE                 FEE
------------------------------------------------------------------------------------------------------------------------
Common Shares of Beneficial
  Interest -- Class C Shares              34,477,545             $7.71             $265,821,870          $21,504.99
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------



* Estimated solely for the purpose of calculating the filing fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This Registration Statement is organized as follows:

     -- Questions and Answers to Van Kampen Senior Floating Rate Fund
        Shareholders

     -- Notice of Special Meeting of Shareholders of Van Kampen Senior Floating
        Rate Fund

     -- Proxy Statement/Prospectus of Van Kampen Senior Floating Rate Fund regarding the proposed Reorganization into Van Kampen Prime Rate Income Trust

     -- Statement of Additional Information of Van Kampen Senior Floating Rate
        Fund regarding the proposed Reorganization into Van Kampen Prime Rate Income Trust

     -- Part C Information

     -- Exhibits

                               --  MARCH 2003  --
--------------------------------------------------------------------------------
                                IMPORTANT NOTICE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              TO VAN KAMPEN SENIOR
                        FLOATING RATE FUND SHAREHOLDERS
--------------------------------------------------------------------------------

                                                             QUESTIONS & ANSWERS

---------------------------------------
Although we recommend that you read the complete Proxy Statement/Prospectus, we have provided for your convenience a brief overview of the issue to be voted on.
---------------------------------------
Q
       WHY IS A SHAREHOLDER MEETING BEING HELD?

A      You are being asked to vote
on a proposal to reorganize the Van Kampen Senior Floating Rate Fund into the Van Kampen Prime Rate Income Trust. The Van Kampen Senior Floating Rate Fund and the Van Kampen Prime Rate Income Trust operate substantially similar portfolios following the same investment objective and investment policies, but the Funds have different share offering structures. The Funds may now offer multiple classes of shares of the same investment portfolio, so management of the Funds is seeking to (1) redesignate the existing shares of the larger Van Kampen Prime Rate Income Trust as Class B Shares, (2) secure approval by the shareholders of the smaller Van Kampen Senior Floating Rate Fund of a reorganization of the Van Kampen Senior Floating Rate Fund into the Van Kampen Prime Rate Income Trust where the shareholders of the Van Kampen Senior Floating Rate Fund would receive newly-created Class C Shares of the Van Kampen Prime Rate Income Trust and (3) rename the combined fund as the Van Kampen Senior Loan Fund.

Q

       WHY IS THE REORGANIZATION BEING RECOMMENDED?

A      The Board of Trustees of the
Van Kampen Senior Floating Rate Fund has determined that the reorganization will benefit the Fund's shareholders. After the reorganization, shareholders will remain invested in a closed-end fund with the same management personnel and the same investment objective and investment policies as the Van Kampen Senior Floating Rate Fund. The Board anticipates that shareholders will benefit from a reduced overall operating expense ratio in the combined fund as well as improved credit quality and diversification of assets.
Q

       HOW WILL THE REORGANIZATION AFFECT ME?

A      Assuming shareholders
approve the reorganization, the assets and liabilities of the Van Kampen Senior Floating Rate Fund will be combined with those of the Van Kampen Prime Rate Income Trust, and you will receive newly-issued shares -- Class C Shares -- of the Van Kampen Prime Rate Income Trust. The aggregate net asset value of the shares you receive in the reorganization will equal the aggregate net asset value of the shares you own immediately prior to the reorganization. No certificates for shares of the Van Kampen Prime Rate Income Trust will be issued in connection with the reorganization, although such certificates will be available upon request.
Q

       WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?


A      You will pay no sales load or
commission in connection with the reorganization. However, if the reorganization occurs, the costs associated with the reorganization, including costs associated with the shareholder meeting, will be allocated between the Funds in proportion to their projected declines in total operating expenses.

Q

       WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?


A      The reorganization is intended
to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. If the reorganization so qualifies, in general, a shareholder of the Van Kampen Senior Floating Rate Fund will recognize no gain or loss upon receipt solely of shares of the Van Kampen Prime Rate Income Trust in connection with the reorganization. Additionally, the Van Kampen Senior Floating Rate Fund would not recognize any gain or loss as a result of the transfer of all of its assets and liabilities solely in exchange for shares of the Van Kampen Prime Rate Income Trust or as a result of its liquidation.

Q
       WHERE DO I CALL FOR FURTHER INFORMATION?

A      Please call Van Kampen's
Client Relations Department at 1-800-231-2808 (Telecommunications Device for the Deaf users may call 1-800-421-2833) or visit our website at www.vankampen.com, where you can send us an e-mail message by selecting "Contact Us".

                              ABOUT THE PROXY CARD
--------------------------------------------------------------------------------

Please vote on the reorganization issue using blue or black ink to mark an X in one of the boxes provided on the proxy card.

APPROVAL OF REORGANIZATION - mark "For," "Against" or "Abstain"

Sign, date and return the proxy card in the enclosed postage-paid envelope. All registered owners of an account, as shown in the address, must sign the card. When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please indicate your full title.

                                                                           PROXY
VAN KAMPEN SENIOR FLOATING RATE FUND
SPECIAL MEETING OF SHAREHOLDERS
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX

                                                                   FOR  AGAINST  ABSTAIN
1.   The proposal to approve the Agreement and Plan of             [ ]    [ ]      [ ]
     Reorganization.

 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
                SAMPLE

                      VAN KAMPEN SENIOR FLOATING RATE FUND
                                1 PARKVIEW PLAZA
                     OAKBROOK TERRACE, ILLINOIS 60181-5555
                                 (800) 231-2808

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 14, 2003



  A special meeting of shareholders of the Van Kampen Senior Floating Rate Fund will be held at the offices of Van Kampen Investments Inc., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555 on May 14, 2003 at 3:30 p.m. for the following purposes:


    1. To approve an Agreement and Plan of Reorganization pursuant to which Van Kampen Senior Floating Rate Fund would (i) transfer all of its assets and liabilities to Van Kampen Prime Rate Income Trust in exchange for Class C Shares of Van Kampen Prime Rate Income Trust, (ii) distribute such Class C Shares to its shareholders and (iii) dissolve itself.

    2. To transact such other business as may properly be presented at the meeting or any adjournment thereof.


  Shareholders of record as of the close of business on March 3, 2003 are entitled to vote at the meeting or any adjournment thereof. Shareholders who do not expect to attend the meeting in person are requested to complete, date and sign the enclosed proxy and return it promptly in the envelope provided for that purpose.


                                       For the Board of Trustees,

                                       A. Thomas Smith III
                                       Vice President and Secretary


March   , 2003


  SHAREHOLDERS OF THE FUND ARE INVITED TO ATTEND THE MEETING IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD, DATE AND SIGN SUCH PROXY CARD, AND RETURN IT IN THE ENVELOPE PROVIDED, WHICH IS ADDRESSED FOR YOUR CONVENIENCE AND NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

  IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK THAT YOU MAIL YOUR PROXY PROMPTLY.

  THE BOARD OF TRUSTEES OF VAN KAMPEN SENIOR FLOATING RATE FUND RECOMMENDS THAT YOU CAST YOUR VOTE:

  FOR THE REORGANIZATION AS DESCRIBED IN THE PROXY STATEMENT/PROSPECTUS.

                             ---------------------

                            YOUR VOTE IS IMPORTANT.
                     PLEASE RETURN YOUR PROXY CARD PROMPTLY
                       NO MATTER HOW MANY SHARES YOU OWN.

     THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                 SUBJECT TO COMPLETION -- DATED MARCH 11, 2003


                           PROXY STATEMENT/PROSPECTUS

                      VAN KAMPEN SENIOR FLOATING RATE FUND
                                1 Parkview Plaza
                     Oakbrook Terrace, Illinois 60181-5555
                                 (800) 231-2808


  This Proxy Statement/Prospectus is furnished to you as a shareholder of the Van Kampen Senior Floating Rate Fund (the "Target Fund"). A special meeting of the shareholders of the Target Fund will be held on May 14, 2003, to consider the items that are listed below and discussed in greater detail elsewhere in this Proxy Statement/Prospectus. If shareholders are unable to attend the meeting or any adjournment thereof (the "Meeting"), the Board of Trustees requests that they vote their shares by completing and returning the enclosed proxy.


  The purposes of the Meeting are:

  1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") pursuant to which the Target Fund would (i) transfer all of its assets and liabilities to the Van Kampen Prime Rate Income Trust (the "Acquiring Fund") in exchange for Class C Shares of the Acquiring Fund,
     (ii) distribute such Class C Shares to its shareholders and (iii) dissolve itself; and

  2. To transact such other business as may properly be presented at the Meeting.


  The Board of Trustees has approved a reorganization (the "Reorganization") by which the Target Fund would be reorganized into the Acquiring Fund, a closed-end fund with the same management personnel and the same investment objective and investment policies as the Target Fund. If Target Fund shareholders approve the Reorganization, the Acquiring Fund will redesignate its existing shares as Class B Shares ("Acquiring Fund Class B Shares") and create a new class of shares designated as Class C Shares ("Acquiring Fund Class C Shares"). The Acquiring Fund will then transfer Acquiring Fund Class C Shares, par value $0.01 per share, to the Target Fund in exchange for all of the assets and liabilities of the Target Fund. The Target Fund will then distribute to its shareholders the Acquiring Fund Class C Shares received in the Reorganization. After distributing these shares, the Target Fund will dissolve itself. When the Reorganization is complete, Target Fund shareholders will hold Acquiring Fund Class C Shares. The aggregate net asset value of the Acquiring Fund Class C Shares you receive in the Reorganization will equal the aggregate net asset value of the Target Fund shares you own immediately prior to the Reorganization. After the Reorganization, the Acquiring Fund will continue to operate as a registered closed-end investment company with the investment objective and investment policies described in this Proxy Statement/ Prospectus. It is anticipated that, following the Reorganization, the Acquiring Fund will be renamed the "Van Kampen Senior Loan Fund."

  This Proxy Statement/Prospectus sets forth concisely the information shareholders of the Target Fund should know before voting on the Reorganization Agreement and constitutes an offering of Acquiring Fund Class C Shares only. Please read it carefully and retain it for future reference. A Statement of
Additional Information dated          , 2003, relating to this Proxy
Statement/Prospectus (the "Reorganization Statement of Additional Information") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A Prospectus and Statement of Additional Information containing additional information about the Van Kampen Prime Rate Income Trust, each dated November 27, 2002 (and as currently supplemented), have been filed with the SEC and are incorporated herein by reference. A Prospectus and Statement of Additional Information containing additional information about the Van Kampen Senior Floating Rate Fund, each dated November 27, 2002 (and as currently supplemented), have been filed with the SEC and are incorporated herein by reference. The Target Fund and the Acquiring Fund (each a "Fund," and together the "Funds") will furnish, without charge, copies of the foregoing, as well as the Funds' most recent annual reports and any more recent semi-annual reports, to any shareholder upon request. Any such request should be directed to Client Relations by calling 1-800-231-2808 (TDD users may call 1-800-421-2833) or by writing to the respective Fund at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555. Copies of the Funds' most recent annual and semi-annual reports can also be obtained on a website maintained by Van Kampen Investments Inc. at www.vankampen.com. Shareholders may also obtain annual and semi-annual reports and other information filed by the Funds from the SEC's reference room (1-800-SEC-0330) or from the SEC's website at www.sec.gov. The Funds' most recent annual reports and the corresponding statements of additional information are incorporated herein by reference.


  The Board of Trustees of the Target Fund knows of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
                             ---------------------

  No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
                             ---------------------

  NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. A REPRESENTATION TO THE CONTRARY IS A CRIME.


  The date of this Proxy Statement/Prospectus is          , 2003.

                               TABLE OF CONTENTS


                                                                     PAGE
                                                                     ----
SUMMARY..........................................................       4
       The Proposed Reorganization...............................       4
       Background and Reasons for the Proposed Reorganization....       4
COMPARISON OF THE TARGET FUND AND THE ACQUIRING FUND.............       5
       Investment Objective and Investment Policies..............       5
       Purchase and Repurchase of Shares.........................       6
       Early Withdrawal Charges..................................       7
       Management of the Funds...................................       7
       Administrators of the Funds...............................       8
       Service Plan..............................................       8
       Fund Expenses.............................................       9
       Distributions.............................................      11
       Dividend Reinvestment Plan................................      11
       Capital Shares and Capitalization.........................      11
       Federal Income Tax Rules Applicable to the Funds and their
       Shareholders..............................................      12
RISK FACTORS.....................................................      12
       No Trading Market for Shares..............................      13
       Senior Loans..............................................      13
       Borrower Credit Risk......................................      14
       Investment in Non-U.S. Issuers............................      15
       Warrants, Equity Securities and Junior Debt Securities....      16
       Participations............................................      16
       Fund Borrowings...........................................      16
       Non-Diversified Status....................................      17
INFORMATION ABOUT THE REORGANIZATION.............................      17
       General...................................................      17
       Terms of the Reorganization Agreement.....................      18
       Reasons for the Reorganization............................      19
       Material Federal Income Tax Consequences of the
       Reorganization............................................      19
       Shareholder Approval......................................      21
OTHER INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND...
                                                                       22
       Financial Highlights......................................      22
       Investment Policies and Risks.............................      24
       The Adviser...............................................      36
       Dividend Reinvestment Plan................................      38
       Repurchase of Shares......................................      38
       Date and Form of Organization; Organizational Documents...      43
       Net Asset Value...........................................      45
       Custodian, Dividend Disbursing Agent and Transfer Agent...      47
       Reports to Shareholders...................................      47
       Shareholder Proposals.....................................      47
       Shareholders of the Acquiring Fund and the Target Fund....      48
       Section 16(a) Beneficial Ownership Reporting Compliance...      48
GENERAL INFORMATION ABOUT THE PROXY STATEMENT....................      49
       Voting and Meeting Requirements...........................      49
       Solicitation of Proxies...................................      49
       Information on Appraisal Rights...........................      50
       Other Matters to Come Before the Meeting..................      50
EXHIBIT I SENIOR LOAN RATING INFORMATION.........................     I-1
EXHIBIT II SECTIONS 86 THROUGH 98 OF CHAPTER 156B OF THE
  MASSACHUSETTS GENERAL LAWS (THE MASSACHUSETTS BUSINESS
  CORPORATION LAW)...............................................    II-2

                                    SUMMARY

  The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement/Prospectus and in the Reorganization Agreement attached as Appendix A to the Reorganization Statement of Additional Information.

THE PROPOSED REORGANIZATION

  The Board of Trustees of the Target Fund has approved by unanimous vote the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

    - the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for Acquiring Fund Class C Shares;

    - the distribution of Acquiring Fund Class C Shares to Target Fund shareholders; and

    -  the dissolution of the Target Fund.

  In connection with the Reorganization, the Board of Trustees of the Acquiring Fund has approved the redesignation of the Acquiring Fund's existing shares as Acquiring Fund Class B Shares and the creation of a new class of Acquiring Fund Class C Shares. After the Reorganization, the Acquiring Fund will continue to operate as a registered closed-end investment company with two classes of shares, Acquiring Fund Class B Shares (held by those who presently own shares of the Acquiring Fund) and Acquiring Fund Class C Shares (held by those who presently own shares of the Target Fund). When the Reorganization is complete, Target Fund shareholders will hold Acquiring Fund Class C Shares. The aggregate net asset value of the Acquiring Fund Class C Shares you receive in the Reorganization will equal the aggregate net asset value of the Target Fund shares you own immediately prior to the Reorganization.

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

  The investment objective of each Fund is to provide a high level of current income, consistent with preservation of capital. Each Fund seeks to achieve its investment objective by investing primarily in adjustable rate senior loans ("Senior Loans"). The Funds' investment policies with respect to Senior Loans are the same. Each Fund is organized as a business trust under the laws of Massachusetts and is registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act").

  The Reorganization would combine the assets of these similar Funds by reorganizing the Target Fund into the Acquiring Fund. The Board of Trustees of the

Target Fund, based upon its evaluation of all relevant information, has determined that the Reorganization will benefit Target Fund shareholders in several ways. By eliminating the unnecessary duplication of costs of operating separate funds, the total operating expense ratio of the Acquiring Fund Class C Shares should decline relative to the existing shares of the Target Fund. Moreover, by combining the assets of the Funds, the credit quality of the portfolio will improve and the diversification of assets will increase relative to the Target Fund. After considering these benefits as well as the risks and costs of the Reorganization, the Board of Trustees of the Target Fund recommends that Target Fund shareholders vote for the proposed Reorganization.

              COMPARISON OF THE TARGET FUND AND THE ACQUIRING FUND

INVESTMENT OBJECTIVE AND INVESTMENT POLICIES

  The Funds have the same investment objective and policies. Each Fund seeks to provide shareholders with a high level of current income, consistent with preservation of capital. Each Fund seeks to achieve its investment objective by investing primarily in Senior Loans. Under normal market conditions, each Fund plans to invest at least 80% of its total assets in Senior Loans.

  Senior Loans are business loans made to borrowers that may be corporations, partnerships or other entities operating in a variety of industries and geographic regions ("Borrower(s)"). The interest rates on Senior Loans adjust periodically, and each Fund's portfolio of Senior Loans has at all times a dollar-weighted average time until the next interest rate adjustment of 90 days or less. The Funds believe that investing in adjustable rate Senior Loans should limit fluctuations in net asset value caused by changes in interest rates. Investors should, however, expect each Fund's net asset value to fluctuate as a result of changes in Borrower credit quality and other factors. There is no assurance that either Fund will achieve its investment objective. Investors should carefully consider the risks of investing in the Funds, including that the Funds may invest all or a substantial portion of its assets in below investment grade senior loans. See "Risk Factors."


  Senior Loans generally are negotiated between a Borrower and several financial institution lenders ("Lenders") represented by one or more Lenders acting as agent of all the Lenders ("Agent"). The Agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the Senior Loan and the rights of the Borrower and the Lenders (the "Loan Agreement"). The Fund may act as one of the group of original Lenders originating a Senior Loan, may purchase assignments of portions of Senior Loans from third parties and may invest in participations in Senior Loans. Senior Loans may include certain foreign senior debt that is in the form of notes and not Loan Agreements.

  Senior Loans have the most senior position in a Borrower's capital structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of Senior Loans a priority claim on some or all of the Borrower's assets in the event of default. Most of the Funds' Senior Loan investments are secured by specific assets of Borrowers. Senior Loans also have contractual terms designed to protect investors.


  The Funds generally acquire Senior Loans of Borrowers that, in the judgment of the Funds' investment adviser, Van Kampen Investment Advisory Corp. (the "Adviser"), can make timely payments on their Senior Loans and that satisfy other credit standards established by the Adviser. Because of their protective features, the Funds and the Adviser believe that Senior Loans of Borrowers that are experiencing or are more likely to experience financial difficulty may represent attractive investment opportunities.



  BORROWER CREDIT RISK. Investing in Senior Loans does involve investment risk, and some Borrowers default on their Senior Loan payments. Each Fund may invest all or a substantial portion of its assets in below investment grade Senior Loans, which are considered speculative by rating agencies (and are often referred to as "junk securities"). The Funds attempt to manage these risks through selection of a varied portfolio of Senior Loans and careful analyses and monitoring of Borrowers. Nevertheless, investors should expect that each Fund's net asset value will fluctuate as a result of changes in the credit quality of Borrowers and other factors. See "Risk Factors -- Borrower Credit Risk."


  OTHER INVESTMENT POLICIES. Other investment policies of the Funds include the following: each Fund may invest up to 20% of its total assets in Senior Loans that are not secured by any specific collateral; each Fund may invest up to 20% of its total assets in Senior Loans made to non-U.S. Borrowers provided that these Senior Loans are U.S. dollar denominated and pay principal and interest in U.S. dollars; and each Fund may invest up to 20% of its total assets in any combination of the following: (1) warrants, equity securities and junior debt securities, in each case that are acquired in connection with the acquisition, restructuring or disposition of a Senior Loan, and (2) high quality short-term debt securities.

PURCHASE AND REPURCHASE OF SHARES


  Each Fund continuously offers its shares to the public at a price equal to net asset value through Van Kampen Funds Inc., as principal underwriter, and through selected brokers, dealers and financial services firms. If the Reorganization is completed, the Acquiring Fund intends to continuously offer Acquiring Fund Class B Shares and Acquiring Fund Class C Shares to the public at a price equal to the net asset value of each class.


  The Funds' shares are not offered or traded in the secondary market, are not listed on any securities exchange and are not quoted on any quotation medium. No market is expected to develop for these shares. The Funds are closed-end investment companies and, as such, do not redeem their shares. An investment in either Fund should therefore be considered illiquid. In an effort to provide shareholders with an opportunity to sell their shares, each Fund has repurchased a portion of its outstanding shares at the then-current net asset value per share every quarter since it began its respective operations. If the Reorganization is approved, the Acquiring Fund intends to continue to adhere to this policy with respect to its Acquiring Fund Class B Shares and Acquiring Fund Class C Shares. There is no assurance, however, that future tender offers will in fact be undertaken or completed or, if undertaken, that they will provide sufficient liquidity for all shareholders who may desire to sell their shares.

EARLY WITHDRAWAL CHARGES


  Although neither Fund sells shares with an initial sales charge or underwriting discount, each Fund imposes an early withdrawal charge ("EWC") for shares held less than the applicable Fund's EWC holding period. The Target Fund imposes an EWC of 1.00% on most shares it accepts for repurchase which have been held for less than one year. If the Reorganization is completed, Target Fund shareholders will not be assessed an EWC at the time of Reorganization, although the Acquiring Fund Class C Shares they receive in the Reorganization will be subject to the same EWC schedule (i.e., 1.00% for withdrawal within the first year), with the holding period for Acquiring Fund Class C Shares based on the date the shareholder originally acquired his or her shares of the Target Fund.


  The Acquiring Fund imposes an EWC of 3.00% on most shares it accepts for repurchase within the first year after purchase, declining over time to 0.00% after the fifth year that a shareholder owns his or her shares. The Reorganization will not affect the EWC schedule for existing shares of the Acquiring Fund, which will be redesignated in the Reorganization as Acquiring Fund Class B Shares.

MANAGEMENT OF THE FUNDS

  The Board of Trustees of each Fund is responsible for the overall supervision of the operations of each Fund and performs the various duties imposed on the Trustees of investment companies by the 1940 Act and under applicable Massachusetts law.

  Van Kampen Investment Advisory Corp. is the investment adviser for each Fund. Van Kampen Funds Inc. is the principal underwriter (the "Distributor") for each Fund. The Adviser and the Distributor are wholly-owned subsidiaries of Van Kampen Investments Inc. ("Van Kampen") and indirect wholly-owned subsidiaries of Morgan Stanley. The principal office address of the Adviser, the Distributor and Van Kampen is 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

  Howard Tiffen, Managing Director of the Adviser and Vice President of the Senior Loan funds managed by the Adviser, is primarily responsible for the day-to-day management of each Fund. Mr. Tiffen has served as portfolio manager for the Funds since December 1999. Mr. Tiffen has over 30 years of investment experience and manages, as of October 31, 2002, approximately $4 billion in Senior Loan assets for Van Kampen. Mr. Tiffen is also Senior Vice President of Van Kampen Asset Management Inc. and Van Kampen Management Inc. Prior to joining the Adviser, Mr. Tiffen was senior portfolio manager for Pilgrim Investments' senior floating rate investment management business from 1995 to 1999, where he managed the Pilgrim Prime Rate Trust and other structured senior loan portfolios.



  Each Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the Fund's average daily net assets. If the Reorganization is completed, the Adviser will continue to receive compensation at the rate of 0.95% of the average daily net assets of the combined fund. This fee is reduced on assets in excess of $4 billion.


ADMINISTRATORS OF THE FUNDS


  Van Kampen serves as administrator to the Acquiring Fund. The Distributor serves as administrator to the Target Fund. The administrator of each Fund is responsible for, among other things, monitoring Senior Loans, printing and disseminating reports to shareholders and negotiating the terms and conditions under which custodian and dividend disbursing services are provided to the Funds. Each Fund pays its administrator a monthly administrative fee at an annual rate of 0.25% of the Fund's average daily net assets. If the Reorganization is completed, Van Kampen will continue to receive compensation at the rate of 0.25% of the average daily net assets of the combined fund. In connection with the organization of the Target Fund on December 19, 1997, Van Kampen, an affiliate of the Adviser, was issued 10,000 shares of the Target Fund for $100,000. Van Kampen still holds these Target Fund shares, and they will be exchanged for Acquiring Fund Class C Shares if the Reorganization is completed.


SERVICE PLAN


  The Target Fund pays fees to the Distributor and brokers, dealers and financial services firms for the provision of personal services and/or the maintenance of shareholder accounts. These payments cannot exceed 0.25% of the Target Fund's average daily net assets for any fiscal year. The Board of Trustees of the Target Fund has authorized the Target Fund to make quarterly service fee payments to the Distributor and such brokers, dealers and financial services firms in amounts not expected to exceed 0.15% of the Target Fund's average daily net assets. The Acquiring Fund does not pay a service plan fee on its existing shares (which are to be redesignated as Acquiring Fund Class B Shares). If the Reorganization is completed, a service plan fee will be assessed against Acquiring Fund Class C Shares only on the same terms as existing shares of the Target Fund.

FUND EXPENSES


  As of October 31, 2002, the overall annualized operating expense ratio for the Target Fund was 1.89%, and the overall annualized operating expense ratio for the Acquiring Fund was 1.51%. If the Reorganization had taken place on October 31, 2002, the overall pro forma operating expense ratios for the Acquiring Fund Class C Shares and Acquiring Fund Class B Shares would have been 1.65% and 1.50%, respectively.


           FEE AND EXPENSE TABLE FOR SHAREHOLDERS OF THE TARGET FUND,
            THE ACQUIRING FUND AND PRO FORMA AS OF OCTOBER 31, 2002

  The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Funds.


                                                     Actual             Pro Forma
                                               ------------------   -----------------
                                                                     ACQUIRING FUND
                                               TARGET   ACQUIRING   CLASS C   CLASS B
                                                FUND      FUND      SHARES    SHARES
                                               ------   ---------   -------   -------
Shareholder Transaction Expenses
  Sales Load.................................   None       None       None      None
  Dividend Reinvestment Plan Fees............   None       None       None      None
  Maximum Early Withdrawal Charge............  1.00%(1)   3.00%(2)   1.00%(1)  3.00%(2)
Annual Operating Expenses
  (as a percentage of net assets attributable
  to common shares)
  Investment Advisory Fees(3)................  0.95%      0.95%      0.95%     0.95%
  Administrative Expenses(3).................  0.25%      0.25%      0.25%     0.25%
  Service Plan(3)............................  0.15%(4)   0.00%      0.15%(4)  0.00%
  Other Expenses(3)..........................  0.54%      0.31%      0.30%     0.30%
                                               =====      =====      =====     =====
      Total Annual Operating Expenses(3).....  1.89%      1.51%      1.65%     1.50%


---------------

(1) The Target Fund imposes an EWC of 1.00% on most shares it accepts for repurchase which have been held for less than one year. If the Reorganization is approved, Target Fund shareholders will not be assessed an EWC at the time of Reorganization, although the Acquiring Fund Class C Shares they receive in the Reorganization will be subject to the same EWC schedule (i.e., 1% for withdrawal within the first year), with the holding period for Acquiring Fund Class C Shares based on the date the shareholder originally acquired his or her shares of the Target Fund. See "Other Information about the Target Fund and the Acquiring Fund--Repurchase of Shares."

(2) The Acquiring Fund imposes an EWC of 3.00% on most shares it accepts for repurchase within the first year after purchase, declining over time to 0.00% after the fifth year. The Reorganization will not affect the EWC schedule for existing shares of the Acquiring Fund, which will be redesignated in the Reorganization as

    Acquiring Fund Class B Shares. See "Other Information about the Target Fund and the Acquiring Fund -- Repurchase of Shares."

(3) Calculated as of October 31, 2002.


(4) The Target Fund pays, and the Acquiring Fund Class C Shares will pay, service fees pursuant to a service plan for the provision of personal services and/or maintenance of shareholder accounts. See "Comparison of the Target Fund and the Acquiring Fund -- Service Plan."


EXAMPLE. An investor would pay the following expenses on a $1,000 investment, assuming (1) shares of each Fund were purchased in the initial public offerings,
(2) the operating expense ratio for each Fund (as a percentage of net assets attributable to shares) set forth in the table above remains the same each year,
(3) all dividends and distributions are reinvested at net asset value and (4) a 5% annual return throughout the period:


                                          1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                          ------    -------    -------   --------
Target Fund
  Assuming no tender of shares........     $19        $59       $102       $221
  Assuming tender and repurchase of
    shares on last day of period and
    imposition of maximum applicable
    early withdrawal charge...........     $29        $59       $102       $221
Acquiring Fund
  Assuming no tender of shares........     $15        $48       $ 82       $180
  Assuming tender and repurchase of
    shares on last day of period and
    imposition of maximum applicable
    early withdrawal charge...........     $45        $68       $ 92       $180
Pro Forma -- Class C Shares*
  Assuming no tender of shares........     $17        $52       $ 90       $195
  Assuming tender and repurchase of
    shares on last day of period and
    imposition of maximum applicable
    early withdrawal charge...........     $27        $52       $ 90       $195
Pro Forma -- Class B Shares*
  Assuming no tender of shares........     $15        $47       $ 82       $179
  Assuming tender and repurchase of
    shares on last day of period and
    imposition of maximum applicable
    early withdrawal charge...........     $45        $67       $ 92       $179


---------------

* Assumes that the Reorganization had taken place on October 31, 2002.

  The foregoing fee table is intended to assist investors in understanding the costs and expenses that a shareholder of each of the Funds will bear absent the Reorganization as compared to the costs and expenses that would be borne by such investors if the Reorganization is approved. This example should not be considered a representation of past or future expenses or annual rates of return. Actual expenses or annual rates of return may be more or less than those assumed for purposes of this example.

DISTRIBUTIONS


  The current policy of each Fund is to pay monthly distributions to shareholders of substantially all of its net investment income. Distributions are not assured, and the amount of each monthly distribution varies. Net capital gain, if any, is generally distributed at least annually. If the Reorganization is completed, the Acquiring Fund intends to continue to adhere to this policy with respect to its Acquiring Fund Class B Shares and Acquiring Fund Class C Shares.


DIVIDEND REINVESTMENT PLAN


  Each Fund offers a dividend reinvestment plan (the "Dividend Reinvestment Plan") under which shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in additional shares purchased at net asset value. Shareholders receive their distributions in cash unless they elect to participate in the Dividend Reinvestment Plan. If the Reorganization is completed, the Acquiring Fund intends to continue to maintain the same Dividend Reinvestment Plan with respect to its Acquiring Fund Class B Shares and Acquiring Fund Class C Shares.


CAPITAL SHARES AND CAPITALIZATION

  Each Fund currently has outstanding only one class of common shares of beneficial interest, par value $0.01 per share. The Board of Trustees of each Fund may authorize separate classes of shares together with such designation of preferences, rights, voting powers, restrictions, limitations, qualifications or terms as may be determined from time to time by the Trustees. In connection with the Reorganization, the Board of Trustees of the Acquiring Fund has approved the redesignation of the Acquiring Fund's existing shares as Acquiring Fund Class B Shares and the creation of a new class of Acquiring Fund Class C Shares.

  The following table sets forth as of October 31, 2002 (i) the capitalization of the Target Fund, (ii) the capitalization of the Acquiring Fund, (iii) the pro forma capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization as if the Reorganization had occurred on such date, (iv) the authorized and outstanding shares of each Fund and (v) the authorized and outstanding shares of the Acquiring Fund as adjusted to give effect to the Reorganization as if the Reorganization had occurred on such date.

               CAPITALIZATION AS OF OCTOBER 31, 2002 (UNAUDITED)


                                               ACTUAL             PRO FORMA
                                       -----------------------    ----------
                                       ACQUIRING      TARGET      ACQUIRING
                                          FUND         FUND         FUND*
                                       ---------      ------      ---------
Net Assets (in thousands)..........    $2,173,201     $325,721    $2,498,512
Shares Authorized
  Acquiring Fund/Class B Shares....     Unlimited                  Unlimited
  Target Fund/Class C Shares.......                  Unlimited     Unlimited
Shares Outstanding (in thousands)
  Acquiring Fund/Class B Shares....       284,051                    284,051
  Target Fund/Class C Shares.......                     44,227        42,537
Net Asset Value Per Share
  Acquiring Fund/Class B Shares....         $7.65                      $7.65
  Target Fund/Class C Shares.......                      $7.36         $7.65


---------------


* The pro forma net assets, shares outstanding and net asset value per share reflect the payment of Reorganization expenses of approximately $410,000 allocated between the Funds in proportion to their projected declines in total operating expenses.


FEDERAL INCOME TAX RULES APPLICABLE TO THE FUNDS AND THEIR SHAREHOLDERS


  The Reorganization is intended to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, a Target Fund shareholder would not recognize any gain or loss upon the receipt solely of Acquiring Fund Class C Shares in connection with the Reorganization. In addition, the Target Fund would not recognize any gain or loss as a result of the transfer of all of its assets and liabilities solely in exchange for the Acquiring Fund Class C Shares.


                                  RISK FACTORS


  This section describes the risks inherent in investing in the Funds. Since the Target Fund and the Acquiring Fund, under normal market conditions both invest substantially all of their assets in Senior Loans, the risks inherent in such investments apply to the existing Target and Acquiring Funds as well as to the Acquiring Fund after the Reorganization is completed (the "Combined Fund"). Unless otherwise noted, references in this section to a "Fund" apply equally to the Target Fund, the Acquiring Fund and the Combined Fund.

NO TRADING MARKET FOR SHARES

  The Fund is a closed-end investment company designed primarily for long-term investors. The Fund does not intend to list its shares for trading on any national securities exchange, and there is not expected to be any secondary trading market in the shares. As such, the shares are illiquid. In the event that the Fund's Board of Trustees does not authorize the repurchase of shares, shareholders will not be able to otherwise sell their shares. Even if the Fund does make repurchases, there is no guarantee that shareholders will be able to sell to the Fund all of the shares that they desire to sell at any particular time.

SENIOR LOANS


  There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund's investments. Instead, the Adviser relies primarily on its own evaluation of Borrower credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The market for illiquid securities is more volatile than the market for liquid securities. However, many Senior Loans are of a large principal amount and are held by a large number of owners. In the Adviser's opinion, this should enhance their liquidity. In addition, in recent years the number of institutional investors purchasing Senior Loans has increased. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund will have no limitation on the amount of its assets that may be invested in securities that are not readily marketable or that are subject to restrictions on resale. The substantial portion of the Fund's assets to be invested in Senior Loans may restrict its ability to dispose of its investments in a timely fashion and at a fair price, and could result in capital losses to the Fund and its shareholders. The market for Senior Loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. This could result in increased volatility in the market and in the Fund's net asset value per share. Illiquid securities are also difficult to value. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers, thereby increasing the risk of default. If legislation or federal or state regulations require financial institutions to dispose of Senior Loans that are considered highly leveraged transactions or subject Senior Loans to increased regulatory scrutiny, financial institutions may determine to sell such Senior Loans. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Loan may be adversely affected. Selling Lenders and other persons positioned between the Fund and the Borrower will likely conduct their principal business activities in the banking, finance and financial services industries. The Fund may be more at risk to any single economic, political or regulatory occurrence affecting such industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. Should an Agent or a Lender positioned between the Fund and a Borrower become insolvent or enter FDIC receivership or bankruptcy, where the Fund is an original Lender or has purchased an assignment, any interest of such person in the Senior Loan and in any loan payment held by such person for the benefit of the Fund should not be included in the person's estate. If, however, these items are included in such person's estate, the Fund would incur costs and delays in realizing payment and could suffer a loss of principal or interest. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to Lenders. Such court action could under certain circumstances include invalidation of Senior Loans.


BORROWER CREDIT RISK

  Senior Loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Senior Loan will result in a reduction in income to the Fund, a reduction in the value of the Senior Loan and a potential decrease in the Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. An increased risk of default could result in a decline in the value of Senior Loans and in the Fund's net asset value. The Fund may acquire Senior Loans of Borrowers that are experiencing, or are more likely to experience, financial difficulty, including Senior Loans of Borrowers in highly leveraged transactions or that have filed for bankruptcy protection. Borrowers may have outstanding debt obligations that are rated below investment grade. More recently, rating agencies have begun rating Senior Loans, and Senior Loans in the Fund's portfolio may themselves be rated below investment grade. See
Exhibit I -- "Senior Loan Rating Information." The

Fund may invest a substantial portion of its assets in Senior Loans of Borrowers that have outstanding debt obligations rated below investment grade or that are unrated but of comparable quality to such securities. Debt securities rated below investment grade are viewed by the rating agencies as speculative and are commonly known as "junk bonds." Senior Loans may not be rated at the time that the Fund purchases them. If a Senior Loan is rated at the time of purchase, the Adviser may consider the rating when evaluating the Senior Loan but, in any event, does not view ratings as a determinative factor in investment decisions. As a result, the Fund is more dependent on the Adviser's credit analysis abilities. Because of the protective terms of Senior Loans, the Adviser believes that the Fund is more likely to recover more of its investment in a defaulted Senior Loan than would be the case for most other types of defaulted debt securities. The values of Senior Loans of Borrowers that have filed for bankruptcy protection or that are experiencing payment difficulty could be affected by, among other things, the assessment of the likelihood that the Lenders ultimately will receive repayment of the principal amount of such Senior Loans, the likely duration, if any, of a lapse in the scheduled payment of interest and repayment of principal and prevailing interest rates. As of October 31, 2002, on a pro forma basis, the Combined Fund would have held in its portfolio 28 Senior Loans (the aggregate value of which represented approximately 5.6% of the value of the Combined Funds' net assets on such date) of Borrowers that were subject to protection under the federal bankruptcy laws. There is no assurance that the Fund will be able to recover any amount on Senior Loans of such Borrowers. In the case of collateralized Senior Loans, there is no assurance that sale of the collateral would raise enough cash to satisfy the Borrower's payment obligation or that the collateral can or will be liquidated. In the event of bankruptcy, liquidation may not occur and the court may not give Lenders the full benefit of their senior positions. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower's obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the Borrower. Uncollateralized Senior Loans involve a greater risk of loss.


INVESTMENT IN NON-U.S. ISSUERS

  The Fund may invest up to 20% of its total assets, measured at the time of investment, in U.S. dollar denominated Senior Loans to Borrowers that are organized or located in countries other than the United States. Although the Senior Loans will require payment of interest and principal in U.S. dollars, these Borrowers may have significant non-U.S. dollar revenues. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, differing legal systems and laws relating to creditors' rights, the potential inability to enforce legal judgments, fluctuations in currency values and the potential for political, social and economic adversity.

WARRANTS, EQUITY SECURITIES AND JUNIOR DEBT SECURITIES

  Warrants, equity securities and junior debt securities have a subordinate claim on a Borrower's assets as compared with Senior Loans. As a result, the values of warrants, equity securities and junior debt securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may increase the volatility of the Fund's net asset value.

PARTICIPATIONS


  The Fund may purchase participations ("Participation(s)") in Senior Loans. Under a Participation, the Fund generally has rights that are more limited than the rights of Lenders or of persons who acquire a Senior Loan by assignment. In a Participation, the Fund typically has a contractual relationship with the Lender selling the Participation, but not with the Borrower. As a result, the Fund assumes the credit risk of the Lender selling the Participation in addition to the credit risk of the Borrower. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not have a senior claim to the Lender's interest in the Senior Loan.


FUND BORROWINGS

  The Fund is authorized to borrow money in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed) to finance repurchases of shares. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of any borrowings will be senior to the rights of shareholders. The loan agreement for any borrowing likely will limit certain activities of the Fund, including the payment of dividends to holders of shares in certain circumstances. Interest payments and fees incurred in connection with borrowings will reduce the amount of net income available for payment to shareholders. Borrowings may also result in greater volatility in the Fund's net asset value and an inability of the Fund to make certain dividend or other distributions to shareholders could adversely impact the Fund's federal income tax status as a regulated investment company. The Fund will not use borrowings for investment leverage purposes. Accordingly, the Fund will not purchase additional portfolio securities at any time that borrowings exceed 5% of the Fund's total assets (including the amount borrowed).

NON-DIVERSIFIED STATUS


  The Fund is a "non-diversified" investment company. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer, including Senior Loans of a single Borrower and Participations purchased from a single Lender. Although the Fund does not intend to invest more than 5% of the value of its assets in Senior Loans of a single Borrower, it may invest more than 5% of its assets in Participations purchased from a single Lender. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers.


                      INFORMATION ABOUT THE REORGANIZATION

GENERAL

  Under the Reorganization Agreement (attached as Appendix A to the Reorganization Statement of Additional Information), the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund Class C Shares. The number of Acquiring Fund Class C Shares issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares immediately prior to the Reorganization. Upon receipt by the Target Fund of the Acquiring Fund Class C Shares, the Target Fund will distribute the shares to Target Fund shareholders. Then, as soon as practicable after the date that the Reorganization takes place (the "Exchange Date"), the Target Fund will deregister as an investment company under the 1940 Act and dissolve under applicable state law.


  The Target Fund will distribute the Acquiring Fund Class C Shares it receives pro rata to Target Fund shareholders of record in exchange for their shares in the Target Fund. This distribution will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the Acquiring Fund Class C Shares previously credited on those books to the accounts of the Target Fund. Each newly-opened account on the books of the Acquiring Fund for the previous Target Fund shareholders will represent the respective pro rata number of Acquiring Fund Class C Shares due such shareholder.



  Accordingly, as a result of the Reorganization, each Target Fund shareholder will own Acquiring Fund Class C Shares that would have an aggregate net asset value immediately after the Exchange Date equal to the aggregate net asset value of that shareholder's Target Fund shares immediately prior to the Exchange Date. The Reorganization will result in no dilution of net asset value of the Acquiring Fund Class C Shares, other than to reflect the costs of the Reorganization. However, as a result of the Reorganization, a shareholder of either of the Funds will hold a reduced percentage of ownership in the larger combined entity than he or she did in either of the constituent Funds.

  No sales charge or fee of any kind will be charged to Target Fund shareholders in connection with their receipt of Acquiring Fund Class C Shares in the Reorganization.

TERMS OF THE REORGANIZATION AGREEMENT


  The following is a summary of the significant terms of the Reorganization Agreement. This summary is qualified in its entirety by reference to the Reorganization Agreement (attached as Appendix A to the Reorganization Statement of Additional Information).



  VALUATION OF ASSETS AND LIABILITIES. The respective assets of each of the Funds will be valued on the business day prior to the Exchange Date (the "Valuation Date"). The valuation procedures are the same for each Fund. For the purpose of determining the net asset value of a share of each Fund, the value of portfolio investments held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) is divided by the total number of shares of the Fund outstanding at such time. Daily expenses, including the fees payable to the Adviser, will accrue on the Valuation Date. In determining net asset value on the Valuation Date, each Fund will determine its net asset value as set forth below under "Other Information About the Target Fund and the Acquiring Fund -- Net Asset Value."


  EXPENSES. The Target Fund and the Acquiring Fund will share, in proportion to their respective projected declines in total operating expenses, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of materials distributed to each Fund's Board of Trustees; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Proxy Statement/Prospectus; legal fees incurred preparing each Fund's board materials, attending each Fund's board meetings and preparing the minutes; auditing fees associated with each Fund's financial statements; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Neither Fund will pay any expenses of its respective shareholders arising out of or in connection with the Reorganization.

  AMENDMENTS AND CONDITIONS. The Reorganization Agreement may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of each Fund pursuant to the Reorganization Agreement are subject to various conditions, including a registration statement on Form N-14 being declared effective by the SEC, approval by the shareholders of the Target Fund, receipt of an opinion of counsel as to tax matters, receipt of an opinion of counsel as to corporate and securities matters and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.


  POSTPONEMENT; TERMINATION. Under the Reorganization Agreement, the Board of Trustees of either Fund may cause the Reorganization to be postponed or abandoned in certain circumstances should such Board determine that it is in the best interests of the shareholders of its respective Fund to do so. The Reorganization Agreement may be terminated, and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of either
Fund) prior to the Exchange Date, or the Exchange Date may be postponed (i) by mutual consent of the Boards of Trustees of the Funds or (ii) by the Board of Trustees of either Fund if any condition to that Fund's obligations set forth in the Reorganization Agreement has not been fulfilled or waived by such Board. If all of the requisite approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable thereafter.


REASONS FOR THE REORGANIZATION

  The Board of Trustees of the Target Fund, based upon its evaluation of all relevant information, has determined that the Reorganization will benefit Target Fund shareholders in several ways. By eliminating the unnecessary duplication of costs of operating separate funds, the total operating expenses of the Acquiring Fund Class C Shares should decline relative to the existing shares of the Target Fund. Moreover, by combining the assets of the Funds, the credit quality of the portfolio will improve and the diversification of assets will increase relative to the Target Fund. After considering these benefits as well as the risks and costs of the Reorganization, the Board of Trustees of the Target Fund recommends that Target Fund shareholders vote for the proposed Reorganization.

MATERIAL FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

  The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service ("IRS") and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Target Fund as capital assets for federal income tax purposes. This summary does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No advance ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

  It is a condition to closing the Reorganization that each of the Target Fund and the Acquiring Fund receives an opinion from Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Funds ("Skadden Arps"), dated as of the closing date, regarding the characterization of the Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code. As such a reorganization, the federal income tax consequences of the Reorganization can be summarized as follows:

    - No gain or loss will be recognized by the Target Fund or the Acquiring Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund in exchange solely for Acquiring Fund Class C Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, and the subsequent liquidation of the Target Fund.

    - No gain or loss will be recognized by a shareholder of the Target Fund who exchanges all of his, her or its shares of the Target Fund solely for Acquiring Fund Class C Shares pursuant to the Reorganization.

    - The aggregate tax basis of the Acquiring Fund Class C Shares received by a Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares surrendered in exchange therefor.

    - The holding period of the Acquiring Fund Class C Shares received by a Target Fund shareholder pursuant to the Reorganization will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

    - The Acquiring Fund's tax basis in the Target Fund's assets received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization, and the Acquiring Fund's holding period of such assets will, in each instance, include the period during which the assets were held by the Target Fund.

  The opinion of Skadden Arps will be based on federal income tax law in effect on the Exchange Date. In rendering its opinion, Skadden Arps will also rely upon certain representations of the management of the Acquiring Fund and the Target Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. An opinion of counsel is not binding on the IRS or any court.

  The Acquiring Fund intends to continue to be taxed under the rules applicable to registered investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

SHAREHOLDER APPROVAL

  Under the Declaration of Trust of the Target Fund (as amended to date) and relevant Massachusetts law, shareholder approval of the Reorganization Agreement requires the affirmative vote of shareholders of the Target Fund representing more than 50% of the outstanding shares of the Target Fund.

         OTHER INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND FINANCIAL HIGHLIGHTS

  TARGET FUND FINANCIAL HIGHLIGHTS. The following schedule presents financial highlights for one common share of the Target Fund outstanding throughout the periods indicated.


                                                                                                             MARCH 27, 1998
                                                                    FISCAL YEAR ENDED JULY 31,              (COMMENCEMENT OF
                                                              ---------------------------------------    INVESTMENT OPERATIONS)
                                                               2002      2001       2000       1999         TO JULY 31, 1998
                                                               ----      ----       ----       ----      ----------------------
Net Asset Value, Beginning of Period........................  $  8.49   $  9.58   $  10.09   $  10.04           $ 10.00
                                                              -------   -------   --------   --------           -------
 Net Investment Income......................................      .41       .75        .72        .65               .21
 Net Realized and Unrealized Gain/Loss......................     (.75)    (1.07)      (.50)       .04               .04
                                                              -------   -------   --------   --------           -------
Total from Investment Operations............................     (.34)     (.32)       .22        .69               .25
                                                              -------   -------   --------   --------           -------
Less:
 Distributions from Net Investment Income...................      .39       .74        .72        .64               .21
 Distributions from Net Realized Gain.......................      -0-       .03        .01        -0-               -0-
 Return of Capital Distribution.............................      .01       -0-        -0-        -0-               -0-
                                                              -------   -------   --------   --------           -------
Total Distributions.........................................      .40       .77        .73        .64               .21
                                                              =======   =======   ========   ========           =======
Net Asset Value, End of Period..............................  $  7.75   $  8.49   $   9.58   $  10.09           $ 10.04
                                                              -------   -------   --------   --------           -------
Total Return*(a)............................................   -4.06%    -3.59%      2.27%      7.09%             2.52%**
Net Assets at End of Period (in millions)...................  $ 373.9   $ 682.6   $1,457.6   $1,472.0           $ 411.4
Ratio of Expenses to Average Net Assets*....................    1.67%     1.69%      1.64%      1.60%             1.70%
Ratio of Net Investment Income to Average Net Assets*.......    5.05%     8.07%      7.37%      6.66%             6.33%
Portfolio Turnover(b).......................................      42%       25%        54%        23%                4%**
----------------
 * If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets...................      N/A       N/A        N/A      1.61%             1.92%
  Ratio of Net Investment Income to Average Net Assets......      N/A       N/A        N/A      6.65%             6.11%


** Non-Annualized


N/A = Not Applicable



(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of 1% imposed on most shares accepted by the Fund for repurchase that have been held for less than one year. If the early withdrawal charge were included, total return would be lower.



(b) Calculation includes the proceeds from principal repayments and sales of variable rate Senior Loan interests.

  ACQUIRING FUND FINANCIAL HIGHLIGHTS. The following schedule presents financial highlights for one common share of the Acquiring Fund outstanding throughout the periods indicated. If the Reorganization is completed, the existing shares of the Acquiring Fund will be redesignated as Acquiring Fund Class B Shares and future reports of the Acquiring Fund would show financial highlights for Acquiring Fund Class B Shares and Acquiring Fund Class C Shares.

                                                                     FISCAL YEAR ENDED JULY 31
                                          --------------------------------------------------------------------------------
                                          2002(C)     2001(C)       2000        1999        1998        1997        1996
                                          -------     -------       ----        ----        ----        ----        ----
Net Asset Value, Beginning of Period...   $   8.61    $   9.50    $   9.85    $   9.98    $   9.96    $  10.00    $  10.05
                                          --------    --------    --------    --------    --------    --------    --------
 Net Investment Income.................        .41         .66         .68         .64         .68         .70         .73
 Net Realized and Unrealized
   Gain/Loss...........................       (.55)       (.86)       (.36)       (.13)        .01        (.04)       (.03)
                                          --------    --------    --------    --------    --------    --------    --------
Total from Investment Operations.......       (.14)       (.20)        .32         .51         .69         .66         .70
                                          --------    --------    --------    --------    --------    --------    --------
Less:
 Distributions from Net Investment
   Income..............................        .38         .69         .67         .64         .67         .70         .75
 Distributions in Excess of Net
   Investment Income...................        -0-         -0-         -0-         -0-         -0-         -0-         -0-
                                          --------    --------    --------    --------    --------    --------    --------
Total Distributions....................        .38         .69         .67         .64         .67         .70         .75
                                          ========    ========    ========    ========    ========    ========    ========
Net Asset Value, End of Period.........   $   8.09    $   8.61    $   9.50    $   9.85    $   9.98    $   9.96    $  10.00
                                          --------    --------    --------    --------    --------    --------    --------
Total Return(a)........................     -1.61%      -2.11%       3.15%       5.23%       7.22%       6.79%       7.22%
Net Assets at End of Period (in
 millions).............................   $2,558.7    $3,989.7    $6,458.0    $8,136.4    $7,312.9    $6,237.0    $4,865.8
Ratio of Expenses to Average Net
 Assets................................      1.43%       1.43%       1.34%       1.35%       1.41%       1.42%       1.46%
Ratio of Net Investment Income to
 Average Net Assets....................      4.85%       7.34%       6.97%       6.48%       6.81%       7.02%       7.33%
Portfolio Turnover(b)..................        36%         42%         36%         44%         73%         83%         66%

                                           FISCAL YEAR ENDED JULY 31
                                         ------------------------------
                                           1995        1994       1993
                                           ----        ----       ----
Net Asset Value, Beginning of Period...  $  10.05    $  10.00    $10.00
                                         --------    --------    ------
 Net Investment Income.................       .76         .62       .60
 Net Realized and Unrealized
   Gain/Loss...........................      (.00)        .01       .01
                                         --------    --------    ------
Total from Investment Operations.......       .76         .63       .61
                                         --------    --------    ------
Less:
 Distributions from Net Investment
   Income..............................       .76         .58       .60
 Distributions in Excess of Net
   Investment Income...................       -0-         -0-       .01
                                         --------    --------    ------
Total Distributions....................       .76         .58       .61
                                         ========    ========    ======
Net Asset Value, End of Period.........  $  10.05    $  10.05    $10.00
                                         --------    --------    ------
Total Return(a)........................     7.82%       6.52%     6.17%
Net Assets at End of Period (in
 millions).............................  $2,530.1    $1,229.0    $966.7
Ratio of Expenses to Average Net
 Assets................................     1.49%       1.53%     1.53%
Ratio of Net Investment Income to
 Average Net Assets....................     7.71%       6.16%     5.96%
Portfolio Turnover(b)..................       71%         74%       67%


----------------

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of any early withdrawal charges. If the early withdrawal charges were included, total return would be lower.



(b) Calculation includes the proceeds from principal repayments and sales of variable rate Senior Loan interests.


(c) Based on average shares outstanding.

INVESTMENT POLICIES AND RISKS

  As previously noted, the Target Fund and the Acquiring Fund have the same investment objective, investment policies and risk factors. This section further describes investment policies and risks. Unless otherwise noted, references in this section to the "Fund" apply equally to the Target Fund, the Acquiring Fund and the Combined Fund.

  DESCRIPTION OF SENIOR LOANS. In normal market conditions, the Fund plans to invest at least 80% of its assets in Senior Loans. Because Senior Loans have very large minimum investments, typically $5 million or more, the Fund provides investors access to a market that normally is limited to institutional investors.


  Interest Rates and Maturity. Interest rates on Senior Loans adjust periodically. The interest rates are adjusted based on a base rate plus a premium or spread over the base rate. The base rate usually is the London Inter-Bank Offered Rate ("LIBOR"), the prime rate offered by one or more major United States banks (the "Prime Rate") or the certificate of deposit rate (the "CD Rate") or other base lending rates used by commercial lenders. LIBOR, as provided for in Loan Agreements, usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar denominated deposits. The Adviser believes that changes in short-term LIBOR rates are closely related to changes in the Federal Reserve federal funds rate, although the two are not technically linked. The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to the most creditworthy borrowers, although it may not be the bank's lowest available rate. The CD Rate, as provided for in Loan Agreements, usually is the average rate paid on large certificates of deposit traded in the secondary market.



  Interest rates on Senior Loans may adjust over different time periods, including daily, monthly, quarterly, semi-annually or annually. The Fund will not invest more than 5% of its total assets in Senior Loans with interest rates that adjust less often than semi-annually. The Fund may use interest rate swaps and other investment practices to shorten the effective interest rate adjustment period of Senior Loans. If the Fund does so, it considers the shortened period to be the adjustment period of the Senior Loan. The Fund's portfolio of Senior Loans at all times has a dollar-weighted average time until the next interest rate adjustment of 90 days or less. As short-term interest rates rise, interest payable to the Fund should increase. As short-term interest rates decline, interest payable to the Fund should decrease. The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund's portfolio of Senior Loans.

  When interest rates rise, the values of fixed income securities generally decrease. When interest rates fall, the values of fixed income securities generally increase. The Fund believes that investing in adjustable rate Senior Loans should limit fluctuations in the Fund's net asset value caused by changes in interest rates. The Fund expects the values of its Senior Loan investments to fluctuate less than the values of fixed rate, longer-term income securities in response to the changes in interest rates. Changes in interest rates can, however, cause some fluctuation in the Fund's net asset value.



  The Fund expects that its Senior Loans will have stated maturities ranging from three to ten years, although the Fund has no policy limiting the maturity of Senior Loans that it purchases. Senior Loans usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of Senior Loans may be considerably less than their stated maturity. The Fund estimates that the actual maturity of the Senior Loans in its portfolio will be approximately 18-24 months. Because the interest rates on Senior Loans adjust periodically, the Fund and the Adviser believe that reinvestment by the Fund in Senior Loans after prepayment should not result in a significant reduction in the interest payable to the Fund. Fees received by the Fund may even enhance the Fund's income. See "-- The Senior Loan Process" below.



  Protective Provisions of Senior Loans. Senior Loans have the most senior position in a Borrower's capital structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of Senior Loans a priority claim on some or all of the Borrower's assets in the event of default. Most of the Fund's Senior Loan investments will be secured by specific assets of the Borrower. These Senior Loans will frequently be secured by all assets of the Borrower that qualify as collateral, such as trademarks, accounts receivable, inventory, buildings, real estate, franchises, and common and preferred stock in its subsidiaries and affiliates. Collateral may also include guarantees or other credit support by affiliates of the Borrower. In some cases, a collateralized Senior Loan may be secured only by stock of the Borrower or its subsidiaries. The Loan Agreement may or may not require the Borrower to pledge additional collateral to secure the Senior Loan if the value of the initial collateral declines. In certain circumstances, the Loan Agreement may authorize the Agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the Lenders. The Fund may invest up to 20% of its total assets in Senior Loans that are not secured by specific collateral. Such unsecured Senior Loans involve a greater risk of loss.



  Senior Loans also have contractual terms designed to protect Lenders. Loan Agreements often include restrictive covenants that limit the activities of the Borrower. These covenants may include mandatory prepayment out of excess cash flows, restrictions on dividend payments, the maintenance of minimum financial ratios, limits on indebtedness and other financial tests. Breach of these covenants generally is an event of default and, if not waived by the Lenders, may give Lenders the right to accelerate principal and interest payments.

  Borrowers. Borrowers operate in a variety of industries and geographic regions. The Fund does not intend to invest more than 5% of its total assets in Senior Loans of a single Borrower. In addition, the Fund will not invest more than 25% of its total assets in Borrowers that conduct their principal businesses in the same industry. Most Senior Loans are made to U.S. Borrowers.

  The Fund may, however, invest up to 20% of its total assets in Senior Loans made to non-U.S. Borrowers. These Senior Loans must be U.S. dollar denominated and pay principal and interest in U.S. dollars. Investing in Senior Loans of non-U.S. Borrowers involves special risks. See "Risk Factors -- Investment in Non-U.S. Issuers."


  The capital structure of a Borrower may include Senior Loans, senior and junior subordinated debt, preferred stock and common stock. Senior Loans typically have the most senior claim on Borrower's assets while common stock has the most junior claim. The proceeds of Senior Loans that the Fund will purchase usually will be used by Borrowers to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases and debt refinancings, and, to a lesser extent, for general operating and other purposes.


  The Fund may purchase and retain in its portfolio Senior Loans of Borrowers that have filed for protection under the federal bankruptcy laws or that have had involuntary bankruptcy petitions filed against them by creditors. Because of the protective features of Senior Loans, the Fund and the Adviser believe that Senior Loans of Borrowers that are experiencing, or are more likely to experience, financial difficulty may represent attractive investment opportunities. Investing in Senior Loans does, however, involve investment risk, and some Borrowers default on their Senior Loan payments. The Fund attempts to manage these risks through selection of a varied portfolio of Senior Loans and analyses and monitoring of Borrowers.


  The Fund generally invests in a Senior Loan if, in the Adviser's judgment, the Borrower can meet its payment obligations. The Adviser performs its own independent credit analysis of the Borrower in addition to utilizing information prepared and supplied by the Agent or other Lenders. When evaluating a Borrower, the Adviser considers many factors, including the Borrower's past and future projected financial performance. The Adviser also considers a Borrower's management, collateral and industry. The Fund generally acquires a collateralized Senior Loan if the Adviser believes that the collateral coverage equals or exceeds the outstanding principal amount of the Senior Loan. The Adviser continues to monitor a Borrower on an ongoing basis for as long as the Fund continues to own the Senior Loan. Although the Adviser will use its best judgment in selecting Senior Loans, there can be no assurance that such analysis will disclose factors that may impair the value of a Senior Loan. Investors should expect the Fund's net asset value to fluctuate as a result of changes in the credit quality of Borrowers and other factors. A serious deterioration in the credit quality of a Borrower could cause a permanent decrease in the Fund's net asset value. See "Risk
Factors -- Borrower Credit Risk."


  The Adviser generally relies on its own credit analyses of Borrowers and not on analyses prepared by ratings agencies or other independent parties. There is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund's investments. Although a Senior Loan may not be rated by any rating agency at the time the Fund purchases the Senior Loan, rating agencies have become more active in rating Senior Loans, and at any given time a substantial portion of the Senior Loans in the Fund's portfolio may be rated. The lack of a rating does not necessarily imply that a Senior Loan is of lesser investment quality. There is no limit on the percentage of the Fund's assets that may be invested in Senior Loans that are rated below investment grade or that are unrated but of comparable quality.



  The following table sets forth on a pro forma basis the percentage of the Combined Fund's Senior Loan assets invested in rated and unrated obligations (using the higher of Standard & Poor's or Moody's Investors Service, Inc. rating categories), based on valuations as of October 31, 2002, as if the Reorganization had taken place on that date:



Rated Obligations....................................   58.1%
  BBB/Baa:   1.4%
  BB/Ba:    29.9%
  B/B:      25.1%
  CCC/Caa:   1.7%
Unrated Obligations..................................   41.9%



  THE SENIOR LOAN PROCESS. Senior Loans generally are negotiated between a Borrower and several Lenders represented by one or more Lenders acting as Agent of all the Lenders. The Agent is responsible for negotiating the Loan Agreement that establishes the terms and conditions of the Senior Loan and the rights of the Borrower and the Lenders. The Agent is paid a fee by the Borrower for its services.


  The Agent generally is required to administer and manage the Senior Loan on behalf of other Lenders. When evaluating Senior Loans, the Adviser may consider, and may rely in part on, analysis performed by the Agent and other Lenders. This analysis may include an evaluation of the value and sufficiency of any collateral securing Senior Loans. As to collateralized Senior Loans, the Agent usually is required to monitor the collateral. The Agent may rely on independent appraisals of specific collateral. The Agent need not, however, obtain an independent appraisal of assets pledged as collateral in all cases. The Agent generally is also responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing a Senior Loan.

  The Fund normally relies on the Agent to collect principal of and interest on a Senior Loan. Furthermore, the Fund also relies in part on the Agent to monitor compliance by the Borrower with the restrictive covenants in the Loan Agreement and to notify the Fund (or the Lender from whom the Fund has purchased a participation) of any adverse change in the Borrower's financial condition. The Fund acts as a Lender with respect to a syndicated Senior Loan only where the Agent at the time of investment has outstanding debt or deposit obligations rated investment grade by a rating agency or determined by the Adviser to be of comparable quality. A rating agency's top four major rating categories generally are considered to be investment grade. For a description of rating categories, see Exhibit I. The lowest tier of investment grade rating is considered to have speculative characteristics. The Fund will not purchase interests in Senior Loans unless the Agent, Lender and any other person positioned between the Fund and the Borrower has entered into an agreement that provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Fund. Insolvency of the Agent or other persons positioned between the Fund and the Borrower could result in losses for the Fund. See "Risk Factors -- Senior Loans."

  The Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in Senior Loans. The fees normally paid by Borrowers include three primary types: facility fees, commitment fees and prepayment penalties. Facility fees are paid to Lenders when a Senior Loan is originated. Commitment fees are paid to Lenders on an ongoing basis based on the unused portion of a Senior Loan commitment. Lenders may receive prepayment penalties when a Borrower prepays a Senior Loan. The Fund receives these fees directly from the Borrower if the Fund is an Original Lender (as defined below) or, in the case of commitment fees and prepayment penalties, if the Fund acquires an Assignment (as defined below). Whether the Fund receives a facility fee in the case of an Assignment, or any fees in the case of a Participation, depends on negotiations between the Fund and the Lender selling such interests. When the Fund buys an Assignment, it may be required to pay a fee to the Lender selling the Assignment, or to forgo a portion of interest and fees payable to the Fund. Occasionally, the assignor pays a fee to the assignee. A person selling a Participation to the Fund may deduct a portion of the interest and any fees payable to the Fund as an administrative fee. The Fund may be required to pass along to a person that buys a Senior Loan from the Fund a portion of any fees that the Fund is entitled to.

  The Fund may have obligations under a Loan Agreement, including the obligation to make additional loans in certain circumstances. The Fund intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid

Senior Loans as a reserve. The Fund will not purchase a Senior Loan that would require the Fund to make additional loans if, as a result of such purchase, all of the Fund's additional loan commitments in the aggregate would exceed 20% of the Fund's total assets or would cause the Fund to fail to meet the asset composition requirements set forth in the Fund's investment restrictions.

  TYPES OF SENIOR LOAN INVESTMENTS. The Fund may act as one of the group of Lenders originating a Senior Loan (an "Original Lender"), may purchase assignments or novations ("Assignments") of portions of Senior Loans from third parties, and may invest in Participations in Senior Loans. Senior Loans also include certain foreign debt obligations that are in the form of notes rather than Loan Agreements and certain structured notes with rates of return determined by reference to the total rate of return on one or more Senior Loans referenced in such notes. All of these interests in Senior Loans are sometimes referred to simply as Senior Loans.


  Original Lender. When the Fund acts as an Original Lender it may participate in structuring the Senior Loan. When the Fund is an Original Lender, it will have a direct contractual relationship with the Borrower, may enforce compliance by the Borrower with the terms of the Loan Agreement and may have rights with respect to any funds acquired by other Lenders through set-off. Lenders also have full voting and consent rights under the applicable Loan Agreement. Action subject to Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount of interest on or principal of a Senior Loan, releasing collateral, changing the maturity of a Senior Loan or a change in control of the Borrower, frequently require the unanimous vote or consent of all Lenders affected. The Fund will never act as the Agent or principal negotiator or administrator of a Senior Loan.


  Assignments. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Lender and becomes a Lender under the Loan Agreement. Assignments may, however, be arranged through private negotiations, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

  Participations. When the Fund purchases a Participation in a Senior Loan, the Fund will usually have a contractual relationship only with the Lender selling the Participation and not with the Borrower. The Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of such payments from the Borrower. As a result, the Fund may assume the credit risk of both the Borrower and the Lender selling the Participation. In the event of insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender.

  The Fund has taken the following measures in an effort to minimize these risks. The Fund will only acquire Participations if the Lender selling the Participation and any other persons positioned between the Fund and the Lender
(i) has, at the time of investment, outstanding debt or deposit obligations rated investment grade by a rating agency or that are determined by the Adviser to be of comparable quality and (ii) has entered into an agreement which provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Fund.


  The Fund generally will not have the right to enforce compliance by the Borrower with the Loan Agreement, nor rights to any funds acquired by other Lenders through set-off against the Borrower. In addition, when the Fund holds a Participation in a Senior Loan, it may not have the right to vote on whether to waive enforcement of any restrictive covenant breached by a Borrower. Lenders voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund and may not consider the interests of the Fund. The Fund may not benefit directly from the collateral supporting a Senior Loan in which it has purchased the Participation, although Lenders that sell Participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such Participations.


  OTHER SENIOR DEBT SECURITIES. The Fund may invest up to 5% of its total assets in certain senior debt securities that are in the form of notes rather than Loan Agreements. The Fund expects to purchase these senior debt securities only in the case of non-U.S. Borrowers. The Fund will only purchase senior debt securities if (i) the senior debt securities represent the only form of senior debt financing of the Borrower or (ii) the senior debt securities are pari passu in the capital structure with other Senior Loans of a Borrower and the Adviser determines that the terms, conditions, covenants and collateral package of the senior debt securities are substantially similar, or more favorable to the Fund, compared to the other Senior Loans of such Borrower. There may be no person performing the role of the Agent for senior debt securities. As a result, the Fund may be more dependent on the ability of the Adviser to monitor and administer these Senior Loans. Senior debt securities will be treated as Senior Loans for purposes of the Fund's policy of normally investing at least 80% of its total assets in Senior Loans.

  The Fund also may invest up to 5% of its total assets in structured notes. A structured note is a derivative security that has one or more special features, such as an interest rate based on a spread over an index or a benchmark interest rate, or other reference indicator, that may or may not correlate to the total rate of return on one or more Senior Loans referenced in such notes. Generally, investments in structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investment(s) (such as Senior Loan interests) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investment(s) or referencing an indicator related to such investment(s). The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured note. Structured notes where the rate of return is determined by reference to a Senior Loan will be treated as Senior Loans for purposes of the Fund's policy of normally investing at least 80% of its assets in Senior Loans.

  OTHER IMPORTANT INVESTMENT POLICIES. The following represent other important investment policies of the Fund.

  Warrants, Equity Securities and Junior Debt Securities. The Fund may invest up to 20% of its total asset in warrants, equity securities and junior debt securities acquired in connection with the acquisition, restructuring or disposition of Senior Loans. The Fund also may convert a warrant into the underlying security. Although the Fund generally will acquire interests in warrants, equity and junior debt securities only when the Adviser believes that the value being given by the Fund is substantially outweighed by the potential value of such interests, investment in warrants, equity and junior debt securities entails certain risks in addition to those associated with investments in Senior Loans including the potential for increasing fluctuations in the Fund's net asset value. Any warrants, equity securities and junior debt securities held by the Fund will not be treated as Senior Loans and thus will not count toward the 80% of the Fund's total assets that normally will be invested in Senior Loans.

  High Quality, Short-Term Debt Securities. During normal market conditions, the Fund may invest up to 20% of its total assets in high quality, short-term debt securities with remaining maturities of one year or less. These may include commercial paper rated at least in the top two rating categories, or unrated commercial paper considered by the Adviser to be of similar quality; interests in short-term loans of Borrowers having short-term debt obligations rated or a short-term credit rating at least in such top two rating categories, or having no rating but determined by the Adviser to be of comparable quality; certificates of deposit and bankers' acceptances; and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities may pay interest at adjustable rates or at fixed rates. If the Adviser determines that market conditions temporarily warrant a defensive investment policy, the Fund may invest, subject to its ability to liquidate its relatively illiquid portfolio of Senior Loans, up to 100% of its assets in cash and such high quality, short-term debt securities.

  Interest Rate and Other Hedging Transactions. The Fund may enter into various interest rate hedging and risk management transactions. Certain of these interest rate hedging and risk management transactions may be considered to involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on a particular investment or portion of its portfolio, and may also enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. In addition, the Fund may also engage in hedging transactions to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. The Fund does not intend to engage in such transactions to enhance the yield on its portfolio to increase income available for distributions. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging and risk management techniques described below. The Fund will not engage in any of the transactions for speculative purposes and will use them only as a means to hedge or manage the risks associated with assets held in, or anticipated to be purchased for, the Fund's portfolio or obligations incurred by the Fund. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions. The Fund will incur brokerage and other costs in connection with its hedging transactions. The Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest, e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan in its portfolio the Borrower to which has selected an interest rate redetermination period of one year. The Fund could exchange the Borrower's obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Fund would consider the interest rate redetermination period of such Senior Loan to be the shorter period.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund. In circumstances in which the Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payer or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged. The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Adviser's ability to predict correctly the direction and extent of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Adviser's judgment about the direction or extent of the movement in interest rates in incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor. Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, the Adviser and the Fund believe such obligations do not constitute senior securities. The Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased. New financial products continue to be developed and the Fund may invest in any such products as may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.

  Lending of Portfolio Holdings. The Fund may seek to increase its income by lending financial instruments in its portfolio in accordance with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC. Such loans may be made, without limit, to brokers, dealers, banks or other recognized institutional borrowers of financial instruments and would be required to be secured continuously by collateral, including cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the financial instruments loaned. The Fund would have the right to call a loan and obtain the financial instruments loaned at any time on five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the financial instruments loaned and also would receive compensation from the investment of the collateral. The Fund would not have the right to vote any financial instruments having voting rights during the existence of the loan, but the Fund could call the loan in anticipation of an important vote to be taken among holders of the financial instruments or in anticipation of the giving or withholding of their consent on a material matter affecting the financial instruments. As with other extensions of credit, risks of delay in recovery or even loss of rights in the collateral exist should the borrower of the financial instruments fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. The creditworthiness of firms to which the Fund lends its portfolio holdings will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the Fund. There will be no specific limitation as to the percentage of the Fund's assets which the Fund may lend.

  "When Issued" and "Delayed Delivery" Transactions. The Fund may also purchase and sell interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income will accrue to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions will be subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase price, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interests or securities obtained pursuant to such transactions. Because the Fund will rely on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase such interests or securities on such basis only with the intention of actually acquiring these interests or securities, but the Fund may sell such interests or securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring interests or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage. There will be no specific limitation as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

  Repurchase Agreements. The Fund may enter into repurchase agreements (a purchase of, and a simultaneous commitment to resell, a financial instrument at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System and member firms of the New York Stock Exchange. When participating in repurchase agreements, the Fund will buy securities from a vendor, e.g., a bank or brokerage firm, with the agreement that the vendor will repurchase the securities at a higher price at a later date. Such transactions will afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the vendor is unable to meet its obligation to repurchase. Under the 1940 Act, repurchase agreements are deemed to be collateralized loans of money by the Fund to the seller. In evaluating whether to enter into a repurchase agreement, the Adviser will consider carefully the creditworthiness of the vendor. If the member bank or member firm that is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund would be unsettled. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral will be at least equal to the value of the loan, including the accrued interest thereon, and the Adviser will monitor the value of the collateral. There will be no specific limitation as to the percentage of the Fund's assets which may be used to participate in repurchase agreements.


  Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to debt obligations which could otherwise be sold by the Fund. A reverse repurchase agreement is an instrument under which the Fund may sell an underlying debt instrument and simultaneously obtain the commitment of the purchaser (a commercial bank or a broker or dealer) to sell the security back to the Fund at an agreed upon price on an agreed upon date. The Fund will maintain, in a segregated account with its custodian, cash or liquid securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Fund will receive payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the SEC require either that securities sold by the Fund under a reverse repurchase agreement be segregated pending repurchase or that the proceeds be segregated on the Fund's books and records pending repurchase. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund would be obligated to repurchase them. Reverse repurchase agreements will be considered borrowings by the Fund and as such would be subject to the Fund's restrictions on borrowing. The Fund will not hold more than 5% of the value of its total assets in reverse repurchase agreements.


THE ADVISER


  Subject to the authority of the Board of Trustees, the Adviser and each Fund's officers supervise and implement each Fund's investment activities and are responsible for overall management of each Fund's business affairs. The investment advisory agreements (the "Advisory Agreements") between the Adviser and each Fund (the Advisory Agreements for these Funds follow the same form) require the

Adviser to supply investment research and portfolio management. The Adviser's responsibilities include, but are not limited to:

    -  selecting which securities the Funds should purchase, hold or sell,


    - choosing the brokers through which the Funds will execute their portfolio transactions,


    -  furnishing offices, necessary facilities and equipment and

    - permitting the use of its officers and employees to serve without compensation as Trustees and officers of the Funds.

  For the services provided by the Adviser under each Advisory Agreement, each Fund pays the Adviser an annualized fee (accrued daily and paid monthly) equal to the percentage of the respective Fund's average net assets shown in the table below. The advisory fee is higher than the fees paid by most management investment companies, although it is comparable to the fees paid by several publicly offered, closed-end management investment companies with investment objectives and policies similar to those of the Funds.

AVERAGE DAILY NET ASSETS                         PERCENT PER ANNUM
------------------------                         -----------------
First $4.0 Billion.............................       0.950%
Next $3.5 Billion..............................       0.900%
Next $2.5 Billion..............................       0.875%
Over $10.0 Billion.............................       0.850%

  The Adviser may in its sole discretion from time to time waive all or a portion of the investment advisory fee or reimburse a Fund for all or a portion of its other expenses.


  If the Reorganization is completed, the Combined Fund will pay the Adviser at the rate set forth in the fee schedule above applied to the average daily net assets of the Combined Fund.



  LITIGATION INVOLVING THE ADVISER. On September 28, 2001 and October 11, 2001, separate complaints seeking an unspecified amount of damages were filed in the United States District Court for the Northern District of Illinois, each by an Acquiring Fund shareholder against the Acquiring Fund and certain of its trustees and officers, the Adviser and the Distributor. The respective complaints, framed as class actions, allege misstatements and omissions in the Acquiring Fund's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was certified on or about August 26, 2002. The consolidated class action is entitled Abrams et al. v. Van Kampen Funds, Inc. et al., No. 01 C 7538 (N.D. Ill. Hart, J.). The Adviser does not believe such litigation will have a material adverse affect on the Combined Fund or the Adviser's ability to render services to such Fund.

DIVIDEND REINVESTMENT PLAN


  Each Fund has a Dividend Reinvestment Plan for its existing shares. If the Reorganization is completed, the Acquiring Fund intends to maintain the same Dividend Reinvestment Plan with respect to its Acquiring Fund Class B Shares and Acquiring Fund Class C Shares. Pursuant to the Dividend Reinvestment Plan, a shareholder may choose to have his or her dividend and capital gain distributions reinvested in additional shares at net asset value (without a sales charge). If a shareholder does not make this election, all distributions will be made in cash. A shareholder may withdraw from the Dividend Reinvestment Plan at any time by contacting State Street Bank and Trust Company (the "Plan Agent") at the address or telephone number listed below. A shareholder's withdrawal will become effective for dividends and declarations that occur after, and have a record date of at least ten days after, the Plan Agent's receipt of the notice to withdraw from the Dividend Reinvestment Plan.



  All correspondence concerning the Dividend Reinvestment Plan should be directed to State Street Bank and Trust Company, c/o Client Relations, P.O. Box 947, Jersey City, NJ 07303-0947. Shareholders may call 1-800-231-2808 if they have questions regarding the Dividend Reinvestment Plan.



  DIVIDEND DIVERSIFICATION. A shareholder may, by calling Client Relations at 1-800-231-2808 (TDD users may call 1-800-421-2833), elect to have all dividends and other distributions paid on shares invested into shares of certain mutual funds advised by the Adviser or its affiliates, so long as a pre-existing account for such shares exists for the shareholder. A shareholder may call the phone numbers shown above to obtain a list of the mutual funds available and to request current prospectuses.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value per share as of the distribution payment date. Purchases may be made only if shares of the selected fund are available for sale in the investor's state.


REPURCHASE OF SHARES



  The Board of Trustees of each Fund currently intends, each quarter, to consider authorizing the Fund to repurchase shares through a tender offer for all or a portion of the Fund's then outstanding shares. Such repurchases would be made at the net asset value of the shares on the expiration date of the tender offer. Currently, management of the Funds expects to recommend that the Board of Trustees approve such repurchases quarterly. If the Reorganization is completed, the Acquiring Fund intends to continue to adhere to this policy for its Acquiring Fund Class B Shares and Acquiring Fund Class C Shares.

  Although tender offers, if undertaken and completed, provide some liquidity for holders of the shares, there is no assurance that tender offers will in fact be undertaken or completed or, if completed, that they will provide sufficient liquidity for all shareholders who may desire to sell their shares. As such, investment in the shares should be considered illiquid. As of the date of this Proxy Statement/ Prospectus, each Fund has commenced and consummated tender offers in each quarter since its commencement of investment operations. An EWC payable to the Distributor is imposed on most shares accepted for tender by the Fund which have been held for less than the EWC holding period applicable to such shares, as described below under "--Early Withdrawal Charge."



  Although the Board of Trustees believes that tender offers for shares generally increase the liquidity of the shares, the repurchase of shares by each Fund (and the Combined Fund if the Reorganization is completed) decreases the total assets of the respective Fund and, therefore, increases the respective Fund's expense ratio. Because of the nature of each Fund's portfolio, the Adviser anticipates potential difficulty in disposing of portfolio securities in order to consummate tender offers for the shares. As a result, a Fund may be required to increase the amount of its portfolio invested in cash or short-term investments in anticipation of tender offers or borrow money in order to finance repurchases. Cash and short-term investments generally produce a lower return than investments in Senior Loans, and borrowing involves costs and expenses.



  If a tender offer is made, the Trustees' generally announced policy, which may be changed by the Trustees, is that a Fund cannot accept tenders if (1) in the reasonable judgment of the Trustees, there is not sufficient liquidity of the assets of the Fund; (2) such transactions, if consummated, would (a) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's taxable income to be taxed at the Fund level) or (b) result in a failure to comply with applicable asset coverage requirements; or (3) there is, in the Board of Trustees' reasonable judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) suspension of or limitation on prices for trading securities generally on any United States national securities exchange or in the over-the-counter market,
(c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United States or New York State, (d) limitation affecting the Fund or the issuers of its portfolio securities imposed by federal or state authorities on the extension of credit by lending institutions, (e) commencement of war, a significant change in armed hostilities or other international or national calamity directly or indirectly involving the United States since the commencement of the tender offer or (f) other event or condition which would have a material adverse effect on the Fund or the holders of its shares if shares were repurchased. The Trustees may modify these conditions in light of experience. Any tender offer made by a Fund for its shares will be at a price equal to the net asset value of that class of shares determined at the close of business on the day the offer ends.


  Each Fund's Declaration of Trust authorizes the respective Fund, without prior approval of the holders of shares, to borrow money in an amount up to 33 1/3% of the Fund's total assets, for the purpose of, among other things, obtaining short-term credits in connection with tender offers by the Fund for shares. In this connection, a Fund may issue notes or other evidence of indebtedness or secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. Under the requirements of the 1940 Act, a Fund, immediately after any such borrowing, must have "asset coverage" of at least 300%. With respect to any such borrowing, asset coverage means the ratio which the value of the total assets of a Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowing by the Fund. The rights of lenders to a Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to shareholders in certain circumstances. Further, the terms of any such borrowing may, and the 1940 Act does (in certain circumstances), grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair a Fund's status as a regulated investment company, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the borrowings. Any borrowing will likely rank senior to or pari passu with all other existing and future borrowings of such Fund. Interest payments and fees incurred in connection with borrowings will reduce the amount of net income available for payment to the shareholders. The Funds do not intend to use borrowings for long-term financial leverage purposes. Accordingly, neither Fund will purchase additional portfolio securities at any time that borrowings, including the Fund's commitments, pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (after giving effect to the amount borrowed).



  The Funds have entered into a Fifth Amendment and Restatement of Credit Agreement, dated as of November 8, 2002 (the "Credit Agreement"), among the Funds, as borrowers, the banks party thereto (the "Financial Institutions"), and Bank of America, N.A. ("BofA"), as agent, pursuant to which the Financial Institutions have committed to provide a joint credit facility of up to $400,000,000 to the Funds, which is not secured by the assets of the Funds or other collateral. This credit facility can provide the Funds with additional liquidity to meet their obligations to purchase shares pursuant to any tender offer. If the Reorganization is completed, it is anticipated that the Combined Fund will remain as the sole borrower party to the Credit Agreement. The credit facility provided pursuant to the Credit Agreement will terminate on November 7, 2003, unless extended by its terms.

  Should a Fund determine to make a tender offer for its shares, the Fund will provide notice describing the tender offer. The notice and related tender offer documents will contain information shareholders should consider in deciding whether to tender their shares, including instructions on how to tender shares. Information concerning the purchase price to be paid by the Fund and the manner in which shareholders may ascertain net asset value during the pendency of a tender offer will also be set forth in the notice. A Fund will purchase shares tendered in accordance with the terms of the offer unless it determines to terminate the offer. Costs associated with the tender will be charged against capital.


  Upon the death of a shareholder, the Distributor will waive any EWC applicable to the first $100,000 worth of such shareholder's shares repurchased pursuant to a tender offer commenced within one year of such holder's death; provided that the Fund's transfer agent has received, on the Distributor's behalf, proper notice of the death of such holder. For this purpose, the transfer agent will be deemed to have received proper notice of such holder's death upon its receipt of
(i) a duly executed Letter of Transmittal duly submitted in connection with a tender offer, (ii) a written request for waiver of the EWC, in form satisfactory to the transfer agent, signed by the shareholder's duly authorized representative or surviving tenant, (iii) appropriate evidence of death and (iv) appropriate evidence of the authority of the representative of the deceased holder or surviving tenant. Shares held in joint tenancy or tenancy in common will be deemed to be held by a single shareholder (which may be either tenant in the case of joint tenancy) and the death of any such tenant will be deemed to be the death of such shareholder. Information concerning the waiver of the EWC may be obtained by contacting the Funds.



  EARLY WITHDRAWAL CHARGE. An EWC designed to recover offering expenses is charged in connection with most shares held for less than the applicable EWC holding period for such shares which are accepted by a Fund for repurchase pursuant to tender offers. The EWC is imposed on a number of shares accepted for cash tender from a record shareholder the value of which exceeds the aggregate value at the time the tender is accepted of (a) all shares owned by such shareholder that were purchased more than the applicable EWC holding period for such shares prior to such acceptance, (b) all shares owned by such shareholder that were acquired through reinvestment of distributions and (c) the increase, if any, in value of all other shares owned by such shareholder (namely those purchased within the applicable EWC holding period for such shares preceding the acceptance) over the purchase price of such shares. The EWC is paid to the Distributor. In determining whether an EWC is payable, it is assumed that the acceptance of a repurchase offer would be made from the earliest purchase of shares.

  The Target Fund imposes an EWC of 1.00% on most shares it accepts for repurchase which have been held for less than one year. If the Reorganization is completed, Target Fund shareholders will not be assessed an EWC at the time of the Reorganization, although the Acquiring Fund Class C Shares they receive in the Reorganization will be subject to the same EWC schedule (i.e., 1.00% for withdrawal within the first year), with the holding period for Acquiring Fund Class C Shares based on the date the shareholder originally acquired his or her shares of the Target Fund.

  The Acquiring Fund imposes an EWC of 3.00% on most shares it accepts for repurchase within the first year after purchase, declining over time to 0.00% after the fifth year that a shareholder owns his or her shares. The Reorganization will not affect the EWC schedule for existing shares of the Acquiring Fund, which will be redesignated in the Reorganization as Acquiring Fund Class B Shares.


  EXCHANGES. Shareholders of a Fund whose shares are repurchased may exchange their shares for shares of an equivalent class of certain open-end investment companies ("VK Funds") distributed by Van Kampen Funds Inc. which have a contingent deferred sales charge. Existing Target Fund shares currently may be exchanged for Class C Shares of VK Funds, while existing Acquiring Fund shares currently may be exchanged for Class B Shares of VK Funds. If the Reorganization is completed, Target Fund shareholders receiving Acquiring Fund Class C Shares will continue to be able to exchange for Class C Shares of VK Funds while the Acquiring Fund shareholders holding the redesignated Acquiring Fund Class B Shares will continue to be able to exchange for Class B Shares of VK Funds. Exchanges are at relative net asset value, without the imposition of any front end sales charge. The EWC is waived for shares tendered in exchange for shares of an equivalent class of a VK Fund; however, shares of such VK Fund become subject to a contingent deferred sales charge schedule equivalent to the EWC schedule for the shares of the tendering Fund. Thus, shares of the VK Fund acquired in an exchange may be subject to a contingent deferred sales charge upon a subsequent redemption from the VK Fund. For the purpose of calculating the applicable contingent deferred sales charge, the purchase of shares of such VK Fund will be deemed to have occurred at the time of the initial purchase of shares of the tendering Fund.



  The prospectus of each VK Fund describes its investment objectives and policies, and shareholders should consider these objectives and policies carefully before requesting an exchange. Shareholders can obtain, without charge, a prospectus for any VK Fund by calling Client Relations at 1-800-231-2808 or by visiting the website www.vankampen.com. Tendering shareholders of a Fund may elect to exchange their shares for an equivalent class of shares of a VK Fund only if such shares are available for sale. Shareholders establishing a new share account for a VK Fund must invest the net tender proceeds from their shares of a Fund in accordance with the prospectus of such VK Fund. All exchanges are subject to applicable minimum investment requirements. An exchange is still deemed to be a tender of shares causing a taxable event and may result in a taxable gain or loss for tendering shareholders.

DATE AND FORM OF ORGANIZATION; ORGANIZATIONAL DOCUMENTS

  The Target Fund and the Acquiring Fund were organized as business trusts under the laws of Massachusetts in 1997 and 1989, respectively. Each Fund is registered as a non-diversified, closed-end management investment company under the 1940 Act.


  The organizational documents of each Fund are substantially similar. The organizational documents permit each Fund to issue an unlimited number of full and fractional common shares of beneficial interest, $0.01 par value per common share, which may be further subdivided into classes. While each Fund currently has only one class of shares outstanding, if the Reorganization is completed, the existing shares of the Acquiring Fund will be redesignated as Acquiring Fund Class B Shares and the existing shareholders of the Target Fund will receive newly-created Acquiring Fund Class C Shares.



  Each share of a Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Shareholders are entitled to the payment of dividends when, as and if declared by the Board of Trustees. The terms of any borrowings may limit the payment of dividends to shareholders. Each share of a Fund is entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Fund's Declaration of Trust. Separate votes may be taken by each class of shares of a Fund on matters affecting an individual class of shares; for example, voting for trustees or for a change in investment policy is voted upon by all shareholders of a Fund whereas a change in a service fee for a class of shares is voted upon by shareholders of the class. Upon liquidation, a Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the shareholders. Each Funds' Declaration of Trust provides that shareholders are not liable for any liabilities of the Fund, requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of the trust as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.


  As a rule, neither Fund issues share certificates. However, upon written request to a Fund's transfer agent, a share certificate will be issued for any or all of the full shares credited to an investor's account. Share certificates which have been issued to an investor may be returned at any time. If, after the Exchange Date, certificates representing Target Fund shares held as of the Exchange Date are presented to the Acquiring Fund, they will be cancelled and exchanged for certificates representing the appropriate number of Acquiring Fund Class C Shares.


  ANTI-TAKEOVER PROVISIONS. Each Fund's Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees by discouraging a third party from seeking to obtain control of the Fund. In addition, in the event a secondary market were to develop in the shares, such provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices.

  The Declaration of Trust requires the favorable vote of the holders of at least two-thirds of the outstanding shares then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of shares and their associates, unless the Board of Trustees shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).


  Each Fund's Declaration of Trust provides that a Trustee may be removed from office only for cause by a written instrument signed by at least two-thirds of the remaining Trustees or by a vote of the holders of at least two-thirds of the Fund's shares. The Target Fund's Declaration of Trust also provides that a Trustee may be removed from office without cause by a written instrument signed by at least 80% of the remaining Trustees.


  The Board of Trustees has determined that the voting requirements described above, which are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interests of shareholders generally. Reference should be made to the Declaration of Trust for the full text of these provisions.

  PERSONAL LIABILITY UNDER MASSACHUSETTS LAW. Each Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each Fund contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability will be limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and, in the opinion of counsel to the Fund, the risk to the Fund's respective shareholders will be remote.

NET ASSET VALUE


  The net asset value per share of each Fund's shares is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding. The net asset value for each Fund is computed on each business day as of 5:00 p.m. Eastern time. Each Fund reserves the right to calculate the net asset value more frequently if deemed desirable.



  Senior Loans are valued by each Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans and securities for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes and all other Senior Loans, securities and assets of the Fund are valued at fair value in good faith following procedures established by the Fund's Board of Trustees. Subject to criteria established by the Fund's Board of Trustees about the availability and reliability of market indicators obtained from independent pricing sources approved by the Board, certain Senior Loans will be valued on the basis of such indicators. Other Senior Loans will be valued by independent pricing sources approved by the Fund's Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by the Adviser by considering a number of factors, including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loan interests. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loan interests in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and by the Fund's Trustees. To the extent that an active secondary trading market in Senior Loan interests develops to a reliable degree, the Fund may rely to an increasing extent on market prices and quotations in valuing Senior Loan interests in the Fund's portfolio. The Fund and the Trustees will continue to monitor developments in the Senior Loan market and will make modifications to the current valuation methodology as deemed appropriate.



  It is expected that each Fund's net asset value will fluctuate as a function of interest rate and credit factors. Because of the short-term, adjustable rate nature of such instruments held by the Funds, however, each Fund's net asset value is expected to fluctuate less in response to changes in interest rates than the net asset values of investment companies with portfolios consisting primarily of traditional longer-term, fixed-income securities. In light of the senior nature of Senior Loan interests that may be included in the Funds' portfolio and taking into account the Funds' access to non-public information with respect to Borrowers relating to such Senior Loan interests, the Funds do not currently believe that consideration on a systematic basis of ratings provided by any nationally recognized statistical rating organization or price fluctuations with respect to long- or short-term debt of such Borrowers subordinate to the Senior Loans of such Borrowers is necessary for a determination of the value of such Senior Loan interests. Accordingly, the Funds generally will not systematically consider (but may consider in certain instances) and, in any event, will not rely upon such ratings or price fluctuations in determining the value of Senior Loan interests in the Funds' portfolio.


  Securities other than Senior Loans held in each Fund's portfolio (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation.

  Short-term obligations held by each Fund that mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

  If the Reorganization is completed, the Combined Fund will calculate net asset value for Acquiring Fund Class B Shares and Acquiring Fund Class C Shares following the same policies with respect to calculation of net asset value as the separate Funds. The net asset value of Acquiring Fund Class B Shares and Acquiring Fund Class C Shares are generally expected to be substantially the same; differences between the classes' net asset value may reflect daily expense accruals and service fees costs applicable only to Acquiring Fund Class C Shares.


CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, Massachusetts 02110, is the custodian of each Fund and has custody of the securities and cash of each Fund. The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by each Fund. State Street Bank and Trust Company also performs certain accounting services for each Fund. Van Kampen Investor Services Inc., P.O. Box 947, Jersey City, NJ 07303-0947, is the dividend disbursing and transfer agent of the Fund. If the Reorganization is completed, State Street Bank and Trust Company will continue to serve as custodian of the Combined Fund and Van Kampen Investor Services Inc. will continue to serve as the dividend disbursing and transfer agent for the Combined Fund.


REPORTS TO SHAREHOLDERS

  The Funds are subject to certain federal law informational requirements and in accordance therewith are required to file reports, proxy statements and other information with the SEC. Any such reports, proxy statements and other information can be inspected and copied at prescribed rates at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. The SEC maintains a website at www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Funds, that file electronically with the SEC.

SHAREHOLDER PROPOSALS

  The Funds do not hold regular annual meetings of shareholders. Any shareholder who wishes to submit proposals for consideration at a meeting of a Fund should send such proposal to the Fund at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555. To be considered for presentation at a shareholders' meeting, rules promulgated by the SEC require that, among other things, a shareholder's proposal must be received at the offices of the Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included in any proxy statement.

SHAREHOLDERS OF THE ACQUIRING FUND AND THE TARGET FUND


  At the close of business on March 3, 2003 there were 261,212,807.893 outstanding shares of the Acquiring Fund. As of such date, the trustees and officers of the Acquiring Fund as a group owned less than 1% of the shares of the Acquiring Fund. As of such date, no person was known by the Acquiring Fund to own beneficially or to hold of record as much as 5% of the shares of the Acquiring Fund except as follows:



                                                             NUMBER       PERCENTAGE
SHAREHOLDER AND ADDRESS                                    OF SHARES      OF SHARES
-----------------------                                    ---------      ----------
Smith Barney House Account.............................  13,700,400.338     5.245%
00109801250
Attn: Cindy Tempesta 7th Floor
333 W. 34th Street
New York, NY 10001-2402



  At the close of business on March 3, 2003 there were 36,161,861.389 outstanding shares of the Target Fund. As of such date, the trustees and officers of the Target Fund as a group owned less than 1% of the shares of the Target Fund. As of such date, no person was known by the Target Fund to own beneficially or to hold of record as much as 5% of the shares of the Target Fund except as follows:



                                                             NUMBER       PERCENTAGE
SHAREHOLDER AND ADDRESS                                     OF SHARES     OF SHARES
-----------------------                                     ---------     ----------
Dean Witter Reynolds....................................  6,896,146.242    19.070%
5 World Trade Center Floor 6
New York, NY 10048-0205


SECTION 16(A) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE

  Section 30(h) of the 1940 Act and Section 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), require the Funds' Trustees, officers, investment adviser, affiliated persons of the investment adviser and persons who own more than 10% of a registered class of the Fund's equity securities to file forms with the SEC, reporting their affiliation with the Fund and reports of ownership and changes in ownership of Fund shares. These persons and entities are required by SEC regulation to furnish the Fund with copies of all such forms they file. Based on a review of these forms furnished to each Fund, each Fund believes that during its last fiscal year, its Trustees, officers, investment adviser and affiliated persons of the investment adviser complied with the applicable filing requirements.

                 GENERAL INFORMATION ABOUT THE PROXY STATEMENT

VOTING AND MEETING REQUIREMENTS


  The affirmative vote of shareholders representing a majority of the outstanding shares of the Target Fund is required to approve the Reorganization Agreement. The Board of Trustees of the Target Fund has fixed the close of business on March 3, 2003, as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Target Fund shareholders on the Record Date will be entitled to one vote for each share held, with no shares having cumulative voting rights. On the Record Date, the Target Fund had outstanding 36,161,861.389 shares.


  Target Fund shareholders may vote by returning the enclosed ballot or by appearing in person at the Meeting. Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the Target Fund or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" the approval of the Reorganization Agreement between the Target Fund and the Acquiring Fund.

  All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon. Proxies received prior to the Meeting on which no vote is indicated will be voted "FOR" each proposal as to which it is entitled to vote. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) are not treated as votes "FOR" a proposal. Abstentions and broker non-votes will have the same effect as votes "AGAINST" the proposal, since approval of the proposal is based on the affirmative vote of a majority of the total shares outstanding. A majority of the outstanding shares entitled to vote must be present in person or by proxy to have a quorum to conduct business at the Meeting. Abstentions and broker non-votes will be deemed present for quorum purposes.

SOLICITATION OF PROXIES

  Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures. Shareholders of the Target Fund whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of Van Kampen and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile or oral communication. The Target Fund has retained Alamo Direct Mail Services, Inc. and D.F. King & Co., Inc., professional proxy solicitation firms, to assist with any necessary solicitation of proxies. Target Fund shareholders may receive a telephone call from the professional proxy solicitation firms asking them to vote. The expenses of the Reorganization, including proxy solicitation services, estimated to be $410,000, will be paid by the Funds and allocated between them in proportion to their projected declines in total operating expenses.


INFORMATION ON APPRAISAL RIGHTS

  A Target Fund shareholder who does not vote in favor of the Reorganization may have the right under Massachusetts law to object to the Reorganization and demand payment for his or her shares from the Target Fund and an appraisal thereof upon compliance with the procedures specified in Sections 86 through 98 of the Massachusetts Business Corporation Law (the "Massachusetts Business Corporation Law"), which are set forth in Exhibit II hereto. A vote against the Reorganization or the execution of a proxy directing such a vote will not satisfy the requirements of those provisions. A failure to vote against the Reorganization will not constitute a waiver of such rights. The Target Fund takes the position that, if available, this statutory right of appraisal may be exercised only by shareholders of record.


  Section 92 of the Massachusetts Business Corporation Law provides that, for purposes of payment to any shareholder who elects to exercise his or her statutory right of appraisal, the value of the shares of such shareholder is to be determined as of the day preceding the date of the shareholder vote approving the Reorganization Agreement. Under the terms of the Reorganization Agreement, the Acquiring Fund will assume the obligations of the Target Fund, if any, with respect to statutory rights of appraisal.


  For federal income tax purposes, dissenting shareholders obtaining payment for their shares will recognize gain or loss measured by the difference between any such payment and the tax basis for their shares. Shareholders are advised to consult their personal tax advisers as to the tax consequences of dissenting.

OTHER MATTERS TO COME BEFORE THE MEETING

  The Board of Trustees of the Target Fund knows of no business other than that described in the Notice which will be presented for consideration at the Meeting. If any other matters are properly presented, it is the intention of the persons named on the enclosed proxy to vote proxies in accordance with their best judgment. In the event that a quorum is present at the Meeting but sufficient votes to approve any of the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies on such proposals, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

  IF YOU CANNOT BE PRESENT IN PERSON AT THE MEETING, YOU ARE REQUESTED TO FILL IN, SIGN AND RETURN THE ENCLOSED PROXY PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.
                                       A. Thomas Smith III
                                       Vice President and Secretary

           , 2003

                                                                       EXHIBIT I

                         SENIOR LOAN RATING INFORMATION

MOODY'S INVESTORS SERVICE

  A brief description of the applicable Moody's Investors Service (Moody's) rating symbols and their meanings (as published by Moody's Investor Service) follows:

  1. Long-Term Debt

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


  Moody's assigns ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:



  1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.



  2) Notes allowing for negative coupons, or negative principal.



  3) Notes containing any provision which could obligate the investor to make any additional payments.



  Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks directly if they have questions regarding ratings for specific notes issued under a medium-term note program.


  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic ranking category.

  2. Short-Term Debt


  Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.



  Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


  Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  - Leading market positions in well-established industries.

  - High rates of return on funds employed.

  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  - Well-established access to a range of financial markets and assured sources of alternate liquidity.


  Prime-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


  Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories. In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

STANDARD & POOR'S


  A Standard & Poor's ("S&P") issuer credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. This opinion may take into consideration obligors such as guarantors, insurers, or lessees.

The credit rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

  Issue credit ratings are based, in varying degrees, on the following considerations:

  1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  2. Nature of and provisions of the obligation; and

  3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

INVESTMENT GRADE

  AAA: An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA: An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB: An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

  Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

  BB: An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B: An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC: An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

  CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

  C: The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

  D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  c: The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

  p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


  *: Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.


  r: The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.


  N.R.: Not rated.


COMMERCIAL PAPER RATING DEFINITIONS

  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

  A-1: A short-term obligation rated "A-1" is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  A commercial paper rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or with drawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

                                                                      EXHIBIT II

                     SECTIONS 86 THROUGH 98 OF CHAPTER 156B
                       OF THE MASSACHUSETTS GENERAL LAWS
                  (THE MASSACHUSETTS BUSINESS CORPORATION LAW)


SEC.SEC. 86. SECTIONS APPLICABLE TO APPRAISAL; PREREQUISITES.



  If a corporation proposes to take a corporate action as to which any section of this chapter provides that a stockholder who objects to such action shall have the right to demand payment for his shares and an appraisal thereof, sections eighty-seven to ninety-eight, inclusive, shall apply except as otherwise specifically provided in any section of this chapter. Except as provided in sections eighty-two and eighty-three, no stockholder shall have such right unless (1) he files with the corporation before the taking of the vote of the shareholders on such corporate action, written objection to the proposed action stating that he intends to demand payment for his shares if the action is taken and (2) his shares are not voted in favor of the proposed action.



SEC.SEC. 87. STATEMENT OF RIGHTS OF OBJECTING STOCKHOLDERS IN NOTICE OF MEETING; FORM.



  The notice of the meeting of stockholders at which the approval of such proposed action is to be considered shall contain a statement of the rights of objecting stockholders. The giving of such notice shall not be deemed to create any rights in any stockholder receiving the same to demand payment for his stock, and the directors may authorize the inclusion in any such notice of a statement of opinion by the management as to the existence or non-existence of the right of the stockholders to demand payment for their stock on account of the proposed corporate action. The notice may be in such form as the directors or officers calling the meeting deem advisable, but the following form of notice shall be sufficient to comply with this section:


    "If the action proposed is approved by the stockholders at the meeting and effected by the corporation, any stockholder (1) who files with the corporation before the taking of the vote on the approval of such action, written objection to the proposed action stating that he intends to demand payment for his shares if the action is taken and (2) whose shares are not voted in favor of such action has or may have the right to demand in writing from the corporation (or, in the case of a consolidation or merger, the name of the resulting or surviving corporation shall be inserted), within twenty days after the date of mailing to him of notice in writing that the corporate action has become effective, payment for his shares and an appraisal of the value thereof. Such corporation and any such stockholder shall in such cases have the rights and duties and shall follow the procedure set forth in sections 88 to 98, inclusive, of chapter 156B of the General Laws of Massachusetts."


SEC.SEC. 88. NOTICE OF EFFECTIVENESS OF ACTION OBJECTED TO.


  The corporation taking such action, or in the case of a merger or consolidation the surviving or resulting corporation, shall, within ten days after the date on which such corporate action became effective, notify each stockholder who filed a written objection meeting the requirements of section eighty-six and whose shares were not voted in favor of the approval of such action, that the action approved at the meeting of the corporation of which he is a stockholder has become effective. The giving of such notice shall not be deemed to create any rights in any stockholder receiving the same to demand payment for his stock. The notice shall be sent by registered or certified mail, addressed to the stockholder at his last known address as it appears in the records of the corporation.


SEC.SEC. 89. DEMAND FOR PAYMENT; TIME FOR PAYMENT.


  If within twenty days after the date of mailing of a notice under subsection
(e) of section eighty-two, subsection (f) of section eighty-three, or section eighty-eight, any stockholder to whom the corporation was required to give such notice shall demand in writing from the corporation taking such action, or in the case of a consolidation or merger from the resulting or surviving corporation, payment for his stock, the corporation upon which such demand is made shall pay to him the fair value of his stock within thirty days after the expiration of the period during which such demand may be made.


SEC.SEC. 90. DEMAND FOR DETERMINATION OF VALUE; BILL IN EQUITY; VENUE.


  If during the period of thirty days provided for in section eighty-nine the corporation upon which such demand is made and any such objecting stockholder fail to agree as to the value of such stock, such corporation or any such stockholder may within four months after the expiration of such thirty-day period demand a determination of the value of the stock of all such objecting stockholders by a bill in equity filed in the superior court in the county where the corporation in which such objecting stockholder held stock had or has its principal office in the commonwealth.


SEC.SEC. 91. PARTIES TO SUIT TO DETERMINE VALUE; SERVICE.


  If the bill is filed by the corporation, it shall name as parties respondent all stockholders who have demanded payment for their shares and with whom the corporation has not reached agreement as to the value thereof. If the bill is filed by a stockholder, he shall bring the bill in his own behalf and in behalf of all other stockholders who have demanded payment for their shares and with whom the corporation has not reached agreement as to the value thereof and service of the bill shall be made upon the corporation by subpoena with a copy of the bill annexed. The corporation shall file with its answer a duly verified list of all such other stockholders, and such stockholders shall thereupon be deemed to have been added as parties to the bill. The corporation shall give notice in such form and returnable on such date as the court shall order to each stockholder party to the bill by registered or certified mail, addressed to the last known address of such stockholder as shown in the records of the corporation, and the court may order such additional notice by publication or otherwise as it deems advisable. Each stockholder who makes demand as provided in section eighty-nine shall be deemed to have consented to the provisions of this section relating to notice, and the giving of notice by the corporation to any such stockholder in compliance with the order of the court shall be a sufficient service of process on him. Failure to give notice to any stockholder making demand shall not invalidate the proceedings as to other stockholders to whom notice was properly given, and the court may at any time before the entry of a final decree make supplementary orders of notice.



SEC.SEC. 92. DECREE DETERMINING VALUE AND ORDERING PAYMENT; VALUATION DATE.



  After hearing the court shall enter a decree determining the fair value of the stock of those stockholders who have become entitled to the valuation of and payment for their shares, and shall order the corporation to make payment of such value, together with interest, if any, as hereinafter provided, to the stockholders entitled thereto upon the transfer by them to the corporation of the certificates representing such stock if certificated or, if uncertificated, upon receipt of an instruction transferring such stock to the corporation. For this purpose, the value of the shares shall be determined as of the day preceding the date of the vote approving the proposed corporate action and shall be exclusive of any element of value arising from the expectation or accomplishment of the proposed corporate action.



SEC.SEC. 93. REFERENCE TO SPECIAL MASTER.


  The court in its discretion may refer the bill or any question arising thereunder to a special master to hear the parties, make findings and report the same to the court, all in accordance with the usual practice in suits in equity in the superior court.


SEC.SEC. 94. NOTATION ON STOCK CERTIFICATES OF PENDENCY OF BILL.


  On motion the court may order stockholder parties to the bill to submit their certificates of stock to the corporation for the notation thereon of the pendency of the bill and may order the corporation to note such pendency in its records with respect to any uncertificated shares held by such stockholder parties, and may on motion dismiss the bill as to any stockholder who fails to comply with such order.

SEC.SEC. 95. COSTS; INTEREST.


  The costs of the bill, including the reasonable compensation and expenses of any master appointed by the court, but exclusive of fees of counsel or of experts retained by any party, shall be determined by the court and taxed upon the parties to the bill, or any of them, in such manner as appears to be equitable, except that all costs of giving notice to stockholders as provided in this chapter shall be paid by the corporation. Interest shall be paid upon any award from the date of the vote approving the proposed corporate action, and the court may on application of any interested party determine the amount of interest to be paid in the case of any stockholder.


SEC.SEC. 96. DIVIDENDS AND VOTING RIGHTS AFTER DEMAND FOR PAYMENT.



  Any stockholder who has demanded payment for his stock as provided in this chapter shall not thereafter be entitled to notice of any meeting of stockholders or to vote such stock for any purpose and shall not be entitled to the payment of dividends or other distribution on the stock (except dividends or other distributions payable to stockholders of record at a date which is prior to the date of the vote approving the proposed corporate action) unless:


  1) A bill shall not be filed within the time provided in section ninety;

  2) A bill, if filed, shall be dismissed as to such stockholder; or

  3) Such stockholder shall with the written approval of the corporation, or in the case of a consolidation or merger, the resulting or surviving corporation, deliver to it a written withdrawal of his objections to and an acceptance of such corporate action.

  Notwithstanding the provisions of clauses (1) to (3), inclusive, said stockholder shall have only the rights of a stockholder who did not so demand payment for his stock as provided in this chapter.


SEC.SEC. 97. STATUS OF SHARES PAID FOR.


  The shares of the corporation paid for by the corporation pursuant to the provisions of this chapter shall have the status of treasury stock, or in the case of a consolidation or merger the shares or the securities of the resulting or surviving corporation into which the shares of such objecting stockholder would have been converted had he not objected to such consolidation or merger shall have the status of treasury stock or securities.


SEC.SEC. 98. EXCLUSIVE REMEDY; EXCEPTION.


  The enforcement by a stockholder of his right to receive payment for his shares in the manner provided in this chapter shall be an exclusive remedy except that this chapter shall not exclude the right of such stockholder to bring or maintain an appropriate proceeding to obtain relief on the ground that such corporate action will be or is illegal or fraudulent as to him.

                         [VAN KAMPEN INVESTMENTS LOGO]

                                                                        SFR

                 SUBJECT TO COMPLETION -- DATED MARCH 11, 2003


                       VAN KAMPEN PRIME RATE INCOME TRUST
                                1 Parkview Plaza
                     Oakbrook Terrace, Illinois 60181-5555

                                 (800) 231-2808

                             ---------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                       Van Kampen Prime Rate Income Trust

            Relating to the Acquisition of Assets and Liabilities of

                      Van Kampen Senior Floating Rate Fund


                              Dated March   , 2003

                             ---------------------


     This Statement of Additional Information (the "Reorganization Statement of Additional Information") provides information about Van Kampen Prime Rate Income Trust (the "Acquiring Fund"), a closed-end management investment company, in addition to information contained in the Proxy Statement/Prospectus of the
Acquiring Fund, dated March   , 2003, which also serves as the proxy statement
of Van Kampen Senior Floating Rate Fund (the "Target Fund"), a closed-end management investment company, in connection with the issuance of Acquiring Fund Class C Shares to shareholders of the Target Fund. This Reorganization Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus/Proxy Statement into which it has been incorporated by reference and which may be obtained, without charge, by writing to Client Relations at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by calling 1-800-231-2808 (TDD users may call 1-800-421-2833).


                               TABLE OF CONTENTS


                                                               PAGE
                                                               ----
Proposed Reorganization.....................................     2
Additional Information about the Acquiring Fund.............     2
Additional Information about the Target Fund................     2
Financial Statements........................................     2
Pro Forma Financial Statements..............................     2
Appendix A
  Form of Agreement and Plan of Reorganization..............   A-1
Appendix B
  Statement of Additional Information of the Acquiring
     Fund...................................................   B-1
Appendix C
  Statement of Additional Information of the Target Fund....   C-1
Appendix D
     Pro Forma Financial Statements.........................   D-1


     The Acquiring Fund will provide, without charge, upon the written or oral request of any person to whom this Reorganization Statement of Additional Information is delivered, a copy of any and all documents that have been incorporated by reference in the Registration Statement of which this Reorganization Statement of Additional Information is a part.

PROPOSED REORGANIZATION

     The shareholders of the Target Fund are being asked to approve the transfer of all the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for Acquiring Fund Class C Shares (the "Reorganization") pursuant to an Agreement and Plan of Reorganization by and between the Acquiring Fund and the Target Fund (the "Agreement"). A copy of the form of the Agreement is attached as Appendix A to this Reorganization Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

     Incorporated herein by reference in its entirety is the Statement of Additional Information of the Acquiring Fund, dated November 27, 2002, as supplemented, attached as Appendix B to this Reorganization Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE TARGET FUND

     Incorporated herein by reference in its entirety is the Statement of Additional Information of the Target Fund, dated November 27, 2002, as supplemented, attached as Appendix C to this Reorganization Statement of Additional Information.

FINANCIAL STATEMENTS

     Incorporated herein by reference in their respective entireties are (i) the audited financial statements of the Acquiring Fund for the fiscal year ended July 31, 2002, which are included in Appendix B hereto and (ii) the audited financial statements of the Target Fund for the fiscal year ended July 31, 2002, which are included in Appendix C hereto.

PRO FORMA FINANCIAL STATEMENTS


     Incorporated herein by reference in their entirety and attached as Appendix D to this Reorganization Statement of Additional Information are the unaudited pro forma condensed financial statements reflecting the Acquiring Fund Pro Forma after the proposed Reorganization.

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Van Kampen Senior Floating Rate Fund, a registered closed-end investment company, File No. 811-08589 (the "Target Fund") and Van Kampen Prime Rate Income Trust, a registered closed-end investment company, File No. 811-05845 (the "Acquiring Fund"), each hereby agree as follows:

1. Representations and Warranties of the Acquiring Fund.

         The Acquiring Fund represents and warrants to, and agrees with, the Target Fund that:

         (a) The Acquiring Fund is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the jurisdiction of its organization, and has the power to own all of its assets and to carry out this Agreement. The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

         (b) The Acquiring Fund is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Section 851 of the Internal Revenue Code (the "Code") at all times since its inception and intends to continue to so qualify until consummation of the reorganization contemplated hereby (the "Reorganization") and thereafter.

         (c) The Target Fund has been furnished with the Acquiring Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2002, and the audited financial statements appearing therein, having been audited by Deloitte & Touche LLP, independent public auditors, fairly present the financial position of the Acquiring Fund as of the respective dates indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

         (d) An unaudited statement of assets, liabilities and capital of the Acquiring Fund and an unaudited schedule of investments of the Acquiring Fund, each as of the Valuation Time (as defined in Section 3(d) of this Agreement), will be furnished to the Target Fund, at or prior to the Exchange Date (as defined in Section 7(a) of this Agreement), for the purpose of determining the number of common shares of beneficial interest designated as "Class C Shares" of the Acquiring Fund ("Acquiring Fund Class C Shares") that are to be issued pursuant to Section 4 of this Agreement; each will fairly present the financial position of the Acquiring Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

         (e) The Acquiring Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

         (f) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against it which assert liability on the part of the Acquiring Fund that have not been disclosed in the N-14 Registration Statement (as defined in Section 1(k) of the Agreement) or which materially affect its financial condition or its ability to consummate the Reorganization. The Acquiring Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

         (g) The Acquiring Fund is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

         (h) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed or will not otherwise be disclosed to the Target Fund prior to the Valuation Time.

         (i) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to in subsection (c) and (d) above, those incurred in the ordinary course of its business as an investment company and those incurred in connection with the Reorganization. As of the Valuation Time, the Acquiring Fund will advise Target Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, except to the extent disclosed in the financial statements referred to in subsections (c) and (d) above.

         (j) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto
Rico).

         (k) The Registration Statement filed by the Acquiring Fund on Form N-14 which includes the proxy statement of the Target Fund with respect to the transactions contemplated herein and the prospectus of the Acquiring Fund relating to the Acquiring Fund Class C Shares to be issued pursuant to this Agreement (the "Proxy Statement/Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the shareholders' meeting referred to in Section 6(g) of this Agreement and on the Exchange Date, insofar as it relates to the Acquiring Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

         (l) The Acquiring Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.01 per share, further classified and designated as Class B Shares and Class C Shares. Each outstanding common share of beneficial interest of the Acquiring Fund is fully paid and nonassessable and has full voting rights.

         (m) The Acquiring Fund Class C Shares to be issued to the Target Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

         (n) At or prior to the Exchange Date, the Acquiring Fund Class C Shares to be transferred to the Target Fund for distribution to the shareholders of the Target Fund on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Funds presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

         (o) At or prior to the Exchange Date, the Acquiring Fund will have obtained any and all regulatory and Trustee approvals necessary to issue the Acquiring Fund Class C Shares to the Target Fund.

2. Representations and Warranties of the Target Fund.

         The Target Fund represents and warrants to, and agrees with, the Acquiring Fund that:

         (a) The Target Fund is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the jurisdiction of its organization, and has the power to own all of its assets and to carry out this Agreement. The Target Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

         (b) The Target Fund is duly registered under the 1940 Act as a non-diversified, closed-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. The Target Fund has elected and qualified for the special tax treatment afforded RICs under
Section 851 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

         (c) As used in this Agreement, the term "Target Fund Investments" shall mean (i) the investments of the Target Fund shown on the schedule of its investments as of the Valuation Time furnished to the Acquiring Fund and (ii) all other assets owned by the Target Fund or liabilities incurred as of the Valuation Time.

         (d) The Target Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees and shareholders and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

         (e) The Acquiring Fund has been furnished with the Target Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2002, and the audited financial statements appearing therein, having been audited by Deloitte & Touche LLP, independent public auditors, fairly present the financial position of the Target Fund as of the respective dates indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

         (f) An unaudited statement of assets, liabilities and capital of the Target Fund and an unaudited schedule of investments of the Target Fund, each as of the Valuation Time, will be furnished to the Acquiring Fund at or prior to the Exchange Date for the purpose of determining the number of Acquiring Fund Class C Shares to be issued to the Target Fund pursuant to Section 4 of this Agreement; each will fairly present the financial position of the Target Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

         (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Target Fund, threatened against it which assert liability on the part of the Target Fund or which materially affect its financial condition or its ability to consummate the Reorganization. The Target Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

         (h) There are no material contracts outstanding to which the Target Fund is a party that have not been disclosed or will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

         (i) The Target Fund is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

         (j) The Target Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to in subsections (e) and (f) above, those incurred in the ordinary course of its business as an investment company and those incurred in connection with the Reorganization. As of the Valuation Time, the Target Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, except to the extent disclosed in the financial statements referred to in subsections (e) and (f) above.

         (k) The Target Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of the Target Fund have been adequately provided for on its books, and no tax deficiency or liability of the Target Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

         (l) At both the Valuation Time and the Exchange Date, the Target Fund will have full right, power and authority to sell, assign, transfer and deliver the Target Fund Investments. At the Exchange Date, subject only to the obligation to deliver the Target Fund Investments as contemplated by this Agreement, the Target Fund will have good and marketable title to all of the Target Fund Investments, and the Acquiring Fund will acquire all of the Target Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Target Fund Investments or materially affect title thereto).

         (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

         (n) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 6(g) of this Agreement and on the Exchange Date, insofar as it relates to the Target Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Target Fund for use in the N-14 Registration Statement as provided in Section 6(d) of this Agreement.

         (o) The Target Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.01 per share. Each outstanding common share of beneficial interest is fully paid and nonassessable and has full voting rights.

         (p) All of the issued and outstanding common shares of the Target Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

         (q) The books and records of the Target Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Target Fund.

         (r) The Target Fund will not sell or otherwise dispose of any of the Acquiring Fund Class C Shares to be received in the Reorganization, except in distribution to the shareholders of the Target Fund, as provided in Section 3 of this Agreement.

3. The Reorganization.

         (a) Subject to receiving the requisite approvals of the shareholders of the Target Fund, and to the other terms and conditions contained herein, (i) the Target Fund agrees to convey, transfer and deliver to the Acquiring Fund and the Acquiring Fund agrees to acquire from the Target Fund, on the Exchange Date, all of the Target Fund Investments (including interest accrued as of the Valuation Time on such debt instruments), and assume substantially all of the liabilities of the Target Fund, in exchange solely for that number of Acquiring Fund Class C Shares provided in Section 4 of this Agreement.

         Pursuant to this Agreement, as soon as practicable after the Exchange Date, the Target Fund will distribute all Acquiring Fund Class C Shares received by it to its shareholders in exchange for their Target Fund common shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Target Fund based on their respective holdings in the Target Fund as of the Valuation Time.

         (b) Prior to the Exchange Date, the Target Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective shareholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date.

         (c) The Target Fund will pay or cause to be paid to the Acquiring Fund any interest the Target Fund receives on or after the Exchange Date with respect to any of the Target Fund Investments transferred to the Acquiring Fund hereunder.

         (d) The Valuation Time shall be 5:00 p.m., Eastern time, on [ ], 2003, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

         (e) Recourse for liabilities assumed from the Target Fund by the Acquiring Fund in the Reorganization will be limited to the net assets acquired by the Acquiring Fund. The known liabilities of the Target Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(j) of this Agreement.

         (f) The Target Fund will be terminated following the Exchange Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and will withdraw its authority to do business in any state where it is required to do so.

4. Issuance and Valuation of Acquiring Fund Class C Shares in the
Reorganization.

         Acquiring Fund Class C Shares of an aggregate net asset value equal to the value of the assets of the Target Fund acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of the Target Fund assumed by the Acquiring Fund in the Reorganization, shall be issued by the Acquiring Fund to the Target Fund in exchange for such assets and assumption of liabilities of the Target Fund.

         The net asset value of each of the Funds shall be determined as of the Valuation Time in accordance with the procedures described in the Statement of Additional Information of the Acquiring Fund, dated November 27, 2002. Values in all cases shall be determined as of the Valuation Time. The value of the Target Fund Investments to be transferred to the Acquiring Fund shall be determined by the Acquiring Fund pursuant to the procedures utilized by the

Acquiring Fund in valuing its own assets and determining its own liabilities for purposes of the Reorganization. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Target Fund and shall be confirmed by the Acquiring Fund to the Target Fund. The net asset value per share of the Acquiring Fund Class C Shares shall be determined in accordance with such procedures and the Acquiring Fund shall certify the computations involved. For purposes of determining the net asset value of a common share of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) is divided by the total number of common shares of that Fund outstanding at such time.

5. Payment of Expenses.

         (a) With respect to expenses incurred in connection with the Reorganization, the Target Fund and the Acquiring Fund will share, in proportion to their respective projected declines in total operating expenses, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of materials distributed to each Fund's Board of Trustees, expenses incurred in connection with the preparation of the Agreement and Plan of Reorganization, the N-14 Registration Statement, Securities and Exchange Commission ("SEC") and state securities commission filing fees and legal and audit fees in connection with the Reorganization, costs of printing and distributing this Proxy Statement/Prospectus, legal fees incurred preparing each Fund's board materials, attending each Fund's board meetings and preparing the minutes, auditing fees associated with each Fund's financial statements, stock exchange fees (if any), rating agency fees (if any), portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization.

         (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6. Covenants of the Funds.

         (a) Each Fund covenants to operate its business as presently conducted between the date hereof and the Exchange Date.

         (b) The Target Fund agrees that following the consummation of the Reorganization, it will terminate in accordance with the laws of The Commonwealth of Massachusetts and any other applicable law, it will not make any distributions of any Acquiring Fund Class C Shares other than to its respective shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any, and on and after the Exchange Date it shall not conduct any business except in connection with its termination.

         (c) The Target Fund undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that the Target Fund has ceased to be a registered investment company.

         (d) The Acquiring Fund will file the N-14 Registration Statement with the SEC and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Each Fund agrees to cooperate fully with the other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder, and state securities laws.

         (e) The Acquiring Fund has no plan or intention to sell or otherwise dispose of the Target Fund Investments, except for dispositions made in the ordinary course of business.

         (f) Each of the Funds agrees that by the Exchange Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Target Fund for each of such Fund's taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, the Target Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by such Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years, and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Target Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Exchange Date shall be borne by such Fund to the extent such expenses have been accrued by such Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Van Kampen Investment Advisory Corp. or an affiliate thereof.

         (g) The Target Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement/Prospectus which complies in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations, respectively, thereunder.

         (h) Following the consummation of the Reorganization, the Acquiring Fund will stay in existence and continue its business as a non-diversified, closed-end management investment company registered under the 1940 Act.

7. Exchange Date.

         (a) Delivery of the assets of the Target Fund to be transferred, together with any other Target Fund Investments, and the Acquiring Fund Class C Shares to be issued as provided in this Agreement, shall be made at such place and time as the Funds shall mutually agree on the next full business day following the Valuation Time, or at such other time and date agreed to by the Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date." To the extent that any Target Fund Investments, for any reason, are not transferable on the Exchange Date, the Target Fund shall cause such Target Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

         (b) The Target Fund will deliver to the Acquiring Fund on the Exchange Date confirmation or other adequate evidence as to the tax basis of the Target Fund Investments delivered to the Acquiring Fund hereunder.

         (c) As soon as practicable after the close of business on the Exchange Date, the Target Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Target Fund on the Exchange Date and the number of common shares of the Target Fund owned by each such shareholder.

8. Conditions of the Target Fund.

         The obligations of the Target Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the Board of Trustees of the Target Fund and by the affirmative vote of the holders of a majority of the outstanding common shares of the Target Fund.

         (b) That the Target Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund's investments, all as of the Valuation Time, and a certificate signed by the Acquiring Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that (i) as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of such Fund's most recent Annual or Semi-Annual Report as applicable, other than changes in the ordinary course of business to its portfolio securities since that date or changes in the market value of its portfolio securities and (ii) as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

         (c) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement, other than as disclosed in the N-14 Registration Statement.

         (d) The Target Fund shall have received the opinion(s) of Skadden, Arps, Slate, Meagher & Flom LLP or its affiliated entities ("Skadden"), counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Target Fund, substantially in the form and to the effect that: (i) the Acquiring Fund is duly formed and validly existing under the laws of its state of organization;
(ii) the Acquiring Fund is registered as a closed-end, management investment company under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized by all requisite action of the Acquiring Fund and this Agreement has been duly executed and delivered by the Acquiring Fund and (assuming the Agreement is a valid and binding obligation of the other parties thereto) is a valid and binding obligation of the Acquiring Fund; (iv) neither the execution or delivery by the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the transactions contemplated thereby violate any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund; (vi) the Acquiring Fund Class C Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, each will be validly issued and fully paid; and (vii) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquiring Fund of the Agreement and the consummation of the transactions therein contemplated do not require, under the laws of its state of organization or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, the 1934 Act and the rules and regulations thereunder, and state securities laws). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing (a) which may be required as a result of the involvement of other parties to the Agreement in the transactions contemplated by the Agreement because of their legal or regulatory status or because of any other facts specifically pertaining to them; (b) the absence of which does not deprive the Target Fund of any material benefit under the Agreement; or (c) which can be readily obtained without significant delay or expense to the Target Fund, without loss to the Target Fund of any material benefit under the Agreement and without any material adverse effect on the Target Fund during the period such consent, approval, authorization, registration, qualification or order was obtained. The foregoing opinion relates only to consents, approvals, authorizations, registrations, qualifications, orders or filings under (a) laws which are specifically referred to in this opinion, (b) laws of its state of organization or any state in which the Acquiring Fund is qualified to do business and the federal laws of the United States which, in counsel's experience, are normally applicable to transactions of the type provided for in the Agreement and (c) court orders and judgments disclosed to counsel by the Acquiring Fund in connection with the opinion. In addition, although counsel need not have specifically considered the possible applicability to the Acquiring Fund of any other laws, orders or judgments, nothing has come to their attention in connection with their representation of the Acquiring Fund in this transaction that has caused them to conclude that any other consent, approval, authorization, registration, qualification, order or filing is required.

         (e) The Target Fund shall have obtained an opinion from Skadden, dated as of the closing date of the Reorganization (the "Closing Date"), addressed to the Target Fund, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in
Section 368(a) of the Code.

         (f) That all proceedings taken by each of the Funds and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

         (g) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund, be contemplated by the SEC.

9. Conditions of the Acquiring Fund.

         The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the Board of Trustees of the Target Fund, and the Target Fund shall have delivered to the Acquiring
Fund a copy of the resolution approving this Agreement adopted by the affirmative vote of the Target Fund's Board of Trustees and a certificate setting forth the affirmative vote of the holders of a majority of the outstanding common shares of the Target Fund, each certified by its Secretary.

         (b) That the Acquiring Fund shall have received from the Target Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Target Fund's investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, and a certificate signed by the Target Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that (i) as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Target Fund since the date of such Fund's most recent Annual Report or Semi-Annual Report, as applicable, other than changes in the ordinary course of business to its portfolio securities since that date or changes in the market value of its portfolio securities and (ii) as of the Valuation Time and as of the Exchange Date all representations and warranties of the Target Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Target Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

         (c) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement, other than as disclosed in the N-14 Registration Statement.

         (d) That the Acquiring Fund shall have received the opinion(s) of Skadden, counsel for the Target Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that: (i) the Target Fund is duly formed and validly existing under the laws of its state of organization; (ii) the Target Fund is registered as a closed-end, management investment company under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized by all requisite action of the Target Fund and this Agreement has been duly executed and delivered by the Target Fund and (assuming the Agreement is a valid and binding obligation of the other parties thereto) is a valid and binding obligation of the Target Fund; (iv) neither the execution or delivery by the Target Fund of this Agreement nor the consummation by the Target Fund of the transactions contemplated thereby violate any provision of any statute, or any published regulation or any judgment or order disclosed to them by the Target Fund as being applicable to the Target Fund; and (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Target Fund of the Agreement and the consummation of the transactions therein contemplated do not require, under the laws of its state of organization or any state in which the Target Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder, and state securities laws). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing; (a) which may be required as a result of the involvement of other parties to the Agreement in the transactions contemplated by the Agreement because of their legal or regulatory status or because of any other facts specifically pertaining to them; (b) the absence of which does not deprive the Acquiring Fund of any material benefit under the Agreement; or (c) which can be readily obtained without significant delay or expense to the Acquiring Fund, without loss to the Acquiring Fund of any material benefit under the Agreement and without any material adverse effect on them during the period such consent, approval, authorization, registration, qualification or order was obtained. The foregoing opinion relates only to consents, approvals, authorizations, registrations, qualifications, orders or filings under (a) laws which are specifically referred to in the opinion, (b) laws of its state of organization or any state in which the Target Fund is qualified to do business and the federal laws of the United States which, in our experience, are normally applicable to transactions of the type provided for in the Agreement and (c) court orders and judgments disclosed to them by the Target Fund in connection with the opinion. In addition, although counsel need not have specifically considered the possible applicability to the Target Fund of any other laws, orders or judgments, nothing has come to their attention in connection with their representation of the Target Fund in this transaction that has caused them to conclude that any other consent, approval, authorization, registration, qualification, order or filing is required.

         (e) The Acquiring Fund shall have obtained an opinion from Skadden, dated as of the Closing Date, addressed to the Acquiring Fund, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code.

         (f) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of any Acquired Fund, be contemplated by the SEC.

         (h) That all proceedings taken by the Target Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

         (i) That prior to the Exchange Date, the Target Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date.

10. Termination, Postponement and Waivers.

         (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by mutual consent of the Boards of Trustees of the Funds, (ii) by the Board of Trustees of the Target Fund if any condition of the Target Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Trustees of the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 9 of this Agreement have not been fulfilled or waived by such Board.

         (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2003, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Trustees of the Funds.

         (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

         (d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of any Fund (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken. In addition, the Boards of Trustees of the Funds have delegated to the Adviser the ability to make non-material changes to the transaction if it deems it to be in the best interests of the Funds to do so.

         (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Fund nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, trustee, agent or shareholder of either Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

         (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Boards of Trustees of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Funds unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Class C Shares to be issued to the Target Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Target Fund prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Target Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11. Indemnification.

         (a) Each party (an "Indemnitor") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "Indemnified Party") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "Losses") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

         (b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle or otherwise compromise or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor's prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep the Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12. Other Matters.

         (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Acquiring Fund will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

         THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE VAN KAMPEN PRIME RATE INCOME TRUST (OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to the Acquiring Fund's transfer agent with respect to such shares. The Target Fund will provide the Acquiring Fund on the Exchange Date with the name of any shareholder of the Target Fund who is to the knowledge of the Target Fund an affiliate of the Target Fund on such date.

         (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         (c) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Target Fund shall be addressed to the Target Fund c/o Van Kampen Investment Advisory Corp., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, Attention: General Counsel, or at such other address as the Target Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to the Acquiring Fund c/o Van Kampen Investment Advisory Corp., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Target Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

         (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of Illinois applicable to agreements made and to be performed in said state.

         (e) It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in such Fund's Declaration of Trust. The execution and delivery of this Agreement has been authorized by the trustees of each Fund and signed by authorized officers of each Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Fund as provided in such Funds' Declaration of Trust.

         This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

         IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.


                       VAN KAMPEN PRIME RATE INCOME TRUST


                       ----------------------------------




Attest:





                      VAN KAMPEN SENIOR FLOATING RATE FUND


                       ----------------------------------



Attest:

                                                                      APPENDIX B

                     STATEMENT OF ADDITIONAL INFORMATION OF

                       VAN KAMPEN PRIME RATE INCOME TRUST

                            DATED NOVEMBER 27, 2002

                       VAN KAMPEN PRIME RATE INCOME TRUST
                   SUPPLEMENT DATED DECEMBER 11, 2002 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2002

  The Statement of Additional Information is hereby supplemented as follows:

  1) In the "TRUSTEES AND OFFICERS" section, under "INTERESTED TRUSTEES", delete and replace the information in the "PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS" column for Richard F. Powers, III with the following:

        Mr. Powers is Chairman of the Board, Trustee/Director of funds in the Fund Complex. Prior to December 2002, Mr. Powers was Chairman, Director, President, Chief Executive Officer and Managing Director of Van Kampen; Chairman, Director, Chief Executive Officer and Managing Director of the Advisers, Distributor, Van Kampen Advisors Inc. and Van Kampen Management Inc.; Director of other subsidiaries of Van Kampen and Chief Sales and Marketing Officer of Morgan Stanley Asset Management Inc. Prior to May 1998, Mr. Powers was Executive Vice President and Director of Marketing of Morgan Stanley and Director of Dean Witter Discover & Co. and Dean Witter Realty. Prior to 1996, Mr. Powers was Director of Dean Witter Reynolds Inc.

  2) In the "TRUSTEES AND OFFICERS" section, under "OFFICERS", add the following the information:

Mitchell M. Merin (49)    President and      Officer     President and Chief Executive Officer of
1221 Avenue of            Chief Executive    since 2002  funds in the Fund Complex since December
the Americas              Officer                        2002. Trustee/Director of certain funds
New York, NY 10020                                       in the Fund Complex. President and Chief
                                                         Operating Officer of Morgan Stanley since
                                                         December 1998. President and Director
                                                         since April 1997 and Chief Executive
                                                         Officer since June 1998 of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan
                                                         Stanley Services Company Inc. Chairman,
                                                         Chief Executive Officer and Director of
                                                         Morgan Stanley Distributors Inc. since
                                                         June 1998. Chairman since June 1998, and
                                                         Director since January 1998 of Morgan
                                                         Stanley Trust. Director of various Morgan
                                                         Stanley subsidiaries. President of the
                                                         Morgan Stanley Funds since May 1999.
                                                         Previously Chief Strategic Officer of
                                                         Morgan Stanley Investment Advisors Inc.
                                                         and Morgan Stanley Services Company Inc.
                                                         and Executive Vice President of Morgan
                                                         Stanley Distributors Inc. April 1997-June
                                                         1998, Vice President of the Morgan
                                                         Stanley Funds May 1997-April 1999, and
                                                         Executive Vice President of Dean Witter,
                                                         Discover & Co. prior to May 1997.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                              PRIT SPT SAI 12/02

                                   VAN KAMPEN
                            PRIME RATE INCOME TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

  Van Kampen Prime Rate Income Trust (the "Fund") is a non-diversified, closed-end management investment company whose investment objective is to provide a high level of current income, consistent with preservation of capital. This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated November 27, 2002 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge, by calling 1-800-341-2911, or for Telecommunications Device for the Deaf, 1-800-421-2833. This Statement of Additional Information incorporates by reference the entire Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Investment Objective and Policies and Special Risk
  Considerations............................................   B-2
Investment Restrictions.....................................   B-2
Trustees and Officers.......................................   B-4
Portfolio Transactions......................................  B-11
Management of the Fund......................................  B-12
Dividend Reinvestment Plan..................................  B-14
Net Asset Value.............................................  B-15
Taxation....................................................  B-16
Repurchase of Shares........................................  B-19
Independent Auditors........................................  B-22
Report of Independent Auditors..............................   F-1
Audited Financial Statements for the Year Ended July 31,
  2002......................................................  F-26
Notes to Audited Financial Statements.......................  F-31

  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

      THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED NOVEMBER 27, 2002.
                                                                  PRIT SAI 11/02

                       INVESTMENT OBJECTIVE AND POLICIES
                        AND SPECIAL RISK CONSIDERATIONS

  The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate senior loans ("Senior Loans"). Although the Fund's net asset value will vary, the Fund's policy of acquiring interests in floating or variable rate Senior Loans should minimize the fluctuations in the Fund's net asset value as a result of changes in interest rates. The Fund's net asset value may be affected by changes in borrower credit quality and other factors with respect to Senior Loan interests in which the Fund invests. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective. For further discussion of the characteristics of Senior Loan interests and associated special risk considerations, see "Investment Objective and Policies" and "Special Risk Considerations" in the Prospectus.

                            INVESTMENT RESTRICTIONS

  The Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority (defined as the lesser of (i) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at such meeting, or (ii) more than 50% of the outstanding voting securities) of the Fund's outstanding Shares. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. In accordance with the foregoing, the Fund may not:

   1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the Borrower under a Loan Agreement and the Lender selling a Participation to the Fund together with any other persons interpositioned between such Lender and the Fund with respect to a Participation.

   2. Purchase any security if, as a result of such purchase, more than 25% of the Fund's total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for purposes of this restriction); provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

   3. Issue senior securities (including borrowing money or entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes, or pledge its assets other than to secure such issuance or in connection with hedging transactions, when-issued and delayed delivery transactions and similar investment strategies. The Fund will not purchase additional portfolio securities at any time that borrowings, including the Fund's commitments pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (after giving effect to the amount borrowed).

   4. Make loans of money or property to any person, except for obtaining interests in Senior Loans in accordance with its investment objective, through loans of portfolio securities or the acquisition of securities subject to repurchase agreements.

   5. Buy any security "on margin." Neither the deposit of initial or variation margin in connection with hedging transactions nor short-term credits as may be necessary for the clearance of such transactions is considered the purchase of a security on margin.

   6. Sell any security "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except to the extent that the hedging transactions in which the Fund may engage would be deemed to be any of the foregoing transactions.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of or granting of interests in Senior Loans or other securities acquired by the Fund.

   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under Loan Agreements would be deemed to constitute such control or participation.

   9. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisitions. The Fund will rely on representations of Borrowers in Loan Agreements in determining whether such Borrowers are investment companies.

  10. Buy or sell oil, gas or other mineral leases, rights or royalty contracts except pursuant to the exercise by the Fund of its rights under Loan Agreements. In addition, the Fund may purchase securities of issuers which deal in, represent interests in or are secured by interests in such leases, rights or contracts.

  11. Purchase or sell real estate, commodities or commodities contracts except pursuant to the exercise by the Fund of its rights under Loan Agreements, except to the extent the interests in Senior Loans the Fund may invest in are considered to be interests in real estate, commodities or commodities contracts and except to the extent that hedging instruments the Fund may invest in are considered to be commodities or commodities contracts.

  12. Notwithstanding the investment policies and restrictions of the Fund, upon approval of the Board of Trustees, the Fund may invest all or part of its investable assets in a management investment company with substantially the same investment objective, policies and restrictions as the Fund.

  For purposes of investment restriction number 2, the Fund has adopted supplementally a more restrictive non-fundamental investment policy that in effect changes the phrase "more than 25%" to "25% or more." For purposes of investment restriction number 2 and the supplement just described, the Fund will consider all relevant factors in determining whether to treat the Lender selling a Participation and any persons interpositioned between such Lender and the Fund as an issuer, including: the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and the Fund's custodian); the credit quality of such Lender or interpositioned person; general economic conditions applicable to such Lender or interpositioned person; and other factors relating to the degree of credit risk, if any, of such Lender or interpositioned person incurred by the Fund.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that the annual portfolio turnover rate of the Fund will not be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by the Fund and its shareholders.

  FUND STRUCTURE. The Fund's fundamental investment policies and restrictions give the Fund the flexibility to pursue its investment objective through a fund structure commonly known as a "master-feeder" structure. If the Fund converts to a master-feeder structure, the existing shareholders of the Fund would continue to hold their shares of the Fund and the Fund would become a feeder-fund of the master-fund. The value of a shareholder's shares would be the same immediately after any conversion as the value immediately before such conversion. Use of this master-feeder structure potentially would result in increased assets invested among the collective investment vehicle of which the Fund would be a part, thus allowing operating expenses to be spread over a larger asset base, potentially achieving economies of scale. The Fund's Board of Trustees presently does not intend to affect any conversion of the Fund to a master-feeder structure.

                             TRUSTEES AND OFFICERS

  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and officers of the Trust and their principal occupations for the last five years, other directorships held by the trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." For purposes hereof, the term "Fund Complex" includes each of the investment companies advised by the Advisers. Trustees serve until their successors are duly elected and qualified. Officers are annually elected by the trustees.

                              INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                                                                     FUNDS IN
                                         TERM OF                                       FUND
                                        OFFICE AND                                    COMPLEX
                           POSITION(S)  LENGTH OF                                    OVERSEEN
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             BY       OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS               TRUSTEE    HELD BY TRUSTEE
----------------------     -----------  ----------  -----------------------          ---------   -------------------
David C. Arch (57)         Trustee      Trustee     Mr. Arch is Chairman and Chief      37       Mr. Arch is a member of
Blistex Inc.                            since 1988  Executive Officer of Blistex                 the Board of Directors of
1800 Swift Drive                                    Inc., a consumer health care                 the Heartland Alliance, a
Oak Brook, IL 60523                                 products manufacturer, and                   non- profit organization
                                                    former Director of the World                 serving human needs based
                                                    Presidents Organization-Chicago              in Chicago.
                                                    Chapter. Mr. Arch is also a
                                                    Trustee or Managing General
                                                    Partner of other investment
                                                    companies advised by the
                                                    Advisers.
Rod Dammeyer (62)          Trustee      Trustee     Mr. Dammeyer is President of        37       Mr. Dammeyer is a member
CAC, llc.                               since 1988  CAC, llc., a private company                 of the Board of Directors
676 North Michigan Avenue                           offering capital investment and              of TeleTech Holdings
Suite 2800                                          management advisory services.                Inc., Stericycle, Inc.,
Chicago, IL 60611                                   Mr. Dammeyer is also a Trustee               GATX Corporation,
                                                    or Managing General Partner of               Therasence, Inc. and
                                                    other investment companies                   Peregrine Systems Inc.
                                                    advised by the Advisers. Prior               and a member of the Board
                                                    to February 2001, Mr. Dammeyer               of Trustees of the
                                                    was Vice Chairman and Director               University of Chicago
                                                    of Anixter International, Inc.               Hospitals and Health
                                                    and IMC Global Inc. Prior to                 Systems. Prior to July
                                                    July 2000, Mr. Dammeyer was a                2000, Mr. Dammeyer was a
                                                    Managing Partner of Equity                   member of the Board of
                                                    Group Corporate Investment                   Directors of Allied Riser
                                                    (EGI), a company that makes                  Communications Corp.,
                                                    private investments in other                 Matria Healthcare Inc.,
                                                    companies. Prior to 1997, Mr.                Transmedia Networks,
                                                    Dammeyer was President, Chief                Inc., CNA Surety, Corp.
                                                    Executive Officer and a                      and Grupo Azcarero Mexico
                                                    Director of Great American                   (GAM). Prior to April
                                                    Management & Investment, Inc.,               1999, Mr. Dammeyer was a
                                                    a diversified manufacturing                  Director of Metal
                                                    company.                                     Management, Inc. Prior to
                                                                                                 1998, Mr. Dammeyer was a
                                                                                                 Director of Lukens, Inc.,
                                                                                                 Capsure Holdings Corp.,
                                                                                                 Revco D.S., Inc., the
                                                                                                 Chase Manhattan
                                                                                                 Corporation National
                                                                                                 Advisory Board and Sealy,
                                                                                                 Inc. Prior to 1997, Mr.
                                                                                                 Dammeyer was a Director
                                                                                                 of Flacon Building
                                                                                                 Products, Inc.
Howard J Kerr (66)         Trustee      Trustee     Mr. Kerr is a Trustee or            37       Mr. Kerr is a Director of
736 North Western Avenue                since 1992  Managing General Partner of                  Canbra Foods, Ltd., a
P.O. Box 317                                        other investment companies                   Canadian oilseed
Lake Forest, IL 60045                               advised by the Advisers. Prior               crushing, refining,
                                                    to 1998, Mr. Kerr was the                    processing and packaging.
                                                    President and Chief Executive                operation, the Marrow
                                                    Officer of Pocklington                       Foundation, and Lake
                                                    Corporation, Inc., an                        Forest Bank & Trust.
                                                    Investment holding company.

                                                                                     NUMBER OF
                                                                                     FUNDS IN
                                         TERM OF                                       FUND
                                        OFFICE AND                                    COMPLEX
                           POSITION(S)  LENGTH OF                                    OVERSEEN
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             BY       OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS               TRUSTEE    HELD BY TRUSTEE
----------------------     -----------  ----------  -----------------------          ---------   -------------------
Theodore A. Myers (72)     Trustee      Trustee     Mr. Myers is a financial            37       Mr. Myers is a Director
550 Washington Avenue                   since 1988  consultant. Mr. Myers is also a              of Met Life Investors
Glencoe, IL 60022                                   Trustee or Managing General                  (formerly known as COVA
                                                    Partner of other investment                  Financial Life
                                                    companies advised by the                     Insurance). Prior to
                                                    Advisers. Prior to 1998, Mr.                 1997, Mr. Myers was a
                                                    Myers was a Senior Financial                 Director of McLouth
                                                    Advisor (and, prior to 1997, an              Steel.
                                                    Executive Vice President, Chief
                                                    Financial Officer and Director)
                                                    of Qualitech Steel Corporation,
                                                    a producer of high quality
                                                    engineered steels for
                                                    automotive, transportation and
                                                    capital goods industries. Prior
                                                    to 1997, Mr. Myers was a member
                                                    of the Arthur Andersen Chief
                                                    Financial Officers' Committee.
Hugo F. Sonnenschein (61)  Trustee      Trustee     Mr. Sonnenschein is President       37       Mr. Sonnenschein is a
1126 E. 59th Street                     since 1994  Emeritus and Honorary Trustee                Director of Winston
Chicago, IL 60637                                   of the University of Chicago                 Laboratories, Inc.
                                                    and the Hutchinson
                                                    Distinguished Service Professor
                                                    in the Department of Economics
                                                    at the University of Chicago.
                                                    Prior to July 2000, Mr.
                                                    Sonnenschein was President of
                                                    the University of Chicago. Mr.
                                                    Sonnenschein is a member of the
                                                    Board of Trustees of the
                                                    University of Rochester and a
                                                    member of its investment
                                                    committee. Mr. Sonnenschein is
                                                    a member of the National
                                                    Academy of Sciences, the
                                                    American Philosophical Society,
                                                    and a fellow of the American
                                                    Academy of Arts and Sciences.
                                                    Mr. Sonnenschein is also a
                                                    Trustee or Managing General
                                                    Partner of other investment
                                                    companies advised by the
                                                    Advisers.

                              INTERESTED TRUSTEES*

                                                                                     NUMBER OF
                                                                                     FUNDS IN
                                         TERM OF                                       FUND
                                        OFFICE AND                                    COMPLEX
                           POSITION(S)  LENGTH OF                                    OVERSEEN
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             BY       OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE         TRUST       SERVED    DURING PAST 5 YEARS               TRUSTEE    HELD BY TRUSTEE
Richard F. Powers, III*    Chairman     Trustee     Mr. Powers is Chairman,             96
(56)                                    since 1999  Director, President, Chief
1 Parkview Plaza                                    Executive Officer and Managing
Oakbrook Terrace, IL                                Director of Van Kampen;
60181                                               Chairman, Director, Chief
                                                    Executive Officer and Managing
                                                    Director of the Advisers,
                                                    Distributor, Van Kampen
                                                    Advisors Inc. and Van Kampen
                                                    Management Inc.; Director of
                                                    other subsidiaries of Van
                                                    Kampen; and Chief Sales and
                                                    Marketing Officer of Morgan
                                                    Stanley Asset Management Inc.
                                                    Mr. Powers is also Chairman of
                                                    the Board, Trustee/Director and
                                                    President of funds in the Fund
                                                    Complex. Prior to May 1998, Mr.
                                                    Powers was Executive Vice
                                                    President; and Director of
                                                    Marketing of Morgan Stanley and
                                                    Director of Dean Witter
                                                    Discover & Co. and Dean Witter
                                                    Realty. Prior to 1996, Mr.
                                                    Powers was Director of Dean
                                                    Witter Reynolds Inc.
Wayne W. Whalen* (63)      Trustee      Trustee     Mr. Whalen is a Partner in the      96
333 West Wacker Drive                   since 1988  law firm of Skadden, Arps,
Chicago, IL 60606                                   Slate, Meagher & Flom
                                                    (Illinois), legal counsel to
                                                    certain funds advised by the
                                                    Advisers. Mr. Whalen is a
                                                    Trustee, Director or Managing
                                                    General Partner of other funds
                                                    advised by the Advisers.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person to certain of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Mr. Powers is an interested person of such funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

                                    OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
------------------               -----------      ----------  -----------------------
Stephen L. Boyd (61)          Vice President      Officer     Managing Director and Chief Investment Officer of Van
2800 Post Oak Blvd.                               since 1998  Kampen Investments, and Managing Director and President of
45th Floor                                                    the Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                             President and Chief Investment Officer of funds in the
                                                              Fund Complex. Prior to December 2000, Executive Vice
                                                              President and Chief Investment Officer of Van Kampen
                                                              Investments, and President and Chief Operating Officer of
                                                              the Advisers. Prior to April 2000, Executive Vice
                                                              President and Chief Investment Officer for Equity
                                                              Investments of the Advisers. Prior to October 1998, Vice
                                                              President and Senior Portfolio Manager with AIM Capital
                                                              Management, Inc. Prior to February 1998, Senior Vice
                                                              President and Portfolio Manager of Van Kampen American
                                                              Capital Asset Management, Inc., Van Kampen American
                                                              Capital Investment Advisory Corp. and Van Kampen American
                                                              Capital Management, Inc.
Joseph J. McAlinden (59)      Chief Investment    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer             since 2002  Stanley Investment Advisors Inc., Morgan Stanley
New York, NY 10020                                            Investments LP and Director of Morgan Stanley Trust for 5
                                                              years.
A. Thomas Smith III (45)      Vice President and  Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of Americas       Secretary           since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
New York, NY 10020                                            Distributor, Investor Services and certain other
                                                              subsidiaries of Van Kampen Investments. Managing Director
                                                              and General Counsel-Mutual Funds of Morgan Stanley
                                                              Investment Advisors, Inc. Vice President or Principal
                                                              Legal Officer and Secretary of funds in the Fund Complex.
                                                              Prior to July 2001, Managing Director, General Counsel,
                                                              Secretary and Director of Van Kampen Investments, the
                                                              Advisers, the Distributor, Investor Services, and certain
                                                              other subsidiaries of Van Kampen Investments. Prior to
                                                              December 2000, Executive Vice President, General Counsel,
                                                              Secretary and Director of Van Kampen Investments, the
                                                              Advisers, Van Kampen Advisors Inc., the Distributor,
                                                              Investor Services and certain other subsidiaries of Van
                                                              Kampen Investments. Prior to January 1999, Vice President
                                                              and Associate General Counsel to New York Life Insurance
                                                              Company ("New York Life"), and prior to March 1997,
                                                              Associate General Counsel of New York Life. Prior to
                                                              December 1993, Assistant General Counsel of The Dreyfus
                                                              Corporation. Prior to August 1991, Senior Associate,
                                                              Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                              Attorney at the Securities and Exchange Commission,
                                                              Division of Investment Management, Office of Chief
                                                              Counsel.
John R. Reynoldson (49)       Vice President      Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                  since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                    July 2001, Principal and Co-head of the Fixed Income
                                                              Department of the Advisers and Van Kampen Advisors Inc.
                                                              Prior to December 2000, Senior Vice President of the
                                                              Advisers and Van Kampen Advisors Inc. Prior to May 2000,
                                                              he managed the investment grade taxable group for the
                                                              Advisers since July 1999. From July 1988 to June 1999, he
                                                              managed the government securities bond group for Asset
                                                              Management. Mr. Reynoldson has been with Asset Management
                                                              since April 1987.
John L. Sullivan (47)         Vice President,     Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Chief Financial     since 1996  and Van Kampen Advisors Inc. Vice President, Chief
Oakbrook Terrace, IL 60181    Officer and                     Financial Officer and Treasurer of funds in the Fund
                              Treasurer                       Complex. Head of Fund Accounting for Morgan Stanley
                                                              Investment Management.
John H. Zimmermann, III (44)  Vice President      Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                       since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                           Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                         Prior to December 2000, President of Van Kampen Insurance
                                                              Agency of Illinois Inc., and Senior Vice President and
                                                              Director of Van Kampen Investments. From November 1992 to
                                                              December 1997, Mr. Zimmermann was Senior Vice President of
                                                              the Distributor.

  As of the date of this Statement of Additional Information, each Trustee serves as a trustee or managing general partner of the same 37 operating investment companies in the Fund Complex (the "Closed-End Fund Complex"). The compensation of Trustees and executive officers that are affiliated persons (as defined in the 1940 Act) of Advisory Corp., Asset Management, or Van Kampen Investments is paid by the respective entity. The funds in the Closed-End Fund Complex, including the Funds, pay the non-affiliated Trustees an annual retainer and meeting fees, plus expenses incurred in connection with such meeting. Funds in the Closed-End Fund Complex pay an annual Closed-End Fund Complex retainer in an amount equal to the product of $2,500 multiplied by the number of funds in the Closed-End Fund Complex, which retainer is then allocated among the funds in the Closed-End Fund Complex based on the relative net assets of such funds, and meeting fees of $250 per meeting per fund, plus reimbursement of expenses incurred in connection with such meeting.

  Each fund in the Closed-End Fund Complex (except the Van Kampen Exchange Fund) provides a deferred compensation plan to its non-affiliated Trustees that allows such trustees to defer receipt of compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Closed-End Fund Complex as more fully described below. Each fund in the Closed-End Fund Complex (except the Van Kampen Exchange Fund) also provides a retirement plan to its non-affiliated Trustees that provides non-affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.

  Each non-affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such non-affiliated Trustee until retirement. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to the return on the common shares of such fund or other funds in the Closed-End Fund Complex as selected by the respective non-affiliated Trustee, with the same economic effect as if such non-affiliated Trustee had invested in one or more funds in the Closed-End Fund Complex, including the Funds. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the non-affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the respective Fund.

  Each Fund has adopted a retirement plan. Under the retirement plan, a non-affiliated Trustee who is receiving trustee's compensation from a Fund prior to such non-affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) for such Fund and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such Trustee's retirement from such Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from a Fund.

  Additional information regarding compensation and benefits for Trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Fund's most recently completed fiscal year end in 2001 or the Closed-End Fund Complex's most recently completed calendar year ended December 31, 2001.

                               COMPENSATION TABLE

                                                                  CLOSED-END FUND COMPLEX
                                               --------------------------------------------------------------
                                 AGGREGATE     ESTIMATED AGGREGATE
                               COMPENSATION        PENSION OR                              TOTAL COMPENSATION
                                  BEFORE       RETIREMENT BENEFITS   ESTIMATED AGGREGATE    BEFORE DEFERRAL
                               DEFERRAL FROM     ACCRUED AS PART       ANNUAL BENEFITS      FROM CLOSED-END
           NAME(1)              THE FUND(2)      OF EXPENSES(3)      UPON RETIREMENT(4)     FUND COMPLEX(5)
           -------             -------------   -------------------   -------------------   ------------------
David C. Arch................     $26,627            $13,789               $90,000              $152,000
Rod Dammeyer.................      26,627             25,218                90,000               152,250
Howard J Kerr................      26,627             49,429                89,000               152,250
Theodore A. Myers............      26,627             91,890                85,000               152,250
Hugo F. Sonnenschein.........      26,627             25,614                90,000               152,250
Wayne W. Whalen..............      26,627             28,723                90,000               152,250

---------------
(1) Mr. Powers is an affiliated persons of the Advisers and Van Kampen Investments, and does not receive compensation or retirement benefits from the Funds.

(2) The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year ended July 31, 2002. The following trustees deferred compensation from the Fund during the fiscal year ended July 31, 2002: Mr. Dammeyer, $26,627, Mr. Sonnenschein, $26,627, and Mr. Whalen, $26,627. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Closed-End Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustees had invested in one or more funds in the Closed-End Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee, including former trustees, from the Fund as of the Fund's fiscal year ended July 31, 2002 is as follows: Mr. Dammeyer, $183,117, Mr. Kerr, $46,513, Mr. Sonnenschein, $185,836, and Mr. Whalen, $183,571. The deferred compensation plan is described above the Compensation Table.

(3) The amounts shown in this column represent the sum of the estimated pension or retirement benefit accruals expected to be accrued by the operating funds in the Closed-End Fund Complex for their respective fiscal years ended in 2001. The retirement plan is described above the compensation table.

(4) For each trustee, the amounts shown in this column represent the sum of the estimated annual benefits upon retirement payable per year by the current operating funds in the Closed-End Fund Complex for each year of the 10-year period commencing in the year of such Trustee's anticipated retirement. Each Fund is expected to pay benefits of $2,500 per year for each of the 10-year period commencing in the year of such trustee's retirement to those Trustees who retire at or over the age of 60 and with at least ten years of service to each Fund. The retirement plan is described above the compensation table.

(5) The amounts shown in this column are accumulated from the aggregate compensation of the 37 operating investment companies in the Closed-End Fund Complex for the calendar year ended December 31, 2001 before deferral by the Trustees under the deferred compensation plan. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the Common Shares of the Fund or the common shares of other funds in the Closed-End Fund Complex as selected by the respective trustee. To the extent permitted by the 1940 Act, the respective fund may invest in securities of the funds selected by the Trustees in order to match the deferred compensation obligation. The Advisers or their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Whalen and Powers, the Trustees are not trustees of such other investment companies. Combining the Closed-End Fund Complex with other investment companies advised by the Advisers or their affiliates, Mr. Whalen earned Total Compensation of $276,650 for the year ended December 31, 2001.

  During the Fund's last fiscal year, the Board of Trustees had two standing committees (an audit committee, and a retirement plan committee) and one ad hoc committee (a nominating committee). The Fund's audit committee consists of Messrs. Arch, Dammeyer, Kerr, Myers and Sonnenschein. The audit committee makes recommendations to the Board of Trustees concerning the selection of the Fund's independent public accountants, reviews with such accountants the scope and results of the Fund's annual audit and considers any comments which the accountants may have regarding the Fund's financial statements, books of account or internal controls. The Board's retirement plan committee consists of Messrs. Arch, Dammeyer and Sonnenschein. The retirement plan committee is responsible for reviewing the terms of the Fund's retirement plan and reviews any administrative matters which arise with respect thereto. During the Fund's last fiscal year, the audit committee of the Board held 2 meetings. The retirement plan committee of the Board does not meet on a regular basis, but does meet on an ad hoc basis as necessary to administer the retirement plan. The trustees of the Fund who are not "interested persons" of the Fund (as defined by the 1940
Act) (referred to herein as "Independent Trustees" or "Non-Interested Trustees") select and nominate any other non-interested trustees of the Fund. While the non-interested trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Board of Trustees as they deem appropriate, they will review nominations from shareholders to fill any vacancies. Nominations from shareholders should be in writing and addressed to the non-interested trustees at the Fund's office.

  In addition to deferred compensation balances as described in the Compensation Table, as of December 31, 2001, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Fund beneficially owned equity securities of the Fund and of all of the funds in the Closed-End Fund Complex overseen by the trustee in the dollar range amounts specified below.

                2001 TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES

INDEPENDENT TRUSTEES

                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                         DOLLAR RANGE OF        SECURITIES IN ALL REGISTERED INVESTMENT
                        EQUITY SECURITIES         COMPANIES OVERSEEN BY TRUSTEE IN THE
NAME OF TRUSTEE            IN THE FUND                  CLOSED-END FUND COMPLEX
---------------         -----------------       ---------------------------------------
David C. Arch                 none                         $50,001 - $100,000
Rod Dammeyer                  none                           over $100,000
Howard J Kerr                 none                            $1 - $10,000
Theodore A. Myers             none                           over $100,000
Hugo F. Sonnenschein          none                         $10,001 - $50,000

INTERESTED TRUSTEES

                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                         DOLLAR RANGE OF        SECURITIES IN ALL REGISTERED INVESTMENT
                        EQUITY SECURITIES         COMPANIES OVERSEEN BY TRUSTEE IN THE
NAME OF TRUSTEE            IN THE FUND                  CLOSED-END FUND COMPLEX
---------------         -----------------       ---------------------------------------
Richard F. Powers, III        none                            $1 - $10,000
Wayne W. Whalen         $10,001 - $50,000                    over $100,000

  As of November 5, 2002, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

  The Fund, the Adviser and the Distributor have adopted Codes of Ethics (collectively, the "Code of Ethics") that set forth general and specific standards relating to the securities trading activities of their employees. The Code of Ethics does not prohibit employees from acquiring securities that may be purchased or held by the Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Fund or other Van Kampen funds, or that such employees take unfair advantage of their relationship with the Fund. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of the Fund or other Van Kampen funds or who otherwise are involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             PORTFOLIO TRANSACTIONS

  With respect to interests in Senior Loans, the Fund generally will engage in privately negotiated transactions for purchase or sale in which the Adviser will negotiate on behalf of the Fund, although a more developed market may exist for certain Senior Loans. The Fund may be required to pay fees, or forgo a portion of interest and any fees payable to the Fund, to the Lender selling Participations or Assignments to the Fund. The Adviser will determine the Lenders from whom the Fund will purchase Assignments and Participations by considering their professional ability, level of service, relationship with the Borrower, financial condition, credit standards and quality of management. The illiquidity of many Senior Loans may restrict the ability of the Adviser to locate in a timely manner persons willing to purchase the Fund's interests in Senior Loans at a fair price should the Fund desire to sell such interests. See "Special Risk Considerations" in the Prospectus. Affiliates of the Adviser may participate in the primary and secondary market for Senior Loans. Because of certain limitations imposed by the 1940 Act, this may restrict the Fund's ability to acquire some Senior Loans. The Adviser does not believe that this will have a material effect on the Fund's ability to acquire Senior Loans consistent with its investment policies.

  With respect to investments other than in Senior Loans, the Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits so obtained are available for all clients of the Adviser. Because statistical and other research information only supplements the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce materially its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration the fact that certain firms have sold Shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Adviser and may select firms that are affiliated with the Fund, the Adviser, the Distributor or Van Kampen Investments. The Fund paid brokerage fees of $0 for each of the fiscal years ended July 31, 2000, 2001 and 2002.

  If it is believed to be in the best interest of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of services described above, even if the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if the Adviser did not consider the broker's furnishing of such services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

  If purchases or sales of financial instruments for the Fund and for one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such financial instruments will be allocated among the several investment companies and clients, in a manner deemed equitable by the Adviser, to each such investment company or client, taking into account their respective sizes and the aggregate amount of financial instruments to be purchased or sold. In this regard allocations of Senior Loans by the Adviser will be made taking into account a variety of factors, including the assets of such clients then available for investment in Senior Loans, such clients' relative net asset value and such clients' investment objectives, policies and limitations. Although in some cases this procedure could have a detrimental effect on the price paid by the Fund for the financial instrument or the volume of the financial instrument purchased by the Fund, the ability to participate in volume transactions and to negotiate lower commissions, fees and expenses possibly could benefit the Fund.

  Although the Adviser will be responsible for the management of the Fund's portfolio, the policies and practices in this regard must be consistent with the foregoing and will be subject at all times to review by the Trustees of the Fund. The Fund anticipates that the annual portfolio turnover rate will not exceed 100%.

  The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act, which requires that the commissions paid to affiliates of the Fund, or to affiliates of such persons, be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar financial instruments during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After review of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commissions given to brokers that are affiliated with the Fund.

                             MANAGEMENT OF THE FUND

THE ADVISER

  The Adviser was incorporated as a Delaware corporation in 1982. The Adviser is a wholly-owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly-owned subsidiary of Morgan Stanley. The Adviser's principal office is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

  Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $65 billion under management or supervision as of September 30, 2002. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by financial advisers nationwide.

  Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

INVESTMENT ADVISORY AGREEMENT

  The investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund was approved by the shareholders of the Fund at a shareholders meeting held on May 25, 1997. The Advisory Agreement continues from year to year, unless earlier terminated as described below, if approved annually
(a) by the Trustees of the Fund or by a majority of the Fund's Shares and (b) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party, in compliance with the requirements of the 1940 Act. The Advisory Agreement may be terminated without penalty upon 60 days written notice by either party (in the case of the Fund, such termination may be effected by the Board of Trustees or by a majority of the Shares) and will automatically terminate in the event of assignment. The Adviser may in its sole discretion from time to time waive all or a portion of the advisory fee or reimburse the Fund for all or a portion of its other expenses.

  In approving the Advisory Agreement, the Board of Trustees, including the non-interested Trustees, considered the nature, quality and scope of the services provided by the Adviser, the performance, fees and expenses of the Fund compared to other similar investment companies, the Adviser's expenses in providing the services and the profitability of the Adviser and its affiliated companies. The Board of Trustees also reviewed

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the benefit to the Adviser of receiving third party research paid for by Fund assets and the propriety of such an arrangement and evaluated other benefits the Adviser derives from its relationship with the Fund. The Board of Trustees considered the extent to which any economies of scale experienced by the Adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies at different asset levels, and considered the trends in the industry versus historical and projected sales and redemptions of the Fund. The Board of Trustees reviewed reports from third parties about the foregoing factors and considered changes, if any, in such items since its previous approval. The Board of Trustees discussed the financial strength of the Adviser and its affiliated companies and the capability of the personnel of the Adviser. The Board of Trustees reviewed the statutory and regulatory requirements for approval of advisory agreements. The Board of Trustees, including the non-interested Trustees, evaluated all of the foregoing and determined, in the exercise of its business judgment, that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

  The investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of financial institutions through whom the Fund's portfolio transactions are executed. The Adviser also furnishes necessary facilities and equipment, and permits its officers and employees to serve without compensation as trustees and officers of the Fund if duly elected to such positions. For the fiscal years ended July 31, 2000, 2001 and 2002, the Fund recognized investment advisory fees pursuant to the Advisory Agreement of $69,830,499, $49,501,572 and $31,669,900, respectively.

  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

  The Trustees are responsible for the overall management and supervision of the Fund's affairs. The Adviser's activities are subject to the review and supervision of the Trustees to whom the Adviser renders periodic reports of the Fund's investment activities.

LITIGATION INVOLVING THE ADVISER

  On September 28, 2001 and October 11, 2001, separate complaints seeking an unspecified amount of damages were filed in the United States District Court for the Northern District of Illinois each by a shareholder of the Fund against the Fund, the Adviser, the Distributor and certain trustees and officers of the Fund. The respective complaints, framed as class actions, allege misstatements and omissions in the Fund's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was certified on or about August 26, 2002. The consolidated action is entitled Abrams et al. v. Van Kampen Funds, Inc., et al., No. 01 C 7538 (N.D. Ill., Hart J.). The Adviser does not believe such litigation will have a material adverse affect on the Fund or the Adviser's ability to render services to the Fund.

THE ADMINISTRATOR

  The Distributor, an affiliate of the Adviser, serves as the Fund's administrator (in such capacity, the "Administrator"). For the fiscal years ended July 31, 2000, 2001 and 2002, the Fund recognized administrative fees pursuant to the Administration Agreement of $18,860,527, $13,194,944 and $8,334,400, respectively.

  The Fund pays all other expenses incurred in the operation of the Fund including, but not limited to, direct charges relating to the purchase and sale of financial instruments in its portfolio, interest charges, fees and expenses of legal counsel and independent auditors, taxes and governmental fees, cost of share certificates, expenses (including clerical expenses) of issuance, sale or repurchase of any of the Fund's portfolio holdings, expenses in connection with the Fund's dividend reinvestments, membership fees in trade associations, expenses of registering and qualifying the Shares of the Fund for sale under federal and state securities laws, expenses of printing and distributing reports, notices and proxy materials to existing holders of Shares, expenses of filing reports and other documents filed with governmental agencies, expenses of annual and special meetings of holders of Shares, fees and disbursements of the transfer agents, custodians and sub-custodians, expenses of disbursing dividends and distributions, fees, expenses and out-of-pocket costs of Trustees of the Fund who are not affiliated with the Adviser, insurance premiums, indemnification and other expenses not expressly provided for in the Advisory Agreement or the Administration Agreement and any extraordinary expenses of a nonrecurring nature.

OTHER AGREEMENTS

  LEGAL SERVICES AGREEMENT. The Fund and certain other funds advised by the Adviser or its affiliates have entered into a Legal Services Agreements pursuant to which Van Kampen Investments provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the funds for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel necessary to render the legal services. Of the total costs for legal services provided to funds advised by the Adviser or its affiliates, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records. For the fiscal years ended July 31, 2000, 2001, and 2002, the Fund recognized legal fees pursuant to the Legal Services Agreement of approximately $86,600, $116,700, and $63,400, respectively.

                           DIVIDEND REINVESTMENT PLAN

  The Fund offers a Dividend Reinvestment Plan (the "Plan"). Under the Plan, Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in additional Shares. Unless you elect to participate in the Plan, you will receive distributions in cash.

  State Street Bank and Trust Company, as plan agent (the "Plan Agent"), serves as agent for Shareholders in administering the Plan. Participants in the Plan will receive Shares valued on the valuation date, at net asset value. The valuation date will be the dividend or distribution payment date or, if that date is not a business day, the next preceding business day.

  The Plan Agent maintains each Shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by Shareholders for personal and tax records. Shares will be held by the Plan Agent in non-certificated form in the name of the participant, and each Shareholder's proxy will include those Shares purchased pursuant to the Plan. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund.

  In the case of Shareholders, such as banks, brokers or nominees, which hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholders as representing the total amount registered in the record Shareholder's name and held for the account of beneficial owners who are participating in the Plan.

  The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

  Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Shareholders of the Fund.

  All registered Shareholders (other than brokers or nominees) will be mailed information regarding the Plan, including a form with which they may elect to participate in the Plan. Shareholders who intend to hold their Shares through a broker or nominee should contact such person to confirm that they may participate in the Plan and to determine the effect, if any, that a transfer of the account by the shareholder to another broker or nominee will have on continued participation in the Plan. A Shareholder may withdraw from the Plan at any time by contacting the Plan Agent at the address or telephone number set forth below. There is no penalty for non-participation in or withdrawal from the Plan, and Shareholders who have previously withdrawn from the Plan may rejoin it at any time. Changes in elections should be directed to the Plan Agent and should include the name of the Fund and the Shareholder's name and address as registered. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a Shareholder to take all subsequent dividends and distributions in cash. Elections will only be effective for dividends and distributions declared after, and with a record date of at least ten days after, such elections are received by the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided above, certificates for whole Shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a Share credited to such account. All correspondence concerning the dividend reinvestment plan should be directed to the State Street Bank and Trust Company, as Plan Agent, c/o Van Kampen Investor Services Inc., P.O. Box 218256, Kansas City, MO 64121-8256. Please call (800) 341-2911 between the hours of 7:00 a.m. and 7:00 p.m. Central Time if you have questions regarding the Plan.

                                NET ASSET VALUE

  The net asset value per share of the Fund's Shares is determined by calculating the total value of the Fund's assets, deducting its total liabilities, and dividing the result by the number of Shares outstanding. The net asset value will be computed on each business day as of 5:00 p.m. Eastern time. The Fund reserves the right to calculate the net asset value more frequently if deemed desirable.

  Senior Loans will be valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans and securities for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes and all other Senior Loans, securities and assets of the Fund are valued at fair value in good faith following procedures established by the Board of Trustees. Subject to criteria established by the Fund's Board of Trustees about the availability and reliability of market indicators obtained from independent pricing sources approved by the Board, certain Senior Loans will be valued on the basis of such indicators. Other Senior Loans will be valued by independent pricing sources approved by the Fund's Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by the Adviser by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loan interests. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loan interests in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and by the Fund's Trustees. To the extent that an active secondary trading market in Senior Loan interests develops to a reliable degree, the Fund may rely to an increasing extent on market prices and quotations in valuing Senior Loan interests in the Fund's portfolio. The Fund and Trustees will continue to monitor developments in the Senior Loan market and will make modifications to the current valuation methodology as deemed appropriate.

  It is expected that the Fund's net asset value will fluctuate as a function of interest rate and credit factors. Because of the short-term, adjustable rate nature of such instruments held by the Fund, however, the Fund's net asset value is expected to fluctuate less in response to changes in interest rates than the net asset values of investment companies with portfolios consisting primarily of traditional longer-term, fixed-income securities. In light of the senior nature of Senior Loan interests that may be included in the Fund's portfolio and taking into account the Fund's access to non-public information with respect to Borrowers relating to such Senior Loan interests, the Fund does not currently believe that consideration on a systematic basis of ratings provided by any nationally recognized statistical rating organization or price fluctuations with respect to long- or short-term debt of such Borrowers subordinate to the Senior Loans of such Borrowers is necessary for a determination of the value of such Senior Loan interests. Accordingly, the Fund generally will not systematically consider (but may consider in certain instances) and, in any event, will not rely upon such ratings or price fluctuations in determining the value of Senior Loan interests in the Fund's portfolio.

  Securities other than Senior Loans held in the Fund's portfolio (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation.

  Short-term obligations held by the Fund that mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

                                    TAXATION

FEDERAL INCOME TAXATION

  The Fund has elected and qualified, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets.

  If the Fund so qualifies and distributes each year to its Shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to Shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to Shareholders. As a Massachusetts business trust, the Fund will not be subject to any excise or income taxes in Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.

  To avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Shareholders) and all distributions out of the Fund's earnings and profits would be taxed to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

  Some of the Fund's investment practices are subject to special provisions of the Code that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited) and/or (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to Shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year to maintain its qualification as a regulated investment company and to avoid income and excise taxes. To generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

  Income from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Such taxes will not be deductible or creditable by shareholders. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions of the Fund's investment company taxable income are taxable to Shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional Shares. Distributions of the Fund's net capital gains as capital gain dividends, if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by such Shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a Shareholder's Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such Shareholder (assuming such Shares are held as a capital asset). For a summary of the maximum tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates" below. Distributions from the Fund generally will not be eligible for the corporate dividends received deduction. The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  Shareholders receiving distributions in the form of additional Shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the Shares received, determined as of the distribution date. The basis of such Shares will be equal to their fair market value on the distribution date.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to Shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the Shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, Shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

SALE OF SHARES

  The sale of Shares (including transfers in connection with a redemption or repurchase of Shares) may be a taxable transaction for federal income tax purposes. Except as discussed below, selling Shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Shares sold and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. For a summary of the maximum tax rates applicable to capital gains, see "Capital Gains Rates" below. It is possible, although the Fund believes it is unlikely, that, in connection with a tender offer, distributions to tendering Shareholders may be subject to tax as ordinary income (rather than gain or loss), which in turn may result in deemed distributions being subject to tax as ordinary income for non-tendering Shareholders. The federal income tax consequences of the repurchase of Shares pursuant to a tender offer will be disclosed in the related offering documents. Any loss recognized upon a taxable disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

CAPITAL GAINS RATES

  The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers investing in the Fund is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less or
(ii) 20% for capital assets held for more than one year. The maximum long-term capital gains rate for corporations is 35%.

WITHHOLDING ON PAYMENTS TO NON-U.S. SHAREHOLDERS

  For purposes of this and the following paragraphs, a "Non-U.S. Shareholder" shall include any shareholder who is not

  - an individual who is a citizen or resident of the United States;

  - a corporation or partnership created or organized under the laws of the United States or any state or political subdivision thereof;

  - an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

  - a trust that (i) is subject to the primary supervision of a U.S. court and which has one or more U.S. fiduciaries who have the authority to control all substantial decisions of the trust, or (ii) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

  A Non-U.S. Shareholder generally will be subject to withholding of U.S. federal income tax at a 30% rate (or lower applicable treaty rate), rather than backup withholding (discussed below), on dividends from the Fund (other than capital gain dividends) that are not "effectively connected" with a U.S. trade or business carried on by such shareholder if such shareholder furnishes to the Fund a properly completed Internal Revenue Service ("IRS") Form W-8BEN certifying the shareholder's non-United States status.

  Non-effectively connected capital gain dividends and gains realized from the sale of Shares will not be subject to U.S. federal income tax in the case of (i) a Non-U.S. Shareholder that is a corporation and (ii) an individual Non-U.S. Shareholder who is not present in the United States for more than 182 days during the taxable year (assuming that certain other conditions are met). However, certain Non-U.S. Shareholders may nonetheless be subject to backup withholding and information reporting on capital gain dividends and gross proceeds paid to them upon the sale of their Shares. See "Backup Withholding" and "Information Reporting" below.

  If income from the Fund or gains realized from the sale of Shares are effectively connected with a Non-U.S. Shareholder's U.S. trade or business, then such amounts will not be subject to the 30% withholding described above, but rather will be subject to U.S. federal income tax on a net basis at the tax rates applicable to U.S. citizens or domestic corporations. To establish that income from the Fund or gains realized from the sale of Shares are effectively connected with a U.S. trade or business, a Non-U.S. Shareholder must provide the Fund with a properly completed IRS Form W-8ECI certifying that such amounts are effectively connected with the Non-U.S. Shareholder's U.S. trade or business. Non-U.S. Shareholders that are corporations may also be subject to an additional "branch profits tax" with respect to income from the Fund that is effectively connected with a U.S. trade or business.

  The tax consequences to a Non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. To claim tax treaty benefits, Non-U.S. Shareholders will be required to provide the Fund with a properly completed IRS Form W-8BEN certifying their entitlement thereto. In addition, in certain cases where payments are made to a Non-U.S. Shareholder that is a partnership or other pass-through entity, both the entity and the persons holding an interest in the entity will need to provide certification. For example, an individual Non-U.S. Shareholder who holds Shares in the Fund through a non-U.S. partnership must provide an IRS Form W-8BEN to claim the benefits of an applicable tax treaty. Non-U.S. Shareholders are advised to consult their advisers with respect to the tax implications of purchasing, holding and disposing of Shares of the Fund.

BACKUP WITHHOLDING

  The Fund may be required to withhold federal income tax ("backup withholding") from dividends and proceeds from the sale of Shares paid to non-corporate Shareholders. This tax may be withheld from dividends paid to a shareholder (other than a Non-U.S. Shareholder) if (i) the Shareholder fails to properly furnish the Fund with its correct taxpayer identification number, (ii) the IRS notifies the Fund that the Shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that taxpayer identification number provided is correct, that the shareholder is not subject to backup withholding and that the shareholder is a U.S. person (as defined for U.S. federal income tax purposes). Redemption proceeds may be subject to backup withholding under the circumstances described in (i) above.

  Generally, dividends paid to Non-U.S. Shareholders that are subject to the 30% federal income tax withholding described above under "Withholding on Payments to Non-U.S. Shareholders" are not subject to backup withholding. To avoid backup withholding on capital gain dividends and proceeds from the sale of Shares, Non-U.S. Shareholders must provide a properly completed IRS Form W-8BEN certifying their non-United States status.

  Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a Shareholder may be refunded or credited against such Shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

INFORMATION REPORTING

  The Fund must report annually to the IRS and to each Shareholder the amount of dividends, capital gain dividends or proceeds from the sale of Shares paid to such Shareholder and the amount, if any, of tax withheld pursuant to backup withholding rules with respect to such amounts. In the case of a Non-U.S. Shareholder, the Fund must report to the IRS and such Non-U.S. Shareholder the amount of dividends, capital gain dividends or proceeds from the sale of Shares paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld with respect to such amounts. This information may also be made available to the tax authorities in the Non-U.S. Shareholder's country of residence.

GENERAL

  The federal income tax discussion set forth above is for general information only. Shareholders and prospective investors should consult their advisers regarding the specific federal tax consequences of purchasing, holding and disposing of Shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

                              REPURCHASE OF SHARES

  The Fund may from time to time enter into one or more credit agreements to provide the Fund with additional liquidity to meet its obligations to purchase Common Shares pursuant to any tender offer it may make. The Fund has entered into a Fifth Amendment and Restatement of Credit Agreement dated as of November 8, 2002 (the "Credit Agreement"), among the Fund and Van Kampen Senior Floating Rate Fund (the "Co-Borrower") as borrowers, the banks party thereto (the "Financial Institutions"), and Bank of America, N.A. ("BofA"), as agent, pursuant to which the Financial Institutions have committed to provide a credit facility of up to $400,000,000 to the Fund and the Co-Borrower, which is not secured by the assets of the Fund or Co-Borrower or other collateral. The proceeds of any amounts borrowed under the Credit Agreement may be used to provide the Fund with additional liquidity to meet its obligations to purchase

Common Shares pursuant to any tender offer that it may make. The Credit Agreement has terms and conditions substantially similar to the following:

  a. Each of the Fund and the Co-Borrower is entitled to borrow money ("Loans") from the Financial Institutions in amounts which in the aggregate do not exceed the amount of the Credit Facility Commitment, provided that the aggregate amount of Loans to the Fund or the Co-Borrower on an individual basis cannot exceed twenty-five percent (25%) of the net asset value of the Fund or Co-Borrower, as the case may be (defined as total assets minus total liabilities minus assets subject to liens).

  b. Loans made under the Credit Agreement, if any, will bear interest daily at the option of the Fund or Co-Borrower, as applicable, (i) at a rate per annum equal to the federal funds rate from time to time plus 0.50%, or (ii) at a rate per annum equal to a reserve-adjusted interbank offered rate offered by BofA's Grand Cayman Branch ("IBOR") plus 0.50% per annum. Each of the Fund and Co-Borrower will bear the expenses of any borrowings attributable to it under the Credit Agreement. Such interest will be due, in arrears, on the outstanding principal amount of each Loan (i) as to any federal funds rate Loan on the last business day of each calendar quarter and (ii) as to any offshore rate Loan, from one (1) day to sixty (60) days from the date of the Loan, as selected by the Fund or Co-Borrower, as applicable, in advance. Interest on the outstanding principal of the Loans will also be due on the date of any prepayment of any offshore rate Loan and on demand during the existence of an event of default under the Credit Agreement payable by the borrower subject to such event of default. Overdue payments of principal and interest will bear interest, payable upon demand, at a penalty rate. No Loan shall be outstanding for a period of more than sixty (60) days, and there shall be no more than three Interest Periods as defined in the Credit Agreement in effect.

  c. The Fund paid arrangement fees and expenses to BofA or its affiliates on the date the Credit Agreement was executed. In addition, during the term of the Credit Agreement, the Fund is obligated to pay its pro rata share (based on the relative net assets of the Fund and Co-Borrower) of a commitment fee computed at the rate of 0.11% per annum on the average daily unused amount of the facility.

  d. The principal amount of any Loan made under the Credit Agreement, if any, is required to be paid sixty (60) days from the date of the Loan. Each of the Fund and Co-Borrower is entitled to prepay a Loan made to it in multiples of $1,000,000, provided that the Fund or Co-Borrower, as applicable, gives sufficient notices of prepayment. On the Commitment Termination Date (as defined below), all outstanding principal and accrued interest under the Credit Agreement will be due and payable in full.

  e. The Credit Agreement provides for BofA to elect to make swingline loans to each Borrower in amounts which in the aggregate do not exceed $25,000,000, provided that the aggregate amount of such swingline loans to the Fund or the Co-Borrower on an individual basis cannot exceed the lesser of (a) BofA's commitment under the Credit Agreement, (b) the combined commitment of all Financial Institutions under the Credit Agreement or (c) twenty-five percent (25%) of the net asset value of the Fund or Co-Borrower, as the case may be. Such swingline loans are due no later than the seventh business day following the day the swingline loan was made, bear interest at a rate per annum equal to the federal funds rate from time to time plus 0.50% due upon the repayment of such loan and, if unpaid when due or the Borrower otherwise elects, may convert to a traditional federal funds rate Loan under the Credit Agreement funded by BofA and all of the other Financial Institutions in accordance with the Credit Agreement's commitment schedule.

  f. The drawdown of the initial Loan or swingline loan, if any, under the Credit Agreement is subject to certain conditions, including, among other things, the Fund and Co-Borrower, as applicable, executing and delivering a promissory note made payable to the order of each Financial Institution, in the form attached to the Credit Agreement (the "Promissory Notes").

     The drawdown of each Loan or swingline loan, if any, is further conditioned upon the satisfaction of additional conditions, including, without limitation, (i) the providing of notice with respect to the Loan; (ii) the asset coverage ratio for the applicable borrower being at least 4 to 1;
     (iii) there being no default or event of default in existence with respect to the applicable borrower; (iv) the representations and warranties with respect to the applicable borrower made in the Credit Agreement continuing to be true; and (v) there being no Loans outstanding with respect to the applicable borrower for more than sixty (60) days on the day preceding the proposed borrowing.

  g. The Credit Agreement contains various affirmative and negative covenants of the Fund and Co-Borrower, including, without limitation, obligations: (i) to provide periodic financial information; (ii) with limited exceptions, to not consolidate with or merge into any other entity or have any other entity merge into it and to not sell all or any substantial part of its assets; (iii) to continue to engage in its current type of business and to maintain its existence as a business trust; (iv) to comply with applicable laws, rules and regulations; (v) to maintain insurance on its property and business; (vi) to limit the amount of its debt based upon 25% of the net asset value of the applicable borrower; and (vii) to not create any lien on any of its assets, with certain exceptions.

  h. The Credit Agreement also contains various events of default (with certain specified grace periods), including, without limitation: (i) failure to pay when due any amounts required to be paid to the Financial Institutions under the Credit Agreement or the Promissory Notes; (ii) any material misrepresentations in the Credit Agreement or documents delivered to the Financial Institutions; (iii) failure to observe or perform certain terms, covenants and agreements contained in the Credit Agreement, the Promissory Notes or other documents delivered to the Financial Institutions; (iv) failure to comply with the Fund's or Co-Borrower's, as applicable, fundamental investment policies or investment restrictions; (v) failure to comply by the Fund or Co-Borrower, as applicable, with all material provisions of the Investment Company Act of 1940; (vi) the voluntary or involuntary bankruptcy of the Fund or Co-Borrower, as applicable; (vii) the entry of judgments for the payment of money in excess of $5,000,000 in the aggregate which remains unsatisfied or unstayed for a period of 30 days; and (viii) a change in control of the Fund's or Co-Borrower's, as applicable, investment adviser.

  i. The credit facility provided pursuant to the Credit Agreement will terminate on November 7, 2003 (the "Commitment Termination Date"), unless extended or earlier terminated pursuant to the terms thereof, and all accrued interest and principal will be due thereon.

  Pursuant to guidelines applicable to the Fund and the Co-Borrower, any Loans to the Fund and Co-Borrower will be made on a first-come, first-serve basis. If, at any time, the demand for borrowings by the Fund and Co-Borrower exceeds amounts available under the Credit Agreement, such borrowing will be allocated on a fair and equitable basis, taking into consideration factors, including without limitation, relative net assets of the Fund and Co-Borrower, amounts requested by the Fund and Co-Borrower, and availability of other sources of cash to meet each parties needs.

  The Fund intends to repay any Loans under the Credit Agreement from proceeds from the pay-downs from the interests in Senior Loans and from proceeds from the sale of Common Shares.

  During the pendency of any tender offer by the Fund, the Fund will calculate daily the net asset value of the Shares and will establish procedures which will be specified in the tender offer documents, to enable Shareholders to ascertain readily such net asset value. Each offer will be made and Shareholders notified in accordance with the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, either by publication or mailing or both. Each offering document will contain such information as is prescribed by such laws and the rules and regulations promulgated thereunder.

  Tendered Shares that have been accepted and repurchased by the Fund will be held in treasury and may be retired by the Board of Trustees. Treasury Shares will be recorded and reported as an offset to Shareholders' equity and accordingly will reduce the Fund's total assets. If Treasury Shares are retired, Shares issued and outstanding and capital in excess of par value will be reduced accordingly.

  If the Fund must liquidate portfolio securities in order to repurchase Shares tendered, the Fund may realize gains and losses.

                              INDEPENDENT AUDITORS

  Independent auditors for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Deloitte & Touche LLP, located at Two Prudential Plaza, 180 North Stetson, Chicago, Illinois 60601-6710, to be the Fund's independent auditors.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Prime Rate Income Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Prime Rate Income Trust (the "Trust"), including the portfolio of investments, as of July 31, 2002, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to July 31, 2000 were audited by other auditors whose report, dated September 14, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the Trust's custodian, brokers, and selling or agent banks; where replies were not received, we performed alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Prime Rate Income Trust as of July 31, 2002, the results of its operations, cash flows, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

September 6, 2002

                BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

July 31, 2002
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.(1)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS  90.3%
            AEROSPACE/DEFENSE  1.9%
 $ 7,590    Aerostructures Corp.,
            Term Loan............... NR        BB-    12/31/03 to 09/06/04  $    7,544,605
   3,584    Alliant Techsystems,
            Inc., Term Loan......... Ba2       BB-    04/20/09                   3,621,127
   5,221    DeCrane Aircraft
            Holdings, Inc., Term
            Loan.................... B2        B+     09/30/05                   5,142,886
   4,169    DRS Technologies, Inc.,
            Term Loan............... Ba3       BB-    09/30/08                   4,199,764
   9,923    EG&G Technical Services,
            Inc., Term Loan......... B1        NR     08/20/07                   9,922,515
   6,251    Fairchild Corp., Term
            Loan.................... B1        B+     04/30/06                   6,157,344
     648    Integrated Defense
            Technologies, Inc., Term
            Loan.................... NR        NR     03/04/08                     650,806
   4,608    United Defense
            Industries, Inc., Term
            Loan.................... Ba3       BB-    08/13/09                   4,623,749
   5,772    Vought Aircraft
            Industries, Inc., Term
            Loan.................... NR        NR     12/31/06 to 06/30/08       5,794,534
                                                                            --------------
                                                                                47,657,330
                                                                            --------------
            AUTOMOTIVE  4.1%
   2,945    American Axle &
            Manufacturing Holdings,
            Inc., Term Loan......... Ba2       BB     04/30/06                   2,948,021
   7,233    Breed Technologies,
            Inc., Term
            Loan (a) (i)............ NR        NR     12/20/04                   6,835,609
   4,764    Citation Corp., Term
            Loan.................... NR        B+     12/01/07                   4,240,177
   5,800    Dura Operating Corp.,
            Term Loan............... Ba3       BB     12/31/08                   5,842,595
  51,102    Federal-Mogul Corp.,
            Term Loan (c)........... NR        NR     10/05/03 to 02/24/05      39,633,781

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            AUTOMOTIVE (CONTINUED)
 $ 2,996    Federal-Mogul Corp.,
            Revolving Credit
            Agreement (c)........... NR        NR     02/24/04              $    2,981,430
   9,342    Metalforming
            Technologies, Inc., Term
            Loan.................... NR        NR     06/30/06                   5,698,843
  14,625    MetoKote Corp., Term
            Loan.................... B1        B+     11/04/05                  13,747,500
     379    Oshkosh Truck Corp.,
            Term Loan............... NR        BB+    01/31/07                     381,929
  13,443    Safelite Glass Corp.,
            Term Loan............... NR        NR     09/30/07                  13,140,377
   2,494    Stoneridge, Inc., Term
            Loan.................... Ba3       BB-    04/30/08                   2,506,219
   7,828    ThermaSys Corp., Term
            Loan.................... NR        NR     08/25/07                   6,763,738
                                                                            --------------
                                                                               104,720,219
                                                                            --------------
            BANKING  0.4%
  10,080    Golden State Bancorp.,
            Term Loan............... NR        NR     12/20/02                  10,029,600
                                                                            --------------

            BEVERAGE, FOOD & TOBACCO  4.6%
  29,771    Agrilink Foods, Inc.,
            Term Loan............... B1        B+     09/30/04 to 09/30/05      29,748,285
  21,623    Aurora Foods, Inc., Term
            Loan.................... B2        B-     06/30/05 to 09/30/06      20,171,226
   5,205    B & G Foods, Inc., Term
            Loan.................... B1        B+     03/31/06                   5,202,960
     947    Cott Beverages, Inc.,
            Term Loan............... NR        BB     12/31/06                     952,076
  14,169    Dean Foods Co., Term
            Loan.................... Ba2       BB+    07/15/07 to 07/15/08      14,234,655
  12,411    Doane Pet Care Co., Term
            Loan.................... B1        B+     12/31/05 to 12/31/06      12,171,872
   1,401    Hartz Mountain Corp.,
            Term Loan............... NR        NR     12/31/07                   1,404,422
   2,253    Imperial Sugar Corp.,
            Term Loan............... NR        NR     12/31/04 to 12/31/06       1,791,310
   1,333    Interstate Brands Corp.,
            Term Loan............... Ba1       BBB-   07/19/07                   1,340,667

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 3,003    Land O' Lakes, Inc.,
            Term Loan............... Ba2       BBB-   10/10/08              $    2,796,449
   6,398    Mafco Worldwide Corp.,
            Term Loan............... NR        NR     03/31/06                   6,333,712
     499    Meow Mix Co., Term
            Loan.................... Ba3       NR     01/31/08                     502,491
   3,646    Merisant Co., Term
            Loan.................... Ba3       BB-    03/31/07                   3,675,733
   1,995    National Dairy Holdings,
            LP, Term Loan........... Ba2       BB+    04/29/09                   2,005,390
     829    New World Pasta Co.,
            Term Loan............... B1        B      01/28/06                     827,961
     960    New World Pasta Co.,
            Revolving Credit
            Agreement............... B1        B      01/28/05                     948,000
   7,000    Pinnacle Foods, Inc.,
            Term Loan............... Ba3       BB-    05/22/08                   7,070,000
   3,000    Southern Wine & Spirits
            of America, Inc., Term
            Loan.................... NR        NR     07/02/08                   3,015,939
   3,980    Weight Watchers
            International, Inc.,
            Term Loan............... Ba1       BB-    12/31/07                   4,009,850
                                                                            --------------
                                                                               118,202,998
                                                                            --------------
            BROADCASTING--CABLE  5.4%
   9,751    CC VIII Operating, LLC,
            Term Loan............... Ba3       BB+    02/02/08                   8,532,125
  75,417    Charter Communications
            Operating, LLC, Term
            Loan (j)................ Ba3       BBB-   09/18/07 to 03/18/08      65,809,529
  38,032    Falcon Cable
            Communications, LP, Term
            Loan.................... Ba3       NR     12/31/07                  34,608,718
  12,432    Frontiervision Operating
            Partners, LP, Term
            Loan (c)................ B2        D      09/30/05 to 03/31/06      10,413,368
   2,917    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (c).... B2        D      10/31/05                   2,424,603

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            BROADCASTING--CABLE (CONTINUED)
 $ 4,750    Insight Midwest
            Holdings, LLC, Term
            Loan.................... Ba3       BB+    06/30/09 to 12/31/09  $    4,521,043
   5,250    MCC Iowa, LLC, Term
            Loan.................... NR        NR     09/30/10                   5,087,250
  10,080    Olympus Cable Holdings,
            LLC, Term Loan (c)...... B2        D      09/30/10                   8,251,196
                                                                            --------------
                                                                               139,647,832
                                                                            --------------
            BROADCASTING--DIVERSIFIED  1.0%
   3,355    Clear Channel
            Communications, Inc.,
            Revolving Credit
            Agreement............... Baa3      BBB-   06/30/05                   3,270,725
   4,583    Hughes Electronics
            Corp., Term Loan........ Ba3       BB     12/05/02                   4,581,184
  14,626    Muzak Audio
            Communications, Inc.,
            Term Loan............... B2        B+     12/31/06                  14,065,537
   3,422    White Knight
            Broadcasting, Inc., Term
            Loan.................... NR        NR     03/31/03                   2,806,437
                                                                            --------------
                                                                                24,723,883
                                                                            --------------
            BROADCASTING--TELEVISION  0.3%
   2,000    Gray Communications
            Systems, Inc., Term
            Loan.................... Ba3       B+     09/30/09                   2,006,250
   6,549    Quorum Broadcasting,
            Inc., Term Loan......... NR        NR     12/31/04                   5,861,334
                                                                            --------------
                                                                                 7,867,584
                                                                            --------------
            BUILDINGS & REAL ESTATE  1.3%
  12,484    Builders FirstSource,
            Inc., Term Loan......... NR        BB-    12/30/05                  11,859,416
   9,280    Corrections Corp. of
            America, Term Loan...... B1        B+     05/31/06 to 03/31/08       9,351,536
   5,950    Macerich Co., Term
            Loan.................... NR        NR     01/26/03 to 07/26/05       5,950,000
   5,750    Ventas, Inc., Term
            Loan.................... NR        NR     04/17/07                   5,775,156
   1,131    Ventas, Inc., Revolving
            Credit Agreement........ NR        NR     04/17/05                   1,087,582
                                                                            --------------
                                                                                34,023,690
                                                                            --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            CHEMICALS, PLASTICS &
            RUBBER  3.8%
 $ 9,111    Cedar Chemicals Corp.,
            Term Loan (b) (c)....... NR        NR     10/03/03              $    2,277,738
   4,998    Foamex LP, Term Loan.... B2        BB-    06/30/05 to 06/30/06       5,001,290
   9,742    GenTek, Inc., Term
            Loan.................... Caa2      CCC    04/30/07 to 10/31/07       6,410,284
   4,596    GEO Specialty Chemicals,
            Inc., Term Loan......... B1        B+     12/31/07                   4,419,273
  16,459    Huntsman Corp., Term
            Loan.................... Caa2      NR     12/31/02 to 12/31/05      14,782,055
   9,467    Huntsman Corp.,
            Revolving Credit
            Agreement............... Caa2      NR     12/31/02                   8,188,667
  15,735    Huntsman ICI Chemicals,
            LLC, Term Loan.......... B2        B+     06/30/07 to 06/30/08      15,777,140
   4,290    Jet Plastica Industries,
            Inc., Term Loan......... NR        NR     12/31/03                   3,324,363
   1,000    Jet Plastica Industries,
            Inc., Revolving Credit
            Agreement............... NR        NR     12/31/02                     775,000
   4,553    Lyondell Chemical Co.,
            Term Loan............... Ba3       NR     05/17/06                   4,615,071
   5,000    Messer Griesheim, Term
            Loan.................... Ba3       BB     04/27/09 to 04/27/10       5,040,625
   5,827    Nutrasweet Acquisition
            Corp., Term Loan........ Ba3       NR     05/25/07 to 05/25/09       5,842,786
   5,970    OM Group, Inc., Term
            Loan.................... Ba3       BB     04/01/07                   5,984,647
   7,737    Texas Petrochemicals
            Corp., Term Loan........ B1        NR     12/31/02 to 06/30/04       7,734,206
   1,049    Texas Petrochemicals
            Corp., Revolving Credit
            Agreement............... B1        NR     12/30/02                   1,022,667
   4,802    TruSeal Technologies,
            Inc., Term Loan......... NR        NR     06/30/04                   4,721,047

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $ 9,992    United Plastics Group,
            Inc., Term Loan......... NR        NR     12/31/06              $    1,971,830
     411    West American Rubber
            Co., LLC, Term Loan..... NR        NR     11/09/03                     411,162
                                                                            --------------
                                                                                98,299,851
                                                                            --------------
            CONSTRUCTION MATERIAL  0.9%
   3,332    Brand Scaffold Services,
            Inc., Term Loan......... B1        NR     09/30/03                   3,307,347
   4,913    Dayton Superior Corp.,
            Term Loan............... Ba3       BB-    06/02/08                   4,909,742
   7,038    Flextek Components,
            Inc., Term
            Loan (b) (c)............ NR        NR     08/31/03                     126,690
   7,359    Magnatrax Corp., Term
            Loan.................... NR        NR     11/15/05                   6,389,768
   3,985    Werner Holding Co.,
            Inc., Term Loan......... Ba3       B+     11/30/04 to 11/30/05       3,960,865
   3,585    Wilmar Industries, Inc.,
            Term Loan............... NR        NR     09/29/05 to 09/29/07       3,518,156
                                                                            --------------
                                                                                22,212,568
                                                                            --------------
            CONTAINERS, PACKAGING & GLASS  4.0%
  13,751    Dr. Pepper/Seven Up
            Bottling Group, Inc.,
            Term Loan............... NR        NR     10/07/07                  13,835,190
   7,282    Fleming Packaging Corp.,
            Term Loan............... NR        NR     08/31/04                   6,335,050
  14,435    Graham Packaging Co.,
            Term Loan............... B2        B      01/31/06 to 01/31/07      14,381,906
   1,704    Impress Metal Packaging
            Holding B.V., Term
            Loan.................... NR        B      12/31/06                   1,695,169
   9,799    Kranson Industries,
            Inc., Term Loan......... NR        NR     12/31/06                   9,701,005
   4,913    LLS Corp., Term
            Loan (b) (c)............ NR        NR     07/31/06                   2,759,189
   4,889    Nexpak Corp., Term
            Loan.................... NR        NR     03/31/04                   4,253,042
  10,249    Owens-Illinois, Inc.,
            Term Loan............... NR        NR     03/31/04                  10,201,896
   6,288    Owens-Illinois, Inc.,
            Revolving Credit
            Agreement............... NR        NR     03/31/04                   6,130,019

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
 $ 4,791    Packaging Dynamics, Term
            Loan.................... NR        NR     11/20/05              $    4,719,405
   7,857    Pliant Corp., Term
            Loan.................... B2        B+     05/31/08                   7,887,589
   1,000    Riverwood International
            Corp., Term Loan........ B1        B      03/31/07                   1,003,594
   1,667    Silgan Holdings, Inc.,
            Term Loan............... Ba2       BB-    11/30/08                   1,667,708
   5,000    Stone Container Corp.,
            Term Loan............... Ba3       B+     06/30/09                   5,000,000
   6,788    Stronghaven, Inc., Term
            Loan.................... NR        NR     05/15/04                   5,430,126
   2,970    Tekni-Plex, Inc., Term
            Loan.................... B1        B+     06/21/08                   2,979,595
   3,880    U.S. Can Corp., Term
            Loan.................... B2        B      01/04/06                   3,649,234
                                                                            --------------
                                                                               101,629,717
                                                                            --------------
            DIVERSIFIED MANUFACTURING  2.9%
  25,316    Chart Industries, Inc,
            Term Loan............... NR        NR     03/31/06                  18,986,756
   2,463    EnerSys, Term Loan...... NR        NR     11/09/08                   2,474,828
     792    Graf Technology
            International, Inc.,
            Term Loan............... NR        NR     12/31/07                     794,480
  11,892    Mueller Group, Inc.,
            Term Loan............... B1        B+     05/31/08                  11,930,882
  16,785    Neenah Foundry Co., Term
            Loan.................... Caa1      B-     09/30/05                  15,861,920
   6,501    SPX Corp., Term Loan.... Ba2       BB+    09/30/04 to 03/31/10       6,501,734
   3,396    United Fixtures Co.,
            Term Loan (a)........... NR        NR     12/31/04                   3,395,671
  10,000    Walter Industries, Inc.,
            Term Loan............... NR        NR     10/15/03                   9,850,000
   5,414    Western Industries,
            Inc., Term Loan......... NR        NR     06/23/06                   3,654,731
                                                                            --------------
                                                                                73,451,002
                                                                            --------------
            ECOLOGICAL  3.0%
  60,394    Allied Waste North
            America, Inc., Term
            Loan (j)................ Ba3       BB     07/21/05 to 07/21/07      57,109,701

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            ECOLOGICAL (CONTINUED)
 $ 4,772    Casella Waste Systems,
            Inc., Term Loan......... B1        BB-    12/14/06              $    4,784,526
   4,894    Duratek, Inc., Term
            Loan.................... NR        NR     12/08/06                   4,698,410
  20,556    Safety-Kleen Corp., Term
            Loan (b) (c)............ NR        NR     04/03/05 to 04/03/06      10,263,254
                                                                            --------------
                                                                                76,855,891
                                                                            --------------
            EDUCATION & CHILD CARE  0.3%
   8,339    Kindercare Learning
            Centers, Inc., Term
            Loan.................... Ba3       B+     02/13/06                   8,109,569
                                                                            --------------

            ELECTRONICS  2.3%
   8,398    Acterna, LLC, Term
            Loan.................... NR        B      09/30/07                   5,143,957
   6,953    Amphenol Corp., Term
            Loan.................... Ba2       BB+    05/19/04 to 05/19/06       6,893,980
   4,748    Audio Visual Services
            Corp., Term Loan........ NR        NR     03/04/04 to 03/04/06       4,554,207
   2,162    Computer Associates
            International, Inc.,
            Term Loan............... Baa2      BBB+   05/26/03                   2,086,656
   1,280    Computer Associates
            International, Inc.,
            Revolving Credit
            Agreement............... Baa2      BBB+   05/26/03                   1,203,010
   9,059    General Cable Corp.,
            Term Loan............... Ba3       NR     05/25/07                   8,207,706
   3,031    Kinetic Group, Inc.,
            Term Loan............... B1        NR     02/28/06                   2,847,246
   2,207    Knowles Electronics,
            Inc., Term Loan......... B3        CCC+   06/29/07                   2,093,741
   5,529    Rowe International,
            Inc., Term Loan (a)..... NR        NR     12/31/03                           0
   5,000    Seagate Technologies,
            Inc., Term Loan......... Ba1       BB+    05/13/07                   4,991,250
     997    Semiconductor Components
            Industries, LLC, Term
            Loan.................... B2        B      08/04/06 to 08/04/07         934,308
   9,594    Stratus Technologies,
            Inc., Term Loan......... NR        NR     02/26/05                   8,154,687

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            ELECTRONICS (CONTINUED)
 $ 2,800    Veridian Corp., Term
            Loan.................... Ba3       BB-    06/10/08              $    2,818,668
  10,683    Viasystems, Inc., Term
            Loan.................... B3        CC     09/30/05 to 03/31/07       8,315,094
                                                                            --------------
                                                                                58,244,510
                                                                            --------------
            ENTERTAINMENT & LEISURE  5.6%
   2,039    American Skiing Co.,
            Term Loan............... NR        NR     05/31/06                   1,987,984
   7,587    Bally Total Fitness
            Holding Corp., Term
            Loan.................... Ba3       B+     11/10/04                   7,605,519
   2,655    Bell Sports, Inc., Term
            Loan.................... NR        NR     03/31/06 to 03/31/07       2,057,991
     863    Carmike Cinema, Term
            Loan.................... NR        NR     01/15/07                     860,899
   3,000    Festival Fun Parks, LLC,
            Term Loan............... NR        NR     06/30/07 to 12/31/07       2,990,624
  34,227    Fitness Holdings
            Worldwide, Inc., Term
            Loan.................... NR        B      11/02/06 to 11/02/07      32,344,284
   7,600    KSL Recreational Group,
            Inc., Term Loan......... Ba3       B+     04/30/05 to 04/30/06       7,582,979
   1,364    KSL Recreational Group,
            Inc., Revolving Credit
            Agreement............... Ba3       B+     04/30/04                   1,343,387
   4,988    Loews Cineplex
            Entertainment Corp.,
            Term Loan............... NR        NR     03/31/07                   4,981,265
  19,425    Metro-Goldwyn-Mayer,
            Inc., Term Loan......... NR        NR     06/30/08                  19,446,853
   1,971    Panavision, Inc., Term
            Loan.................... B3        CCC    03/31/05                   1,798,812
   9,800    Playcore Wisconsin,
            Inc., Term Loan......... NR        NR     07/01/07                   9,631,237
   1,950    Regal Cinemas, Inc.,
            Term Loan............... B1        BB-    12/31/07                   1,967,306
   6,500    Six Flags Theme Parks,
            Inc., Term Loan......... Ba2       BB-    06/30/09                   6,523,023
  25,595    Spalding Holdings Corp.,
            Term Loan (b)........... NR        NR     09/30/03 to 03/30/06      18,044,680

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            ENTERTAINMENT & LEISURE (CONTINUED)
 $10,768    Spalding Holdings Corp.,
            Revolving Credit
            Agreement (b)........... NR        NR     09/30/03              $    7,591,305
   2,677    Sportcraft, Ltd., Term
            Loan.................... NR        NR     07/31/05                   2,449,401
   1,248    Sportcraft, Ltd.,
            Revolving Credit
            Agreement............... NR        NR     07/31/05                   1,142,276
   2,176    True Temper, Inc., Term
            Loan.................... B1        BB-    09/30/05                   2,165,256
   7,065    WFI Group, Inc., Term
            Loan.................... NR        NR     07/14/04                   7,084,680
   4,873    Worldwide Sports &
            Recreation, Inc., Term
            Loan.................... NR        NR     12/31/06                   4,677,061
                                                                            --------------
                                                                               144,276,822
                                                                            --------------
            FARMING & AGRICULTURE  0.1%
   3,981    The Scotts Co., Term
            Loan.................... Ba3       BB     12/31/07                   4,005,151
                                                                            --------------

            FINANCE  4.3%
  12,900    Alliance Data Systems,
            Inc., Term Loan......... NR        NR     07/25/05                  12,787,125
  26,500    Metris Cos., Inc., Term
            Loan.................... B1        NR     06/30/03                  25,729,857
  35,645    Outsourcing Solutions,
            Term Loan............... B2        NR     12/10/05 to 12/10/06      34,613,940
  27,526    Rent-A-Center, Inc.,
            Term Loan............... Ba2       BB-    01/31/06 to 12/31/07      27,495,047
   3,990    Rent-Way, Inc., Term
            Loan.................... NR        CCC+   09/30/06                   3,889,887
   4,912    Risk Management
            Assurance Co., Term
            Loan.................... NR        NR     12/21/06                   4,893,663
                                                                            --------------
                                                                               109,409,519
                                                                            --------------
            GROCERY  0.1%
   1,575    Fleming Cos., Inc., Term
            Loan.................... Ba2       BB+    06/19/08                   1,575,657
                                                                            --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            HEALTHCARE  4.1%
 $29,000    Community Health
            Systems, Inc., Term
            Loan.................... NR        NR     07/16/10              $   29,148,625
   7,944    Genesis Health Ventures,
            Inc., Term Loan......... Ba3       BB-    03/31/07                   7,978,613
   1,520    HCA-Healthone, LLC, Term
            Loan.................... NR        BBB-   12/21/06                   1,512,876
   8,421    InteliStaf Group, Inc.,
            Term Loan............... NR        NR     10/31/05 to 10/31/07       8,397,760
  29,080    Kindred Healthcare,
            Inc., Term Loan (a)..... NR        NR     04/13/08                  29,057,849
  12,131    Magellan Health
            Services, Inc., Term
            Loan.................... B2        B      02/12/05 to 02/12/06      11,943,191
   4,000    Medical Staffing Network
            Holdings, Inc., Term
            Loan.................... NR        NR     10/26/06                   3,982,500
   8,000    Team Health, Inc., Term
            Loan.................... Ba3       B+     10/31/08                   8,045,000
   6,309    Triad Hospitals, Inc.,
            Term Loan............... Ba3       B+     09/30/08                   6,368,391
                                                                            --------------
                                                                               106,434,805
                                                                            --------------
            HEALTHCARE & BEAUTY  0.7%
   5,660    Mary Kay, Inc., Term
            Loan.................... Ba3       BB-    10/03/07                   5,675,761
  12,000    Revlon Consumer Products
            Corp., Term Loan........ B3        B      05/30/05                  11,882,496
                                                                            --------------
                                                                                17,558,257
                                                                            --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS  0.7%
   5,674    Brown Jordan
            International, Inc.,
            Term Loan............... Ba3       B      03/31/06                   5,517,778
   1,640    Formica Corp., Term
            Loan (c)................ NR        NR     04/30/06                   1,503,377
   4,513    Holmes Products Corp.,
            Term Loan............... B2        B      02/05/07                   4,151,654
   2,582    Imperial Home Decor
            Group, Inc., Term
            Loan (a)................ NR        NR     04/04/06                   2,414,303

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS (CONTINUED)
 $ 2,815    Sleepmaster, LLC, Term
            Loan (c)................ NR        NR     12/31/06              $    2,716,316
   1,970    Targus Group
            International, Inc.,
            Term Loan............... NR        NR     12/19/06                   1,802,481
                                                                            --------------
                                                                                18,105,909
                                                                            --------------
            HOTELS, MOTELS, INNS & GAMING  4.0%
  38,967    Aladdin Gaming, LLC,
            Term Loan (b) (c)....... NR        NR     02/25/05 to 02/26/08      32,633,733
   5,439    Argosy Gaming Co., Term
            Loan.................... Ba2       BB     07/31/08                   5,459,192
   6,948    Extended Stay America,
            Inc., Term Loan......... Ba3       BB-    01/15/08                   6,984,793
   1,750    Las Vegas Sands, Inc.,
            Term Loan............... NR        B+     06/04/08                   1,770,417
   3,469    Park Place Entertainment
            Corp., Revolving Credit
            Agreement............... NR        BBB-   12/31/03                   3,406,604
  12,511    Scientific Games Corp.,
            Term Loan............... Ba3       B+     09/30/07                  12,577,896
  47,372    Wyndham International,
            Inc., Term Loan......... NR        B-     06/30/04 to 06/30/06      39,964,566
                                                                            --------------
                                                                               102,797,201
                                                                            --------------
            INSURANCE  1.5%
   5,000    Alea Group Holdings,
            Term Loan............... NR        BBB-   03/31/04                   4,987,500
  16,450    BRW Acquisition, Inc.,
            Term Loan............... NR        NR     07/10/06 to 07/10/07      15,709,750
   2,333    Hilb, Rogal & Hamilton
            Co., Term Loan.......... Ba3       BB-    06/30/07                   2,339,167
  11,655    White Mountains
            Insurance Group, Ltd.,
            Term Loan............... NR        NR     03/16/06 to 03/31/07      11,690,043
   2,736    Willis Corroon, Inc.,
            Term Loan............... Ba2       BB     11/19/06 to 11/19/07       2,725,674
                                                                            --------------
                                                                                37,452,134
                                                                            --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            MACHINERY  2.4%
 $10,393    Alliance Laundry
            Holdings, LLC, Term
            Loan.................... B1        B      06/30/05              $   10,380,010
   8,740    Ashtead Group, PLC, Term
            Loan.................... NR        NR     06/01/07                   8,455,550
   8,214    Dresser, Inc., Term
            Loan.................... Ba3       BB-    04/10/09                   8,263,573
   8,500    Flowserve Corp., Term
            Loan.................... Ba3       BB-    06/30/09                   8,471,312
  10,566    Gleason Corp., Term
            Loan.................... NR        NR     02/18/06 to 02/18/08      10,525,644
   2,500    Terex Corp., Term Loan.. Ba3       BB-    06/29/09                   2,481,250
  12,813    United Rentals (North
            America), Inc., Term
            Loan.................... Ba3       BB+    08/31/07                  12,864,557
                                                                            --------------
                                                                                61,441,896
                                                                            --------------
            MEDICAL PRODUCTS & SERVICES  3.9%
   6,037    Alliance Imaging, Inc.,
            Term Loan............... B1        B+     06/10/08                   6,049,889
     866    American Home Patient,
            Term Loan (c)........... NR        NR     12/31/02                     662,200
   6,221    Conmed Corp., Term
            Loan.................... Ba3       BB-    12/30/04                   6,178,921
  21,015    Dade Behring, Inc., Term
            Loan.................... NR        NR     06/30/05 to 06/30/07      21,435,636
   1,250    Dade Behring, Inc.,
            Revolving Credit........ NR        NR     06/30/05                   1,275,000
  17,820    DaVita, Inc., Term
            Loan.................... Ba3       BB-    03/31/09                  17,886,906
  16,437    Kinetics Concepts, Inc.,
            Term Loan............... Ba3       B      12/31/04 to 12/31/05      16,424,264
   6,714    Medical Specialities
            Group, Inc., Term
            Loan (b) (g)............ NR        NR     06/30/01 to 06/30/04       2,920,432
   8,995    Mediq/PRN Life Support
            Services, Inc., Term
            Loan.................... NR        NR     06/13/05                   8,297,595
   4,831    National Medical Care,
            Inc., Term Loan......... Ba1       BB     09/30/03                   4,770,174
   4,924    National Nephrology
            Associates, Inc., Term
            Loan.................... B1        B+     12/31/05                   4,887,500

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            MEDICAL PRODUCTS & SERVICES (CONTINUED)
 $ 2,244    Rotech Healthcare, Inc.,
            Term Loan............... Ba2       BB     03/31/08              $    2,246,245
   6,617    Unilab Corp., Term
            Loan.................... B1        BB-    11/23/06                   6,650,188
                                                                            --------------
                                                                                99,684,950
                                                                            --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  2.3%
  14,641    Carmeuse Lime, Inc.,
            Term Loan............... NR        NR     03/31/06                   9,370,276
   7,426    CII Carbon, LLC, Term
            Loan.................... NR        NR     06/25/08                   5,940,617
   7,217    Fairmount Minerals,
            Ltd., Term Loan......... NR        NR     02/28/05                   7,157,529
  51,128    Ispat Inland, Term
            Loan.................... Caa2      B-     07/16/05 to 07/16/06      36,045,302
                                                                            --------------
                                                                                58,513,724
                                                                            --------------
            NATURAL RESOURCES  0.5%
  15,000    Ocean Rig ASA--
            (Norway), Term Loan..... B3        NR     06/01/08                  13,125,000
                                                                            --------------

            NON-DURABLE CONSUMER PRODUCTS  1.0%
   8,213    Accessory Network Group,
            Inc., Term Loan......... NR        NR     06/30/03                   3,490,514
  10,867    American Marketing
            Industries, Inc., Term
            Loan (b)................ NR        NR     04/01/04                   5,433,382
   5,873    Arena Brands, Inc., Term
            Loan.................... NR        NR     06/02/03                   5,558,185
     667    Arena Brands, Inc.,
            Revolving Credit
            Agreement............... NR        NR     06/02/03                     624,283
   5,645    Danka Business Systems
            PLC, Term Loan.......... NR        NR     03/31/04                   5,600,497
   1,429    Danka Business Systems
            PLC, Revolving Credit
            Agreement............... NR        NR     03/31/04                   1,401,190
   3,150    Playtex Products, Inc.,
            Term Loan............... Ba3       BB-    05/31/09                   3,157,875
                                                                            --------------
                                                                                25,265,926
                                                                            --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            PAPER & FOREST PRODUCTS  0.2%
 $ 2,448    Bear Island Paper Co.,
            LLC, Term Loan.......... B3        B-     12/31/05              $    2,411,754
   2,963    Port Townsend Paper
            Corp., Term Loan........ NR        NR     03/16/07                   2,895,844
                                                                            --------------
                                                                                 5,307,598
                                                                            --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.4%
   7,880    Coinmach Laundry Corp.,
            Term Loan............... B1        BB-    07/25/09                   7,938,115
   4,677    DIMAC Holdings, Inc.,
            Term Loan (b) (c)....... NR        NR     09/30/02 to 12/31/05         514,446
   2,633    DIMAC Marketing
            Partners, Inc., Term
            Loan (b) (c)............ NR        NR     01/01/05                     289,631
     370    DIMAC Marketing
            Partners, Inc.,
            Revolving Credit
            Agreement (b) (c)....... NR        NR     07/01/03                      40,754
  10,946    Encompass Service Corp.,
            Term Loan............... B2        B      02/22/06 to 05/10/07       6,841,541
   1,355    Frontway Network
            Solutions, Term
            Loan (b) (c) (g)........ NR        NR     12/31/01                     880,720
   5,000    Katun Corp., Term Loan.. NR        B+     06/30/09                   4,984,375
   6,739    Sarcom, Inc., Term
            Loan (b) (c)............ NR        NR     12/31/02                   4,380,562
   1,869    TeleSpectrum Worldwide,
            Inc., Term Loan (a)..... NR        NR     05/31/05                   1,219,255
   6,961    The Relizon Co., Term
            Loan.................... NR        NR     09/30/06 to 12/31/07       6,878,817
   1,098    Vicar Operating, Inc.,
            Term Loan............... B1        B+     09/20/08                   1,103,692
                                                                            --------------
                                                                                35,071,908
                                                                            --------------
            PHARMACEUTICALS  1.0%
   1,840    aaiPharma, Inc., Term
            Loan.................... NR        BB-    03/28/07                   1,838,850
   1,663    Accredo Health, Inc.,
            Term Loan............... Ba2       BB     03/31/09                   1,670,812
   2,375    Alpharma Operating
            Corp., Term Loan........ B1        BB-    10/05/07 to 10/05/08       2,334,412

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            PHARMACEUTICALS (CONTINUED)
 $ 5,486    Caremark Rx, Inc., Term
            Loan.................... Ba2       BB+    03/31/06              $    5,509,111
   6,975    MedPointe, Inc., Term
            Loan.................... B1        B+     09/30/07 to 09/30/08       6,993,584
   8,736    NCS Healthcare, Inc.,
            Revolving Credit
            Agreement (g)........... NR        NR     06/30/02                   8,342,963
                                                                            --------------
                                                                                26,689,732
                                                                            --------------
            PRINTING & PUBLISHING  5.2%
   6,100    21st Century Newspapers,
            Term Loan............... NR        NR     09/15/05                   5,827,655
   2,587    Adams Outdoor
            Advertising LP, Term
            Loan.................... B1        B+     02/08/08                   2,600,473
   8,589    Advanstar
            Communications, Inc.,
            Term Loan............... B2        B      10/11/07                   8,408,211
   7,408    American Media
            Operations, Inc., Term
            Loan.................... Ba3       B+     04/01/06 to 04/01/07       7,468,955
   8,330    American Reprographics
            Co., Term Loan.......... NR        NR     04/10/08                   8,288,101
   4,559    Check Printers, Inc.,
            Term Loan............... NR        NR     06/30/05                   4,524,399
   9,424    CommerceConnect Media,
            Inc., Term Loan......... NR        NR     12/31/07                   9,046,755
   2,441    Daily News, LP, Term
            Loan.................... NR        NR     03/19/08                   2,343,603
   2,940    Haights Cross
            Communications, LLC,
            Term Loan............... B2        B+     12/10/06                   2,793,355
  16,847    Journal Register Co.,
            Term Loan............... Ba1       BB+    09/29/06                  16,741,939
   4,342    Lamar Media Corp., Term
            Loan.................... Ba2       BB-    03/01/06 to 02/01/07       4,284,588
   2,940    Liberty Group Operating,
            Inc., Term Loan......... B1        B      03/31/07                   2,939,851
  15,000    Morris Communications
            Corp., Term Loan........ NR        NR     09/30/09                  15,044,535

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            PRINTING & PUBLISHING (CONTINUED)
 $ 3,750    Network Communications,
            Inc., Term Loan......... NR        NR     06/27/08              $    3,759,375
   6,244    PRIMEDIA, Inc., Term
            Loan.................... NR        B      06/30/09                   4,959,146
  12,093    Readers Digest
            Association, Inc., Term
            Loan.................... Baa3      BB+    05/20/07 to 05/20/08      12,103,660
   6,239    Trader.com, Term Loan... NR        NR     12/31/06 to 12/31/07       6,238,842
  11,857    Vertis, Inc., Term
            Loan.................... B1        B+     12/07/05 to 12/07/08      11,586,434
   3,844    Ziff-Davis Media, Inc.,
            Term Loan............... B3        CCC-   03/31/07                   3,299,224
                                                                            --------------
                                                                               132,259,101
                                                                            --------------
            RESTAURANTS & FOOD SERVICE  0.5%
   1,500    AFC Enterprises, Inc.,
            Term Loan............... Ba2       BB     05/23/09                   1,507,500
   1,845    Carvel Corp., Term
            Loan.................... NR        NR     12/31/06                   1,826,550
   2,859    Papa Ginos, Inc., Term
            Loan.................... NR        NR     08/31/07                   2,837,647
   6,043    S.C. International
            Services, Inc., Term
            Loan.................... Ba1       NR     03/01/07                   5,725,464
                                                                            --------------
                                                                                11,897,161
                                                                            --------------
            RETAIL--OFFICE PRODUCTS  0.1%
   6,335    Identity Group, Inc.,
            Term Loan............... NR        NR     05/11/07                   3,642,625
                                                                            --------------

            RETAIL--OIL & GAS  0.8%
   4,970    Tesoro Petroleum Corp.,
            Term Loan............... Ba3       BB+    12/31/07                   4,892,419
  16,279    The Pantry, Inc., Term
            Loan.................... B1        B+     01/31/06 to 07/31/06      16,023,220
                                                                            --------------
                                                                                20,915,639
                                                                            --------------
            RETAIL--SPECIALTY  0.9%
   1,786    American Blind and
            Wallpaper Factory, Inc.,
            Term Loan............... NR        NR     12/31/05                   1,787,503
   3,242    DRL Acquisition, Inc.,
            Term Loan............... NR        NR     04/30/09                   3,231,744

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            RETAIL--SPECIALTY (CONTINUED)
 $ 6,507    Home Interiors & Gifts,
            Inc., Term Loan......... B3        B      12/31/06              $    6,247,051
   1,897    Josten's, Inc., Term
            Loan.................... B1        BB-    05/31/06                   1,866,999
   9,155    Nebraska Book Co., Inc.,
            Term Loan............... B1        B+     03/31/06                   9,178,384
                                                                            --------------
                                                                                22,311,681
                                                                            --------------
            RETAIL--STORES  2.2%
   1,417    Duane Reade, Inc., Term
            Loan.................... Ba2       BB-    02/15/04 to 02/15/07       1,423,423
   7,244    Murray's Discount Auto
            Stores, Inc., Term
            Loan.................... NR        NR     06/30/03                   5,976,405
   3,087    Payless Cashways, Inc.,
            Term Loan (a) (b) (c)... NR        NR     11/30/02                   2,626,995
   9,514    Pebbles, Inc., Term
            Loan.................... NR        NR     04/30/04                   9,228,586
  37,495    Rite Aid Corp., Term
            Loan.................... B2        BB-    06/27/05                  36,994,934
                                                                            --------------
                                                                                56,250,343
                                                                            --------------
            TECHNOLOGY  0.2%
   4,500    The Titan Corp., Term
            Loan.................... Ba3       BB-    06/30/09                   4,506,750
                                                                            --------------

            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  0.9%
  10,285    Alaska Communications
            Systems Holdings, Inc.,
            Term Loan............... B1        BB     11/14/07 to 05/14/08      10,101,646
   7,624    Broadwing, Inc., Term
            Loan.................... Ba3       BB     11/09/04 to 06/28/07       6,522,362
   1,952    McLeodUSA, Inc., Term
            Loan.................... Caa2      NR     05/30/08                     971,003
  19,277    Orius Holdings, LLC,
            Term Loan............... NR        NR     12/15/06                   3,132,434
  37,500    Teligent, Inc., Term
            Loan (b) (c)............ NR        NR     06/30/06                   1,000,013

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS (CONTINUED)
 $ 7,500    WCI Capital Corp., Term
            Loan (b) (c)............ NR        NR     09/30/07              $      156,248
   2,314    WCI Capital Corp.,
            Revolving Credit
            Agreement (b) (c)....... NR        NR     12/31/02                     289,220
                                                                            --------------
                                                                                22,172,926
                                                                            --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.2%
   4,386    Global Crossing
            Holdings, Ltd., Term
            Loan (b) (c)............ NR        NR     06/30/06                     707,217
  32,353    Pacific Crossing, Ltd.,
            Term Loan (b) (c)....... NR        NR     07/28/06                   3,477,971
                                                                            --------------
                                                                                 4,185,188
                                                                            --------------
            TELECOMMUNICATIONS--PAGING  0.1%
   3,500    Arch Western Resources,
            LLC, Term Loan.......... Ba1       BB+    04/18/08                   3,520,783
                                                                            --------------

            TELECOMMUNICATIONS--WIRELESS  5.2%
   4,654    American Cellular Corp.,
            Term Loan............... B3        CCC-   03/31/08 to 03/31/09       3,144,154
  30,900    BCP SP Ltd., Term
            Loan (b) (g)............ NR        NR     03/31/02 to 03/31/05      12,360,112
   1,863    Centennial Puerto Rico
            Operations Corp., Term
            Loan.................... NR        NR     11/30/07                   1,245,247
   2,500    Chicago 20MHz, Term
            Loan.................... NR        NR     10/31/07                   2,443,075
   7,000    Cricket Communications,
            Inc., Term Loan......... NR        NR     06/30/07                   1,732,500
   7,944    Crown Castle
            International Corp.,
            Term Loan............... Ba3       BB-    03/15/08                   7,357,437
   7,538    Dobson Operating Co.,
            Term Loan............... Ba3       B+     03/31/08                   6,802,912
  27,833    Nextel Finance Co., Term
            Loan (j)................ Ba3       BB-    12/31/07 to 12/31/08      22,671,076
   6,718    Nextel Finance Co.
            (Argentina), Term
            Loan (b) (c)............ NR        NR     12/31/02                     533,477
  12,308    Nextel Partners, Inc.,
            Term Loan............... B1        B-     01/29/08 to 07/29/08      10,277,243

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            TELECOMMUNICATIONS--WIRELESS (CONTINUED)
 $17,668    Rural Cellular Corp.,
            Term Loan............... Ba3       B+     10/03/08 to 04/03/09  $   14,156,766
   5,333    Spectrasite
            Communications, Inc.,
            Term Loan............... B3        CC     12/31/07                   4,578,181
  31,647    Sygnet Wireless, Inc.,
            Term Loan............... NR        NR     12/23/06 to 12/23/07      28,185,684
  16,418    Triton PCS, Inc., Term
            Loan.................... Ba3       BB-    05/04/07                  15,555,581
   4,333    Western Wireless Corp.,
            Term Loan............... B1        B      09/30/08                   2,805,833
                                                                            --------------
                                                                               133,849,278
                                                                            --------------
            TEXTILES & LEATHER  1.0%
   5,614    Galey & Lord, Inc., Term
            Loan (c)................ NR        NR     04/02/05 to 04/01/06       4,360,282
   2,376    Galey & Lord, Inc.,
            Revolving Credit
            Agreement (c)........... NR        NR     03/27/04                   1,845,666
  18,409    Norcross Safety
            Products, LLC, Term
            Loan.................... NR        NR     09/30/04                  18,362,593
                                                                            --------------
                                                                                24,568,541
                                                                            --------------
            TRANSPORTATION--CARGO  1.9%
   1,590    American Commercial
            Lines, LLC, Term Loan... B3        B      06/30/06 to 06/30/07       1,505,136
  16,222    Atlas Freighter Leasing,
            Inc., Term Loan......... NR        NR     04/25/05 to 04/25/06      14,721,562
  18,650    Evergreen International
            Aviation, Inc., Term
            Loan.................... NR        NR     05/07/03                  17,437,687
   4,881    Havco Wood Products,
            Inc., Term Loan (b)..... NR        NR     09/30/06                   2,684,415
     411    Kansas City Southern
            Railway Co., Term Loan.. Ba1       BB+    06/12/08                     412,648
   4,013    OmniTrax Railroads, LLC,
            Term Loan............... NR        NR     05/13/05                   4,002,665

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            TRANSPORTATION--CARGO (CONTINUED)
 $ 5,000    RailAmerica, Inc., Term
            Loan.................... Ba3       BB     05/23/09              $    5,023,750
   1,920    Roadway Corp., Term
            Loan.................... Baa3      BBB    10/10/06                   1,912,800
                                                                            --------------
                                                                                47,700,663
                                                                            --------------
            TRANSPORTATION--PERSONAL  0.2%
   6,795    Motor Coach Industries,
            Inc., Term Loan......... B2        B      06/16/05                   6,123,585
                                                                            --------------

            TRANSPORTATION--RAIL MANUFACTURING  0.1%
   2,549    Helm, Inc., Term Loan... NR        NR     10/18/06                   2,313,143
   2,828    RailWorks Corp., Term
            Loan (b) (c)............ NR        NR     09/30/06                     919,208
                                                                            --------------
                                                                                 3,232,351
                                                                            --------------
            UTILITIES  0.8%
   3,000    Michigan Electric
            Transmission Co., Term
            Loan.................... Baa2      NR     05/01/07                   3,011,250
   2,735    Pike Electric, Inc.,
            Term Loan............... NR        NR     04/18/10                   2,758,659
   4,667    Southern California
            Edison Co., Term Loan... Ba2       NR     03/01/03 to 03/01/05       4,670,918
     978    TNP Enterprises, Inc.,
            Term Loan............... Ba2       BB+    03/30/06                     978,417
   9,000    Westar Energy, Inc.,
            Term Loan............... NR        NR     06/05/05                   8,915,625
     335    Westar Energy, Inc.,
            Revolving Credit
            Agreement............... NR        NR     06/05/05                     325,788
                                                                            --------------
                                                                                20,660,657
                                                                            --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  90.3%........................   2,310,189,705
                                                                            --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

DESCRIPTION                                                       VALUE
NOTES  1.6%
Alderwoods Group, Inc. ($2,014,400 par, 11.00% to 12.25%
  coupon, maturing 01/02/07 to 01/02/09)....................  $    2,016,650
Genesis Health Ventures, Inc. ($10,209,730 par, 7.0375%
  coupon, maturing 04/02/07) (h)............................      10,209,730
Jazz Casino Co. ($5,397,209 par, 4.61% coupon, maturing
  03/30/08) (h).............................................       4,614,614
PCI Chemicals Canada, Inc. ($2,078,348 par, 10.00% coupon,
  maturing 12/31/08)........................................       1,465,235
Pioneer Companies, Inc. ($692,783 par, 5.5375% coupon,
  maturing 12/31/06) (h)....................................         466,763
Premcor Refining Group, Inc. ($4,000,000 par, 4.59125%
  coupon, maturing 08/23/03) (h)............................       3,990,000
Rowe International, Inc. ($185,317 par, 15.00% coupon,
  maturing 08/31/2000) (a)(g)...............................               0
Satelites Mexicanos ($20,110,000 par, 9.06% coupon, maturing
  06/03/04), 144A Private Placement (f) (h).................      17,621,388
                                                              --------------

TOTAL NOTES.................................................      40,384,380
                                                              --------------

EQUITIES  5.2%
AFC Enterprises, Inc. (402,834 common shares) (e)...........      10,936,943
Alderwoods Group, Inc. (137,138 common shares) (e)..........         965,451
Audio Visual Services Corp. (98,058 common
  shares) (d) (e)...........................................       1,161,007
Best Products Co., Inc. (297,480 common shares) (e).........              60
Breed Technologies, Inc. (1,345,452 common
  shares) (a) (d) (e).......................................               0
Classic Cable, Inc. (Warrants for 760 common
  shares) (c) (d) (e).......................................               0
Dan River, Inc. (192,060 common shares) (e).................         831,620
DecorateToday.com (198,600 common shares) (a) (d) (e).......       1,145,922
DIMAC Holdings, Inc. (6,526 preferred shares) (c) (d) (e)...               0
DIMAC Holdings, Inc. (Warrants for 6,526 common
  shares) (c) (d) (e).......................................               0
Fleer/Marvel Entertainment, Inc. (723,429 preferred
  shares) (d)...............................................       4,883,146
Fleer/Marvel Entertainment, Inc. (891,340 common
  shares) (e)...............................................       4,563,661
Flextek Components, Inc. (Warrants for 993 common
  shares) (c) (d) (e).......................................               0
Genesis Health Ventures, Inc. (1,476,810 common
  shares) (e)...............................................      23,791,409
Genesis Health Ventures, Inc. (16,685 preferred
  shares) (d) (e)...........................................       1,915,938
Imperial Home Decor Group, Inc. (929,571 common
  shares) (a) (d) (e).......................................               0
Imperial Home Decor Realty, Inc. (929,571 common
  shares) (a) (d) (e).......................................               0
Kindred Healthcare, Inc. (978,504 common shares) (a) (e)....      33,063,650
London Fog Industries, Inc. (515,922 common
  shares) (a) (d) (e).......................................       7,006,221
Mediq/PRN Life Support Services, Inc. (22,626 preferred
  shares) (d) (e)...........................................               0
Murray's Discount Auto Stores, Inc. (Warrants for 290 common
  shares) (d) (e)...........................................               0
Payless Cashways, Inc. (1,024,159 common
  shares) (a) (c) (e).......................................           1,024
Pioneer Cos., Inc. (134,400 common shares) (d) (e)..........         241,920

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

DESCRIPTION                                                       VALUE
EQUITIES (CONTINUED)
Rotech Healthcare, Inc. (906,852 common shares) (e).........  $   17,683,614
Rotech Medical Corp. (90,685 common shares) (d) (e).........               0
Rowe International, Inc. (91,173 common
  shares) (a) (d) (e).......................................               0
Rowe International, Inc. (Warrants for 236,677 common
  shares) (a) (d) (e).......................................               0
Safelite Glass Corp. (402,526 common shares) (d) (e)........       3,675,062
Safelite Realty (27,171 common shares) (d) (e)..............               0
Sarcom Enterprise Educational Services (90 common
  shares) (c) (d) (e).......................................               0
Sarcom, Inc. (422,641 common shares) (c) (d) (e)............               0
Stronghaven, Inc. (Warrants for 740,121 common
  shares) (d) (e)...........................................               0
TeleSpectrum Worldwide, Inc. (11,618,775 common
  shares) (a) (d) (e).......................................               0
TeleSpectrum Worldwide, Inc. (8,307 preferred
  shares) (a) (d) (e).......................................               0
Tembec, Inc. (140,409 common shares) (e)....................       1,148,546
Trans World Entertainment Corp. (3,789,962 common
  shares) (a)(e)............................................      21,413,285
United Fixtures Holdings, Inc. (196,020 common
  shares) (a) (d) (e).......................................               0
United Fixtures Holdings, Inc. (53,810 preferred
  shares) (a) (d) (e).......................................         517,114
West American Rubber Co., LLC (5.04% ownership
  interest) (d) (e).........................................               0
                                                              --------------

TOTAL EQUITIES  5.2%........................................     134,945,593
                                                              --------------

TOTAL LONG-TERM INVESTMENTS  97.1%
  (Cost $2,919,823,627).....................................   2,485,519,678
                                                              --------------

SHORT TERM INVESTMENTS  2.7%
REPURCHASE AGREEMENT  2.0%
State Street Bank & Trust Corp. ($51,000,000 par
  collateralized by U.S. Government Obligations, 1.76%
  coupon, dated 07/31/02 to be sold on 08/01/02 at
  $51,002,493) (j)..........................................      51,000,000
                                                              --------------

TIME DEPOSIT  0.7%
State Street Bank & Trust Corp. ($16,707,196 par, 1.25%
  coupon, dated 07/31/02, to be sold on 08/01/02 at
  $16,707,776) (j)..........................................      16,707,196
                                                              --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $67,707,196)........................................      67,707,196
                                                              --------------

TOTAL INVESTMENTS  99.8%
  (Cost $2,987,530,823).....................................   2,553,226,874

OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%.................       5,463,523
                                                              --------------

NET ASSETS  100.0%..........................................  $2,558,690,397
                                                              ==============

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by
  Standard & Poor's Group are considered to be below investment grade. (Bank loan ratings are unaudited.)

(1) Industry percentages are calculated as a percentage of net assets.

(a) Affiliated company. See Notes to Financial Statements.

(b) This Senior Loan interest is non-income producing.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Restricted security.

(e) Non-income producing security as this stock currently does not declare dividends.

(f) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(g) This borrower is in the process of restructuring or amending the terms of this loan.

(h) Variable rate security. Interest rate shown is that in effect at July 31, 2002.

(i) Fixed rate security.

(j) A portion of this security is segregated in connection with unfunded loan commitments.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
July 31, 2002

ASSETS:
Total Investments (Cost $2,987,530,823).....................  $2,553,226,874
Receivables:
  Investments Sold..........................................      41,009,274
  Interest and Fees.........................................      10,896,148
  Fund Shares Sold..........................................         136,514
Other.......................................................         121,348
                                                              --------------
    Total Assets............................................   2,605,390,158
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      38,896,560
  Investment Advisory Fee...................................       2,181,717
  Income Distributions......................................       1,876,986
  Distributor and Affiliates................................         676,671
  Administrative Fee........................................         574,136
  Fund Shares Repurchased...................................          43,962
  Custodian Bank............................................           3,806
Accrued Expenses............................................       1,777,237
Trustees' Deferred Compensation and Retirement Plans........         668,686
                                                              --------------
    Total Liabilities.......................................      46,699,761
                                                              --------------
NET ASSETS..................................................  $2,558,690,397
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($2,558,690,397 divided by
  316,136,296 shares outstanding)...........................  $         8.09
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 316,136,296 shares issued and
  outstanding)..............................................  $    3,161,363
Paid in Surplus.............................................   3,699,431,796
Accumulated Undistributed Net Investment Income.............       3,552,247
Net Unrealized Depreciation.................................    (434,303,949)
Accumulated Net Realized Loss...............................    (713,151,060)
                                                              --------------
NET ASSETS..................................................  $2,558,690,397
                                                              ==============

                                               See Notes to Financial Statements

Statement of Operations
For the Year Ended July 31, 2002

INVESTMENT INCOME:
Interest....................................................  $ 201,214,426
Dividends...................................................        503,769
Other.......................................................      7,329,501
                                                              -------------
    Total Income............................................    209,047,696
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................     31,669,898
Administrative Fee..........................................      8,334,410
Shareholder Services........................................      3,328,808
Custody.....................................................        737,296
Legal.......................................................        375,100
Trustees' Fees and Related Expenses.........................        146,658
Other.......................................................      2,976,610
                                                              -------------
    Total Expenses..........................................     47,568,780
    Less Credits Earned on Cash Balances....................        199,325
                                                              -------------
    Net Expenses............................................     47,369,455
                                                              -------------
NET INVESTMENT INCOME.......................................  $ 161,678,241
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(178,082,248)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (399,371,652)
  End of the Period.........................................   (434,303,949)
                                                              -------------
Net Unrealized Depreciation During the Period...............    (34,932,297)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(213,014,545)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (51,336,304)
                                                              =============

See Notes to Financial Statements

Statements of Changes in Net Assets

                                                        YEAR ENDED        YEAR ENDED
                                                       JULY 31, 2002     JULY 31, 2001
                                                      ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................  $   161,678,241   $   387,374,676
Net Realized Loss...................................     (178,082,248)     (442,678,090)
Net Unrealized Depreciation During the Period.......      (34,932,297)      (76,004,880)
                                                      ---------------   ---------------
Change in Net Assets from Operations................      (51,336,304)     (131,308,294)

Distributions from Net Investment Income............     (151,858,532)     (410,850,314)
                                                      ---------------   ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................     (203,194,836)     (542,158,608)
                                                      ---------------   ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................       28,378,816       114,299,449
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................       73,318,476       205,505,843
Cost of Shares Repurchased..........................   (1,329,486,630)   (2,245,937,408)
                                                      ---------------   ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..   (1,227,789,338)   (1,926,132,116)
                                                      ---------------   ---------------
TOTAL DECREASE IN NET ASSETS........................   (1,430,984,174)   (2,468,290,724)
NET ASSETS:
Beginning of the Period.............................    3,989,674,571     6,457,965,295
                                                      ---------------   ---------------
End of the Period (Including accumulated
  undistributed net investment income of $3,552,247
  and ($6,916,019), respectively)...................  $ 2,558,690,397   $ 3,989,674,571
                                                      ===============   ===============

                                               See Notes to Financial Statements

Statement of Cash Flows
For the Year Ended July 31, 2002

CHANGE IN NET ASSETS FROM OPERATIONS........................  $   (51,336,304)
                                                              ---------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Decrease in Investments at Value..........................    1,392,042,599
  Decrease in Interest and Fees Receivables.................       11,376,786
  Increase in Receivable for Investments Sold...............       (1,332,471)
  Decrease in Dividends Receivable..........................          104,314
  Increase in Other Assets..................................          (23,215)
  Decrease in Investment Advisory Fee Payable...............       (1,204,026)
  Decrease in Administrative Fee Payable....................         (319,226)
  Decrease in Distributor and Affiliates Payable............         (515,147)
  Increase in Payable for Investments Purchased.............       29,467,247
  Decrease in Accrued Expenses..............................          (45,440)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................           52,075
                                                              ---------------
    Total Adjustments.......................................    1,429,603,496
                                                              ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    1,378,267,192
                                                              ===============
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................       28,607,069
Change in Intra-day Credit Line with Custodian Bank.........            3,806
Payments on Shares Repurchased..............................   (1,329,717,710)
Cash Dividends Paid.........................................      (80,648,155)
                                                              ---------------
    Net Cash Used for Financing Activities..................   (1,381,754,990)
                                                              ---------------
NET DECREASE IN CASH........................................       (3,487,798)
Cash at Beginning of the Period.............................        3,487,798
                                                              ---------------
Cash at the End of the Period...............................  $           -0-
                                                              ===============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    YEAR ENDED JULY 31,
                                    ----------------------------------------------------
                                    2002 (C)   2001 (C)     2000       1999       1998
                                    ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $   8.61   $   9.50   $   9.85   $   9.98   $   9.96
                                    --------   --------   --------   --------   --------
  Net Investment Income...........       .41        .66        .68        .64        .68
  Net Realized and Unrealized
    Gain/Loss.....................      (.55)      (.86)      (.36)      (.13)       .01
                                    --------   --------   --------   --------   --------
Total from Investment
  Operations......................      (.14)      (.20)       .32        .51        .69
Less Distributions from Net
  Investment Income...............       .38        .69        .67        .64        .67
                                    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $   8.09   $   8.61   $   9.50   $   9.85   $   9.98
                                    ========   ========   ========   ========   ========

Total Return (a)..................    -1.61%     -2.11%      3.15%      5.23%      7.22%
Net Assets at End of the Period
  (In millions)...................  $2,558.7   $3,989.7   $6,458.0   $8,136.4   $7,312.9
Ratio of Expenses to Average Net
  Assets..........................     1.43%      1.43%      1.34%      1.35%      1.41%
Ratio of Net Investment Income to
  Average Net Assets..............     4.85%      7.34%      6.97%      6.48%      6.81%
Portfolio Turnover (b)............       36%        42%        36%        44%        73%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of 3% imposed on most shares accepted by the Trust for repurchase within the first year and declining to 0% after the fifth year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Prime Rate Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust invests primarily in adjustable rate Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Trust commenced investment operations on October 4, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Investment Advisory Corp. (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note or other fixed-income security.

    Other income is comprised primarily of amendment fees. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $481,334,290, which will expire between July 31, 2004 and July 31, 2010.

    At July 31, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $3,077,516,686
                                                              ==============
Gross tax unrealized appreciation...........................      23,598,484
Gross tax unrealized depreciation...........................    (547,888,295)
                                                              --------------
Net tax unrealized depreciation on investments..............  $ (524,289,811)
                                                              ==============

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during 2002 and 2001 was as follows:

                                                              2002            2001
Distributions paid from:
  Ordinary income.......................................  $151,858,532    $410,850,314
  Long-term capital gain................................           -0-             -0-
                                                          ------------    ------------
                                                          $151,858,532    $410,850,314

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between financial and tax basis reporting for the 2002 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent differences relating to expenses which are not deductible for tax purposes totaling $63,540 were reclassified from accumulated undistributed net investment income to capital. Also, permanent differences relating to miscellaneous adjustments totaling $585,017 were reclassified from accumulated net realized loss to accumulated undistributed net investment income.

    As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,700,887

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions, post October losses which may not be recognized for tax purposes until the first day of the following fiscal year, and losses that were recognized for book purposes but not for tax purposes at the end of the fiscal year.

F. CREDITS EARNED ON CASH BALANCES During the year ended July 31, 2002, the Trust's custody fee was reduced by $199,325 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $4.0 billion..........................................       .950%
Next $3.5 billion...........................................       .900%
Next $2.5 billion...........................................       .875%
Over $10 billion............................................       .850%

    In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc., the Trust's Administrator, at an annual rate of .25% of the average daily net assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the year ended July 31, 2002, the Trust recognized expenses of approximately $504,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the year ended July 31, 2002, the Trust recognized expenses of approximately $63,400 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing legal services to the Trust, which are reported as "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Trust. For the year ended July 31, 2002, the Trust recognized expenses of approximately $2,633,200 representing shareholder servicing fees paid to VKIS. Shareholder servicing fees are determined through negotiations with the Trust's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a trust holds 5% or more of the outstanding voting securities.

                                                                  INTEREST/
                                         PAR/        REALIZED     DIVIDEND       VALUE
NAME                                    SHARES*     GAIN/(LOSS)    INCOME       7/31/02        COST
Breed Technologies, Inc.--Common
 Shares..............................   1,345,452   $        0    $       0   $         0   $ 7,628,713
Breed Technologies, Inc.-- Term
 Loan................................ $ 7,233,449            0    1,259,989     6,835,609     7,233,449
Decorate Today.com--Common Shares....     198,600            0            0     1,145,922     3,505,909
Imperial Home Decor Group, Inc.--
 Common Shares.......................     929,571            0            0             0       948,162
Imperial Home Decor Realty, Inc.--
 Common Shares.......................     929,571            0            0             0             0
Imperial Home Decor Group, Inc.--
 Term Loan........................... $ 2,582,142            0      192,506     2,414,303     2,582,142
Kindred Healthcare, Inc.--Common
 Shares..............................     978,504    1,266,176            0    33,063,650    28,370,868
Kindred Healthcare Inc.--Term Loan... $29,079,659    1,388,349    1,348,896    29,057,849    23,082,938
London Fog Industries, Inc.--Common
 Shares..............................     515,922            0            0     7,006,221    33,576,536
Payless Cashways, Inc.--Common
 Shares..............................   1,024,159            0            0         1,024     3,450,332
Payless Cashways, Inc.--Term Loan.... $ 3,087,175      (83,370)     810,090     2,626,995     3,104,395
Rowe International, Inc.--Common
 Shares..............................      91,173            0            0             0     3,013,602
Rowe International Inc.--Term Loan... $ 5,528,549            0      581,375             0     5,790,009
Rowe International, Inc.--
 Subordinated Loan................... $   185,317            0       27,798             0       185,317
TeleSpectrum Worldwide, Inc.--Common
 & Preferred Shares..................  11,627,082            0            0             0             0
TeleSpectrum Worldwide, Inc.--Term
 Loan................................ $ 1,869,163            0       42,058     1,219,255     1,108,323
Trans World Entertainment Corp.--
 Common Shares.......................   3,789,962            0            0    21,413,285    69,448,017
United Fixtures Holdings, Inc.--
 Common & Preferred Shares...........     249,830            0            0       517,114       535,486
United Fixtures Holdings, Inc.--Term
 Loan................................ $ 3,395,671            0      195,299     3,395,671     3,395,671

*  Shares were acquired through the restructuring of senior loan interests.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

3. CAPITAL TRANSACTIONS

At July 31, 2002 and July 31, 2001, paid in surplus aggregated $3,699,431,796 and $4,925,811,365, respectively. Transactions in common shares were as follows:

                                                           YEAR ENDED       YEAR ENDED
                                                          JULY 31, 2002    JULY 31, 2001
Beginning Shares........................................   463,467,203      679,708,950
                                                          ------------     ------------
Shares Sold.............................................     3,382,131       12,628,225
Shares Issued Through Dividend Reinvestment.............     8,743,854       22,846,179
Shares Repurchased......................................  (159,456,892)    (251,716,151)
                                                          ------------     ------------
Net Change in Shares Outstanding........................  (147,330,907)    (216,241,747)
                                                          ------------     ------------
Ending Shares...........................................   316,136,296      463,467,203
                                                          ============     ============

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,103,700,011 and $2,216,033,589, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its then outstanding common shares at the net asset value of the shares on the expiration date of the tender offer. For the year ended July 31, 2002, 159,456,892 shares were tendered and repurchased by the Trust.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than five years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

which is required to be imposed will be made in accordance with the following schedule.

                                                                WITHDRAWAL
                     YEAR OF REDEMPTION                           CHARGE
First.......................................................      3.0%
Second......................................................      2.5%
Third.......................................................      2.0%
Fourth......................................................      1.5%
Fifth.......................................................      1.0%
Sixth and following.........................................      0.0%

    For the year ended July 31, 2002, Van Kampen received early withdrawal charges of approximately $7,154,300 in connection with tendered shares of the Trust.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Senior Loan agreements, the Trust had unfunded loan commitments of approximately $82,365,800 as of July 31, 2002. The Trust intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans as a reserve.

    The Trust, along with the Van Kampen Senior Floating Rate Fund, has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000, which will terminate on November 8, 2002. The proceeds of any borrowing by the Trust under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual commitment fees of .11% are charged on the unused portion of the credit line. For the year ended July 31, 2002, the Trust recognized commitment fee expenses of approximately $598,500. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .50%. There have been no borrowings under this agreement to date.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

    At July 31, 2002, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT       VALUE
SELLING PARTICIPANT                                             (000)       (000)
Goldman Sachs...............................................   $11,661     $ 8,221
JPMorgan Chase Bank.........................................     8,339       8,110
Deutsche Bank Trust Company.................................     2,675       2,632
                                                               -------     -------
Total.......................................................   $22,675     $18,963
                                                               =======     =======

9. LITIGATION

On September 28, 2001 and October 11, 2001, separate complaints were filed in the United States District Court for the Northern District of Illinois each by a shareholder of the Trust against the Trust, the Adviser, Van Kampen Funds Inc. and certain directors and officers of the Trust. The respective complaints, framed as class actions, allege misstatements and omissions in the Trust's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was certified on or about August 26, 2002. The consolidated action is entitled Abrams et al. v. Van Kampen Funds, Inc., et al., No. 01 C 7538 (N.D. Ill., Hart J.).

                                                                      APPENDIX C

                     STATEMENT OF ADDITIONAL INFORMATION OF

                      VAN KAMPEN SENIOR FLOATING RATE FUND

                            DATED NOVEMBER 27, 2002

                      VAN KAMPEN SENIOR FLOATING RATE FUND
                   SUPPLEMENT DATED DECEMBER 11, 2002 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2002

  The Statement of Additional Information is hereby supplemented as follows:

  1) In the "TRUSTEES AND OFFICERS" section, under "INTERESTED TRUSTEES", delete and replace the information in the "PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS" column for Richard F. Powers, III with the following:

        Mr. Powers is Chairman of the Board, Trustee/Director of funds in the Fund Complex. Prior to December 2002, Mr. Powers was Chairman, Director, President, Chief Executive Officer and Managing Director of Van Kampen; Chairman, Director, Chief Executive Officer and Managing Director of the Advisers, Distributor, Van Kampen Advisors Inc. and Van Kampen Management Inc.; Director of other subsidiaries of Van Kampen and Chief Sales and Marketing Officer of Morgan Stanley Asset Management Inc. Prior to May 1998, Mr. Powers was Executive Vice President and Director of Marketing of Morgan Stanley and Director of Dean Witter Discover & Co. and Dean Witter Realty. Prior to 1996, Mr. Powers was Director of Dean Witter Reynolds Inc.

  2) In the "TRUSTEES AND OFFICERS" section, under "OFFICERS", add the following the information:

Mitchell M. Merin (49)    President and      Officer     President and Chief Executive Officer of
1221 Avenue of            Chief Executive    since 2002  funds in the Fund Complex since December
the Americas              Officer                        2002. Trustee/Director of certain funds
New York, NY 10020                                       in the Fund Complex. President and Chief
                                                         Operating Officer of Morgan Stanley since
                                                         December 1998. President and Director
                                                         since April 1997 and Chief Executive
                                                         Officer since June 1998 of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan
                                                         Stanley Services Company Inc. Chairman,
                                                         Chief Executive Officer and Director of
                                                         Morgan Stanley Distributors Inc. since
                                                         June 1998. Chairman since June 1998, and
                                                         Director since January 1998 of Morgan
                                                         Stanley Trust. Director of various Morgan
                                                         Stanley subsidiaries. President of the
                                                         Morgan Stanley Funds since May 1999.
                                                         Previously Chief Strategic Officer of
                                                         Morgan Stanley Investment Advisors Inc.
                                                         and Morgan Stanley Services Company Inc.
                                                         and Executive Vice President of Morgan
                                                         Stanley Distributors Inc. April 1997-
                                                         June 1998, Vice President of the Morgan
                                                         Stanley Funds May 1997-April 1999, and
                                                         Executive Vice President of Dean Witter,
                                                         Discover & Co. prior to May 1997.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               SFR SPT SAI 12/02

                      VAN KAMPEN SENIOR FLOATING RATE FUND

                      STATEMENT OF ADDITIONAL INFORMATION

  Van Kampen Senior Floating Rate Fund (the "Fund") is a non-diversified, closed-end management investment company whose investment objective is to provide a high level of current income, consistent with preservation of capital. This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated November 27, 2002 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge, by calling 1-800-341-2911, or for Telecommunications Device for the Deaf, 1-800-421-2833. This Statement of Additional Information incorporates by reference the entire Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Investment Objective and Policies and Special Risk
  Considerations............................................  B- 2
Investment Restrictions.....................................  B- 2
Trustees and Officers.......................................  B- 4
Portfolio Transactions......................................  B-11
Management of the Fund......................................  B-12
Dividend Reinvestment Plan..................................  B-15
Net Asset Value.............................................  B-15
Taxation....................................................  B-17
Repurchase of Shares........................................  B-20
Independent Auditors........................................  B-22
Report of Independent Auditors..............................  F- 1
Audited Financial Statements for the Year Ended July 31,
  2002......................................................  F- 2
Notes to Audited Financial Statements.......................  F-20

  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

      THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED NOVEMBER 27, 2002.
                                                                   SFR SAI 11/02

                       INVESTMENT OBJECTIVE AND POLICIES
                        AND SPECIAL RISK CONSIDERATIONS

  The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate senior loans ("Senior Loans"). Although the Fund's net asset value will vary, the Fund's policy of acquiring interests in floating or variable rate Senior Loans should minimize the fluctuations in the Fund's net asset value as a result of changes in interest rates. The Fund's net asset value may be affected by changes in borrower credit quality and other factors with respect to Senior Loan interests in which the Fund invests. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective. For further discussion of the characteristics of Senior Loan interests and associated special risk considerations, see "Investment Objective and Policies" and "Special Risk Considerations" in the Prospectus.

                            INVESTMENT RESTRICTIONS

  The Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority (defined as the lesser of (i) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at such meeting, or (ii) more than 50% of the outstanding voting securities) of the Fund's outstanding Shares. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. In accordance with the foregoing, the Fund may not:

   1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the Borrower under a Loan Agreement and the Lender selling a Participation to the Fund together with any other persons interpositioned between such Lender and the Fund with respect to a Participation.

   2. Purchase any security if, as a result of such purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for purposes of this restriction); provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

   3. Issue senior securities (including borrowing money or entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes, or pledge its assets other than to secure such issuance or in connection with hedging transactions, when-issued and delayed delivery transactions and similar investment strategies. The Fund will not purchase additional portfolio securities at any time that borrowings, including the Fund's commitments pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (after giving effect to the amount borrowed).

   4. Make loans of money or property to any person, except for obtaining interests in Senior Loans in accordance with its investment objective, through loans of portfolio securities or the acquisition of securities subject to repurchase agreements.

   5. Buy any security "on margin." Neither the deposit of initial or variation margin in connection with hedging transactions nor short-term credits as may be necessary for the clearance of such transactions is considered the purchase of a security on margin.

   6. Sell any security "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except to the extent that the hedging transactions in which the Fund may engage would be deemed to be any of the foregoing transactions.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of or granting of interests in Senior Loans or other securities acquired by the Fund.

   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under Loan Agreements would be deemed to constitute such control or participation.

   9. Invest in securities of other investment companies, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time. The Fund will rely on representations of Borrowers in Loan Agreements in determining whether such Borrowers are investment companies.

  10. Buy or sell oil, gas or other mineral leases, rights or royalty contracts except pursuant to the exercise by the Fund of its rights under Loan Agreements. In addition, the Fund may purchase securities of issuers which deal in, represent interests in or are secured by interests in such leases, rights or contracts.

  11. Purchase or sell real estate, commodities or commodities contracts except pursuant to the exercise by the Fund of its rights under Loan Agreements, except to the extent the interests in Senior Loans the Fund may invest in are considered to be interests in real estate, commodities or commodities contracts and except to the extent that hedging instruments the Fund may invest in are considered to be commodities or commodities contracts.

  12. Notwithstanding the investment policies and restrictions of the Fund, upon approval of the Board of Trustees, the Fund may invest all or part of its investable assets in a management investment company with substantially the same investment objective, policies and restrictions as the Fund.

  For purposes of investment restriction number 2, the Fund will consider all relevant factors in determining whether to treat the Lender selling a Participation and any persons interpositioned between such Lender and the Fund as an issuer, including: the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and the Fund's custodian); the credit quality of such Lender or interpositioned person; general economic conditions applicable to such Lender or interpositioned person; and other factors relating to the degree of credit risk, if any, of such Lender or interpositioned person incurred by the Fund.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that the annual portfolio turnover rate of the Fund will not be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by the Fund and its shareholders.

  FUND STRUCTURE. The Fund's fundamental investment policies and restrictions give the Fund the flexibility to pursue its investment objective through a fund structure commonly known as a "master-feeder" structure. If the Fund converts to a master-feeder structure, the existing shareholders of the Fund would continue to hold their shares of the Fund and the Fund would become a feeder-fund of the master-fund. The value of a shareholder's shares would be the same immediately after any conversion as the value immediately before such conversion. Use of this master-feeder structure potentially would result in increased assets invested among the collective investment vehicle of which the Fund would be a part, thus allowing operating expenses to be spread over a larger asset base, potentially achieving economies of scale. The Fund's Board of Trustees presently does not intend to affect any conversion of the Fund to a master-feeder structure.

                             TRUSTEES AND OFFICERS

  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and officers of the Trust and their principal occupations for the last five years, other directorships held by the trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." For purposes hereof, the term "Fund Complex" includes each of the investment companies advised by the Advisers. Trustees serve until their successors are duly elected and qualified. Officers are annually elected by the trustees.

                              INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                                                                     FUNDS IN
                                         TERM OF                                       FUND
                                        OFFICE AND                                    COMPLEX
                           POSITION(S)  LENGTH OF                                    OVERSEEN
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             BY       OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS               TRUSTEE    HELD BY TRUSTEE
----------------------     -----------  ----------  -----------------------          ---------   -------------------
David C. Arch (57)         Trustee      Trustee     Mr. Arch is Chairman and Chief      37       Mr. Arch is a member of
Blistex Inc.                            since 1998  Executive Officer of Blistex                 the Board of Directors of
1800 Swift Drive                                    Inc., a consumer health care                 the Heartland Alliance, a
Oak Brook, IL 60523                                 products manufacturer, and                   non- profit organization
                                                    former Director of the World                 serving human needs based
                                                    Presidents Organization-Chicago              in Chicago.
                                                    Chapter. Mr. Arch is also a
                                                    Trustee or Managing General
                                                    Partner of other investment
                                                    companies advised by the
                                                    Advisers.
Rod Dammeyer (62)          Trustee      Trustee     Mr. Dammeyer is President of        37       Mr. Dammeyer is a member
CAC, llc.                               since 1998  CAC, llc., a private company                 of the Board of Directors
676 North Michigan Avenue                           offering capital investment and              of TeleTech Holdings
Suite 2800                                          management advisory services.                Inc., Stericycle, Inc.,
Chicago, IL 60611                                   Mr. Dammeyer is also a Trustee               GATX Corporation,
                                                    or Managing General Partner of               Therasence, Inc. and
                                                    other investment companies                   Peregrine Systems Inc.
                                                    advised by the Advisers. Prior               and a member of the Board
                                                    to February 2001, Mr. Dammeyer               of Trustees of the
                                                    was Vice Chairman and Director               University of Chicago
                                                    of Anixter International, Inc.               Hospitals and Health
                                                    and IMC Global Inc. Prior to                 Systems. Prior to July
                                                    July 2000, Mr. Dammeyer was a                2000, Mr. Dammeyer was a
                                                    Managing Partner of Equity                   member of the Board of
                                                    Group Corporate Investment                   Directors of Allied Riser
                                                    (EGI), a company that makes                  Communications Corp.,
                                                    private investments in other                 Matria Healthcare Inc.,
                                                    companies. Prior to 1997, Mr.                Transmedia Networks,
                                                    Dammeyer was President, Chief                Inc., CNA Surety, Corp.
                                                    Executive Officer and a                      and Grupo Azcarero Mexico
                                                    Director of Great American                   (GAM). Prior to April
                                                    Management & Investment, Inc.,               1999, Mr. Dammeyer was a
                                                    a diversified manufacturing                  Director of Metal
                                                    company.                                     Management, Inc. Prior to
                                                                                                 1998, Mr. Dammeyer was a
                                                                                                 Director of Lukens, Inc.,
                                                                                                 Capsure Holdings Corp.,
                                                                                                 Revco D.S., Inc., the
                                                                                                 Chase Manhattan
                                                                                                 Corporation National
                                                                                                 Advisory Board and Sealy,
                                                                                                 Inc. Prior to 1997, Mr.
                                                                                                 Dammeyer was a Director
                                                                                                 of Flacon Building
                                                                                                 Products, Inc.

                                                                                     NUMBER OF
                                                                                     FUNDS IN
                                         TERM OF                                       FUND
                                        OFFICE AND                                    COMPLEX
                           POSITION(S)  LENGTH OF                                    OVERSEEN
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             BY       OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS               TRUSTEE    HELD BY TRUSTEE
----------------------     -----------  ----------  -----------------------          ---------   -------------------
Howard J Kerr (66)         Trustee      Trustee     Mr. Kerr is a Trustee or            37       Mr. Kerr is a Director of
736 North Western Avenue                since 1998  Managing General Partner of                  Canbra Foods, Ltd., a
P.O. Box 317                                        other investment companies                   Canadian oilseed
Lake Forest, IL 60045                               advised by the Advisers. Prior               crushing, refining,
                                                    to 1998, Mr. Kerr was the                    processing and packaging.
                                                    President and Chief Executive                operation, and the Marrow
                                                    Officer of Pocklington                       Foundation, and Lake
                                                    Corporation, Inc., an                        Forest Bank & Trust.
                                                    Investment holding company.
Theodore A. Myers (72)     Trustee      Trustee     Mr. Myers is a financial            37       Mr. Myers is a Director
550 Washington Avenue                   since 1998  consultant. Mr. Myers is also a              of Met Life Investors
Glencoe, IL 60022                                   Trustee or Managing General                  (formerly known as COVA
                                                    Partner of other investment                  Financial Life
                                                    companies advised by the                     Insurance). Prior to
                                                    Advisers. Prior to 1998, Mr.                 1997, Mr. Myers was a
                                                    Myers was a Senior Financial                 Director of McLouth
                                                    Advisor (and, prior to 1997, an              Steel.
                                                    Executive Vice President, Chief
                                                    Financial Officer and Director)
                                                    of Qualitech Steel Corporation,
                                                    a producer of high quality
                                                    engineered steels for
                                                    automotive, transportation and
                                                    capital goods industries. Prior
                                                    to 1997, Mr. Myers was a member
                                                    of the Arthur Andersen Chief
                                                    Financial Officers' Committee.
Hugo F. Sonnenschein (61)  Trustee      Trustee     Mr. Sonnenschein is President       37       Mr. Sonnenschein is a
1126 E. 59th Street                     since 1998  Emeritus and Honorary Trustee                Director of Winston
Chicago, IL 60637                                   of the University of Chicago                 Laboratories, Inc.
                                                    and the Hutchinson
                                                    Distinguished Service Professor
                                                    in the Department of Economics
                                                    at the University of Chicago.
                                                    Prior to July 2000, Mr.
                                                    Sonnenschein was President of
                                                    the University of Chicago. Mr.
                                                    Sonnenschein is a member of the
                                                    Board of Trustees of the
                                                    University of Rochester and a
                                                    member of its investment
                                                    committee. Mr. Sonnenschein is
                                                    a member of the National
                                                    Academy of Sciences, the
                                                    American Philosophical Society,
                                                    and a fellow of the American
                                                    Academy of Arts and Sciences.
                                                    Mr. Sonnenschein is also a
                                                    Trustee or Managing General
                                                    Partner of other investment
                                                    companies advised by the
                                                    Advisers.

                              INTERESTED TRUSTEES*

                                                                                     NUMBER OF
                                                                                     FUNDS IN
                                         TERM OF                                       FUND
                                        OFFICE AND                                    COMPLEX
                           POSITION(S)  LENGTH OF                                    OVERSEEN
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             BY       OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE         TRUST       SERVED    DURING PAST 5 YEARS               TRUSTEE    HELD BY TRUSTEE
---------------------      -----------  ----------  -------------------------------  ---------   -------------------------
Richard F. Powers, III*    Chairman     Trustee     Mr. Powers is Chairman,             96
(56)                                    since 1999  Director, President, Chief
1 Parkview Plaza                                    Executive Officer and Managing
Oakbrook Terrace, IL                                Director of Van Kampen;
60181                                               Chairman, Director, Chief
                                                    Executive Officer and Managing
                                                    Director of the Advisers,
                                                    Distributor, Van Kampen
                                                    Advisors Inc. and Van Kampen
                                                    Management Inc.; Director of
                                                    other subsidiaries of Van
                                                    Kampen; and Chief Sales and
                                                    Marketing Officer of Morgan
                                                    Stanley Asset Management Inc.
                                                    Mr. Powers is also Chairman of
                                                    the Board, Trustee/Director and
                                                    President of funds in the Fund
                                                    Complex. Prior to May 1998, Mr.
                                                    Powers was Executive Vice
                                                    President; and Director of
                                                    Marketing of Morgan Stanley and
                                                    Director of Dean Witter
                                                    Discover & Co. and Dean Witter
                                                    Realty. Prior to 1996, Mr.
                                                    Powers was Director of Dean
                                                    Witter Reynolds Inc.
Wayne W. Whalen* (63)      Trustee      Trustee     Mr. Whalen is a Partner in the      96
333 West Wacker Drive                   since 1998  law firm of Skadden, Arps,
Chicago, IL 60606                                   Slate, Meagher & Flom
                                                    (Illinois), legal counsel to
                                                    certain funds advised by the
                                                    Advisers. Mr. Whalen is a
                                                    Trustee, Director or Managing
                                                    General Partner of other funds
                                                    advised by the Advisers.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person to certain of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Mr. Powers is an interested person of such funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

                                    OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
------------------               -----------      ----------  -----------------------
Stephen L. Boyd (61)          Vice President      Officer     Managing Director and Chief Investment Officer of Van
2800 Post Oak Blvd.                               since 1998  Kampen Investments, and Managing Director and President of
45th Floor                                                    the Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                             President and Chief Investment Officer of funds in the
                                                              Fund Complex. Prior to December 2000, Executive Vice
                                                              President and Chief Investment Officer of Van Kampen
                                                              Investments, and President and Chief Operating Officer of
                                                              the Advisers. Prior to April 2000, Executive Vice
                                                              President and Chief Investment Officer for Equity
                                                              Investments of the Advisers. Prior to October 1998, Vice
                                                              President and Senior Portfolio Manager with AIM Capital
                                                              Management, Inc. Prior to February 1998, Senior Vice
                                                              President and Portfolio Manager of Van Kampen American
                                                              Capital Asset Management, Inc., Van Kampen American
                                                              Capital Investment Advisory Corp. and Van Kampen American
                                                              Capital Management, Inc.
Joseph J. McAlinden (59)      Chief Investment    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer             since 2002  Stanley Investment Advisors Inc., Morgan Stanley
New York, NY 10020                                            Investments LP and Director of Morgan Stanley Trust for 5
                                                              years.
A. Thomas Smith III (45)      Vice President and  Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of Americas       Secretary           since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
New York, NY 10020                                            Distributor, Investor Services and certain other
                                                              subsidiaries of Van Kampen Investments. Managing Director
                                                              and General Counsel-Mutual Funds of Morgan Stanley
                                                              Investment Advisors, Inc. Vice President or Principal
                                                              Legal Officer and Secretary of funds in the Fund Complex.
                                                              Prior to July 2001, Managing Director, General Counsel,
                                                              Secretary and Director of Van Kampen Investments, the
                                                              Advisers, the Distributor, Investor Services, and certain
                                                              other subsidiaries of Van Kampen Investments. Prior to
                                                              December 2000, Executive Vice President, General Counsel,
                                                              Secretary and Director of Van Kampen Investments, the
                                                              Advisers, Van Kampen Advisors Inc., the Distributor,
                                                              Investor Services and certain other subsidiaries of Van
                                                              Kampen Investments. Prior to January 1999, Vice President
                                                              and Associate General Counsel to New York Life Insurance
                                                              Company ("New York Life"), and prior to March 1997,
                                                              Associate General Counsel of New York Life. Prior to
                                                              December 1993, Assistant General Counsel of The Dreyfus
                                                              Corporation. Prior to August 1991, Senior Associate,
                                                              Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                              Attorney at the Securities and Exchange Commission,
                                                              Division of Investment Management, Office of Chief
                                                              Counsel.
John R. Reynoldson (49)       Vice President      Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                  since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                    July 2001, Principal and Co-head of the Fixed Income
                                                              Department of the Advisers and Van Kampen Advisors Inc.
                                                              Prior to December 2000, Senior Vice President of the
                                                              Advisers and Van Kampen Advisors Inc. Prior to May 2000,
                                                              he managed the investment grade taxable group for the
                                                              Advisers since July 1999. From July 1988 to June 1999, he
                                                              managed the government securities bond group for Asset
                                                              Management. Mr. Reynoldson has been with Asset Management
                                                              since April 1987.
John L. Sullivan (47)         Vice President,     Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Chief Financial     since 1998  and Van Kampen Advisors Inc. Vice President, Chief
Oakbrook Terrace, IL 60181    Officer and                     Financial Officer and Treasurer of funds in the Fund
                              Treasurer                       Complex. Head of Fund Accounting for Morgan Stanley
                                                              Investment Management.
John H. Zimmermann, III (44)  Vice President      Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                       since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                           Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                         Prior to December 2000, President of Van Kampen Insurance
                                                              Agency of Illinois Inc., and Senior Vice President and
                                                              Director of Van Kampen Investments. From November 1992 to
                                                              December 1997, Mr. Zimmermann was Senior Vice President of
                                                              the Distributor.

  As of the date of this Statement of Additional Information, each Trustee serves as a trustee or managing general partner of the same 37 operating investment companies in the Fund Complex (the "Closed-End Fund Complex"). The compensation of Trustees and executive officers that are affiliated persons (as defined in the 1940 Act) of Advisory Corp., Asset Management, or Van Kampen Investments is paid by the respective entity. The funds in the Closed-End Fund Complex, including the Funds, pay the non-affiliated Trustees an annual retainer and meeting fees, plus expenses incurred in connection with such meeting. Funds in the Closed-End Fund Complex pay an annual Closed-End Fund Complex retainer in an amount equal to the product of $2,500 multiplied by the number of funds in the Closed-End Fund Complex, which retainer is then allocated among the funds in the Closed-End Fund Complex based on the relative net assets of such funds, and meeting fees of $250 per meeting per fund, plus reimbursement of expenses incurred in connection with such meeting.

  Each fund in the Closed-End Fund Complex (except the Van Kampen Exchange Fund) provides a deferred compensation plan to its non-affiliated Trustees that allows such trustees to defer receipt of compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Closed-End Fund Complex as more fully described below. Each fund in the Closed-End Fund Complex (except the Van Kampen Exchange Fund) also provides a retirement plan to its non-affiliated Trustees that provides non-affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.

  Each non-affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such non-affiliated Trustee until retirement. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to the return on the common shares of such fund or other funds in the Closed-End Fund Complex as selected by the respective non-affiliated Trustee, with the same economic effect as if such non-affiliated Trustee had invested in one or more funds in the Closed-End Fund Complex, including the Funds. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the non-affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the respective Fund.

  Each Fund has adopted a retirement plan. Under the retirement plan, a non-affiliated Trustee who is receiving trustee's compensation from a Fund prior to such non-affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) for such Fund and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such Trustee's retirement from such Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from a Fund.

  Additional information regarding compensation and benefits for Trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Fund's most recently completed fiscal year end in 2001 or the Closed-End Fund Complex's most recently completed calendar year ended December 31, 2001.

                               COMPENSATION TABLE

                                                                  CLOSED-END FUND COMPLEX
                                               --------------------------------------------------------------
                                 AGGREGATE     ESTIMATED AGGREGATE
                               COMPENSATION        PENSION OR                              TOTAL COMPENSATION
                                  BEFORE       RETIREMENT BENEFITS   ESTIMATED AGGREGATE    BEFORE DEFERRAL
                               DEFERRAL FROM     ACCRUED AS PART       ANNUAL BENEFITS      FROM CLOSED-END
           NAME(1)              THE FUND(2)      OF EXPENSES(3)      UPON RETIREMENT(4)     FUND COMPLEX(5)
           -------             -------------   -------------------   -------------------   ------------------
David C. Arch................     $4,919              13,789               $90,000               152,000
Rod Dammeyer.................      4,919              25,218                90,000               152,250
Howard J Kerr................      4,919              49,429                89,000               152,250
Theodore A. Myers............      4,919              91,890                85,000               152,250
Hugo F. Sonnenschein.........      4,919              25,614                90,000               152,250
Wayne W. Whalen..............      4,919              28,723                90,000               152,250

---------------
(1) Mr. Powers is an affiliated persons of the Advisers and Van Kampen Investments, and does not receive compensation or retirement benefits from the Funds.

(2) The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year ended July 31, 2002. The following trustees deferred compensation from the Fund during the fiscal year ended July 31, 2002: Mr. Dammeyer, $4,919, Mr. Sonnenschein, $4,919, and Mr. Whalen, $4,919. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Closed-End Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustees had invested in one or more funds in the Closed-End Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee, including former trustees, from the Fund as of the Fund's fiscal year ended July 31, 2002 is as follows: Mr. Dammeyer, $28,374, Mr. Kerr, $2,751, Mr. Sonnenschein, $28,752, and Mr. Whalen, $28,881. The deferred compensation plan is described above the Compensation Table.

(3) The amounts shown in this column represent the sum of the estimated pension or retirement benefit accruals expected to be accrued by the operating funds in the Closed-End Fund Complex for their respective fiscal years ended in 2001. The retirement plan is described above the compensation table.

(4) For each trustee, the amounts shown in this column represent the sum of the estimated annual benefits upon retirement payable per year by the current operating funds in the Closed-End Fund Complex for each year of the 10-year period commencing in the year of such Trustee's anticipated retirement. Each Fund is expected to pay benefits of $2,500 per year for each of the 10-year period commencing in the year of such trustee's retirement to those Trustees who retire at or over the age of 60 and with at least ten years of service to each Fund. The retirement plan is described above the compensation table.

(5) The amounts shown in this column are accumulated from the aggregate compensation of the 37 operating investment companies in the Closed-End Fund Complex for the calendar year ended December 31, 2001 before deferral by the Trustees under the deferred compensation plan. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the Common Shares of the Fund or the common shares of other funds in the Closed-End Fund Complex as selected by the respective trustee. To the extent permitted by the 1940 Act, the respective fund may invest in securities of the funds selected by the Trustees in order to match the deferred compensation obligation. The Advisers or their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Whalen and Powers, the Trustees are not trustees of such other investment companies. Combining the Closed-End Fund Complex with other investment companies advised by the Advisers or their affiliates, Mr. Whalen earned Total Compensation of $276,650 for the year ended December 31, 2001.

  During the Fund's last fiscal year, the Board of Trustees had two standing committees (an audit committee, and a retirement plan committee) and one ad hoc committee (a nominating committee). The Fund's audit committee consists of Messrs. Arch, Dammeyer, Kerr, Myers and Sonnenschein. The audit committee makes recommendations to the Board of Trustees concerning the selection of the Fund's independent public accountants, reviews with such accountants the scope and results of the Fund's annual audit and considers any comments which the accountants may have regarding the Fund's financial statements, books of account or internal controls. The Board's retirement plan committee consists of Messrs. Arch, Dammeyer and Sonnenschein. The retirement plan committee is responsible for reviewing the terms of the Fund's retirement plan and reviews any administrative matters which arise with respect thereto. During the Fund's last fiscal year, the audit committee of the Board held 2 meetings. The retirement plan committee of the Board does not meet on a regular basis, but does meet on an ad hoc basis as necessary to administer the retirement plan. The trustees of the Fund who are not "interested persons" of the Fund (as defined by the 1940 Act) (referred to herein as "Independent Trustees" or "Non-Interested Trustees") select and nominate any other non-interested trustees of the Fund. While the non-interested trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Board of Trustees as they deem appropriate, they will review nominations from shareholders to fill any vacancies. Nominations from shareholders should be in writing and addressed to the non-interested trustees at the Fund's office.

  In addition to deferred compensation balances as described in the Compensation Table, as of December 31, 2001, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Fund beneficially owned equity securities of the Fund and of all of the funds in the Closed-End Fund Complex overseen by the trustee in the dollar range amounts specified below.

                2001 TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES

INDEPENDENT TRUSTEES

                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                           DOLLAR RANGE OF       SECURITIES IN ALL REGISTERED INVESTMENT
                          EQUITY SECURITIES        COMPANIES OVERSEEN BY TRUSTEE IN THE
NAME OF TRUSTEE              IN THE FUND                 CLOSED-END FUND COMPLEX
---------------           -----------------      ---------------------------------------
David C. Arch                   none                         $50,001-$100,000
Rod Dammeyer                    none                          over $100,000
Howard J. Kerr                  none                            $1-$10,000
Theodore A. Myers               none                          over $100,000
Hugo F. Sonnenschein            none                         $10,001-$50,000

INTERESTED TRUSTEES

                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                           DOLLAR RANGE OF       SECURITIES IN ALL REGISTERED INVESTMENT
                          EQUITY SECURITIES        COMPANIES OVERSEEN BY TRUSTEE IN THE
NAME OF TRUSTEE              IN THE FUND                 CLOSED-END FUND COMPLEX
---------------           -----------------   ----------------------------------------------
Richard F. Powers, III          none                            $1-$10,000
Wayne W. Whalen                 none                          over $100,000

  As of November 5, 2002, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

  The Fund, the Adviser and VKF have adopted Codes of Ethics (collectively, the "Code of Ethics") that set forth general and specific standards relating to the securities trading activities of their employees. The Code of

Ethics does not prohibit employees from acquiring securities that may be purchased or held by the Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Fund or other Van Kampen funds, or that such employees take unfair advantage of their relationship with the Fund. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of the Fund or other Van Kampen funds or who otherwise are involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             PORTFOLIO TRANSACTIONS

  With respect to interests in Senior Loans, the Fund generally will engage in privately negotiated transactions for purchase or sale in which the Adviser will negotiate on behalf of the Fund, although a more developed market may exist for certain Senior Loans. The Fund may be required to pay fees, or forgo a portion of interest and any fees payable to the Fund, to the Lender selling Participations or Assignments to the Fund. The Adviser will determine the Lenders from whom the Fund will purchase Assignments and Participations by considering their professional ability, level of service, relationship with the Borrower, financial condition, credit standards and quality of management. The illiquidity of many Senior Loans may restrict the ability of the Adviser to locate in a timely manner persons willing to purchase the Fund's interests in Senior Loans at a fair price should the Fund desire to sell such interests. See "Special Risk Considerations" in the Prospectus. Affiliates of the Adviser may participate in the primary and secondary market for Senior Loans. Because of certain limitations imposed by the 1940 Act, this may restrict the Fund's ability to acquire some Senior Loans. The Adviser does not believe that this will have a material effect on the Fund's ability to acquire Senior Loans consistent with its investment policies.

  With respect to investments other than in Senior Loans, the Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits so obtained are available for all clients of the Adviser. Because statistical and other research information only supplements the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce materially its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration the fact that certain firms have sold Shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Adviser and may select firms that are affiliated with the Fund, the Adviser, the Distributor or Van Kampen Investments. The Fund paid brokerage fees of $0 for each of the fiscal years ended July 31, 2000, 2001 and 2002.

  If it is believed to be in the best interest of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of services described above, even if the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if the Adviser did not consider the broker's furnishing of such services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

  If purchases or sales of financial instruments for the Fund and for one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such financial instruments will be allocated among the several investment companies and clients, in a manner deemed equitable by the Adviser, to each such investment company or client, taking into account their respective sizes and the aggregate amount of financial instruments to be purchased or sold. In this regard allocations of Senior Loans by the Adviser will be made taking into account a variety of factors, including the assets of such clients then available for investment in Senior Loans, such clients' relative net asset value and such clients' investment objectives, policies and limitations. Although in some cases this procedure could have a detrimental effect on the price paid by the Fund for the financial instrument or the volume of the financial instrument purchased by the Fund, the ability to participate in volume transactions and to negotiate lower commissions, fees and expenses possibly could benefit the Fund.

  Although the Adviser will be responsible for the management of the Fund's portfolio, the policies and practices in this regard must be consistent with the foregoing and will be subject at all times to review by the Trustees of the Fund. The Fund anticipates that the annual portfolio turnover rate will not exceed 100%.

  The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act, which requires that the commissions paid to affiliates of the Fund, or to affiliates of such persons, be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar financial instruments during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After review of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commissions given to brokers that are affiliated with the Fund.

                             MANAGEMENT OF THE FUND

THE ADVISER

  The Adviser was incorporated as a Delaware corporation in 1982. The Adviser is a wholly-owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly-owned subsidiary of Morgan Stanley. The Adviser's principal office is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

  Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $65 billion under management or supervision as of September 30, 2002. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by financial advisers nationwide.

  Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

INVESTMENT ADVISORY AGREEMENT

  The investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund was approved by the shareholders of the Fund in February 1998. The Advisory Agreement continues from year to year, unless earlier terminated as described below, if approved annually (a) by the Trustees of the Fund or by a majority of the Fund's Shares and (b) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party, in compliance with the requirements of the 1940 Act. The Advisory Agreement may be terminated without penalty upon 60 days written notice by either party (in the case of the Fund, such termination may be effected by the Board of Trustees or by a majority of the Shares) and will automatically terminate in the event of assignment. The Adviser may in its sole discretion from time to time waive all or a portion of the advisory fee or reimburse the Fund for all or a portion of its other expenses.

  In approving the Advisory Agreement, the Board of Trustees, including the non-interested Trustees, considered the nature, quality and scope of the services provided by the Adviser, the performance, fees and expenses of the Fund compared to other similar investment companies, the Adviser's expenses in providing the services and the profitability of the Adviser and its affiliated companies. The Board of Trustees also reviewed the benefit to the Adviser of receiving third party research paid for by Fund assets and the propriety of such an arrangement and evaluated other benefits the Adviser derives from its relationship with the Fund. The Board of Trustees considered the extent to which any economies of scale experienced by the Adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies at different asset levels, and considered the trends in the industry versus historical and projected sales and redemptions of the Fund. The Board of Trustees reviewed reports from third parties about the foregoing factors and considered changes, if any, in such items since its previous approval. The Board of Trustees discussed the financial strength of the Adviser and its affiliated companies and the capability of the personnel of the Adviser. The Board of Trustees reviewed the statutory and regulatory requirements for approval of advisory agreements. The Board of Trustees, including the non-interested Trustees, evaluated all of the foregoing and determined, in the exercise of its business judgment, that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

  The investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of financial institutions through whom the Fund's portfolio transactions are executed. The Adviser also furnishes necessary facilities and equipment, and permits its officers and employees to serve without compensation as trustees and officers of the Fund if duly elected to such positions. For the fiscal years ended July 31, 2000, 2001 and 2002, the Fund recognized investment advisory fees pursuant to the Advisory Agreement of approximately $15,073,900, $9,381,800 and $4,610,200, respectively.

  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

  The Trustees are responsible for the overall management and supervision of the Fund's affairs. The Adviser's activities are subject to the review and supervision of the Trustees to whom the Adviser renders periodic reports of the Fund's investment activities.

LITIGATION INVOLVING THE ADVISER

  On September 28, 2001 and October 11, 2001, separate complaints seeking an unspecified amount of damages were filed in the United States District Court for the Northern District of Illinois each by a shareholder of the Van Kampen Prime Rate Income Trust (the "Trust") against the Trust, the Adviser, the Distributor and certain directors and officers of the Trust. The respective complaints, framed as class actions, allege misstatements and omissions in the Trust's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was certified on or about August 26, 2002. The consolidated action is entitled Abrams et al. v. Van Kampen Funds, Inc., et al., No. 01 C 7538 (N.D. Ill., Hart J.). The Adviser does not believe such litigation will have a material adverse affect on the Trust or the Adviser's ability to render services to the Fund.

THE ADMINISTRATOR

  The administrator for the Fund is Van Kampen Investments (in such capacity, the "Administrator"). For the fiscal years ended July 31, 2000, 2001 and 2002, the Fund recognized administrative fees pursuant to the Administration Agreement of approximately $3,966,800, $2,468,900 and $1,213,200, respectively.

  The Fund pays all other expenses incurred in the operation of the Fund including, but not limited to, direct charges relating to the purchase and sale of financial instruments in its portfolio, interest charges, fees and expenses of legal counsel and independent auditors, taxes and governmental fees, cost of share certificates, expenses (including clerical expenses) of issuance, sale or repurchase of any of the Fund's portfolio holdings, expenses in connection with the Fund's dividend reinvestments, membership fees in trade associations, expenses of registering and qualifying the Shares of the Fund for sale under federal and state securities laws, expenses of printing and distributing reports, notices and proxy materials to existing holders of Shares, expenses of filing reports and other documents filed with governmental agencies, expenses of annual and special meetings of holders of Shares, fees and disbursements of the transfer agents, custodians and sub-custodians, expenses of disbursing dividends and distributions, fees, expenses and out-of-pocket costs of Trustees of the Fund who are not affiliated with the Adviser, insurance premiums, indemnification and other expenses not expressly provided for in the Advisory Agreement or the Administration Agreement and any extraordinary expenses of a nonrecurring nature.

SERVICE PLAN

  In addition to the fees and expenses described herein, the Fund has adopted a Service Plan (the "Service Plan") designed to meet the service fee requirements of the sales charge rule of the NASD. The Service Plan has been approved by the independent Trustees of the Fund, who have no direct or indirect financial interest in the Service Plan, and by all of the Trustees of the Fund.

  The Service Plan provides that the Fund may make payments of service fees for personal services and/or the maintenance of shareholder accounts to the Distributor and broker-dealers and other persons in amounts not exceeding .25% of the Fund's average daily net assets for any fiscal year. The Trustees of the Fund have initially implemented the Service Plan by authorizing the Fund to make quarterly service fee payments to the Distributor and broker-dealers in amounts not expected to exceed .15% of the Fund's average daily net assets for each fiscal year. For the fiscal years ended July 31, 2000, 2001 and 2002, the Fund recognized service fees paid pursuant to the Service Plan of approximately $2,380,100, $1,481,300 and $727,900, respectively.

  The Service Plan shall continue in effect indefinitely for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or any agreements related to the Service Plan (the "Plan Trustees") and (ii) all of the Trustees then in office cast in person at a meeting (or meetings) called for the purpose of voting on this Service Plan. The Service Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Fund in the manner described above. The Service Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Fund. Under the Service Plan, the Trustees shall review at least quarterly a written report of the amounts expended under the Service Plan and the purposes for which such expenditures were made.

  So long as the Service Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not such interested persons of the Adviser. The Trustees have determined that in their judgment there is a reasonable likelihood that the Service Plan will benefit the Fund and its shareholders.

OTHER AGREEMENTS

  LEGAL SERVICES AGREEMENT. The Fund and certain other funds advised by the Adviser or its affiliates have entered into a Legal Services Agreements pursuant to which Van Kampen Investments provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the funds for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel. Of the total costs for legal services provided to funds advised by the Adviser or its affiliates, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records. For the fiscal years ended July 31, 2000, 2001 and 2002, the Fund recognized legal fees pursuant to the Legal Services Agreement of approximately $22,500, $62,900 and $23,500, respectively.

                           DIVIDEND REINVESTMENT PLAN

  The Fund offers a Dividend Reinvestment Plan (the "Plan"). Under the Plan, Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in additional Shares. Unless you elect to participate in the Plan, you will receive distributions in cash.

  State Street Bank and Trust Company, as plan agent (the "Plan Agent"), serves as agent for Shareholders in administering the Plan. Participants in the Plan will receive Shares valued on the valuation date, at net asset value. The valuation date will be the dividend or distribution payment date or, if that date is not a business day, the next preceding business day.

  The Plan Agent maintains each Shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by Shareholders for personal and tax records. Shares will be held by the Plan Agent in non-certificated form in the name of the participant, and each Shareholder's proxy will include those Shares purchased pursuant to the Plan. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund.

  In the case of Shareholders, such as banks, brokers or nominees, which hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholders as representing the total amount registered in the record Shareholder's name and held for the account of beneficial owners who are participating in the Plan.

  The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

  Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Shareholders of the Fund.

  All registered Shareholders (other than brokers or nominees) will be mailed information regarding the Plan, including a form with which they may elect to participate in the Plan. Shareholders who intend to hold their Shares through a broker or nominee should contact such person to confirm that they may participate in the Plan and to determine the effect, if any, that a transfer of the account by the shareholder to another broker or nominee will have on continued participation in the Plan. A Shareholder may withdraw from the Plan at any time by contacting the Plan Agent at the address or telephone number set forth below. There is no penalty for non-participation in or withdrawal from the Plan, and Shareholders who have previously withdrawn from the Plan may rejoin it at any time. Changes in elections should be directed to the Plan Agent and should include the name of the Fund and the Shareholder's name and address as registered. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a Shareholder to take all subsequent dividends and distributions in cash. Elections will only be effective for dividends and distributions declared after, and with a record date of at least ten days after, such elections are received by the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided above, certificates for whole Shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a Share credited to such account. All correspondence concerning the dividend reinvestment plan should be directed to the State Street Bank and Trust Company, as Plan Agent, c/o Van Kampen Investor Services Inc., P.O. Box 218256, Kansas City, MO 64121-8256. Please call (800) 341-2911 between the hours of 7:00 a.m. and 7:00 p.m. Central Time if you have questions regarding the Plan.

                                NET ASSET VALUE

  The net asset value per share of the Fund's Shares is determined by calculating the total value of the Fund's assets, deducting its total liabilities, and dividing the result by the number of Shares outstanding. The net asset value will be computed on each business day as of 5:00 p.m. Eastern time. The Fund reserves the right to calculate the net asset value more frequently if deemed desirable.

  Senior Loans will be valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans and securities for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes and all other Senior Loans, securities and assets of the Fund are valued at fair value in good faith following procedures established by the Board of Trustees. Subject to criteria established by the Fund's Board of Trustees about the availability and reliability of market indicators obtained from independent pricing sources approved by the Board, certain Senior Loans will be valued on the basis of such indicators. Other Senior Loans will be valued by independent pricing sources approved by the Fund's Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by the Adviser by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loan interests. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loan interests in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and by the Fund's Trustees. To the extent that an active secondary trading market in Senior Loan interests develops to a reliable degree, the Fund may rely to an increasing extent on market prices and quotations in valuing Senior Loan interests in the Fund's portfolio. The Fund and Trustees will continue to monitor developments in the Senior Loan market and will make modifications to the current valuation methodology as deemed appropriate.

  It is expected that the Fund's net asset value will fluctuate as a function of interest rate and credit factors. Because of the short-term, adjustable rate nature of such instruments held by the Fund, however, the Fund's net asset value is expected to fluctuate less in response to changes in interest rates than the net asset values of investment companies with portfolios consisting primarily of traditional longer-term, fixed-income securities. In light of the senior nature of Senior Loan interests that may be included in the Fund's portfolio and taking into account the Fund's access to non-public information with respect to Borrowers relating to such Senior Loan interests, the Fund does not currently believe that consideration on a systematic basis of ratings provided by any nationally recognized statistical rating organization or price fluctuations with respect to long- or short-term debt of such Borrowers subordinate to the Senior Loans of such Borrowers is necessary for a determination of the value of such Senior Loan interests. Accordingly, the Fund generally will not systematically consider (but may consider in certain instances) and, in any event, will not rely upon such ratings or price fluctuations in determining the value of Senior Loan interests in the Fund's portfolio.

  Securities other than Senior Loans held in the Fund's portfolio (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation.

  Short-term obligations held by the Fund that mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

                                    TAXATION

FEDERAL INCOME TAXATION

  The Fund has elected and qualified, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets.

  If the Fund so qualifies and distributes each year to its Shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to Shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to Shareholders. As a Massachusetts business trust, the Fund will not be subject to any excise or income taxes in Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.

  To avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Shareholders) and all distributions out of the Fund's earnings and profits would be taxed to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

  Some of the Fund's investment practices are subject to special provisions of the Code that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited) and/or (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to Shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year to maintain its qualification as a regulated investment company and to avoid income and excise taxes. To generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

  Income from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Such taxes will not be deductible or creditable by shareholders. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions of the Fund's investment company taxable income are taxable to Shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional Shares. Distributions of the Fund's net capital gains as capital gain dividends, if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by such Shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a Shareholder's Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such Shareholder (assuming such Shares are held as a capital asset). For a summary of the maximum tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates" below. Distributions from the Fund generally will not be eligible for the corporate dividends received deduction. The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  Shareholders receiving distributions in the form of additional Shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the Shares received, determined as of the distribution date. The basis of such Shares will be equal to their fair market value on the distribution date.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to Shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the Shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, Shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

SALE OF SHARES

  The sale of Shares (including transfers in connection with a redemption or repurchase of Shares) may be a taxable transaction for federal income tax purposes. Except as discussed below, selling Shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Shares sold and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. For a summary of the maximum tax rates applicable to capital gains, see "Capital Gains Rates" below. It is possible, although the Fund believes it is unlikely, that, in connection with a tender offer, distributions to tendering Shareholders may be subject to tax as ordinary income (rather than gain or loss), which in turn may result in deemed distributions being subject to tax as ordinary income for non-tendering Shareholders. The federal income tax consequences of the repurchase of Shares pursuant to a tender offer will be disclosed in the related offering documents. Any loss recognized upon a taxable disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

CAPITAL GAINS RATES

  The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers investing in the Fund is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less or
(ii) 20% for capital assets held for more than one year. The maximum long-term capital gains rate for corporations is 35%.

WITHHOLDING ON PAYMENTS TO NON-U.S. SHAREHOLDERS

  For purposes of this and the following paragraphs, a "Non-U.S. Shareholder" shall include any shareholder who is not

  - an individual who is a citizen or resident of the United States;

  - a corporation or partnership created or organized under the laws of the United States or any state or political subdivision thereof;

  - an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

  - a trust that (i) is subject to the primary supervision of a U.S. court and which has one or more U.S. fiduciaries who have the authority to control all substantial decisions of the trust, or (ii) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

  A Non-U.S. Shareholder generally will be subject to withholding of U.S. federal income tax at a 30% rate (or lower applicable treaty rate), rather than backup withholding (discussed below), on dividends from the Fund (other than capital gain dividends) that are not "effectively connected" with a U.S. trade or business carried on by such shareholder if such shareholder furnishes to the Fund a properly completed Internal Revenue Service ("IRS") Form W-8BEN certifying the shareholder's non-United States status.

  Non-effectively connected capital gain dividends and gains realized from the sale of Shares will not be subject to U.S. federal income tax in the case of (i) a Non-U.S. Shareholder that is a corporation and (ii) an individual Non-U.S. Shareholder who is not present in the United States for more than 182 days during the taxable year (assuming that certain other conditions are met). However, certain Non-U.S. Shareholders may nonetheless be subject to backup withholding and information reporting on capital gain dividends and gross proceeds paid to them upon the sale of their Shares. See "Backup Withholding" and "Information Reporting" below.

  If income from the Fund or gains realized from the sale of Shares are effectively connected with a Non-U.S. Shareholder's U.S. trade or business, then such amounts will not be subject to the 30% withholding described above, but rather will be subject to U.S. federal income tax on a net basis at the tax rates applicable to U.S. citizens or domestic corporations. To establish that income from the Fund or gains realized from the sale of Shares are effectively connected with a U.S. trade or business, a Non-U.S. Shareholder must provide the Fund with a properly completed IRS Form W-8ECI certifying that such amounts are effectively connected with the Non-U.S. Shareholder's U.S. trade or business. Non-U.S. Shareholders that are corporations may also be subject to an additional "branch profits tax" with respect to income from the Fund that is effectively connected with a U.S. trade or business.

  The tax consequences to a Non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. To claim tax treaty benefits, Non-U.S. Shareholders will be required to provide the Fund with a properly completed IRS Form W-8BEN certifying their entitlement thereto. In addition, in certain cases where payments are made to a Non-U.S. Shareholder that is a partnership or other pass-through entity, both the entity and the persons holding an interest in the entity will need to provide the certification. For example, an individual Non-U.S. Shareholder who holds Shares in the Fund through a non-U.S. partnership must provide an IRS Form W-8BEN to claim the benefits of an applicable tax treaty. Non-U.S. Shareholders are advised to consult their advisers with respect to the tax implications of purchasing, holding and disposing of Shares of the Fund.

BACKUP WITHHOLDING

  The Fund may be required to withhold federal income tax ("backup withholding") from dividends and proceeds from the sale of Shares paid to non-corporate Shareholders. This tax may be withheld from dividends if paid to a shareholder (other than a Non-U.S. Shareholder) (i) the Shareholder fails to properly furnish the Fund with its correct taxpayer identification number, (ii) the IRS notifies the Fund that the Shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that taxpayer identification number provided is correct, that the shareholder is not subject to backup withholding and that the shareholder is a U.S. person (as defined for U.S. federal income tax purposes). Redemption proceeds may be subject to backup withholding under the circumstances described in (i) above.

  Generally, dividends paid to Non-U.S. Shareholders that are subject to the 30% federal income tax withholding described above under "Withholding on Payments to Non-U.S. Shareholders" are not subject to backup withholding. To avoid backup withholding on capital gain dividends and proceeds from the sale of Shares, Non-U.S. Shareholders must provide a properly completed IRS Form W-8BEN certifying their non-United States status.

  Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a Shareholder may be refunded or credited against such Shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

INFORMATION REPORTING

  The Fund must report annually to the IRS and to each Shareholder the amount of dividends, capital gain dividends or proceeds from the sale of Shares paid to such Shareholder and the amount, if any, of tax withheld pursuant to backup withholding rules with respect to such amounts. In the case of a Non-U.S. Shareholder, the Fund must report to the IRS and such Non-U.S. Shareholder the amount of dividends, capital gain dividends or proceeds from the sale of Shares paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld with respect to such amounts. This information may also be made available to the tax authorities in the Non-U.S. Shareholder's country of residence.

GENERAL

  The federal income tax discussion set forth above is for general information only. Shareholders and prospective investors should consult their advisers regarding the specific federal tax consequences of purchasing, holding and disposing of Shares, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

                              REPURCHASE OF SHARES

  The Fund may from time to time enter into one or more credit agreements to provide the Fund with additional liquidity to meet its obligations to purchase Common Shares pursuant to any tender offer it may make. The Fund has entered into a Fifth Amendment and Restatement of Credit Agreement dated as of November 8, 2002 (the "Credit Agreement"), among the Fund and Van Kampen Prime Rate Income Trust (the "Co-Borrower") as borrowers, the banks party thereto (the "Financial Institutions"), and Bank of America, N.A. ("BofA"), as agent, pursuant to which the Financial Institutions have committed to provide a credit facility of up to $400,000,000 to the Fund and the Co-Borrower, which is not secured by the assets of the Fund or Co-Borrower or other collateral. The proceeds of any amounts borrowed under the Credit Agreement may be used to provide the Fund with additional liquidity to meet its obligations to purchase Common Shares pursuant to any tender offer that it may make. The Credit Agreement has terms and conditions substantially similar to the following:

  a. Each of the Fund and the Co-Borrower is entitled to borrow money ("Loans") from the Financial Institutions in amounts which in the aggregate do not exceed the amount of the Credit Facility Commitment, provided that the aggregate amount of Loans to the Fund or the Co-Borrower on an individual basis cannot exceed twenty-five percent (25%) of the net asset value of the Fund or Co-Borrower, as the case may be (defined as total assets minus total liabilities minus assets subject to liens).

  b. Loans made under the Credit Agreement, if any, will bear interest daily at the option of the Fund or Co-Borrower, as applicable, (i) at a rate per annum equal to the federal funds rate from time to time plus 0.50%, or (ii) at a rate per annum equal to a reserve-adjusted interbank offered rate offered by BofA's Grand Cayman Branch ("IBOR") plus 0.50% per annum. Each of the Fund and Co-Borrower will bear the expenses of any borrowings attributable to it under the Credit Agreement. Such interest will be due, in arrears, on the outstanding principal amount of each Loan
     (i) as to any federal funds rate Loan on the last business day of each calendar quarter and (ii) as to any offshore rate Loan, from one (1) day to sixty (60) days from the date of the Loan, as selected by the Fund or Co-Borrower, as applicable, in advance. Interest on the outstanding principal of the Loans will also be due on the date of any prepayment of any offshore rate Loan and on demand during the existence of an event of default under the Credit Agreement payable by the borrower subject to such event of default. Overdue payments of principal and interest will bear interest, payable upon demand, at a penalty rate. No Loan shall be outstanding for a period of more than sixty (60) days, and there shall be no more than three Interest Periods as defined in the Credit Agreement in effect.

  c. The Fund paid arrangement fees and expenses to BofA or its affiliates on the date the Credit Agreement was executed. In addition, during the term of the Credit Agreement, the Fund is obligated to pay its pro rata share (based on the relative net assets of the Fund and Co-Borrower) of a commitment fee computed at the rate of 0.11% per annum on the average daily unused amount of the facility.

  d. The principal amount of any Loan made under the Credit Agreement, if any, is required to be paid sixty (60) days from the date of the Loan. Each of the Fund and Co-Borrower is entitled to prepay a Loan made to it in multiples of $1,000,000, provided that the Fund or Co-Borrower, as applicable, gives sufficient notices of prepayment. On the Commitment Termination Date (as defined below), all outstanding principal and accrued interest under the Credit Agreement will be due and payable in full.

  e. The Credit Agreement provides for BofA to elect to make swingline loans to each Borrower in amounts which in the aggregate do not exceed $25,000,000, provided that the aggregate amount of such swingline loans to the Fund or the Co-Borrower on an individual basis cannot exceed the lesser of (a) BofA's commitment under the Credit Agreement, (b) the combined commitment of all Financial Institutions under the Credit Agreement or (c) twenty-five percent (25%) of the net asset value of the Fund or Co-Borrower, as the case may be. Such swingline loans are due no later than the seventh business day following the day the swingline loan was made, bear interest at a rate per annum equal to the federal funds rate from time to time plus 0.50% due upon the repayment of such loan and, if unpaid when due or the Borrower otherwise elects, may convert to a traditional federal funds rate Loan under the Credit Agreement funded by BofA and all of the other Financial Institutions in accordance with the Credit Agreement's commitment schedule.

  f. The drawdown of the initial Loan or swingline loan, if any, under the Credit Agreement is subject to certain conditions, including, among other things, the Fund and Co-Borrower, as applicable, executing and delivering a promissory note made payable to the order of each Financial Institution, in the form attached to the Credit Agreement (the "Promissory Notes").

     The drawdown of each Loan or swingline loan, if any, is further conditioned upon the satisfaction of additional conditions, including, without limitation, (i) the providing of notice with respect to the Loan; (ii) the asset coverage ratio for the applicable borrower being at least 4 to 1;
     (iii) there being no default or event of default in existence with respect to the applicable borrower; (iv) the representations and warranties with respect to the applicable borrower made in the Credit Agreement continuing to be true; and (v) there being no Loans outstanding with respect to the applicable borrower for more than sixty (60) days on the day preceding the proposed borrowing.

  g. The Credit Agreement contains various affirmative and negative covenants of the Fund and Co-Borrower, including, without limitation, obligations:
      (i) to provide periodic financial information; (ii) with limited exceptions, to not consolidate with or merge into any other entity or have any other entity merge into it and to not sell all or any substantial part of its assets; (iii) to continue to engage in its current type of business and to maintain its existence as a business trust; (iv) to comply with applicable laws, rules and regulations; (v) to maintain insurance on its property and business; (vi) to limit the amount of its debt based upon 25% of the net asset value of the applicable borrower; and (vii) to not create any lien on any of its assets, with certain exceptions.

  h. The Credit Agreement also contains various events of default (with certain specified grace periods), including, without limitation: (i) failure to pay when due any amounts required to be paid to the Financial Institutions under the Credit Agreement or the Promissory Notes; (ii) any material misrepresentations in the Credit Agreement or documents delivered to the Financial Institutions; (iii) failure to observe or perform certain terms, covenants and agreements contained in the Credit Agreement, the Promissory Notes or other documents delivered to the Financial Institutions; (iv) failure to comply with the Fund's or Co-Borrower's, as applicable, fundamental investment policies or investment restrictions; (v) failure to comply by the Fund or Co-Borrower, as applicable, with all material provisions of the Investment Company Act of 1940; (vi) the voluntary or involuntary bankruptcy of the Fund or Co-Borrower, as applicable; (vii) the entry of judgments for the payment of money in excess of $5,000,000 in the aggregate which remains unsatisfied or unstayed for a period of 30 days; and (viii) a change in control of the Fund's or Co-Borrower's, as applicable, investment adviser.

  i. The credit facility provided pursuant to the Credit Agreement will terminate on November 7, 2003 (the "Commitment Termination Date"), unless extended or earlier terminated pursuant to the terms thereof, and all accrued interest and principal will be due thereon.

  Pursuant to guidelines applicable to the Fund and the Co-Borrower, any Loans to the Fund and Co-Borrower will be made on a first-come, first-serve basis. If, at any time, the demand for borrowings by the Fund and Co-Borrower exceeds amounts available under the Credit Agreement, such borrowing will be allocated on a fair and equitable basis, taking into consideration factors, including without limitation, relative net assets of the Fund and Co-Borrower, amounts requested by the Fund and Co-Borrower, and availability of other sources of cash to meet each parties needs.

  The Fund intends to repay any Loans under the Credit Agreement from proceeds from the pay-downs from the interests in Senior Loans and from proceeds from the sale of Common Shares.

  During the pendency of any tender offer by the Fund, the Fund will calculate daily the net asset value of the Shares and will establish procedures which will be specified in the tender offer documents, to enable Shareholders to ascertain readily such net asset value. Each offer will be made and Shareholders notified in accordance with the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, either by publication or mailing or both. Each offering document will contain such information as is prescribed by such laws and the rules and regulations promulgated thereunder.

  Tendered Shares that have been accepted and repurchased by the Fund will be held in treasury and may be retired by the Board of Trustees. Treasury Shares will be recorded and reported as an offset to Shareholders' equity and accordingly will reduce the Fund's total assets. If Treasury Shares are retired, Shares issued and outstanding and capital in excess of par value will be reduced accordingly.

  If the Fund must liquidate portfolio securities in order to repurchase Shares tendered, the Fund may realize gains and losses.

                              INDEPENDENT AUDITORS

  Independent auditors for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Deloitte & Touche LLP, located at Two Prudential Plaza, 180 North Stetson, Chicago, Illinois 60601-6710, to be the Fund's independent auditors.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Senior Floating Rate
Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Senior Floating Rate Fund (the "Fund"), including the portfolio of investments, as of July 31, 2002, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for the periods ended prior to July 31, 2000 were audited by other auditors whose report, dated September 14, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the Fund's custodian, brokers, and selling or agent banks. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Senior Floating Rate Fund as of July 31, 2002, the results of its operations, cash flows, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
September 6, 2002

                BY THE NUMBERS

YOUR FUND'S INVESTMENTS

July 31, 2002
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.(1)

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS  92.0%
            AEROSPACE/DEFENSE  5.6%
 $ 2,096    Aerostructures Corp., Term
            Loan...................... NR        BB-          12/31/03         $  2,087,214
   1,796    Alliant Techsystems, Inc.,
            Term Loan................. Ba2       BB-          04/20/09            1,814,353
   3,666    DeCrane Aircraft Holdings,
            Inc., Term Loan........... B2        B+           09/30/05            3,610,982
   2,084    DRS Technologies, Inc.,
            Term Loan................. Ba3       BB-          09/30/08            2,099,882
     991    EG&G Technical Services,
            Inc., Term Loan........... B1        NR           08/20/07              991,344
   6,722    Fairchild Corp., Term
            Loan...................... B1        B+           04/30/06            6,621,119
     648    Integrated Defense
            Technologies, Inc., Term
            Loan...................... NR        NR           03/04/08              650,806
   2,914    United Defense Industries,
            Inc., Term Loan........... Ba3       BB-          08/13/09            2,923,677
                                                                               ------------
                                                                                 20,799,377
                                                                               ------------
            AUTOMOTIVE  7.3%
   3,910    AMCAN Consolidate
            Technologies, Inc., Term
            Loan...................... NR        NR           03/28/07            3,734,050
     681    Breed Technologies, Inc.,
            Term Loan (h)............. NR        NR           12/20/04              643,859
   5,156    Citation Corp., Term
            Loan...................... NR        B+           12/01/07            4,589,117
   4,850    Federal-Mogul Corp., Term
            Loan (b).................. NR        NR           02/24/04            4,783,313
   4,368    Metalforming Technologies,
            Inc., Term Loan........... NR        NR           06/30/06            2,664,484

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            AUTOMOTIVE (CONTINUED)
 $ 4,875    MetoKote Corp., Term
            Loan...................... B1        B+           11/04/05         $  4,582,500
   6,009    Safelite Glass Corp., Term
            Loan...................... NR        NR           09/30/07            5,874,262
     499    Stoneridge, Inc., Term
            Loan...................... Ba3       BB-          04/30/08              501,244
                                                                               ------------
                                                                                 27,372,829
                                                                               ------------
            BANKING  0.2%
     840    Golden State Bancorp,
            Inc., Term Loan........... NR        NR           12/20/02              835,800
                                                                               ------------

            BEVERAGE, FOOD & TOBACCO  3.4%
   2,454    Agrilink Foods, Inc., Term
            Loan...................... B1        B+     09/30/04 to 09/30/05      2,452,525
   1,826    B & G Foods, Inc., Term
            Loan...................... B1        B+           03/31/06            1,825,910
     999    Dean Foods Co., Term
            Loan...................... Ba2       BB+          07/15/08            1,004,020
   1,401    Hartz Mountain Corp., Term
            Loan...................... NR        NR           12/31/07            1,404,422
   1,255    Land O' Lakes, Inc., Term
            Loan...................... Ba2       BBB-         10/10/08            1,168,786
   1,599    Mafco Worldwide Corp.,
            Term Loan................. NR        NR           03/31/06            1,583,428
   2,000    Pinnacle Foods, Inc., Term
            Loan...................... Ba3       BB-          05/22/08            2,020,000
   1,500    Southern Wine & Spirits of
            America, Inc., Term Loan.. NR        NR           07/02/08            1,507,970
                                                                               ------------
                                                                                 12,967,061
                                                                               ------------
            BROADCASTING--CABLE  2.6%
   9,542    Charter Communications
            Operating, LLC, Term
            Loan...................... Ba3       BBB-   03/18/08 to 09/18/08      8,374,539
   1,680    Olympus Cable Holdings,
            LLC, Term Loan (b)........ B2        D            09/30/10            1,375,199
                                                                               ------------
                                                                                  9,749,738
                                                                               ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            BROADCASTING--DIVERSIFIED  3.1%
 $ 7,277    Comcorp Broadcasting,
            Inc., Term Loan........... NR        NR           03/31/03         $  5,966,924
   1,000    Cumulus Media, Inc., Term
            Loan...................... B1        B            03/28/10            1,007,250
   1,833    Hughes Electronics Corp.,
            Term Loan................. Ba3       BB           12/05/02            1,832,474
   3,422    White Knight Broadcasting,
            Inc., Term Loan........... NR        NR           03/31/03            2,806,437
                                                                               ------------
                                                                                 11,613,085
                                                                               ------------
            BROADCASTING--TELEVISION  1.7%
     500    Gray Communications
            Systems, Inc., Term
            Loan...................... Ba3       B+           09/30/09              501,562
   6,549    Quorum Broadcasting, Inc.,
            Term Loan................. NR        NR           12/31/04            5,861,334
                                                                               ------------
                                                                                  6,362,896
                                                                               ------------
            BUILDINGS & REAL ESTATE  1.8%
   3,121    Builders FirstSource,
            Inc., Term Loan........... NR        BB-          12/30/05            2,964,854
   1,341    The Macerich Co., Term
            Loan...................... NR        NR     01/26/03 to 07/26/05      1,340,625
   1,800    Ventas, Inc., Term Loan... NR        NR           04/17/07            1,807,875
     452    Ventas, Inc., Revolving
            Credit Agreement.......... NR        NR           04/17/05              435,033
                                                                               ------------
                                                                                  6,548,387
                                                                               ------------
            CHEMICALS, PLASTICS & RUBBER  2.5%
   3,482    Huntsman Corp., Term
            Loan...................... Caa2      NR     12/31/02 to 12/31/05      3,016,008
   2,081    Huntsman Corp., Revolving
            Credit Agreement.......... Caa2      NR           12/31/02            1,799,853
   1,000    Messer Griesheim, Term
            Loan...................... Ba3       BB     04/27/09 to 04/27/10      1,008,125
   3,099    Nutrasweet Acquisition
            Corp., Term Loan.......... Ba3       NR     05/25/07 to 05/25/09      3,104,307

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $   518    West American Rubber Co.,
            LLC, Term Loan............ NR        NR           11/09/03         $    518,421
                                                                               ------------
                                                                                  9,446,714
                                                                               ------------
            CONSTRUCTION MATERIAL  0.5%
     871    Dayton Superior Corp.,
            Term Loan................. Ba3       BB-          06/02/08              872,257
   5,374    Flextek Components, Inc.,
            Term Loan (a) (b)......... NR        NR           08/31/03               96,734
   1,061    Magnatrax Corp., Term
            Loan...................... NR        NR           11/15/05              921,425
                                                                               ------------
                                                                                  1,890,416
                                                                               ------------
            CONTAINERS, PACKAGING & GLASS  2.4%
   4,899    Applied Tech Management
            Corp., Term Loan.......... B1        NR           04/30/07            4,590,467
     700    LLS Corp., Term Loan (a)
            (b)....................... NR        NR           07/31/06              393,167
   1,000    Owens-Illinois, Inc., Term
            Loan...................... NR        NR           03/31/04              995,357
   2,411    Pliant Corp., Term Loan... B2        B+           05/31/08            2,420,056
     667    Silgan Holdings, Inc.,
            Term Loan................. Ba2       BB-          11/30/08              667,083
                                                                               ------------
                                                                                  9,066,130
                                                                               ------------
            DIVERSIFIED MANUFACTURING  0.7%
   2,064    Mueller Group, Inc., Term
            Loan...................... B1        B+           05/31/08            2,070,808
     360    UCAR International, Inc.,
            Term Loan................. NR        NR           12/31/07              361,127
                                                                               ------------
                                                                                  2,431,935
                                                                               ------------
            ECOLOGICAL  2.0%
   7,640    Allied Waste North
            America, Inc., Term Loan.. Ba3       BB     07/21/05 to 07/21/07      7,214,140
     368    Stericycle, Inc., Term
            Loan...................... B1        BB-          09/30/07              370,947
                                                                               ------------
                                                                                  7,585,087
                                                                               ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            ELECTRONICS  3.9%
 $ 2,560    Audio Visual Services
            Corp., Term Loan.......... NR        NR     03/04/04 to 03/04/06   $  2,452,568
   3,003    Dynamic Details, Inc.,
            Term Loan................. B1        NR           04/22/05            2,612,476
   3,248    Kinetic Group, Inc., Term
            Loan...................... B1        NR           02/28/06            3,050,620
     997    Semiconductor Components
            Industries, LLC, Term
            Loan...................... B2        B      08/04/06 to 08/04/07        934,308
   4,674    Stratus Technologies,
            Inc., Term Loan........... NR        NR           02/26/05            3,972,796
   1,820    Viasystems, Inc., Term
            Loan...................... B3        CC           03/31/07            1,416,451
                                                                               ------------
                                                                                 14,439,219
                                                                               ------------
            ENTERTAINMENT & LEISURE  3.4%
   5,771    Fitness Holdings
            Worldwide, Inc., Term
            Loan...................... NR        B      11/02/06 to 11/02/07      5,453,357
   4,000    Metro-Goldwyn-Mayer, Inc.,
            Term Loan................. NR        NR           06/30/08            4,004,500
     997    Panavision, Inc., Term
            Loan...................... B3        CCC          03/31/05              909,402
   2,176    True Temper, Inc., Term
            Loan...................... B1        BB-          09/30/05            2,165,256
                                                                               ------------
                                                                                 12,532,515
                                                                               ------------
            FARMING & AGRICULTURE  0.9%
   3,234    The Scotts Co., Term
            Loan...................... Ba3       BB           12/31/07            3,254,186
                                                                               ------------

            FINANCE  1.4%
   3,676    Outsourcing Solutions,
            Term Loan................. B2        NR           12/10/06            3,588,342
   1,682    Rent-A-Center, Inc., Term
            Loan...................... Ba2       BB-          01/31/07            1,679,056
                                                                               ------------
                                                                                  5,267,398
                                                                               ------------
            GROCERY  0.2%
     675    Fleming Cos., Inc., Term
            Loan...................... Ba2       BB+          06/19/08              675,281
                                                                               ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            HEALTHCARE  4.9%
 $ 5,000    Community Health Systems,
            Inc., Term Loan........... NR        NR           07/16/10         $  5,025,625
   3,972    Genesis Health Ventures,
            Inc., Term Loan........... Ba3       BB-          03/31/07            3,989,306
     985    InteliStaf Group, Inc.,
            Term Loan................. NR        NR           10/31/07              982,538
   7,244    Kindred Healthcare, Inc.,
            Term Loan................. NR        NR           04/13/08            7,238,106
   1,000    Medical Staffing Network
            Holdings, Inc., Term
            Loan...................... NR        NR           10/26/06              995,625
                                                                               ------------
                                                                                 18,231,200
                                                                               ------------
            HEALTHCARE & BEAUTY  1.0%
   3,774    Mary Kay, Inc., Term
            Loan...................... Ba3       BB-          10/03/07            3,783,841
                                                                               ------------

            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS  1.5%
     946    Brown Jordan
            International, Inc., Term
            Loan...................... Ba3       B            03/31/06              919,630
     439    Formica Corp., Term Loan
            (b)....................... NR        NR           04/30/06              402,581
   2,463    Imperial Home Decor Group,
            Inc., Term Loan (e)....... NR        NR           04/04/06            2,302,625
     752    Sleepmaster, LLC, Term
            Loan (b).................. NR        NR           12/31/06              725,736
   1,477    Targus Group
            International, Inc., Term
            Loan...................... NR        NR           12/19/06            1,351,861
                                                                               ------------
                                                                                  5,702,433
                                                                               ------------
            HOTELS, MOTELS, INNS & GAMING  2.7%
   2,825    Aladdin Gaming, LLC, Term
            Loan (a) (b).............. NR        NR           12/31/02            2,366,316
     500    Las Vegas Sands, Inc.,
            Term Loan................. NR        B+           06/04/08              505,834
   2,456    Scientific Games Corp.,
            Term Loan................. Ba3       B+           09/30/07            2,469,300

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $ 5,564    Wyndham International,
            Inc., Term Loan........... NR        B-     06/30/04 to 06/30/06   $  4,756,716
                                                                               ------------
                                                                                 10,098,166
                                                                               ------------
            INSURANCE  2.0%
   4,825    Brera GAB Robins, Inc.,
            Term Loan................. NR        NR           12/31/05            4,656,125
   2,963    White Mountains Insurance
            Group, Ltd., Term Loan.... NR        NR           03/31/07            2,972,374
                                                                               ------------
                                                                                  7,628,499
                                                                               ------------
            MACHINERY  3.7%
   2,820    Alliance Laundry Systems,
            LLC, Term Loan............ B1        B            06/30/05            2,816,475
   4,370    Ashtead Group, PLC, Term
            Loan...................... NR        NR           06/01/07            4,227,775
   4,107    Gleason Corp., Term Loan.. NR        NR           02/18/08            4,106,811
   2,492    SWT Finance B.V., Term
            Loan...................... NR        D            06/30/07            1,806,956
     988    United Rentals (North
            America), Inc., Term
            Loan...................... Ba3       BB+          08/31/07              991,512
                                                                               ------------
                                                                                 13,949,529
                                                                               ------------
            MEDICAL PRODUCTS & SERVICES  4.5%
   2,269    Alliance Imaging, Inc.,
            Term Loan................. B1        B+           06/10/08            2,273,382
     577    Conmed Corp., Term Loan... Ba3       BB-          12/30/04              573,067
   3,125    Dade Behring, Inc., Term
            Loan...................... NR        NR     06/30/06 to 06/30/07      3,187,372
   1,659    DaVita, Inc., Term Loan... Ba3       BB-          03/31/09            1,665,192
   4,851    National Nephrology
            Associates, Inc., Term
            Loan...................... B1        B+           12/31/05            4,814,188
   1,746    Rotech Healthcare, Inc.,
            Term Loan................. Ba2       BB           03/31/08            1,747,079
   2,636    Unilab Corp., Term Loan... B1        BB-          11/23/06            2,649,167
                                                                               ------------
                                                                                 16,909,447
                                                                               ------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  1.6%
   8,548    Ispat Inland, Term Loan... Caa2      B-     07/16/05 to 07/16/06      6,026,210
                                                                               ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            NATURAL RESOURCES  1.2%
 $ 5,000    Ocean Rig ASA--(Norway),
            Term Loan................. B3        NR           06/01/08         $  4,375,000
                                                                               ------------

            NON-DURABLE CONSUMER PRODUCTS  2.6%
   8,029    American Marketing
            Industries, Inc., Term
            Loan (a).................. NR        NR           04/01/04            4,014,565
     799    American Safety Razor Co.,
            Term Loan................. B1        B-           04/30/07              671,487
   1,500    Church & Dwight Co., Inc.,
            Term Loan................. Ba2       BB           09/30/07            1,512,723
   2,667    JohnsonDiversey, Inc.,
            Term Loan................. Ba3       BB-          11/03/09            2,688,811
     700    Playtex Products, Inc.,
            Term Loan................. Ba3       BB-          05/31/09              701,750
                                                                               ------------
                                                                                  9,589,336
                                                                               ------------
            PAPER & FOREST PRODUCTS  0.3%
     988    Port Townsend Paper Corp.,
            Term Loan................. NR        NR           03/16/07              965,281
                                                                               ------------

            PERSONAL & MISCELLANEOUS SERVICES  3.3%
   9,720    Aspen Marketing Group,
            Term Loan (a)............. NR        NR           06/30/06            7,047,000
   4,677    DIMAC Holdings, Inc., Term
            Loan (a) (b) (f).......... NR        NR     09/30/02 to 12/31/05        514,446
   2,631    DIMAC Marketing Partners,
            Inc., Term Loan (a) (b)... NR        NR           01/01/05              289,389
     370    DIMAC Marketing Partners,
            Inc., Revolving Credit
            Agreement (a) (b)......... NR        NR           07/01/03               40,754
   1,600    Iron Mountain, Inc., Term
            Loan...................... Ba3       BB           02/15/08            1,611,600
   1,170    Stewart Enterprises, Inc.,
            Term Loan................. Ba3       BB           06/29/06            1,178,044
   1,869    TeleSpectrum Worldwide,
            Inc., Term Loan (e)....... NR        NR           05/31/05            1,219,255

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            PERSONAL & MISCELLANEOUS SERVICES (CONTINUED)
 $   366    Vicar Operating, Inc.,
            Term Loan................. B1        B+           09/20/08         $    367,897
                                                                               ------------
                                                                                 12,268,385
                                                                               ------------
            PHARMACEUTICALS  1.2%
   1,662    Accredo Health, Inc., Term
            Loan...................... Ba2       BB           03/31/09            1,670,812
   1,995    Caremark Rx, Inc., Term
            Loan...................... Ba2       BB+          03/31/06            2,003,313
     993    MedPointe, Inc., Term
            Loan...................... B1        B+           09/30/08              998,083
                                                                               ------------
                                                                                  4,672,208
                                                                               ------------
            PRINTING & PUBLISHING  6.6%
   2,563    21st Century Newspapers,
            Term Loan................. NR        NR           09/15/05            2,448,075
   1,911    American Media Operations,
            Inc., Term Loan........... Ba3       B+           04/01/07            1,929,075
   1,485    CommerceConnect Media,
            Inc., Term Loan........... NR        NR           12/31/07            1,425,600
   5,791    Haights Cross
            Communications, LLC, Term
            Loan...................... B2        B+           12/10/06            5,502,343
     800    Lamar Media Corp., Term
            Loan...................... Ba2       BB-          02/01/07              804,900
   1,886    Liberty Group Operating,
            Inc., Term Loan........... B1        B            03/31/07            1,886,031
   1,582    Payment Processing
            Solutions, Inc., Term
            Loan...................... NR        NR           06/30/05            1,569,980
     990    PRIMEDIA, Inc., Term
            Loan...................... NR        B            06/30/09              786,225
   1,852    The Reader's Digest
            Association, Inc., Term
            Loan...................... Baa3      BB+    05/20/07 to 05/20/08      1,853,740
   5,727    Vutek, Inc., Term Loan.... B1        NR           07/31/07            5,608,120
     961    Ziff-Davis Media, Inc.,
            Term Loan................. B3        CCC-         03/31/07              824,806
                                                                               ------------
                                                                                 24,638,895
                                                                               ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            RETAIL--OIL & GAS  2.4%
 $ 7,285    Barjan Products, LLC, Term
            Loan...................... NR        NR           05/31/06         $  6,956,883
   1,935    The Pantry, Inc., Term
            Loan...................... B1        B+           01/31/06            1,904,723
                                                                               ------------
                                                                                  8,861,606
                                                                               ------------
            RETAIL--STORES  2.6%
   9,792    Rite Aid Corp., Term
            Loan...................... B2        BB-          06/27/05            9,661,909
                                                                               ------------

            TECHNOLOGY  0.4%
   1,500    The Titan Corp., Term
            Loan...................... Ba3       BB-          06/30/09            1,502,250
                                                                               ------------

            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  0.8%
   1,525    Broadwing, Inc., Term
            Loan...................... Ba3       BB     11/09/04 to 06/28/07      1,304,822
     558    McLeodUSA, Inc., Term
            Loan...................... Caa2      NR           05/30/08              277,429
   9,097    Orius Corp., Term Loan.... NR        NR           12/15/06            1,478,327
                                                                               ------------
                                                                                  3,060,578
                                                                               ------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.1%
   4,156    Pacific Crossing, Ltd.,
            Term Loan (a) (b)......... NR        NR           07/28/06              446,798
                                                                               ------------

            TELECOMMUNICATIONS--WIRELESS  1.5%
   4,527    BCP SP Ltd., Term Loan (a)
            (f)....................... NR        NR     03/31/02 to 03/31/05      1,810,910
   1,000    Cricket Communications,
            Inc., Term Loan........... NR        NR           06/30/07              247,500
   1,833    Crown Castle International
            Corp., Term Loan.......... Ba3       BB-          03/15/08            1,697,870
     783    Nextel Finance Co., Term
            Loan...................... Ba3       BB-    06/30/08 to 12/31/08        641,322
     192    Nextel Partners, Inc.,
            Term Loan................. B1        B-           07/29/08              160,898
   1,333    Spectrasite
            Communications, Inc., Term
            Loan...................... B3        CC           12/31/07            1,144,545
                                                                               ------------
                                                                                  5,703,045
                                                                               ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------
(000)       BORROWER                   MOODY'S   S&P      STATED MATURITY*        VALUE
            TEXTILES & LEATHER  0.4%
 $ 1,677    Norcross Safety Products,
            LLC, Term Loan............ NR        NR           09/30/04         $  1,672,535
                                                                               ------------

            TRANSPORTATION--CARGO  2.6%
   3,598    Evergreen International
            Aviation, Inc., Term
            Loan...................... NR        NR           05/07/03            3,364,256
     327    Kansas City Southern
            Railway Co., Term Loan.... Ba1       BB+          06/12/08              328,149
   4,013    OmniTrax Railroads, LLC,
            Term Loan................. NR        NR           05/13/05            4,002,665
   1,920    Roadway Corp., Term
            Loan...................... Baa3      BBB          10/10/06            1,912,800
                                                                               ------------
                                                                                  9,607,870
                                                                               ------------
            TRANSPORTATION--PERSONAL  0.1%
     501    Motor Coach Industries,
            Inc., Term Loan........... B2        B            06/16/05              451,271
                                                                               ------------

            TRANSPORTATION--RAIL MANUFACTURING  0.1%
     834    RailWorks Corp., Term Loan
            (a) (b)................... NR        NR           09/30/06              270,927
                                                                               ------------

            UTILITIES  0.3%
   1,167    Southern California Edison
            Co., Term Loan............ Ba2       NR           03/01/03            1,164,188
                                                                               ------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  92.0%..........................    344,079,461
                                                                               ------------

DESCRIPTION                                                       VALUE

NOTES  1.4%
Genesis Health Ventures, Inc. ($737,600 par, 7.0375% coupon,
  maturing 04/02/07) (g)....................................         737,600
PCI Chemicals Canada, Inc. ($2,708,453 par, 10.00% coupon,
  maturing 12/31/08)........................................       1,909,459

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

DESCRIPTION                                                       VALUE
NOTES (CONTINUED)
Pioneer Cos., Inc. ($902,818 par, 10.00% coupon, maturing
  12/31/06) (g).............................................  $      608,274
Premcor Refining Group ($2,000,000 par, 4.59125% coupon,
  maturing 8/23/03) (g).....................................       1,995,000
                                                              --------------

TOTAL NOTES  1.4%...........................................       5,250,333
                                                              --------------

EQUITIES  2.2%
Audio Visual Services Corp. (39,135 common shares) (c)
  (d).......................................................         463,358
Breed Technologies, Inc. (126,731 common shares) (c) (d)....               0
DIMAC Holdings, Inc. (6,526 preferred shares) (b) (c) (d)...               0
DIMAC Holdings, Inc. (Warrants for 6,526 common shares) (b)
  (c) (d)...................................................               0
Flextek Components, Inc. (Warrants for 758 common shares)
  (b) (c) (d)...............................................               0
Genesis Health Ventures, Inc. (1,070 preferred shares) (c)
  (d).......................................................         122,868
Genesis Health Ventures, Inc. (91,986 common shares) (c)....       1,481,894
Imperial Home Decor Group, Inc. (886,572 common shares) (c)
  (d) (e)...................................................               0
Imperial Home Decor Realty, Inc. (886,572 common shares) (c)
  (d) (e)...................................................               0
Kindred Healthcare, Inc. (55,081 common shares) (c).........       1,861,187
Pioneer Cos., Inc. (175,147 common shares) (c) (d)..........         315,265
Rotech Healthcare, Inc. (36,040 common shares) (c)..........         702,780
Rotech Medical Corp. (3,604 common shares) (c) (d)..........               0
Safelite Glass Corp. (321,953 common shares) (c) (d)........       2,939,431
Safelite Realty (21,732 common shares) (c) (d)..............               0
Stellex Aerostructures, Inc. (33,390 common shares) (c)
  (d).......................................................         504,924
TeleSpectrum Worldwide, Inc. (11,618,775 common shares) (c)
  (d) (e)...................................................               0
TeleSpectrum Worldwide, Inc. (8,307 preferred shares) (c)
  (d) (e)...................................................               0
West American Rubber Co., LLC (6.35% ownership interest) (c)
  (d).......................................................               0
                                                              --------------

TOTAL EQUITIES..............................................       8,391,707
                                                              --------------

TOTAL LONG-TERM INVESTMENTS  95.6%
  (Cost $409,993,421).......................................     357,721,501
                                                              --------------

SHORT TERM INVESTMENTS  4.1%
REPURCHASE AGREEMENT  4.0%
State Street Bank and Trust ($15,000,000 par collateralized
  by U.S. Government obligations in a pooled cash account,
  dated 7/31/02, to be sold on 8/1/02 at $15,000,733) (i)...      15,000,000

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

July 31, 2002

DESCRIPTION                                                       VALUE
TIME DEPOSIT  0.1%
State Street Bank and Trust Corp. ($161,699 par, 0.50%
  coupon, dated 07/31/02, to be sold on 08/01/02 at
  $161,701).................................................  $      161,699
                                                              --------------

TOTAL SHORT-TERM INVESTMENTS  4.1%
  (Cost $15,161,699)........................................      15,161,699
                                                              --------------

TOTAL INVESTMENTS  99.7%
  (Cost $425,155,120).......................................     372,883,200
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%.................       1,043,512
                                                              --------------

NET ASSETS  100.0%..........................................  $  373,926,712
                                                              ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. (Bank loan ratings are unaudited.)

(1) Industry percentages are calculated as a percentage of net assets.

(a) This Senior Loan interest is non-income producing.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) Non-income producing security as this stock currently does not declare dividends.

(d) Restricted security.

(e) Affiliated company. See Notes to Financial Statements.

(f) The borrower is in the process of restructuring or amending the terms of this loan.

(g) Variable rate security. Interest rate shown is that in effect at July 31, 2002.

(h) Fixed rate security.

(i) A portion of this security is segregated in connection with unfunded loan commitments.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
July 31, 2002

ASSETS:
Total Investments (Cost $425,155,120).......................  $ 372,883,200
Receivables:
  Investments Sold..........................................      3,275,117
  Interest and Fees.........................................      2,054,624
  Fund Shares Sold..........................................         79,213
Other.......................................................        180,123
                                                              -------------
    Total Assets............................................    378,472,277
                                                              -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      2,722,901
  Distributor and Affiliates................................        382,292
  Investment Advisory Fee...................................        302,588
  Income Distributions......................................        302,189
  Administrative Fee........................................         79,628
Accrued Expenses............................................        640,960
Trustees' Deferred Compensation and Retirement Plans........        115,007
                                                              -------------
    Total Liabilities.......................................      4,545,565
                                                              -------------
NET ASSETS..................................................  $ 373,926,712
                                                              =============
NET ASSET VALUE PER COMMON SHARE
  ($373,926,712 divided by 48,225,801 shares outstanding)...  $        7.75
                                                              =============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 48,225,801 shares issued and
  outstanding)..............................................  $     482,258
Paid in Surplus.............................................    620,540,751
Accumulated Undistributed Net Investment Income.............      2,490,890
Net Unrealized Depreciation.................................    (52,271,920)
Accumulated Net Realized Loss...............................   (197,315,267)
                                                              -------------
NET ASSETS..................................................  $ 373,926,712
                                                              =============

See Notes to Financial Statements

Statement of Operations
For the Year Ended July 31, 2002

INVESTMENT INCOME:
Interest....................................................  $ 31,118,411
Other.......................................................     1,500,852
                                                              ------------
    Total Income............................................    32,619,263
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     4,610,241
Administrative Fee..........................................     1,213,222
Service Fee.................................................       727,933
Custody.....................................................       198,122
Legal.......................................................       190,644
Trustees' Fees and Related Expenses.........................        35,090
Other.......................................................     1,132,838
                                                              ------------
    Total Expenses..........................................     8,108,090
    Less Credits Earned on Cash Balances....................         1,364
                                                              ------------
    Net Expenses............................................     8,106,726
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 24,512,537
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(62,941,572)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (67,046,131)
  End of the Period.........................................   (52,271,920)
                                                              ------------
Net Unrealized Appreciation During the Period...............    14,774,211
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(48,167,361)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(23,654,824)
                                                              ============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                       YEAR ENDED        YEAR ENDED
                                                      JULY 31, 2002    JULY 31, 2001
                                                      -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................  $  24,512,537    $   79,684,458
Net Realized Loss...................................    (62,941,572)     (134,371,044)
Net Unrealized Appreciation During the Period.......     14,774,211        18,050,440
                                                      -------------    --------------
Change in Net Assets from Operations................    (23,654,824)      (36,636,146)
                                                      -------------    --------------

Distributions from Net Investment Income............    (24,104,523)      (81,218,673)
Distributions from Net Realized Gain................            -0-        (2,869,500)
Return of Capital Distribution......................       (550,178)              -0-
                                                      -------------    --------------
Total Distributions.................................    (24,654,701)      (84,088,173)
                                                      -------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................    (48,309,525)     (120,724,319)
                                                      -------------    --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................     10,147,660        78,021,054
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................     12,246,877        50,840,841
Cost of Shares Repurchased..........................   (282,768,430)     (783,136,054)
                                                      -------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..   (260,373,893)     (654,274,159)
                                                      -------------    --------------
TOTAL DECREASE IN NET ASSETS........................   (308,683,418)     (774,998,478)
NET ASSETS:
Beginning of the Period.............................    682,610,130     1,457,608,608
                                                      -------------    --------------
End of the Period (Including accumulated
  undistributed net investment income of $2,490,890
  and $2,082,876, respectively).....................  $ 373,926,712    $  682,610,130
                                                      =============    ==============

See Notes to Financial Statements

Statement of Cash Flows
For the Year Ended July 31, 2002

CHANGE IN NET ASSETS FROM OPERATIONS........................  $ (23,654,824)
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Decrease in Investments at Value..........................    277,792,552
  Decrease in Receivable for Investments Sold...............     27,204,682
  Decrease in Interest and Fees Receivables.................      2,711,816
  Decrease in Other Assets..................................        325,887
  Increase in Payable for Investments Purchased.............        342,236
  Decrease in Distributor and Affiliates Payable............       (108,490)
  Decrease in Investment Advisory Fee Payable...............       (246,921)
  Decrease in Administrative Fee Payable....................        (65,041)
  Decrease in Accrued Expenses..............................       (378,859)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................         17,184
                                                              -------------
    Total Adjustments.......................................    307,595,046
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    283,940,222
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................     10,388,305
Payments on Shares Repurchased..............................   (282,772,679)
Cash Dividends Paid.........................................    (12,854,286)
                                                              -------------
    Net Cash Used for Financing Activities..................   (285,238,660)
                                                              -------------
NET DECREASE IN CASH........................................     (1,298,438)
Cash at Beginning of the Period.............................      1,298,438
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $         -0-
                                                              =============

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                        MARCH 27, 1998
                                                                        (COMMENCEMENT
                                         YEAR ENDED JULY 31,            OF INVESTMENT
                                -------------------------------------   OPERATIONS) TO
                                 2002     2001      2000       1999     JULY 31, 1998
                                ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................  $ 8.49   $ 9.58   $  10.09   $  10.04       $10.00
                                ------   ------   --------   --------       ------
  Net Investment Income.......     .41      .75        .72        .65          .21
  Net Realized and Unrealized
    Gain/Loss.................    (.75)   (1.07)      (.50)       .04          .04
                                ------   ------   --------   --------       ------
Total from Investment
  Operations..................    (.34)    (.32)       .22        .69          .25
                                ------   ------   --------   --------       ------
Less:
  Distributions from Net
    Investment Income.........     .39      .74        .72        .64          .21
  Distributions from Net
    Realized Gain.............     -0-      .03        .01        -0-          -0-
  Return of Capital
    Distribution..............     .01      -0-        -0-        -0-          -0-
                                ------   ------   --------   --------       ------
Total Distributions...........     .40      .77        .73        .64          .21
                                ------   ------   --------   --------       ------
NET ASSET VALUE, END OF THE
  PERIOD......................  $ 7.75   $ 8.49   $   9.58   $  10.09       $10.04
                                ======   ======   ========   ========       ======

Total Return* (a).............  -4.06%   -3.59%      2.27%      7.09%        2.52%**
Net Assets at End of the
  Period (In millions)........  $373.9   $682.6   $1,457.6   $1,472.0       $411.4
Ratio of Expenses to Average
  Net Assets*.................   1.67%    1.69%      1.64%      1.60%        1.70%
Ratio of Net Investment Income
  to Average Net Assets*......   5.05%    8.07%      7.37%      6.66%        6.33%
Portfolio Turnover (b)........     42%      25%        54%        23%           4%**
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets..................     N/A      N/A        N/A      1.61%        1.92%
Ratio of Net Investment Income
  to Average Net Assets.......     N/A      N/A        N/A      6.65%        6.11%

** Non-Annualized

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of 1% imposed on most shares accepted by the Fund for repurchase which have been held for less than one year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

N/A--Not Applicable.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Floating Rate Fund (the "Fund") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund commenced investment operations on March 27, 1998.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Fund's Senior Loans are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Investment Advisory Corp. (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and Board of Trustees.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

    Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable Senior Loan, note, or other fixed-income security. Other income is comprised primarily of amendment fees. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $112,820,453 which will expire between July 31, 2009 and July 31, 2010.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

    At July 31, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $471,830,975
                                                                ============
Gross tax unrealized appreciation...........................    $  1,511,467
Gross tax unrealized depreciation...........................    (100,459,242)
                                                                ------------
Net tax unrealized depreciation on investments..............    $(98,947,775)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during 2002 and 2001 was as follows:

                                                               2002           2001
Distributions paid from:
  Ordinary income.........................................  $24,104,523    $82,847,599
  Long-term capital gain..................................          -0-      1,240,574
  Return of Capital.......................................      550,178            -0-
                                                            -----------    -----------
                                                            $24,654,701    $84,088,173
                                                            ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference of $550,178 relating to return of capital distributions has been reclassified from accumulated undistributed net investment income to capital.

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions, post October losses which may not be recognized for tax purposes until the first day of the following fiscal year and other losses that were recognized for book purposes but not tax purposes at the end of the fiscal year.

F. EXPENSE REDUCTIONS During the year ended July 31, 2002, the Fund's custody fee was reduced by $1,364 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $4.0 billion..........................................     .950%
Next $3.5 billion...........................................     .900%
Next $2.5 billion...........................................     .875%
Over $10 billion............................................     .850%

    In addition, the Fund will pay a monthly administrative fee to Van Kampen Investments Inc., the Fund's Administrator, at an annual rate of .25% of the average daily net assets of the Fund. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund's portfolio and providing certain services to the holders of the Fund's securities.

    For the year ended July 31, 2002, the Fund recognized expenses of approximately $102,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended July 31, 2002, the Fund recognized expenses of approximately $23,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Fund, which are reported as part of "Legal" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended July 31, 2002, the Fund recognized expenses of approximately $268,300, representing shareholder servicing fees paid to VKIS. Shareholder servicing fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    At July 31, 2002, Van Kampen owned 10,000 shares of the Fund.

    During the period, the Fund owned shares of the following affiliated companies. Affiliated companies are defined by the 1940 Act, as amended, as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                                     INTEREST/
                            PAR/        REALIZED     DIVIDEND       VALUE
NAME                       SHARES*      GAIN/LOSS     INCOME       07/31/02        COST
Imperial Home Decor
  Group, Inc. -- Term
  Loan.................  $ 2,462,700      $-0-       $183,007     $2,302,625    $2,428,745
Imperial Home Decor
  Group, Inc. -- Common
  Shares...............      886,572       -0-            -0-            -0-       904,303
Imperial Home Decor
  Realty, Inc. --
  Common Shares........      886,572       -0-            -0-            -0-           -0-
TeleSpectrum Worldwide,
  Inc. -- Term Loan....  $ 1,869,163       -0-         42,058      1,219,255     1,108,323
TeleSpectrum Worldwide,
  Inc. -- Common &
  Preferred Shares.....   11,627,082       -0-            -0-            -0-           -0-

* Shares were acquired through restructuring of senior loan interests.

3. CAPITAL TRANSACTIONS

At July 31, 2002 and July 31, 2001, paid in surplus aggregated $620,540,751 and $881,143,047, respectively.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

    Transactions in common shares were as follows:

                                                           YEAR ENDED       YEAR ENDED
                                                          JULY 31, 2002    JULY 31, 2001
Beginning Shares........................................    80,403,273      152,178,276
                                                           -----------      -----------
Shares Sold.............................................     1,252,529        8,494,149
Shares Issued Through Dividend Reinvestment.............     1,519,006        5,595,595
Shares Repurchased......................................   (34,949,007)     (85,864,747)
                                                           -----------      -----------
Net Change in Shares Outstanding........................   (32,177,472)     (71,775,003)
                                                           -----------      -----------
Ending Shares...........................................    48,225,801       80,403,273
                                                           ===========      ===========

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $187,026,952 and $355,776,166, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Fund to make tender offers for all or a portion of its then outstanding common shares at the net asset value of the shares on the expiration date of the tender offer. For the year ended July 31, 2002, 34,949,007 shares were tendered and repurchased by the Fund.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than one year which are accepted by the Fund for repurchase pursuant to tender offers. The early withdrawal charge of 1.00% will be payable to Van Kampen. For the year ended July 31, 2002, Van Kampen received early withdrawal charges of approximately $363,500 in connection with tendered shares of the Fund.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain Senior Loan agreements, the Fund had unfunded loan commitments of approximately $5,957,200 as of July 31, 2002. The Fund intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans as a reserve.

    The Fund, along with the Van Kampen Prime Rate Income Trust, has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000, which will terminate on November 8, 2002. The

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

proceeds of any borrowing by the Fund under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual commitment fees of .11% are charged on the unused portion of the credit line. For the year ended July 31, 2002, the Fund recognized commitment fee expenses of approximately $102,800. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .50%.

    At July 31, 2002, the Fund did not have any outstanding borrowings under this agreement.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At July 31, 2002, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
                                                                (000)      (000)
SELLING PARTICIPANT
Wachovia Bank, N.A..........................................    $738       $738
                                                                ====       ====

9. SERVICE PLAN

The Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan governs payments for personal services and/or the maintenance of shareholder accounts.

    Annual fees under the Plan of .15% (.25% maximum) of average daily net assets are accrued daily and paid quarterly. Included in these fees for the year ended July 31, 2002, are payments retained by Van Kampen of approximately $20,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $580,000.

                                                                      APPENDIX D


                         PRO FORMA FINANCIAL STATEMENTS



     The following presents the pro forma financial statements for the combination of the Van Kampen Prime Rate Income Trust and the Van Kampen Senior Floating Rate Fund. The statements are presented as of October 31, 2002, the most recent interim period for which financial information is currently available.



     The unaudited Pro Forma Portfolio of Investments and Pro Forma Condensed Statement of Assets and Liabilities reflect the financial position as if the transaction occurred on October 31, 2002, while the Pro Forma Condensed Statement of Operations reflects the annualized expenses for the three months ended October 31, 2002. The pro forma statements give effect to the proposed exchange of Van Kampen Prime Rate Income Trust Class C Shares for the assets and liabilities of the Van Kampen Senior Floating Rate Fund, with Van Kampen Prime Rate Income Trust being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that Van Kampen Prime Rate Income Trust will sell any securities of Van Kampen Senior Floating Rate Fund acquired in the reorganization other than in the ordinary course of business.

   VAN KAMPEN PRIME RATE INCOME TRUST - VAN KAMPEN SENIOR FLOATING RATE FUND
                       PRO FORMA PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 2002
                                  (Unaudited)

PRIME      SENIOR
RATE       FLOATING
INCOME     RATE                                                                                     PRIME      SENIOR
TRUST      FUND       PRO FORMA                                        BANK LOAN                    RATE      FLOATING
PRINCIPAL  PRINCIPAL  PRINCIPAL                                         RATINGS+                   INCOME       RATE
AMOUNT     AMOUNT     AMOUNT                                       ----------------    STATED       TRUST       FUND       PRO FORMA
(000)      (000)      (000)         BORROWER                        MOODY'S    S&P    MATURITY*     VALUE       VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                               VARIABLE RATE**
                                 SENIOR LOAN
                                 INTERESTS 90.3%

                               AEROSPACE/
                                 DEFENSE   1.5%
$ 7,399    $ 1,963    $ 9,362  Aerostructures                                       12/31/03 to
                                 Corp.,           Term Loan .........  B1      BB-    09/06/04   $ 7,386,187 $ 1,959,756 $ 9,345,943
  5,208      3,656      8,864  DeCrane Aircraft
                                 Holdings, Inc.,  Term Loan .........  B2      B+     09/30/05     4,009,917   2,815,488   6,825,405
             1,082      1,082  DRS Technologies,
                                 Inc.,            Term Loan .........  Ba3     BB-    09/30/08                 1,088,729   1,088,729
  6,251      6,722     12,973  Fairchild Corp.,   Term Loan .........  B1      B+     04/30/06     6,063,578   6,520,289  12,583,867
    647        647      1,294  Integrated Defense
                                 Technologies,
                                 Inc.,            Term Loan .........  Ba3     BB-    03/04/08       647,558     647,558   1,295,116
  5,443                 5,443  Vought Aircraft
                                 Industries,                                        12/31/06 to
                                 Inc.,            Term Loan .........  NR      NR     06/30/08     5,289,446               5,289,446
                                                                                                ------------------------------------
                                                                                                  23,396,686  13,031,820  36,428,506
                                                                                                ------------------------------------



                               AUTOMOTIVE   4.3%
             3,900      3,900  AMCAN Consolidate
                                 Technologies,
                                 Inc.,            Term Loan .........  NR      NR      3/28/07                3,724,500    3,724,500
  7,233        681      7,914  Breed
                                 Technologies,
                                 Inc.,            Term Loan (a)(i)     NR      NR     12/20/04     6,835,609    643,859    7,479,468
  4,758      2,154      6,912  Citation Corp.,    Term Loan .........  NR      B+     12/01/07     4,211,088  1,905,951    6,117,039
 39,985      4,850     44,835  Federal-Mogul                                        10/05/03 to
                                 Corp.,           Term Loan (c) .....  NR      NR     02/24/04    30,274,692  4,771,187   35,045,879
  3,053                 3,053  Federal-Mogul      Revolving Credit
                               Corp.,               Agreement (c) ...  NR      NR     02/24/04     3,038,196               3,038,196
  9,318      4,357     13,675  Metalforming
                                 Technologies,
                                 Inc.,            Term Loan .........  NR      NR     06/30/06     5,590,972  2,614,049    8,205,021
 14,588      2,685     17,273  MetoKote Corp.,    Term Loan .........  B1      B+     11/14/05    14,441,625  2,658,409   17,100,034
 13,203      5,902     19,105  Safelite Glass
                                 Corp.,           Term Loan .........  NR      NR     09/30/07    12,872,711  5,754,604   18,627,315
  1,738        348      2,086  Stoneridge,
                                 Inc.,            Term Loan .........  Ba3     BB-    04/30/08     1,739,672    347,934    2,087,606
  7,803                 7,803  ThermaSys Corp.,   Term Loan .........  NR      NR     08/25/07     6,632,890               6,632,890
                                                                                                ------------------------------------
                                                                                                  85,637,455 22,420,493  108,057,948
                                                                                                ------------------------------------


                               BANKING 0.4%
 10,080        840     10,920  Golden State
                                 Bancorp,         Term Loan .........  NR      NR     12/20/02    10,029,600    835,800   10,865,400
                                                                                                ------------------------------------


                               BEVERAGE, FOOD &
                                 TOBACCO  4.7%
  7,429      1,857      9,286  Agrilink Foods,
                                 Inc.,            Term Loan (j) .....  B1      B+     06/30/08     7,447,143  1,861,786    9,308,929
 22,530      1,164     23,694  Aurora Foods,                                        06/30/05 to
                                 Inc.,            Term Loan .........  B2      B-     09/30/06    19,942,926  1,035,664   20,978,590
  4,833      1,696      6,529  B & G Foods,
                                 Inc.,            Term Loan (j) .....  B1      B+     03/31/06     4,817,422  1,690,610    6,508,032
  4,833      1,933      6,766  Commonwealth
                                 Brands, Inc.,    Term Loan .........  NR      NR     08/28/07     4,821,250  1,928,500    6,749,750
    880                   880  Cott Beverages,
                                 Inc.,            Term Loan .........  NR      BB     12/31/06       882,613                 882,613
 14,122        997     15,119  Dean Foods Co.,    Term Loan (j) .....  Ba2     BB+  07/15/07 to
                                                                                      07/15/08    14,121,593    998,057   15,119,650
 12,379      2,494     14,873  Doane Pet Care                                       12/31/05 to
                                 Co.,             Term Loan .........  B2      B+     12/31/06    11,526,441  2,322,452   13,848,893
  1,257      1,245      2,502  Hartz Mountain
                                 Corp.,           Term Loan .........  NR      NR     12/31/07     1,255,808  1,243,756    2,499,564
  1,814                 1,814  Imperial Sugar                                       12/31/04 to
                                 Corp.,           Term Loan .........  NR      NR     12/31/06     1,514,309               1,514,309
  3,908      2,160      6,068  Land O' Lakes,
                                 Inc.,            Term Loan .........  B1      BB     10/10/08     3,499,523  1,934,345    5,433,868
  6,064      1,516      7,580  Mafco Worldwide
                                 Corp.,           Term Loan .........  NR      NR     03/31/06     6,003,712  1,500,928    7,504,640
    436                   436  Meow Mix Co.,      Term Loan .........  Ba3     BB-    01/31/08       437,068                 437,068

PRIME     SENIOR
RATE      FLOATING
INCOME    RATE                                                                                      PRIME      SENIOR
TRUST     FUND      PRO FORMA                                          BANK LOAN                    RATE      FLOATING
PRINCIPAL PRINCIPAL PRINCIPAL                                           RATINGS                    INCOME       RATE
AMOUNT    AMOUNT    AMOUNT                                            ------------     STATED       TRUST       FUND       PRO FORMA
(000)     (000)     (000)           BORROWER                          MOODY'S  S&P    MATURITY      VALUE       VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                            BEVERAGE, FOOD & TOBACCO (Continued)
$ 3,478           $3,478    Merisant Co.,          Term Loan (j) .....  Ba3    BB-   03/31/07  $3,490,388                 $3,490,388
  3,327            3,327    New World Pasta Co.,   Term Loan .........  B1     B+    01/28/06   3,314,208                  3,314,208
    960              960    New World Pasta Co.,   Revolving Credit
                                                     Agreement .......  B1     B+    01/28/05     948,000                    948,000
  2,000   1,000    3,000    Otis Spunkmeyer, Inc., Term Loan .........  B1     B+    01/21/09   1,975,000      987,500     2,962,500
  7,000   2,000    9,000    Pinnacle Foods, Inc.,  Term Loan .........  Ba3    BB-   05/22/08   7,013,125    2,003,750     9,016,875
          1,496    1,496    Southern Wine &
                            Spirits of America,
                            Inc.,                  Term Loan .........  NR     NR    07/02/08                1,500,926     1,500,926
  3,971   1,059    5,030    Swift & Co.,           Term Loan (j) .....  Ba2    BB    09/19/08   3,969,349    1,058,493     5,027,842
                                                                                               -------------------------------------
                                                                                               96,979,878   20,066,767   117,046,645
                                                                                               -------------------------------------

                            BROADCASTING - CABLE
                              5.0%
  9,727            9,727    CC VIII Operating,
                              LLC,                 Term Loan .........  B1     BB-   02/02/08   7,726,488                  7,726,488
 65,664   3,519   69,183    Charter Communications                                 09/18/07 to
                              Operating, LLC,      Term Loan .........  B1     BB    09/18/08  52,575,567    2,807,578    55,383,145
 37,933           37,933    Falcon Cable
                              Communications, LP,  Term Loan .........  B1     NR    12/31/07  30,472,855                 30,472,855
 12,432           12,432    Frontiervision
                              Operating Partners,                                  09/30/05 to
                              LP,                  Term Loan (c) .....  NR     NR    03/31/06  10,554,132                 10,554,132
  2,917            2,917    Frontiervision
                              Operating Partners,  Revolving Credit
                              LP,                    Agreement (c) ...  NR     NR    10/31/05   2,472,001                  2,472,001
  6,250            6,250    Insight Midwest                                        06/30/09 to
                            Holdings, LLC,         Term Loan .........  Ba3    BB+   12/31/09   5,711,979                  5,711,979
  5,250            5,250    MCC Iowa, LLC,         Term Loan .........  NR     NR    09/30/10   4,930,406                  4,930,406
 10,080   1,680   11,760    Olympus Cable
                              Holdings, LLC,       Term Loan (c) .....  NR     NR    09/30/10   7,769,997    1,294,999     9,064,996
                                                                                              --------------------------------------
                                                                                              122,213,425    4,102,577   126,316,002
                                                                                              --------------------------------------

                            BROADCASTING -
                              DIVERSIFIED   1.0%
          1,000    1,000    Comcorp Broadcasting,
                              Inc.                 Term Loan .........  NR     NR    03/31/03                  835,000       835,000
  4,583   1,833    6,416    Hughes Electronics
                              Corp.,               Term Loan .........  Ba3    BB    12/05/02   4,542,276    1,816,910     6,359,186
 14,626           14,626    Muzak Audio
                              Communications,
                              Inc.,                Term Loan .........  B2     B+    12/31/06  13,968,024                 13,968,024
  2,422   1,000    3,422    White Knight
                              Broadcasting, Inc.,  Term Loan .........  NR     NR    03/31/03   2,022,775      835,000     2,857,775
                                                                                              --------------------------------------
                                                                                               20,533,075    3,486,910    24,019,985
                                                                                              --------------------------------------

                            BROADCASTING -
                              TELEVISION   0.6%
  3,080            3,080    Gray Communications
                              Systems, Inc.,       Term Loan (j) .....  Ba3    B+    12/31/10   3,096,364                  3,096,364
  6,515   6,515   13,030    Quorum Broadcasting,
                            Inc.,                  Term Loan .........  NR     NR    12/31/04   5,537,517    5,537,517    11,075,034
                                                                                              --------------------------------------
                                                                                                8,633,881    5,537,517    14,171,398
                                                                                              --------------------------------------


                            BUILDING & REAL
                              ESTATE   1.6%
 12,484   3,121   15,605    Builders FirstSource,
                              Inc.,                Term Loan .........  NR     BB-   12/30/05  11,796,998    2,949,249    14,746,247
  9,186            9,186    Corrections Corp. of                                   05/31/06 to
                              America,             Term Loan (j) .....  B1     B+    03/31/08   9,188,609                  9,188,609
  5,697   1,296    6,993    The Macerich Co.,      Term Loan .........  NR     NR  01/26/03 to
                                                                                     07/26/05   5,693,331    1,294,837     6,988,168
  3,736   1,796    5,532    Ventas, Inc.,          Term Loan (j) .....  NR     NR    04/17/07   3,730,955    1,793,256     5,524,211
  2,403     961    3,364    Ventas, Inc.,          Revolving Credit
                                                     Agreement .......  NR     NR    04/17/05   2,279,944      911,978     3,191,922
                                                                                              --------------------------------------
                                                                                               32,689,837    6,949,320    39,639,157
                                                                                              --------------------------------------


                            CHEMICALS, PLASTICS &
                              RUBBER  3.9%
  8,792            8,792    Cedar Chemicals Corp., Term Loan (b)(c)     NR     NR    10/03/03   2,198,121                  2,198,121
  3,323            3,323    CP Kelco ApS,          Term Loan .........  B3     B+  03/31/08 to
                                                                                     09/30/08   3,014,478                  3,014,478
  4,997            4,997    Foamex LP,             Term Loan .........  B2     BB- 06/30/05 to
                                                                                     06/30/06   4,568,073                  4,568,073
  9,717            9,717    GenTek, Inc.,          Term Loan (c) .....  Caa2   NR  04/30/05 to
                                                                                     10/31/07   5,130,634                  5,130,634
  4,596            4,596    GEO Specialty
                              Chemicals, Inc.,     Term Loan .........  B1     B+    12/31/07   4,374,269                  4,374,269
 22,301   5,562   27,863    Huntsman Corp.,        Term Loan .........  Caa2   B+    03/31/07  17,004,320    4,241,378    21,245,698
 15,735           15,735    Huntsman ICI                                           06/30/07 to
                              Chemicals, LLC,      Term Loan .........  B2     B+    06/30/08  15,367,397                 15,367,397
  4,180            4,180    Jet Plastica
                              Industries, Inc.,    Term Loan .........  NR     NR    12/31/03   3,239,501                  3,239,501
  1,000            1,000    Jet Plastica           Revolving Credit
                              Industries, Inc.,      Agreement .......  NR     NR    12/31/02     775,000                    775,000
  4,541            4,541    Lyondell Chemical
                              Co.,                 Term Loan (j) .....  Ba3    BB    05/17/06   4,436,899                  4,436,899
          1,000    1,000    Messer Griesheim,      Term Loan .........  Ba2    BB  04/27/09 to
                                                                                     04/27/10                1,005,968     1,005,968
  5,449   3,023    8,472    Nutrasweet                                             05/25/07 to
                              Acquisition Corp.,   Term Loan (j) .....  Ba3    NR    05/25/09   5,454,409    3,024,215     8,478,624
  7,955            7,955    OM Group, Inc.,        Term Loan .........  B2     BB    04/01/07   6,204,743                  6,204,743

PRIME     SENIOR
RATE      FLOATING
INCOME    RATE                                                                                       PRIME       SENIOR
TRUST     FUND      PRO FORMA                                          BANK LOAN                      RATE      FLOATING
PRINCIPAL PRINCIPAL PRINCIPAL                                           RATINGS                      INCOME       RATE
AMOUNT    AMOUNT    AMOUNT                                          ---------------   STATED          TRUST       FUND     PRO FORMA
(000)     (000)     (000)       BORROWER                             MOODY'S   S&P   MATURITY         VALUE       VALUE      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                             CHEMICALS, PLASTICS & RUBBER (Continued)
$ 7,418             $ 7,418  Texas
                               Petrochemicals
                               Corp.,             Term Loan ..........  B1     NR   12/31/02 to
                                                                                     06/30/04      $7,416,353            $ 7,416,353
  2,311               2,311  Texas
                               Petrochemicals
                               Corp.,             Revolving Credit
                                                    Agreement ........  B1     NR    12/31/02       2,253,333              2,253,333
  4,015               4,015  TruSeal
                               Technologies,
                               Inc.,              Term Loan ..........  NR     NR    06/30/04       3,965,650              3,965,650
  9,992               9,992  United Plastics
                               Group, Inc.,       Term Loan ..........  NR     NR    12/31/06       1,752,736              1,752,736
    411     518         929  West American
                               Rubber Co.,
                               LLC,               Term Loan ..........  NR     NR    11/09/03         411,162    518,421     929,583
                                                                                                 ------------ ---------- -----------
                                                                                                   87,567,078  8,789,982  96,357,060
                                                                                                 ------------ ---------- -----------


                             CONSTRUCTION
                               MATERIAL  0.7%
  4,900     868       5,768  Dayton
                               Superior Corp.,    Term Loan ..........  B2     BB-   06/02/08       4,894,343    864,095   5,758,438
  6,997   5,343      12,340  Flextek
                               Components,
                               Inc.,              Term Loan (b)(c) ...  NR     NR    08/31/03               0          0           0
  7,331   1,057       8,388  Magnatrax Corp.,     Term Loan ..........  NR     NR    11/15/05       4,398,608    634,293   5,032,901
  3,975               3,975  Werner Holding
                               Co., Inc.,         Term Loan ..........  Ba  3  B+   11/30/04 to
                                                                                     11/30/05       3,949,253              3,949,253
  3,458               3,458  Wilmar
                               Industries,
                               Inc.,              Term Loan ..........  NR     NR   09/29/05 to
                                                                                     09/29/07       3,363,462              3,363,462
                                                                                                 ------------ ---------- -----------
                                                                                                   16,605,666  1,498,388  18,104,054
                                                                                                 ------------ ---------- -----------


                             CONTAINERS,
                               PACKAGING &
                               GLASS   3.6%
          4,887       4,887  Applied Tech
                               Management
                               Corp.,             Term Loan ..........  B1     NR    04/30/07                  3,943,406   3,943,406
 13,751              13,751  Dr. Pepper/
                               Seven Up
                               Bottling
                               Group, Inc.,       Term Loan (j) ......  NR     NR    10/07/07      13,766,433             13,766,433
  5,346               5,346  Fleming
                               Packaging
                               Corp.,             Term Loan ..........  NR     NR    08/31/04       4,329,890              4,329,890
  6,865               6,865  Graham
                               Packaging Co.,     Term Loan ..........  B2     B    01/31/06 to
                                                                                     01/31/07       6,810,250              6,810,250
  1,704               1,704  Impress Metal
                               Packaging
                               Holding B.V.,      Term Loan ..........  NR     NR    12/31/06       1,678,132              1,678,132
  9,774               9,774  Kranson
                               Industries,
                               Inc.,              Term Loan ..........  NR     NR    12/31/06       9,676,131              9,676,131
  4,901               4,901  Nexpak Corp.,        Term Loan ..........  NR     NR    03/31/04       4,116,792              4,116,792
  8,250   1,000       9,250  Owens-Illinois,
                               Inc.,              Term Loan (j) ......  NR     NR    03/31/04       8,132,966    985,859   9,118,825
  8,462               8,462  Owens-Illinois,
                               Inc.,              Revolving Credit
                                                    Agreement ........  NR     NR    03/31/04       8,042,547              8,042,547
  4,776               4,776  Packaging
                               Dynamics,          Term Loan ..........  NR     NR    11/20/05       4,722,597              4,722,597
  5,844     837       6,681  Pliant Corp.,        Term Loan (j) ......  B2     B+    05/31/08       5,820,182    833,790   6,653,972
    995                 995  Riverwood
                               International
                               Corp.,             Term Loan ..........  B1     B     03/31/07         995,155                995,155
  5,000               5,000  Smurfit-Stone
                               Container
                               Corp.,             Term Loan ..........  Ba  3  NR    06/30/09       4,930,672              4,930,672
  6,788               6,788  Stronghaven,
                               Inc.,              Term Loan ..........  NR     NR    05/15/04       5,430,126              5,430,126
  2,962               2,962  Tekni-Plex,
                               Inc.,              Term Loan ..........  B1     B+    06/21/08       2,926,330              2,926,330
  3,795               3,795  U.S. Can Corp.,      Term Loan ..........  B2     B     01/04/06       3,181,208              3,181,208
                                                                                                 ------------ ---------- -----------
                                                                                                   84,559,411  5,763,055  90,322,466
                                                                                                 ------------ ---------- -----------

                             DIVERSIFIED
                               MANUFACTURING
                               2.3%
 22,725              22,725  Chart
                               Industries,
                               Inc.,              Term Loan ..........  NR     NR    03/31/06      13,294,283             13,294,283
  2,456               2,456  EnerSys,             Term Loan ..........  NR     NR    11/09/08       2,444,000              2,444,000
    792     360       1,152  GrafTech
                               International,
                               Ltd.,              Term Loan ..........  NR     NR    12/31/07         788,431    358,378   1,146,809
 11,863   2,059      13,922  Mueller Group,
                               Inc.,              Term Loan (j) ......  B1     B+    05/31/08      11,838,777  2,054,821  13,893,598
 16,746              16,746  Neenah Foundry
                               Co.,               Term Loan ..........  Ca  a1 B-    09/30/05      15,615,984             15,615,984
  3,370               3,370  SPX Corp.,           Term Loan ..........  Ba  2  BB+  09/30/09 to
                                                                                     03/31/10       3,358,002              3,358,002
  3,396               3,396  United Fixtures
                               Co.,               Term Loan (a) ......  NR     NR    12/31/04       3,395,671              3,395,671
  5,390               5,390  Western
                               Industries,
                               Inc.,              Term Loan ..........  NR     NR    06/23/06       3,638,211              3,638,211
                                                                                                 ------------ ---------- -----------
                                                                                                   54,373,359  2,413,199  56,786,558
                                                                                                 ------------ ---------- -----------

                             ECOLOGICAL
                             3.3%
 59,447   6,060      65,507  Allied Waste
                               North America,                                       07/21/05 to
                               Inc.,              Term Loan ..........  Ba  3  BB    07/21/07      57,153,233  5,810,940  62,964,173
  4,772               4,772  Casella Waste
                               Systems, Inc.,     Term Loan (j) ......  B1     BB-   12/14/06       4,786,913              4,786,913
  4,882               4,882  Duratek, Inc.,       Term Loan ..........  NR     NR    12/08/06       4,759,574              4,759,574
 20,556              20,556  Safety-Kleen Corp.,  Term Loan (b)(c) ...  NR     NR   04/03/05 to
                                                                                     04/03/06       9,004,123              9,004,123
            315         315  Stericycle, Inc.,    Term Loan ..........  B1     BB-    9/30/07                    316,645     316,645
                                                                                                 ------------ ---------- -----------
                                                                                                   75,703,843  6,127,585  81,831,428
                                                                                                 ------------ ---------- -----------

PRIME      SENIOR
RATE       FLOATING
INCOME     RATE                                                                                     PRIME      SENIOR
TRUST      FUND       PRO FORMA                                        BANK LOAN                    RATE      FLOATING
PRINCIPAL  PRINCIPAL  PRINCIPAL                                         RATINGS                    INCOME       RATE
AMOUNT     AMOUNT     AMOUNT                                         --------------    STATED       TRUST       FUND       PRO FORMA
(000)      (000)      (000)         BORROWER                          MOODY'S  S&P    MATURITY      VALUE       VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                               EDUCATION & CHILD CARE   0.2%
$ 5,339              $ 5,339   Kindercare Learning
                                 Centers, Inc.,         Term Loan ....... Ba3   B+    02/13/06     $5,125,333             $5,125,333
                                                                                                  ----------------------------------

                               ELECTRONICS   2.9%
  6,935                6,935   Acterna, LLC,            Term Loan ....... NR    CCC+  09/30/07      2,253,800              2,253,800
  1,500                1,500   AMI Semiconductor,
                                 Inc.,                  Term Loan ....... Ba3   BB-   12/21/06      1,491,562              1,491,562
  6,953                6,953   Amphenol Corp.,          Term Loan ....... Ba2   BB+  05/19/04 to
                                                                                      05/19/06      6,882,904              6,882,904
  4,748   2,560        7,308   Audio Visual Services
                                 Corp.,                 Term Loan ....... NR    NR   03/04/04 to
                                                                                     03/04/06       4,607,276  2,482,059   7,089,335
  2,162                2,162   Computer Associates
                                 International, Inc.,   Term Loan ....... Baa2  BBB+  05/26/03      2,090,261              2,090,261
  1,280     350        1,630   Computer Associates      Revolving Credit
                                 International, Inc.,     Agreement ..... Baa2  BBB+  05/26/03      1,241,404    339,500   1,580,904
          2,997        2,997   Dynamic Details, Inc.,   Term Loan ....... B3    NR    04/22/05                 2,322,427   2,322,427
  9,036                9,036   General Cable Corp.,     Term Loan ....... Ba3   NR    05/25/07      6,106,940              6,106,940
  2,524   2,704        5,228   Kinetic Group, Inc.,     Term Loan ....... B1    NR    02/28/06      2,353,164  2,521,247   4,874,411
  2,201                2,201   Knowles Electronics,
                                 Inc.,                  Term Loan ....... B3    CCC+  06/29/07      1,749,964              1,749,964
  6,500   1,000        7,500   Rayovac Corp.,           Term Loan ....... Ba3   BB-   09/30/09      6,502,035  1,000,313   7,502,348
  5,682                5,682   Rowe International,
                                 Inc.,                  Term Loan (a) ... NR    NR    12/31/03              0                      0
  5,000                5,000   Seagate Technologies,
                                 Inc.,                  Term Loan ....... Ba1   BB+   05/13/07      4,985,715              4,985,715
  2,484     995        3,479   Semiconductor
                                 Components                                          08/04/06 to
                                 Industries, LLC,       Term Loan ....... B2    B     08/04/07      2,112,081    846,133   2,958,214
  9,563   4,659       14,222   Stratus Technologies,
                                 Inc.,                  Term Loan ....... NR    NR    02/26/05      5,115,937  2,492,380   7,608,317
  4,193                4,193   Veridian Corp.,          Term Loan ....... Ba3   BB-   06/10/08      4,208,200              4,208,200
 10,678   1,820       12,498   Viasystems, Inc.,        Term Loan (c) ... B3    D    09/30/05 to
                                                                                      03/31/07      6,700,256  1,141,957   7,842,213
                                                                                                  ----------------------------------
                                                                                                   58,401,499 13,146,016  71,547,515
                                                                                                  ----------------------------------

                               ENTERTAINMENT & LEISURE  5.4%
  2,039               2,039    American Skiing Co.,     Term Loan ....... NR    NR    05/31/06      1,987,978              1,987,978
  7,560               7,560    Bally Total Fitness
                                 Holding Corp.,         Term Loan ....... Ba3   B+    11/10/04      7,447,069              7,447,069
  2,609               2,609    Bell Sports, Inc.,       Term Loan ....... NR    NR   03/31/06 to
                                                                                      03/31/07      1,982,667              1,982,667
  3,831     831       4,662    Carmike Cinemas, Inc.,   Term Loan ....... NR    NR    01/15/07      3,747,656    812,953   4,560,609
  2,825               2,825    Festival Fun Parks,
                                 LLC,                   Term Loan ....... NR    NR   06/30/07 to
                                                                                      12/31/07      2,813,657              2,813,657
 31,976   2,589      34,565    Fitness Holdings                                      11/02/06 to
                                 Worldwide, Inc.,       Term Loan ....... NR    B     11/02/07     31,222,800  2,527,569  33,750,369
  2,000               2,000    Kerasotes Theatres,
                                 Inc.,                  Term Loan ....... NR    NR    12/31/08      1,997,500              1,997,500
  7,600               7,600    KSL Recreational
                                 Group, Inc.,           Term Loan ....... Ba3   B+   04/30/05 to
                                                                                      04/30/06      7,569,524              7,569,524
  1,227               1,227    KSL Recreational
                                 Group, Inc.,           Revolving Credit
                                                          Agreement ..... Ba3   B+    04/30/04      1,207,002              1,207,002
  4,975               4,975    Loews Cineplex
                                 Entertainment Corp.,   Term Loan ....... NR    NR    03/31/07      4,909,704              4,909,704
    333                 333    Loews Cineplex           Revolving Credit
                                 Entertainment Corp.,     Agreement ..... NR    NR    02/28/07        323,333                323,333
 19,425   4,000      23,425    Metro-Goldwyn-Mayer,
                                 Inc.,                  Term Loan ....... NR    NR    06/30/08     19,153,050  3,944,000  23,097,050
  1,968     995       2,963    Panavision, Inc.,        Term Loan ....... Caa1  CCC   03/31/05      1,785,908    902,878   2,688,786
  9,775               9,775    Playcore Wisconsin,
                                 Inc.,                  Term Loan ....... NR    NR    07/01/07      9,529,323              9,529,323
  6,500               6,500    Six Flags Theme
                                 Parks, Inc.,           Term Loan ....... Ba2   BB-   06/30/09      6,406,562              6,406,562
 18,595              18,595    Spalding Holdings
                                 Corp.,                 Term Loan (b) ... NR    NR   09/30/03 to
                                                                                      03/30/06      9,297,568              9,297,568
 11,629              11,629    Spalding Holdings        Revolving Credit
                                 Corp.,                   Agreement
                                                          (b) ........... NR    NR    09/30/03      5,814,591              5,814,591
  2,677               2,677    Sportcraft, Ltd.,        Term Loan ....... NR    NR    07/31/05      2,476,170              2,476,170
  2,183               2,183    Sportcraft, Ltd.,        Revolving Credit
                                                          Agreement ..... NR    NR    07/31/05      2,019,526              2,019,526
  4,861               4,861    Worldwide Sports &
                                 Recreation, Inc.,      Term Loan ....... NR    NR    12/31/06      4,488,782              4,488,782
                                                                                                  ----------------------------------
                                                                                                  126,180,370  8,187,400 134,367,770
                                                                                                  ----------------------------------


                               FINANCE  3.0%
 12,626              12,626    Alliance Data Systems,
                                 Inc.,                  Term Loan ....... NR    NR    07/25/05     12,507,168             12,507,168
 26,500              26,500    Metris Cos., Inc.,       Term Loan ....... B1    NR    06/30/03     24,843,750             24,843,750
 35,645   3,676      39,321    Outsourcing Solutions,   Term Loan (b) ... Caa1  NR   12/10/05 to
                                                                                      06/10/06     13,544,973  1,396,743  14,941,716
 12,168              12,168    Rent-A-Center, Inc.,     Term Loan ....... Ba2   BB   01/31/06 to
                                                                                      12/31/07     12,151,510             12,151,510

PRIME      SENIOR
RATE       FLOATING
INCOME     RATE                                                                                     PRIME      SENIOR
TRUST      FUND       PRO FORMA                                        BANK LOAN                    RATE      FLOATING
PRINCIPAL  PRINCIPAL  PRINCIPAL                                         RATINGS                    INCOME       RATE
AMOUNT     AMOUNT     AMOUNT                                         --------------    STATED       TRUST       FUND       PRO FORMA
(000)      (000)      (000)         BORROWER                          MOODY'S  S&P    MATURITY      VALUE       VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                FINANCE (Continued)
$6,470                $6,470    Rent-Way, Inc.,      Term Loan ..........  NR  CCC+   12/31/03    $ 6,146,413            $ 6,146,413
 4,887                 4,887    Risk Management
                                  Assurance Co.,     Term Loan ..........  NR  NR     12/21/06      4,868,099              4,868,099
                                                                                                  ----------------------------------
                                                                                                   74,061,913  1,396,743  75,458,656
                                                                                                  ----------------------------------


                                GROCERY   0.1%
 3,071       673       3,744    Fleming Cos., Inc.,  Term Loan ..........  Ba3 BB     06/19/08      2,991,215    655,806   3,647,021
                                                                                                  ----------------------------------


                                HEALTHCARE   4.3%
26,250     2,250      28,500    Community Health
                                  Systems, Inc.,     Term Loan ..........  NR  NR     07/16/10     26,221,282  2,247,538  28,468,820
 7,924     3,962      11,886    Genesis Health
                                  Ventures, Inc.,    Term Loan ..........  Ba3 BB-    03/31/07      7,927,278  3,963,639  11,890,917
 1,480                 1,480    HCA - Healthone
                                  Co., LLC,          Term Loan ..........  NR  BBB-   12/21/06      1,473,063              1,473,063
 8,363       983       9,346    InteliStaf Group,
                                  Inc.,              Term Loan ..........  NR  NR    10/31/05 to
                                                                                      10/31/07      8,340,070    980,044   9,320,114
23,839     7,190      31,029    Kindred Healthcare,
                                   Inc.,             Term Loan (a) ......  NR  NR     04/13/08     22,802,045  6,876,900  29,678,945
11,938                11,938    Magellan Health                                      02/12/05 to
                                  Services, Inc.,    Term Loan ..........  B2  B      02/12/06     10,110,009             10,110,009
 6,188     1,875       8,063    Medical Staffing
                                  Network Holdings,
                                  Inc.,              Term Loan ..........  NR  NR     10/26/06      6,160,430  1,866,797   8,027,227
 8,000                 8,000    Team Health, Inc.,   Term Loan ..........  Ba3 B+     10/31/08      7,933,336              7,933,336
                                                                                                  ----------------------------------
                                                                                                   90,967,513 15,934,918 106,902,431
                                                                                                  ----------------------------------

                                HEALTHCARE & BEAUTY   0.6%
 5,026                 5,026    Mary Kay, Inc.,      Term Loan ..........  Ba3 BB-    10/03/07      5,044,628              5,044,628
12,000                12,000    Revlon Consumer
                                  Products Corp.,    Term Loan ..........  B3  B      05/30/05     11,090,004             11,090,004
                                                                                                  ----------------------------------
                                                                                                   16,134,632             16,134,632
                                                                                                  ----------------------------------


                                HOME & OFFICE FURNISHINGS,
                                HOUSEWARES & DURABLE
                                CONSUMER PRODUCTS  0.8%
 5,495       916       6,411    Brown Jordan
                                  International,
                                  Inc.,              Term Loan ..........  Ba3 B      03/31/06      5,165,073    860,845   6,025,918
 1,640       439       2,079    Formica Corp.,       Term Loan (c) ......  NR  NR     04/30/06      1,503,377    402,581   1,905,958
 4,504                 4,504    Holmes Products
                                  Corp.,             Term Loan ..........  B2  B      02/05/07      4,154,644              4,154,644
 2,582     2,463       5,045    Imperial Home Decor
                                  Group, Inc.,       Term Loan (a) ......  NR  NR     04/04/06      1,355,625  1,292,918   2,648,543
 2,815       752       3,567    Sleepmaster, LLC,    Term Loan (c) ......  NR  NR     12/31/06      2,723,353    727,616   3,450,969
 1,965     1,474       3,439    Targus Group
                                  International,
                                  Inc.,              Term Loan ..........  NR  NR     08/31/06      1,738,947  1,304,211   3,043,158
                                                                                                  ----------------------------------
                                                                                                   16,641,019  4,588,171  21,229,190
                                                                                                  ----------------------------------


                                HOTELS, MOTELS, INNS &
                                GAMING  3.8%
38,967       2,825    41,792    Aladdin Gaming,
                                  LLC,               Term Loan (b)(c) ...  NR  NR    02/25/05 to
                                                                                      02/26/08     31,368,376  2,274,489  33,642,865
 3,950                 3,950    Extended Stay
                                  America, Inc.,     Term Loan ..........  Ba3 BB-    01/15/08      3,927,747              3,927,747
 2,406                 2,406    Greektown
                                  Casino, LLC,       Term Loan ..........  NR  NR     09/30/04      2,409,909              2,409,909
 1,746         499     2,245    Las Vegas Sands,
                                  Inc.,              Term Loan ..........  NR  B+     06/04/08      1,751,808    500,517   2,252,325
12,480                12,480    Scientific
                                  Games Corp.,       Term Loan ..........  Ba3 BB-    09/30/07     12,506,893             12,506,893
48,121       5,564    53,685    Wyndham
                                  International,
                                  Inc.,              Term Loan ..........  NR  NR    06/30/04 to
                                                                                      06/30/06     36,430,744  4,249,560  40,680,304
                                                                                                  ----------------------------------
                                                                                                   88,395,477  7,024,566  95,420,043
                                                                                                  ----------------------------------


                                INSURANCE  1.6%
 5,000                 5,000    Alea Group
                                  Holdings,          Term Loan ..........  NR  BBB-   03/31/07      4,987,500              4,987,500
             4,800     4,800    Brera GAB Robins,
                                  Inc.,              Term Loan ..........  NR  NR     12/31/05                 4,080,000   4,080,000
16,450                16,450    BRW Acquisition,
                                  Inc.,              Term Loan ..........  NR  NR    07/10/06 to
                                                                                      07/10/07     13,982,500             13,982,500
11,380       2,955    14,335    White Mountains
                                  Insurance                                         03/16/06 to
                                  Group, Ltd.,       Term Loan ..........  NR  NR     12/31/07     11,354,002  2,948,537  14,302,539
 2,736                2,736     Willis Corroon,
                                  Inc.,              Term Loan ..........  Ba2 BB+   11/19/06 to
                                                                                      11/19/07      2,721,533              2,721,533
                                                                                                  ----------------------------------
                                                                                                   33,045,535  7,028,537  40,074,072
                                                                                                  ----------------------------------


                                MACHINERY   1.8%
 4,870                4,870     Alliance Laundry
                                  Holdings, LLC,     Term Loan ..........  B1  B      08/02/07      4,817,705              4,817,705
 7,740       3,370   11,110     Ashtead Group, PLC,  Term Loan ..........  NR  NR     06/01/07      7,236,513  3,150,756  10,387,269
   782                  782     Dresser, Inc.,       Term Loan ..........  Ba3 BB-    04/10/09        784,889                784,889
 5,399                5,399     Flowserve Corp.,     Term Loan ..........  Ba3 BB-    06/30/09      5,343,165              5,343,165

PRIME      SENIOR
RATE       FLOATING
INCOME     RATE                                                                                   PRIME       SENIOR
TRUST      FUND       PRO FORMA                                      BANK LOAN                     RATE     FLOATING
PRINCIPAL  PRINCIPAL  PRINCIPAL                                       RATINGS                     INCOME       RATE
AMOUNT     AMOUNT     AMOUNT                                      ---------------    STATED       TRUST        FUND        PRO FORMA
(000)      (000)      (000)         BORROWER                       MOODY'S   S&P    MATURITY      VALUE       VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                               MACHINERY (Continued)
$10,566    $4,107    $14,673   Gleason Corp.,    Term Loan ........... NR    NR    02/18/06 to
                                                                                     02/18/08   $10,559,646  $4,104,245  $14,663,891
            2,492      2,492   SWT Finance
                                 B.V.,           Term Loan ........... NR    NR      06/30/07                 1,806,956    1,806,956
  2,494                2,494   Terex Corp.,      Term Loan ........... Ba3   BB-     06/29/09     2,346,619                2,346,619
  3,895       286      4,181   United Rentals
                                 (North
                                 America),
                                 Inc.,           Term Loan ........... Ba3   BB      08/31/07     3,766,895     276,991    4,043,886
                                                                                                ------------------------------------
                                                                                                 34,855,432   9,338,948   44,194,380
                                                                                                ------------------------------------

                               MEDICAL PRODUCTS &
                               SERVICES   3.7%
  5,826     2,189      8,015   Alliance
                                 Imaging,
                                 Inc.,           Term Loan ........... B1    B+      06/10/08     5,837,143   2,193,438    8,030,581
    866                  866   American Home
                                 Patient,        Term Loan (c) ....... NR    NR      12/31/02       586,458                  586,458
 10,000     2,000     12,000   Dade Behring,
                                 Inc.,           Term Loan ........... B1    B+      10/01/08     9,950,000   1,990,000   11,940,000
 12,438               12,438   DaVita, Inc.,     Term Loan ........... Ba3   BB-     03/31/09    12,467,986               12,467,986
 16,394               16,394   Kinetics
                                 Concepts,                                  12/31/04 to
                                 Inc.,           Term Loan ........... Ba3   B       12/31/05    16,384,260               16,384,260
  6,714                6,714   Medical
                                 Specialities                                      06/30/01 to
                                 Group, Inc.,    Term Loan (b) (g) ... NR    NR      06/30/04     2,349,773                2,349,773
  8,995                8,995   Mediq/PRN Life
                                 Support
                                 Services,
                                 Inc.,           Term Loan ........... NR    NR      06/13/05     8,320,082                8,320,082
  7,317     2,000      9,317   National Medical
                                 Care, Inc.,     Term Loan ........... Ba1   BB      09/30/03     7,133,750   1,950,000    9,083,750
  4,912     4,838      9,750   National
                                 Nephrology
                                 Associates,
                                 Inc.,           Term Loan ........... B1    B+      12/31/05     4,875,000   4,801,875    9,676,875
  2,183     1,698      3,881   Rotech
                                 Healthcare,
                                 Inc.,           Term Loan ........... Ba2   BB      03/31/08     2,166,131   1,684,769    3,850,900
  6,600     2,629      9,229   Unilab Corp.,     Term Loan ........... B1    BB-     11/23/06     6,610,408   2,633,320    9,243,728
                                                                                                ------------------------------------
                                                                                                 76,680,991  15,253,402   91,934,393
                                                                                                ------------------------------------

                               MINING, STEEL,
                                 IRON &
                                 NON-PRECIOUS
                                 METALS  2.6%

 14,641               14,641   Carmeuse Lime,
                                 Inc.,           Term Loan ........... NR    NR      03/31/06     9,370,276                9,370,276
  7,406                7,406   Cll Carbon, LLC,  Term Loan ........... NR    NR      06/25/08     5,925,146                5,925,146
  6,126                6,126   Fairmount
                                 Partners, Ltd.  Term Loan ........... NR    NR      02/28/05     5,919,287                5,919,287
 50,995     8,526     59,521   Ispat Inland,     Term Loan ........... Caa1  B-    07/16/05 to
                                                                                     07/16/06    34,676,560   5,797,378   40,473,938
  2,416                2,416   Koppers
                                 Industries,
                                 Inc.,           Term Loan ........... Ba2   NR      11/30/04     2,361,750                2,361,750
                                                                                                ------------------------------------
                                                                                                 58,253,019   5,797,378   64,050,397
                                                                                                ------------------------------------

                               NATURAL RESOURCES
                                 1.0%
 15,000     5,000     20,000   Ocean Rig ASA -
                                 (Norway),       Term Loan ........... NR    NR      06/01/08    13,125,000   4,375,000   17,500,000
  2,000                2,000   Pacific Energy
                                 Group, LLC,     Term Loan ........... Ba2   BBB-    07/26/09     2,006,250                2,006,250
  7,428                7,428   Tesoro Petroleum                                    12/31/06 to
                                 Corp.,          Term Loan ........... Ba3   BB+     12/31/07     6,323,918                6,323,918
                                                                                                ------------------------------------
                                                                                                 21,455,168   4,375,000   25,830,168
                                                                                                ------------------------------------


                               NON-DURABLE
                               CONSUMER
                               PRODUCTS   0.8%

  8,204                8,204   Accessory
                                 Network
                                 Group, Inc.,    Term Loan ........... NR    NR      06/30/03     3,076,456                3,076,456
 10,867     8,029     18,896   American
                                 Marketing
                                 Industries,
                                 Inc.,           Term Loan (b) ....... NR    NR      04/01/04     3,260,029   2,408,739    5,668,768
              791        791   American Safety
                                Razor Co.,       Term Loan ........... B1    B-      04/30/07                   717,535      717,535
  2,493                2,493   Amscan Holdings,
                                 Inc.,           Term Loan ........... B1    NR      12/31/04     2,418,652                2,418,652
  5,648                5,648   Arena Brands,
                                 Inc.,           Term Loan ........... NR    NR      06/02/03     5,478,092                5,478,092
    955                  955   Arena Brands,     Revolving Credit
                                 Inc.,             Agreement ......... NR    NR      06/02/03       919,243                  919,243
              697        697   Playtex
                                 Products,
                                 Inc.,           Term Loan ........... Ba3   BB-     05/31/09                   694,106      694,106
                                                                                                ------------------------------------
                                                                                                 15,152,472   3,820,380   18,972,852
                                                                                                ------------------------------------

                               PAPER & FOREST
                                 PRODUCTS  0.3%
  2,448                2,448   Bear Island Paper
                                 Co., LLC,       Term Loan ........... B3    B-      12/31/05     2,387,270                2,387,270
  2,955       986      3,941   Port Townsend
                                 Paper Corp.,    Term Loan ........... NR    NR      03/16/07     2,888,513     962,838    3,851,351
                                                                                                ------------------------------------
                                                                                                  5,275,783     962,838    6,238,621
                                                                                                ------------------------------------

                               PERSONAL &
                                 MISCELLANEOUS
                                 SERVICES  1.2%
            9,720      9,720   Aspen Marketing
                                 Group,          Term Loan (b) ....... NR    NR      06/30/06                 5,832,000    5,832,000
  3,080                3,080   Coinmach Laundry
                                 Corp.,          Term Loan ........... B1    BB-     07/25/09     3,091,165                3,091,165
  4,584     4,584      9,168   DIMAC Holdings,
                                 Inc.,           Term Loan (b) (c)                 09/30/02 to
                                                   (g) ............... NR    NR      12/31/05       229,201     229,201      458,402
  2,287     2,287      4,574   DIMAC Marketing
                                 Partners,
                                 Inc.,           Term Loan (b) (c) ... NR    NR      01/01/05       114,335     114,335      228,670
    370       370        740   DIMAC Marketing   Revolving Credit
                                 Partners,         Agreement
                                 Inc.,             (b) (c) ........... NR    NR      07/01/03        18,524      18,524       37,048

PRIME     SENIOR
RATE      FLOATING
INCOME    RATE                                                                                     PRIME      SENIOR
TRUST     FUND      PRO FORMA                                           BANK LOAN                  RATE      FLOATING
PRINCIPAL PRINCIPAL PRINCIPAL                                            RATINGS                  INCOME       RATE
AMOUNT    AMOUNT    AMOUNT                                           --------------     STATED     TRUST       FUND      PRO FORMA
(000)     (000)     (000)         BORROWER                           MOODY'S   S&P     MATURITY    VALUE       VALUE        VALUE
----------------------------------------------------------------------------------------------------------------------------------
                             PERSONAL & MISCELLANEOUS SERVICES (Continued)
$10,918             $10,918  Encompass Service                                      02/22/06 to
                               Corp.,              Term Loan (b)(k) ... Caa1  D       05/10/07    $3,619,573              $3,619,573
  1,418               1,418  Frontway Network
                               Solutions,          Term Loan (b) ...... NR    NR      12/31/01       241,060                 241,060
          1,600       1,600  Iron Mountain,
                               Inc.,               Term Loan .......... Ba3   BB      02/15/08                 1,606,333   1,606,333
  4,988               4,988  Katun Corp.,          Term Loan .......... NR    B+      06/30/09     4,971,914               4,971,914
  6,739               6,739  Sarcom, Inc.,         Term Loan (b)(c) ... NR    NR      12/31/02     1,145,686               1,145,686
            727         727  Stewart Enterprises,
                               Inc.,               Term Loan .......... Ba3   BB      06/29/06                   730,857     730,857
  1,869   1,869       3,738  TeleSpectrum
                               Worldwide, Inc.,    Term Loan (a) ...... NR    NR      05/31/05     1,240,003   1,240,003   2,480,006
  6,786               6,786  The Relizon Co.,      Term Loan .......... NR    NR     09/30/06 to
                                                                                      12/31/07     6,603,219               6,603,219
                                                                                                 -----------------------------------
                                                                                                  21,274,680   9,771,253  31,045,933
                                                                                                 -----------------------------------


                             PHARMACEUTICALS
                               1.2%
  1,000               1,000  aaiPharma, Inc.,      Term Loan .......... B2    BB-     03/28/07       999,375                 999,375
  3,847   1,512       5,359  Alpharma, Inc.,       Term Loan .......... B2    BB-   10/05/07 to
                                                                                      10/05/08     3,502,799   1,383,253   4,886,052
  5,473   1,990       7,463  Caremark Rx, Inc.,    Term Loan .......... Ba2   BB+     03/31/06     5,474,782   1,990,830   7,465,612
  6,136     896       7,032  MedPointe, Inc.,      Term Loan .......... B1    B+    09/30/07 to
                                                                                      09/30/08     6,104,096     892,869   6,996,965
  8,748               8,748  NCS Healthcare,       Revolving Credit
                                                     Agreement ........ NR    NR      06/30/02     8,572,787               8,572,787
                                                                                                 -----------------------------------
                                                                                                  24,653,839   4,266,952  28,920,791
                                                                                                 -----------------------------------


                             PRINTING &
                               PUBLISHING
                               5.6%
  5,000               5,000  21st Century
                               Newspapers,         Term Loan .......... NR    NR      08/27/08     4,950,000               4,950,000
  2,581               2,581  Adams Outdoor
                               Advertising LP,     Term Loan .......... B1    B+      02/08/08     2,588,564               2,588,564
  8,589               8,589  Advanstar
                               Communications,
                               Inc.,               Term Loan .......... B2    B       10/11/07     7,574,046               7,574,046
  8,308               8,308  American
                               Reprographics
                               Co.,                Term Loan .......... NR    NR      04/10/08     8,266,926               8,266,926
  4,547               4,547  Check Printers,
                               Inc.,               Term Loan .......... NR    NR      06/30/05     4,512,616               4,512,616
  9,400   1,481      10,881  CommerceConnect
                               Media, Inc.,        Term Loan .......... NR    NR      12/31/07     9,023,909   1,422,000  10,445,909
  2,324               2,324  Daily News, LP,       Term Loan .......... NR    NR      03/19/08     2,230,809               2,230,809
  4,778               4,778  Danka Business
                               Systems, PLC,       Term Loan .......... NR    NR      03/31/04     4,697,094               4,697,094
  2,500               2,500  F&W Publications,
                               Inc.,               Term Loan .......... NR    NR      12/31/09     2,462,500               2,462,500
  2,932   5,776       8,708  Haights Cross
                               Communications,
                               LLC,                Term Loan .......... B2    B+      12/10/06     2,695,418   5,309,426   8,004,844
 16,830              16,830  Journal Register
                               Co.,                Term Loan .......... Ba1   BB+     09/29/06    16,640,894              16,640,894
  3,437               3,437  Lamar Media Corp.,    Term Loan .......... Ba2   BB-     03/01/06     3,398,292               3,398,292
  2,175   1,395       3,570  Liberty Group
                               Operating, Inc.,    Term Loan .......... B1    B       03/31/07     2,164,015   1,388,302   3,552,317
 10,000              10,000  Morris
                               Communications
                               Corp.,              Term Loan .......... NR    NR      09/30/09    10,010,940              10,010,940
  3,741               3,741  Network
                               Communications,
                               Inc.,               Term Loan .......... NR    NR      06/27/08     3,749,977               3,749,977
          1,578       1,578  Payment Processing
                               Solutions, Inc.,    Term Loan .......... NR    NR      06/30/05                 1,565,881   1,565,881
  6,244     990       7,234  PRIMEDIA, Inc.,       Term Loan .......... NR    B       06/30/09     5,084,035     806,025   5,890,060
 11,936   1,821      13,757  Readers Digest                                         05/21/07 to
                               Associations, Inc., Term Loan .......... Baa3  BB+     05/20/08    11,484,149   1,750,753  13,234,902
 11,834              11,834  Vertis, Inc.,         Term Loan .......... B1    B+    12/07/05 to
                                                                                      12/07/08    11,571,137              11,571,137
          5,727       5,727  Vutek, Inc.,          Term Loan .......... B1    NR      07/31/07                 5,670,223   5,670,223
  5,500               5,500  Xerox Corp.,          Term Loan .......... NR    BB-     12/31/03     5,105,000               5,105,000
  3,835     959       4,794  Ziff-Davis Media,
                               Inc.,               Term Loan .......... B3    CCC-    03/31/07     3,269,090     817,272   4,086,362
                                                                                                 -----------------------------------
                                                                                                 121,479,411  18,729,882 140,209,293
                                                                                                 -----------------------------------


                             RESTAURANTS & FOOD
                               SERVICE   0.7%
  1,784               1,784  Carvel Corp.,         Term Loan ........   NR    NR      12/31/06     1,766,347               1,766,347
  7,055     998       8,053  Domino's, Inc.,       Term Loan ........   Ba3   BB-     06/30/08     7,072,437     999,994   8,072,431
  2,813               2,813  Papa Ginos, Inc.,     Term Loan ........   NR    NR      08/31/07     2,803,121               2,803,121
  6,027               6,027  S.C. International
                               Services, Inc.,     Term Loan ........   Ba1   NR      03/01/07     5,454,330               5,454,330
                                                                                                 -----------------------------------
                                                                                                  17,096,235     999,994  18,096,229
                                                                                                 -----------------------------------


                             RETAIL - OFFICE
                               PRODUCTS   0.1%
  6,335               6,335  Identity Group,
                               Inc.,               Term Loan ........   NR    NR      05/11/07     2,629,025               2,629,025
                                                                                                 -----------------------------------


PRIME     SENIOR
RATE      FLOATING
INCOME    RATE                                                                                     PRIME      SENIOR
TRUST     FUND      PRO FORMA                                           BANK LOAN                  RATE      FLOATING
PRINCIPAL PRINCIPAL PRINCIPAL                                            RATINGS                  INCOME       RATE
AMOUNT    AMOUNT    AMOUNT                                           --------------     STATED     TRUST       FUND      PRO FORMA
(000)     (000)     (000)         BORROWER                           MOODY'S   S&P     MATURITY    VALUE       VALUE        VALUE
----------------------------------------------------------------------------------------------------------------------------------
                             RETAIL - OIL & GAS
                               1.0%
          $ 7,266   $ 7,266  Barjan Products, LLC,  Term Loan ........ NR   NR      05/31/06                 $6,357,847  $ 6,357,847
 16,235     1,930    18,165  The Pantry, Inc.,      Term Loan ........ B1   B+    01/31/06 to
                                                                                    07/31/06      16,013,155  1,903,464   17,916,619
                                                                                                ------------------------------------
                                                                                                  16,013,155  8,261,311   24,274,466
                             RETAIL -                                                           ------------------------------------
                               SPECIALTY   1.0%
  1,786               1,786  American Blind &
                               Wallpaper Factory,
                               Inc.,                Term Loan ........ NR   NR      12/31/05       1,787,243               1,787,243
  3,242               3,242  DRL Acquisitions,
                               Inc.,                Term Loan ........ NR   NR      04/30/09       3,228,707               3,228,707
  6,492               6,492  Home Interiors &
                               Gifts, Inc.,         Term Loan ........ NR   B       12/31/06       6,248,594               6,248,594
  4,401     3,000     7,401  Josten's, Inc.,        Term Loan ........ B1   BB-   05/31/06 to
                                                                                    12/31/09       4,371,109  3,004,374    7,375,483
  1,130               1,130  Josten's, Inc.,        Revolving Credit
                                                      Agreement ...... B1   BB-     05/31/06       1,099,866               1,099,866
  5,155               5,155  Nebraska Book
                               Co., Inc.,           Term Loan ........ Ba3  B+      03/31/06       5,168,384               5,168,384
                                                                                                ------------------------------------
                                                                                                  21,903,903  3,004,374   24,908,277
                                                                                                ------------------------------------


                             RETAIL - STORES
                               2.4%
    487                 487  Duane Reade, Inc.,     Term Loan ........ Ba2  BB-     02/15/04         488,406                 488,406
  6,777               6,777  Murray's Discount
                               Auto Stores, Inc.,   Term Loan ........ NR   NR      06/30/03       5,591,094               5,591,094
  1,525               1,525  Payless Cashways,
                               Inc.,                Term Loan (a)
                                                      (b)(C) ......... NR   NR      11/30/02       1,297,940               1,297,940
  9,507               9,507  Pebbles, Inc.,         Term Loan ........ NR   NR      04/30/04       9,221,891               9,221,891
 37,289     6,755    44,044  Rite Aid Corp.,        Term Loan ........ B2   BB-     06/27/05      36,729,648  6,653,850   43,383,498
                                                                                                ------------------------------------
                                                                                                  53,328,979  6,653,850   59,982,829
                                                                                                ------------------------------------


                             TECHNOLOGY   0.2%
  4,489     1,496     5,985  The Titan Corp.,       Term Loan (j) .... Ba3  BB-     06/30/09       4,503,338  1,501,113    6,004,451
                                                                                                ------------------------------------


                             TELECOMMUNICATIONS -
                               LOCAL EXCHANGE
                               CARRIERS  0.8%
 10,285              10,285  Alaska Communications
                               Systems Holdings,                                  11/14/07 to
                               Inc.,                Term Loan ........ B1   BB      05/14/08       9,650,604               9,650,604
  7,612     1,524     9,136  Broadwing, Inc.,       Term Loan ........ Ba3  BB    11/09/04 to
                                                                                    06/28/07       6,266,714  1,257,818    7,524,532
  1,952       558     2,510  McLeodUSA, Inc.,       Term Loan ........ Caa  NR      05/30/08         889,679    254,194    1,143,873
 19,277              19,277  NATG Holdings, LLC,    Term Loan (k) .... Caa  NR      12/15/06       1,381,490               1,381,490
            9,097     9,097  Orius Corp.,           Term Loan (C) .... Caa  NR      12/15/06                    651,983      651,983
  7,500               7,500  WCI Capital Corp.,     Term Loan (b)
                                                      (C) ............ NR   NR      09/30/07         121,875                 121,875
  2,312               2,312  WCI Capital Corp.,     Revolving
                                                      Credit
                                                      Agreement (b)
                                                      (C) ............ NR   NR      12/31/02          92,494                  92,494
                                                                                                ------------------------------------
                                                                                                  18,402,856  2,163,995   20,566,851
                                                                                                ------------------------------------


                             TELECOMMUNICATIONS -
                               LONG DISTANCE
                               0.2%
  4,386               4,386  Global Crossing        Term Loan (b)
                               Holdings, Ltd          (C) ............ NR   NR      06/30/06         689,774                 689,774

 29,946              29,946  Pacific Crossing,      Term Loan (b)
                             Ltd.,                     (C) ........... NR   NR      07/28/06       3,462,511               3,462,511
                                                                                                ------------------------------------
                                                                                                   4,152,285               4,152,285
                                                                                                ------------------------------------


                             TELECOMMUNICATIONS -
                               PAGING  0.1%
  3,500               3,500  Arch Western
                               Resources,
                               LLC,                 Term Loan ........ Ba1  BB+     04/18/08       3,500,000               3,500,000
                                                                                                ------------------------------------


                             TELECOMMUNICATIONS -
                               WIRELESS   5.2%
  4,600               4,600  American Cellular                                    03/31/08 to
                               Corp.,               Term Loan ........ B3   CCC-    03/31/09       2,921,197               2,921,197
 31,686     4,638    36,324  BCP SP Ltd.,           Term Loan (b)(g) . NR   NR    03/31/02 to
                                                                                    03/31/05      12,674,425  1,855,184   14,529,609
  1,858               1,858  Centennial Puerto
                               Rico Operations
                               Corp.,               Term Loan ........ NR   NR      11/30/07       1,186,651               1,186,651
  7,000     1,000     8,000  Cricket
                               Communications,
                               Inc.,                Term Loan (b) .... NR   NR      06/30/07       1,242,500    177,500    1,420,000
  7,944     1,833     9,777  Crown Castle
                               International
                               Corp.,               Term Loan ........ Ba3  BB-     03/15/08       7,101,340  1,638,771    8,740,111
  7,516               7,516  Dobson Operating
                               Co.,                 Term Loan ........ Ba3  B+      03/31/08       6,546,682               6,546,682
 22,833       783    23,616  Nextel Finance Co.,    Term Loan ........ Ba3  BB-   12/31/07 to
                                                                                    12/31/08      20,074,519    693,366   20,767,885
  6,718               6,718  Nextel Finance Co.,    Term Loan (b)
                               (Argentina),            (c) ........... NR   NR      12/31/02         379,319                 379,319
 12,308       192    12,500  Nextel Partners,                                     01/29/08 to
                               Inc.,                Term Loan ........ B1   B-      07/29/08      10,600,080    165,705   10,765,785


PRIME     SENIOR
RATE      FLOATING
INCOME    RATE                                                                                 PRIME      SENIOR
TRUST     FUND      PRO FORMA                                       BANK LOAN                   RATE      FLOATING
PRINCIPAL PRINCIPAL PRINCIPAL                                        RATINGS                   INCOME      RATE
AMOUNT    AMOUNT    AMOUNT                                       -------------     STATED      TRUST       FUND       PRO FORMA
(000)     (000)     (000)         BORROWER                       MOODY'S   S&P     MATURITY    VALUE       VALUE        VALUE
----------------------------------------------------------------------------------------------------------------------------------
                             TELECOMMUNICATIONS - WIRELESS (Continued)
$17,668             $17,668  Rural Cellular         Term Loan ...  Ba3    B+    10/03/08 to
                               Corp.,                                             04/03/09   $14,021,090               $14,021,090
  5,333    1,333      6,666  Spectrasite
                               Communications,
                               Inc.,                Term Loan ...  B3     CC      12/31/07     4,483,637   1,120,909     5,604,546
 31,364              31,364  Sygnet Wireless,                                   12/23/06 to
                               Inc.,                Term Loan ...  NR     NR      12/23/07    26,923,195                26,923,195
 13,579              13,579  Triton PCS, Inc.,      Term Loan ...  Ba3    BB-     05/04/07    12,492,573                12,492,573
  4,333               4,333  Western Wireless
                               Corp.,               Term Loan ...  B1     B       09/30/08     2,513,333                 2,513,333
                                                                                           ---------------------------------------
                                                                                             123,160,541   5,651,435   128,811,976
                                                                                           ---------------------------------------


                             TEXTILES &
                             LEATHER   1.0%
  5,599               5,599  Galey & Lord, Inc.,    Term Loan ...  NR     NR    04/02/05 to
                                                                                  04/01/06     3,751,420                 3,751,420
  2,370               2,370  Galey & Lord, Inc.,    Revolving
                                                      Credit
                                                      Agreement
                                                      (c) .......  NR     NR      03/27/04     1,588,182                 1,588,182
 18,361    1,672     20,033  Norcross Safety
                               Products, LLC,       Term Loan ...  NR     NR      09/30/04    18,246,044   1,661,919    19,907,963
                                                                                           ---------------------------------------
                                                                                              23,585,646   1,661,919    25,247,565
                                                                                           ---------------------------------------


                             TRANSPORTATION -
                             CARGO   2.5%
  7,061               7,061  American Commercial                                06/30/06 to
                               Lines, LLC,          Term Loan ...  B3     B       06/30/07     5,592,275                 5,592,275
 15,724              15,724  Atlas Freighter                                    04/25/05 to
                               Leasing, Inc.,       Term Loan ...  NR     NR      04/25/06    13,520,877                13,520,877
 17,899    3,598     21,497  Evergreen
                               International
                               Aviation, Inc.,      Term Loan ...  NR     NR      05/07/03    15,840,364   3,184,349    19,024,713
  4,881               4,881  Havco Wood Products,
                               Inc.,                Term Loan ...  NR     NR      09/30/06     2,684,415                 2,684,415
  3,159               3,159  Ingram Industries,
                               Inc.,                Term Loan ...  NR     NR      07/02/08     3,133,085                 3,133,085
  4,003    4,003      8,006  OmniTrax Railroads,
                               LLC,                 Term Loan ...  NR     NR      05/13/05     3,993,225   3,993,225     7,986,450
  5,000               5,000  RailAmerica, Inc.,     Term Loan ...  Ba3    BB      05/23/09     4,997,500                 4,997,500
  1,664    1,664      3,328  Roadway Corp.,         Term Loan ...  Baa3   BBB     11/30/06     1,657,760   1,657,760     3,315,520
  1,500               1,500  United States
                               Shipping, LLC,       Term Loan ...  Ba2    BB      09/12/08     1,505,625                 1,505,625
                                                                                           ---------------------------------------
                                                                                              52,925,126   8,835,334    61,760,460
                                                                                           ---------------------------------------


                             TRANSPORTATION -
                             PERSONAL   0.3%
  6,777      499      7,276  Motor Coach
                               Industries, Inc.,    Term Loan ...  B2     B       06/16/05     5,853,501     431,368     6,284,869
  2,000               2,000  Transcore Holdings,
                               Inc.,                Term Loan ...  NR     NR      10/01/06     2,002,500                 2,002,500
                                                                                           ---------------------------------------
                                                                                               7,856,001     431,368     8,287,369
                                                                                           ---------------------------------------


                             TRANSPORTATION -
                             RAIL MANUFACTURING
                             0.1%
  2,441               2,441  Helm, Inc.,            Term Loan ...  NR     NR      10/18/06     2,240,026                 2,240,026
  2,816      830      3,646  RailWorks Corp.,       Term Loan
                                                      (b)(c))....  NR     NR      09/30/06     1,056,069     311,265     1,367,334
                                                                                           ---------------------------------------
                                                                                               3,296,095     311,265     3,607,360
                                                                                           ---------------------------------------


                             UTILITIES   0.9%
  3,200               3,200  Consumers Energy       Term Loan ..   Ba1    NR      07/11/04     3,088,000                 3,088,000
                               Co.,
  2,993               2,993  Michigan Electric
                               Transmission         Term Loan ..   Baa2   NR      05/01/07     3,000,918                 3,000,918
                               Co.,
  2,682               2,682  Pike Electric,         Term Loan ..   NR     NR      04/18/10     2,699,118                 2,699,118
                               Inc.,
  3,583      583      4,166  Southern                                           03/01/03 to
                               California
                               Edison Co.,          Term Loan ..   Ba2    NR      03/01/05     3,567,906     582,094     4,150,000
    975                 975  TNP Enterprises,
                               Inc.,                Term Loan ..   Ba2    BB+     03/30/06       975,000                   975,000
  9,000               9,000  Westar Energy,         Term Loan ..   NR     NR      06/05/05     8,645,625                 8,645,625
                               Inc.,
                                                                                           ---------------------------------------
                                                                                              21,976,567     582,094    22,558,661
                                                                                           ---------------------------------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS   90.3%                                        1,984,278,247 271,359,655 2,255,637,902
                                                                                           ---------------------------------------




  PRIME     SENIOR
   RATE    FLOATING
  INCOME     RATE                                                                                  PRIME       SENIOR
  TRUST      FUND    PRO FORMA                                                                      RATE      FLOATING
   PAR       PAR       PAR                                                                         INCOME       RATE
 AMOUNT     AMOUNT    AMOUNT                                                                       TRUST        FUND     PRO FORMA
  (000)     (000)     (000)     DESCRIPTION                           COUPON       MATURITY        VALUE       VALUE       VALUE

                               NOTES     2.1%
$  2,014             $ 2,014   Alderwoods Group, Inc.                11.00% to     01/02/07 to
                                                                       12.25%       01/02/09     $1,932,057             $ 1,932,057
   6,306       887     7,193   Dade Behring, Inc.                      11.91        10/03/10      6,273,997    882,739    7,156,736
  12,108       730    12,838   Genesis Health Ventures, Inc. (h)        6.76        04/02/07     12,107,633    730,224   12,837,857
   5,397               5,397   Jazz Casino Co. (h)                      4.61        03/30/08      5,400,583               5,400,583
   2,078     2,708     4,786   PCI Chemicals Canada, Inc.              10.00        12/31/08      1,423,668  1,855,291    3,278,959
     693       903     1,596   Pioneer Cos., Inc. (h)                   5.26        12/31/06        467,629    609,402    1,077,031
   4,000     2,000     6,000   Premcor Refining Group, Inc. (h)         4.49        08/23/03      3,970,000  1,985,000    5,955,000
     185                 185   Rowe International, Inc. (a) (g)        15.00        08/31/02              0                       0
  18,446              18,446   Satelites Mexicanos - 144A Private
                                 Placement (f) (h)                      6.29        06/30/04     15,932,733              15,932,733
                                                                                                ------------------------------------

 TOTAL NOTES                                                                                     47,508,300  6,062,656   53,570,956
                                                                                                ------------------------------------

   PRIME     SENIOR                                                                                  PRIME       SENIOR
    RATE    FLOATING                                                                                  RATE     FLOATING
   INCOME     RATE                                                                                   INCOME      RATE
   TRUST      FUND    PRO FORMA                                                                      TRUST        FUND     PRO FORMA
   SHARES    SHARES    SHARES    DESCRIPTION                                                         VALUE       VALUE       VALUE


                                 EQUITIES  4.6%
   402,834               402,834 AFC Enterprises, Inc. (common shares) (e)                   $ 7,460,486                 $ 7,460,486
   137,138               137,138 Alderwoods Group, Inc. (common shares) (e)                      840,656                     840,656
    10,147     68,497     78,644 American Home Patient, Inc. (Warrants for common shares)
                                   (e)                                                                 0            0              0
    98,058     39,135    137,193 Audio Visual Services Corp. (common shares) (d) (e)           1,274,754   $  508,755      1,783,509
   297,480               297,480 Best Products Co., Inc. (common shares) (e)                          59                          59
 1,345,452    126,731  1,472,183 Breed Technologies, Inc. (common shares) (a) (d) (e)                  0            0              0
    42,173                42,173 Chart Industries, Inc. (Warrants for common shares) (e)               0                           0
       760                   760 Classic Cable, Inc. (Warrants for common shares) (c) (d)
                                   (e)                                                                 0                           0
   526,999     74,180    601,179 Dade Behring Holdings, Inc. (common shares) (e)               7,904,985    1,112,700      9,017,685
   192,060               192,060 Dan River, Inc. (common shares) (e)                             460,944                     460,944
   198,600               198,600 DecorateToday.com (common shares) (a) (d) (e)                   180,726                     180,726
     6,526      6,526     13,052 DIMAC Holdings, Inc. (preferred shares) (c) (d) (e)                   0            0              0
     6,526      6,526     13,052 DIMAC Holdings, Inc. (Warrants for common shares) (c) (d)
                                   (e)                                                                 0            0              0
   737,897               737,897 Fleer/ Marvel Entertainment, Inc. (preferred shares) (d)      8,485,815                   8,485,815
   891,340               891,340 Fleer/ Marvel Entertainment, Inc. (common shares) (e)         7,175,287                   7,175,287
       993        758      1,751 Flextek Components, Inc. (Warrants for common shares) (c)
                                   (d) (e)                                                             0            0              0
 1,476,810     91,986  1,568,796 Genesis Health Ventures, Inc. (common shares) (d) (e)        20,911,630    1,302,521     22,214,151
    16,685      1,070     17,755 Genesis Health Ventures, Inc. (preferred shares) (d) (e)      1,590,080      101,971      1,692,051
   929,571    886,572  1,816,143 Imperial Home Decor Group, Inc. (common shares) (a)
                                   (d) (e)                                                             0            0              0
   929,571    886,572  1,816,143 Imperial Home Decor Realty, Inc. (common shares) (a)
                                   (d) (e)                                                             0            0              0
   978,504     55,081  1,033,585 Kindred Healthcare, Inc. (common shares) (a) (e)             13,454,430      757,364     14,211,794
   515,922               515,922 London Fog Industries, Inc. (common shares) (a) (d) (e)       8,383,733                   8,383,733
    22,626                22,626 Mediq/PRN Life Support Services, Inc. (preferred shares)
                                   (d) (e)                                                             0                           0
       290                   290 Murray's Discount Auto Stores, Inc. (Warrants for common
                                   shares) (d) (e)                                                     0                           0
 1,024,159             1,024,159 Payless Cashways, Inc. (common shares) (a) (c) (e)                    0                           0
   134,400    175,147    309,547 Pioneer Cos., Inc. (common shares) (d) (e)                      201,600      262,720        464,320
   906,852     36,040    942,892 Rotech Healthcare, Inc. (common shares) (e)                  12,242,502      486,540     12,729,042
    90,685      3,604     94,289 Rotech Medical Corp. (common shares) (d) (e)                          0            0              0
    91,173                91,173 Rowe International, Inc. (common shares) (a) (d) (e)                  0                           0
   236,677               236,677 Rowe International, Inc. (Warrants for common shares)
                                   (a) (d) (e)                                                         0                           0
   402,526    321,953    724,479 Safelite Glass Corp. (common shares) (d) (e)                  3,264,486    2,611,039      5,875,525
    27,171     21,732     48,903 Safelite Realty (common shares) (d) (e)                               0            0              0
        90                    90 Sarcom Enterprise Educational Services (common shares)
                                   (c) (d) (e)                                                         0                           0
   422,641               422,641 Sarcom, Inc. (common shares) (c) (d) (e)                              0                           0
               33,390     33,390 Stellex Aerostructures, Inc. (common shares) (d) (e)                         504,924        504,924
   740,121              740,121 Stronghaven, Inc. (Warrants for common shares) (d) (e)                0                           0
11,618,775 11,618,775 23,237,550 TeleSpectrum Worldwide, Inc. (common shares) (a) (d) (e)              0            0              0
     8,307      8,307     16,614 TeleSpectrum Worldwide, Inc. (preferred shares)
                                   (a) (d) (e)                                                         0            0              0
       400                   400 Teligent, Inc. (common shares) (e)                                    0                           0
   140,409               140,409 Tembec, Inc. (common shares) (e)                                922,487                     922,487
 3,789,962             3,789,962 Trans World Entertainment Corp. (common shares) (a) (e)      11,407,786                  11,407,786
   196,020               196,020 United Fixtures Holdings, Inc. (common shares)
                                   (a) (d) (e)                                                         0                           0
    53,810                53,810 United Fixtures Holdings, Inc. (preferred shares)
                                   (a) (d) (e)                                                   435,323                     435,323
     5.04%      6.35%     11.39% West American Rubber Co., LLC (ownership interest)
                                   (d) (e)                                                             0            0              0
                                                                                          ------------------------------------------
TOTAL EQUITIES                                                                               106,597,769    7,648,534    114,246,303
                                                                                          ------------------------------------------

TOTAL LONG-TERM INVESTMENTS 97.0%
(COST $2,679,975,966, $348,531,213 and $3,028,507,179)                                     2,138,384,316  285,070,845  2,423,455,161
                                                                                          ------------------------------------------

SHORT TERM INVESTMENTS 2.4%

REPURCHASE AGREEMENT 2.2%
State Street Bank & Trust Corp. ($53,700,000 par collateralized by
 U.S. Government Obligations in a pooled cash account,
 dated 10/31/02, to be sold on 11/01/02 at $53,702,565) (j)                                   16,000,000   37,700,000     53,700,000
                                                                                          ------------------------------------------

TIME DEPOSIT 0.2%
State Street Bank & Trust Corp. ($5,696,450 par, .50% to 1.25% coupon,
  dated 10/31/02, to be sold on 11/01/02 at $5,696,638) (j)                                    5,253,990      442,460      5,696,450
                                                                                          ------------------------------------------

TOTAL SHORT-TERM INVESTMENTS 2.4%
(COST $21,253,990, $38,142,460 and $59,396,450)                                               21,253,990   38,142,460     59,396,450
                                                                                          ------------------------------------------

TOTAL INVESTMENTS 99.4%
(COST $2,701,229,956, $386,673,673 and $3,087,903,629)                                     2,159,638,306  323,213,305  2,482,851,611

OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%                                                    13,562,610    2,508,057     16,070,667
                                                                                          ------------------------------------------

NET ASSETS 100.0%                                                                         $2,173,200,916 $325,721,362 $2,498,922,278
                                                                                          ==========================================

NR - Not rated

  + Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

          Industry percentages are calculated as a percentage of net assets.

  (a)     Affiliated company.

  (b)     This Senior Loan interest is non-income producing.

  (c)     This borrower has filed for protection in federal bankruptcy court.

  (d)     Restricted security.

  (e) Non-income producing security as this stock currently does not declare dividends.

  (f) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

  (g) This borrower is in the process of restructuring or amending the terms of this loan.

  (h)     Variable rate security.

  (i)     Fixed rate security.

  (j) A portion of this security is segregated in connection with unfunded loan commitments.

  (k) Subsequent to October 31, 2002, this borrower has filed for protection in federal bankruptcy court.


        * Senior Loans in the Trust's/Fund's portfolio generally are subject to mandatory and/or optional prepayment.

          Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's/Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's/Fund's portfolio may be substantially less than the stated maturities shown. Although the Trust/Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust/Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

       ** Senior Loans in which the Trust/Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally
          (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust/Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

    VAN KAMPEN PRIME RATE INCOME TRUST - VAN KAMPEN SENIOR FLOATING RATE FUND
             PRO FORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2002
                                   (Unaudited)
                              Amounts in Thousands


                                                                                        Van Kampen
                                                                       Van Kampen         Senior
                                                                       Prime Rate        Floating
                                                                      Income Trust      Rate Fund     Adjustments     Pro Forma
                                                                     -------------    -------------  -------------  -------------
Total Investments (Cost of $2,701,230, $386,673 and $3,087,903,
  respectively) ....................................................  $ 2,159,638      $   323,213                    $ 2,482,851
Other Assets Less Liabilities ......................................       13,563            2,508       ($410)(1)         15,661
                                                                     -------------    -------------   ---------     --------------
NET ASSETS .........................................................  $ 2,173,201      $   325,721       ($410)(1)    $ 2,498,512
                                                                     =============    =============   =========     ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share) ..............................  $ 3,455,253      $   590,446                    $ 4,045,699
Net Unrealized Depreciation ........................................     (541,592)         (63,460)                      (605,052)
Accumulated Undistributed Net Investment Income ....................        4,008            1,738       ($410)(1)          5,336
Accumulated Net Realized Loss ......................................     (744,468)        (203,003)                      (947,471)
                                                                     -------------    -------------   ---------     --------------
NET ASSETS .........................................................  $ 2,173,201      $   325,721       ($410)(1)    $ 2,498,512
                                                                     =============    =============   =========     ==============

NET ASSET VALUE PER COMMON SHARE:
Class B Shares:
          Net Assets ...............................................  $ 2,173,201                         ($94)       $ 2,173,107
          Shares Outstanding .......................................      284,051                                         284,051
                                                                     -------------                                  --------------
          Net Asset Value Per Share ................................  $      7.65                                     $      7.65
                                                                     =============                                  ==============
Class C Shares:
          Net Assets ...............................................                   $   325,721       ($316)       $   325,405
          Shares Outstanding .......................................                        44,227      (1,690)            42,537(2)
                                                                                      -------------                 --------------
          Net Asset Value Per Share ................................                   $      7.36                    $      7.65
                                                                                      =============                 ==============


(1) A non-recurring cost associated with this transaction of approximately
$410,000 will be incurred. Approximately $315,700, or $.0071 per share, will be borne by the shareholders of the Van Kampen Senior Floating Rate Fund, while approximately $94,300, or $.0003 per share, will be borne by the shareholders of the Van Kampen Prime Rate Income Trust.

(2) The pro forma statements presume the issuance by Van Kampen Prime Rate
Income Trust of approximately 42,536,688 Class C Shares in exchange for the assets and liabilities of the Van Kampen Senior Floating Rate Fund.

    VAN KAMPEN PRIME RATE INCOME TRUST - VAN KAMPEN SENIOR FLOATING RATE FUND

                  PRO FORMA CONDENSED STATEMENT OF OPERATIONS
             For the Three Months Ended October 31, 2002 Annualized
                                   (Unaudited)
                              Amounts in Thousands

                                                                             Van Kampen
                                                          Van Kampen           Senior
                                                          Prime Rate          Floating
                                                         Income Trust         Rate Fund         Adjustments        Pro Forma
                                                         -------------      -------------      -------------     -------------
INVESTMENT INCOME:
    Interest .........................................    $ 139,376          $  20,160                              $159,536
    Dividend .........................................          428                  0                                   428
    Other ............................................        6,008                 16                                 6,024
                                                         -------------      -------------      -------------     -------------
      Total Income ...................................      145,812             20,176                               165,988
                                                         -------------      -------------      -------------     -------------

EXPENSES:
    Investment Advisory Fee ..........................       23,584              3,272                                26,856
    Administrative Fee ...............................        6,208                860                                 7,068
    Service Fee ......................................            0                516                                   516
    All Other Expenses (1) ...........................        7,730              1,840             (1,020)             8,550
                                                         -------------      -------------      -------------     -------------
      Total Expense ..................................       37,522              6,488             (1,020)            42,990
                                                         -------------      -------------      -------------     -------------
NET INVESTMENT INCOME ................................    $ 108,290            $13,688             $1,020          $ 122,998
                                                         =============      =============      =============     =============

REALIZED AND UNREALIZED GAIN/LOSS:
    Realized Loss ....................................    ($ 31,316)           ($5,688)                             ($37,004)
    Net Unrealized Depreciation During the Period ....     (107,288)           (11,188)                             (118,476)
                                                         -------------      -------------      -------------     -------------
NET REALIZED AND UNREALIZED LOSS .....................    ($138,604)          ($16,876)                            ($155,480)
                                                         =============      =============      =============     =============

NET DECREASE IN NET ASSETS FROM OPERATIONS ...........     ($30,314)           ($3,188)            $1,020           ($32,482)
                                                         =============      =============      =============     =============



(1) Reflects the reduction in other operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.


                                     PART C
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     The Declaration of Trust of Van Kampen Prime Rate Income Trust (the "Fund") contains provisions limiting the liability of and indemnifying Trustees and officers of the Fund under certain circumstances. Section 5.3 of the Fund's Declaration of Trust, a copy of which is filed as an exhibit hereto, provides for indemnification as set forth below:

     Section 5.3 Mandatory Indemnification.

          (a) Subject to the exceptions and limitations contained in paragraph
     (b) below:

             (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words, "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:

             (i) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

             (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

             (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
        (b)(ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

                (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                (B) by written opinion of independent legal counsel.

          (c) The rights of indemnification herein provided by be insured against by policies maintained by the Trust, shall be severable, shall not effect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators, and assigns of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph
     (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either

             (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

             (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

        As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending."

The provisions set forth above apply insofar as they are consistent with Section 17(h) of the Investment Company Act of 1940, which prohibits indemnification of any Trustee or officer of the Fund against any liability to the Fund or its shareholders to which such Trustee or officer otherwise would by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS


  1.1  Amended and Restated Declaration of Trust dated September 19,
       1989(1)
  1.2  Certificate of Amendment of Declaration of Trust dated October
       11, 1995(1)
  2.   By-Laws(1)
  3.   Not applicable
  4.   Form of Agreement and Plan of Reorganization between Van Kampen
       Prime Rate Income Trust and Van Kampen Senior Floating Rate Fund+
  5.1  Specimen Certificate of Class B Shares of the Registrant++
  5.2  Specimen Certificate of Class C Shares of the Registrant++
  6.   Investment Advisory Agreement(2)
  7.1  Offering Agreement(2)
  7.2  Form of Dealer Agreement(3)
  7.3  Form of Broker Agreement(3)
  7.4  Form of Bank Agreement(3)
  8.1  Form of Trustee Deferred Compensation Plan++
  8.2  Form of Trustee Retirement Plan++

        9.1 Custodian Agreement(2)
        9.2 Amendment to Custodian Agreement++
       10.1 Form of Multi-Class Plan++
       10.2 Form of Service Plan++
       11. Form of Opinion and Consent of Counsel+++
       12. Form of Opinion and Consent of Counsel supporting tax matters and consequences+++
       13.1 Transfer Agency and Service Agreement(2)
       13.2 Administration Agreement(2)
       13.3 Amended and Restated Legal Services Agreement(4)
       13.4 Fifth Amendment and Restatement of Credit Agreement dated November 8, 2002(4)
       14. Consent of Independent Auditors++
       15. Not applicable
       16. Power of Attorney(5)
       17. Not applicable


---------------

(1) Incorporated by reference to the Fund's Registration Statement on Form N-2, File Nos. 333-14499 and 811-5845, filed on October 21, 1996.



(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2, File Nos. 333-14499 and 811-5845, filed on November 13, 1997.


(3) Incorporated by reference to the Fund's Registration Statement on Form N-2, File Nos. 333-75911 and 811-5845, filed on April 8, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Fund's Registration on Form N-2, File Nos. 333-75911 and 811-5845, filed on November 27, 2002.


(5) Incorporated herein by reference to the Fund's Registration Statement on Form N-14, File No. 333-103330, filed on February 19, 2003.


  + Filed herewith as Appendix A to the Reorganization Statement of Additional
    Information.


 ++ Filed herewith.



+++ To be filed by further amendment.


ITEM 17.  UNDERTAKINGS

     (a) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 11th day of March, 2003.


                                          VAN KAMPEN PRIME RATE INCOME TRUST
                                          By:    /s/ A. THOMAS SMITH III
                                            ------------------------------------
                                                    A. Thomas Smith III
                                                Vice President and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on March 11, 2003 by the following persons in the capacities indicated.



                SIGNATURES                                            TITLE
                ----------                                            -----
          /s/ MITCHELL M. MERIN*                      President and Chief Executive Officer
-------------------------------------------
             Mitchell M. Merin




           /s/ JOHN L. SULLIVAN*              Vice President, Chief Financial Officer and Treasurer
-------------------------------------------
             John L. Sullivan




            /s/ DAVID C. ARCH*                                       Trustee
-------------------------------------------
               David C. Arch




             /s/ ROD DAMMEYER*                                       Trustee
-------------------------------------------
               Rod Dammeyer




            /s/ HOWARD J KERR*                                       Trustee
-------------------------------------------
               Howard J Kerr




          /s/ THEODORE A. MYERS*                                     Trustee
-------------------------------------------
             Theodore A. Myers




        /s/ RICHARD F. POWERS, III*                                  Trustee
-------------------------------------------
          Richard F. Powers, III




         /s/ HUGO F. SONNENSCHEIN*                                   Trustee
-------------------------------------------
           Hugo F. Sonnenschein




           /s/ WAYNE W. WHALEN*                                      Trustee
-------------------------------------------
              Wayne W. Whalen



---------------
* Signed by A. Thomas Smith III pursuant to a Power of Attorney, previously filed.




          /s/ A. THOMAS SMITH III
-------------------------------------------
             Attorney-in-Fact

                       SCHEDULE OF EXHIBITS TO FORM N-14
                       VAN KAMPEN PRIME RATE INCOME TRUST


EXHIBIT
-------
  5.1     Specimen Certificate of Class B Shares of the Registrant
  5.2     Specimen Certificate of Class C Shares of the Registrant
  8.1     Form of Trustee Deferred Compensation Plan
  8.2     Form of Trustee Retirement Plan
  9.2     Amendment to Custodian Agreement
 10.1     Form of Multi-Class Plan
 10.2     Form of Service Plan
 14.      Consent of Independent Auditors